UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: November 30, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of November 30, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2011.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Treasury Obligations — 105.4%
	U.S. Treasury Bills — 89.3% (n)
1,000,000	0.000%, 03/03/11	999,560
1,785,636	0.108%, 01/06/11	1,785,443
2,103,087	0.122%, 01/13/11	2,102,780
1,664,309	0.145%, 12/02/10	1,664,302
2,400,000	0.146%, 12/16/10 (m)	2,399,854
2,000,000	0.151%, 12/09/10	1,999,933
2,450,000	0.151%, 12/23/10	2,449,773
373,125	0.156%, 02/24/11 (m)	372,987
2,250,000	0.160%, 12/30/10	2,249,710
200,000	0.186%, 05/19/11 (m)	199,826
100,000	0.202%, 01/27/11	99,968
100,000	0.202%, 05/26/11 (m)	99,902

		16,424,038

	U.S. Treasury Notes — 16.1%
201,000	0.750%, 11/30/11	201,982
700,000	0.875%, 12/31/10	700,402
240,000	0.875%, 01/31/11	240,243
500,000	0.875%, 02/28/11	500,884
500,000	0.875%, 03/31/11	501,116
220,000	1.000%, 08/31/11	221,228
195,000	1.000%, 09/30/11	196,137
200,000	1.000%, 10/31/11	201,378
90,000	1.125%, 12/15/11	90,765
100,000	5.125%, 06/30/11	102,844

		2,956,979

	Total U.S. Treasury Obligations (Cost $19,381,017)	19,381,017

	Total Investments — 105.4% (Cost $19,381,017) *	19,381,017
	Liabilities in Excess of Other Assets — (5.4)%	(993,979)

	NET ASSETS — 100.0%	$18,387,038

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan 100% U.S. Treasury Securities Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$19,381,017	$—	$19,381,017

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 17.2% (n)

California — 17.2%
	California State Department of Water Resources,
6,168	0.300%, 01/05/11	6,168
14,091	0.320%, 12/01/10	14,091
4,304	0.380%, 12/01/10	4,304
	California Statewide Communities Development Authority,
10,000	0.330%, 04/07/11	10,000
10,000	Series 2008-C, Rev., 0.400%, 12/06/10	10,000
	Imperial Irrigation District,
6,245	0.300%, 12/09/10	6,245
14,000	0.300%, 01/03/11	14,000
7,450	Orange County Water District,
	0.320%, 02/07/11	7,450
	San Diego County Water Authority,
10,000	0.260%, 12/07/10	10,000
15,000	0.270%, 12/02/10	15,000
8,295	0.270%, 12/07/10	8,295
22,750	0.300%, 12/07/10	22,750
	San Gabriel Valley Council of Governments,
15,000	0.330%, 12/17/10	15,000
2,000	0.340%, 02/11/11	2,000
9,850	0.360%, 01/19/11	9,850
	State of California,
4,375	0.310%, 12/06/10	4,375
30,000	0.320%, 12/07/10	30,000
24,550	0.320%, 12/02/10	24,550

	Total Commercial Paper (Cost $214,078)	214,078

Daily Demand Notes — 7.4%

California — 7.4%
5,150	Abag Finance Authority for Nonprofit Corps., Oshman Family Jewish Community Center Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.310%, 12/01/10 (m)	5,150
10,600	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 12/01/10	10,600
15,205	California Infrastructure & Economic Development Bank, IDR, Jewish Community Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	15,205
19,600	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 12/01/10	19,600
7,265	California Statewide Communities Development Authority, John Muir Health, Series A, Rev., VRDO , LOC: Wells Fargo Bank N.A., 0.220%, 12/01/10	7,265
10,100	Orange County Sanitation District, Series B, COP, VRDO, 0.280%, 12/01/10	10,100
12,375	San Pablo Redevelopment Agency, Tenth Township Redevelopment Project, Tax Allocation, VRDO, LOC: Union Bank of California N.A., 0.290%, 12/01/10	12,375
12,150	State of California, Series B, Subseries B-6, GO, VRDO, LOC: KBC Bank N.V., 0.300%, 12/01/10	12,150

	Total Daily Demand Notes (Cost $92,445)	92,445

Monthly Demand Note — 1.1%

California — 1.1%
14,150	CRHMFA Homebuyers Fund, Single Family Mortgage, Draw Down, Rev., VRDO, 0.500%, 12/01/10 (Cost $14,150)	14,150

Municipal Bonds — 4.3%

California — 4.3%
11,500	Berkeley Unified School District, GO, TRAN, 1.500%, 06/01/11	11,562
5,000	City of Berkeley, GO, TRAN, 2.000%, 06/30/11	5,046
4,000	Desert Sands Unified School District, GO, TRAN, 2.000%, 06/30/11	4,036
7,500	Orange County, Series A, Rev., TRAN, 2.000%, 06/30/11	7,569
10,000	San Diego County School Districts, Series A, Rev., TRAN, 2.000%, 06/30/11	10,093
5,000	Santa Barbara County, GO, TRAN, 2.000%, 06/30/11	5,047
10,000	Ventura County, GO, TRAN, 2.000%, 07/01/11	10,094

	Total Municipal Bonds (Cost $53,447)	53,447

Semi-Annual Demand Notes — 3.0%

California — 3.0%
19,715	California Statewide Communities Development Authority, MERLOTS, Series E, COP, VRDO, AGM, 0.400%, 03/22/11	19,715
	Wells Fargo Stage Trust,

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
7,585	Series 19Z, GO, VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.380%, 03/31/11 (e)	7,585
9,725	Series 2009-37C, Rev., VRDO, LIQ: Wells Fargo & Company, 0.400%, 02/16/11 (e)	9,725

		37,025

	Total Semi-Annual Demand Notes (Cost $37,025)	37,025

Weekly Demand Notes — 67.0%

California — 66.9%
1,100	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/07/10	1,100
6,000	Abag Finance Authority for Nonprofit Corps. Housing, California Hill Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	6,000
6,750	Abag Finance Authority for Nonprofit Corps., Branson School, Rev., VRDO, LOC: Northern Trust Co., 0.250%, 12/07/10	6,750
1,752	Alameda County IDA, Autumn Press, Inc. Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.390%, 12/07/10	1,752
1,000	Alameda Public Financing Authority, Alameda Point Improvement Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.270%, 12/07/10	1,000
	Austin Trust,
3,180	Series 2008-1134, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 12/07/10	3,180
5,000	Series 2008-1167, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 12/07/10	5,000
1,750	Series 2008-3013X, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/10 (e)	1,750
6,050	Series 2008-3014X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 12/07/10	6,050
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.340%, 12/07/10	6,665
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.350%, 12/07/10	8,680
2,040	Series 2008-3312, GO, VRDO, AGM- CR, NATL-RE, LIQ: Bank of America N.A., 0.340%, 12/07/10	2,040
2,800	Series 2008-3501, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.310%, 12/07/10	2,800
	Barclays Capital Municipal Trust Receipts,
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.270%, 12/07/10 (e)	3,750
4,700	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.270%, 12/07/10 (e)	4,700
5,200	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.270%, 12/07/10 (e)	5,200
	Bay Area Toll Authority, San Francisco Bay Toll Bridge,
15,000	Series C-2, Rev., VRDO, LOC: Morgan Stanley Bank, 0.270%, 12/07/10	15,000
5,500	Series C-4, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.260%, 12/07/10	5,500
4,000	Series ROCS-RR-II-R-11787, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	4,000
5,050	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.280%, 12/07/10	5,050
1,600	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/07/10	1,600
3,350	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.270%, 12/07/10	3,350
3,985	California Health Facilities Financing Authority, Luvile Salter, Series A, Rev., VRDO, 0.230%, 12/07/10	3,985
7,100	California Health Facilities Financing Authority, Scripps Health, Series C, Rev., VRDO, LOC: Union Bank of California N.A., 0.280%, 12/07/10	7,100
8,000	California Housing Finance Agency, Home Mortgage, Series H, Rev., VRDO, AMT, 0.300%, 12/01/10	8,000
2,600	California Housing Finance Agency, Multi-Family Housing, Series B, Rev., VRDO, LOC: FNMA, 0.250%, 12/07/10	2,600
500	California Infrastructure & Economic Development Bank, Buck Institute for Age Research, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 12/07/10	500

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
4,820	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 0.330%, 12/07/10	4,820
3,120	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of The West, 0.360%, 12/07/10	3,120
4,745	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.510%, 12/07/10	4,745
6,720	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 0.290%, 12/07/10	6,720
10,000	California Municipal Finance Authority, Westmont College, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 12/07/10	10,000
1,400	California Pollution Control Financing Authority, Resource Recovery, Wadham Energy, Series B, Rev., VRDO, LOC: BNP Paribas, 0.310%, 12/07/10	1,400
3,100	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.320%, 12/07/10	3,100
15,000	California Statewide Communities Development Authority, Gas Supply, Rev., VRDO, 0.290%, 12/07/10	15,000
565	California Statewide Communities Development Authority, IDR, EVAPCO Project, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	565
1,155	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, Rev., VRDO, LOC: Bank of The West, 0.270%, 12/07/10	1,155
	California Statewide Communities Development Authority, Kaiser Permanente,
10,000	Series A, Rev., VRDO, 0.260%, 12/07/10	10,000
5,600	Series B, Rev., VRDO, 0.270%, 12/07/10	5,600
12,800	Series D, Rev., VRDO, 0.260%, 12/07/10	12,800
5,000	California Statewide Communities Development Authority, Los Angeles County Museum of Art Project, Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 12/07/10	5,000
5,200	California Statewide Communities Development Authority, Motion Picture and TV Fund, Series A, Rev., VRDO, LOC: BNP Paribas, 0.310%, 12/07/10	5,200
2,900	California Statewide Communities Development Authority, Multi-Family Housing, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 12/07/10	2,900
10,000	California Statewide Communities Development Authority, Multi-Family Housing, Oakmont Concord Project, Series Q, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	10,000
9,750	California Statewide Communities Development Authority, Multi-Family Housing, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	9,750
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.350%, 12/07/10	2,000
8,685	City & County of San Francisco, Multi-Family Housing, Series 34G, Rev., VRDO, LIQ: Goldman Sachs Special Situations, 0.300%, 12/07/10	8,685
9,555	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.260%, 12/07/10	9,555
15,170	City of Fresno, Sewer Revenue, Series ROCS-RR-II-R-11741, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	15,170
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 0.320%, 12/07/10	2,105
3,180	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/07/10	3,180
14,500	City of Livermore, Capital Improvement Projects, COP, VRDO, LOC: U.S. Bank N.A., 0.260%, 12/07/10	14,500

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
2,200	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/07/10	2,200
13,290	City of Long Beach, Series PT-3876, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.540%, 12/07/10	13,290
9,230	City of Los Angeles, Multi-Family Housing, Series PT-3700, Rev., VRDO, 0.460%, 12/07/10	9,230
2,500	City of Los Angeles, Multi-Family Housing, Masselin Manor, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/10	2,500
29,035	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.300%, 12/07/10	29,035
6,175	City of Modesto, Multi-Family Housing, Live Oak Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.510%, 12/07/10	6,175
3,900	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.610%, 12/07/10	3,900
3,120	City of Palo Alto, Series ROCS-RR-II- R-11859, GO, VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	3,120
6,300	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	6,300
5,000	City of Richmond, Wastewater Systems, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.280%, 12/07/10	5,000
800	City of San Leandro, Multi-Family Housing, Parkside, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	800
8,200	Contra Costa County Housing Authority, Multi-Family Housing, Lakeshore, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 12/07/10	8,200
2,940	CRHMFA Homebuyers Fund, Single Family Mortgage, Series ROCS-RR-II- R-11640, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citibank N.A., 0.360%, 12/07/10 (e)	2,940
	Deutsche Bank Spears/Lifers Trust Various States,
8,215	Series DB-304, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	8,215
3,890	Series DB-413, Rev., VRDO, AMBAC, 0.380%, 12/07/10	3,890
23,090	Series DB-422, GO, VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank AG, 0.330%, 12/07/10	23,090
7,620	Series DB-429, GO, VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	7,620
6,700	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-294, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	6,700
8,040	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	8,040
8,190	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	8,190
7,045	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	7,045
10,595	Eclipse Funding Trust, Solar Eclipse, San Mateo, Tax Allocation, Series 2006-0052, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	10,595
7,085	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Tax Allocation, Series 2006-0031, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	7,085
8,655	Hacienda La Puente Unified School District, Series PT-2877, GO, VRDO, FGIC, LIQ: Dexia Credit Local, 0.470%, 12/07/10	8,655
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.860%, 12/07/10	490
24,540	Inland Valley Development Agency, Tax Allocation, VRDO, LOC: Union Bank of California N.A., 0.280%, 12/07/10	24,540
5,905	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.280%, 12/07/10	5,905
3,740	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 12/07/10	3,740

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
11,100	Los Angeles Department of Water & Power, Power System, Subseries A-7, Rev., VRDO, 0.270%, 12/07/10	11,100
2,365	Madera Public Financing Authority, Golf Course Refinancing Project, Rev., VRDO, LOC: Union Bank N.A., 0.280%, 12/07/10	2,365
	Metropolitan Water District of Southern California,
4,485	Series 2740, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	4,485
9,525	Series ROCS-RR-II-R-11565, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 0.300%, 12/07/10	9,525
	Nuveen Insured,
26,500	VAR, 0.480%, 12/07/10	26,500
26,000	VAR, 0.550%, 12/07/10	26,000
985	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 12/07/10	985
5,940	Pleasant Valley School District/Ventura County, Series PT- 2783, GO, VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.470%, 12/07/10	5,940
	Puttable Floating Option Tax-Exempt Receipts,
14,925	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 12/07/10	14,925
5,000	Series MT-654, Rev., VRDO, LIQ: FHLMC, 0.390%, 12/07/10 (e)	5,000
3,340	Series PT-4665, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/10 (e)	3,340
11,480	Series PT-4672, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.310%, 12/07/10 (e)	11,480
13,405	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.370%, 12/07/10	13,405
10,700	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	10,700
10,200	Sacramento County Housing Authority, Multi-Family Housing, Hasting Park Apartments, Series G, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	10,200
9,600	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Regional, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	9,600
3,020	San Bernardino County Housing Authority, Multi-Family Housing, Montclair Heritage, Series A, Rev., VRDO, LOC: California Federal Bank, 0.280%, 12/07/10	3,020
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	2,200
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	800
3,155	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.330%, 12/07/10	3,155
19,790	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.480%, 12/07/10	19,790
1,250	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 12/07/10	1,250
4,244	Santa Clara County Housing Authority, Multi-Family Housing, Willows Apartments, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.340%, 12/07/10	4,244
10,000	Santa Clara Valley Transportation Authority, Series D, Rev., VRDO, 0.280%, 12/07/10	10,000
26,500	Southern California Public Power Authority, Rev., VRDO, LOC: KBC Bank N.V., 0.280%, 12/07/10	26,500
10,470	State of California, Series DCL-049, GO, VRDO, AGM, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.470%, 12/07/10	10,470
1,650	State of California, Municipal Securities Trust Receipts, Series SGC- 6, Class A, GO, VRDO, LIQ: Societe Generale, 0.300%, 12/07/10	1,650
7,500	Stockton Public Financing Authority, Delta Water Supply Project, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.280%, 12/07/10	7,500

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
5,250	Tahoe Forest Hospital District, Series ROCS-RR-II-R-11863, GO, VRDO, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	5,250
	University of California,
4,495	Series 1119, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10	4,495
10,615	Series 1274, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	10,615
34,280	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.320%, 12/07/10	34,280
5,975	Woodland Finance Authority, Series ROCS-RR-II-R-11805, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	5,975

		833,406

Other Territories — 0.1%
1,555	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, NATL-RE, AMBAC, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	1,555

	Total Weekly Demand Notes (Cost $834,961)	834,961

	Total Investments — 100.0% (Cost $1,246,106) *	1,246,106

	Other Assets in Excess of Liabilities — 0.0% (g)	536

	NET ASSETS — 100.0%	$1,246,642

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2010.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$1,246,106	$—	$1,246,106

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the portfolio holdings.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 85.9%
Arkansas — 0.3%
	Special Tax — 0.3%
1,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.125%, 07/01/25	985

California — 81.7%
	Certificate of Participation/Lease — 10.2%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., COP, AGM, Zero Coupon, 09/01/19	678
2,000	California State Public Works Board, California State University, Series A, Rev., COP, NATL-RE, FGIC, 5.250%, 10/01/17	2,197
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., COP, 6.000%, 04/01/25	1,593
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., COP, AMBAC, 5.250%, 01/01/16	1,100
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., COP, 5.250%, 06/01/12	105
1,675	California State Public Works Board, Lease, Department of Corrections, Series A, Rev., COP, AMBAC, 5.250%, 06/01/11	1,709
1,500	California State Public Works Board, Regents University, Series A, Rev., COP, 5.000%, 03/01/20	1,605
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., COP, 5.000%, 05/01/20	1,062
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,120
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/15	5,175
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., COP, AMBAC, 5.000%, 12/01/19	1,304
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/26	1,080
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, COP, NATL-RE, 5.000%, 10/01/19	1,710
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 08/01/20	1,645
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/16	1,503
1,400	San Diego County, Justice Facilites, COP, 5.000%, 10/01/25	1,441
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/22	1,343
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/20	1,563
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., COP, NATL-RE, 6.500%, 07/01/15	289
2,190	Series A, Rev., COP, 5.250%, 07/15/21	2,447
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	1,606
1,000	Santa Clara County Financing Authority, Series A, Rev., COP, AMBAC, 5.750%, 11/15/13	1,128

		33,403

	Education — 2.5%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/24	1,109
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	848
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,740
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,139
2,000	University of California, Series Q, Rev., 5.250%, 05/15/26	2,170
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/17	1,112

		8,118

	General Obligation — 26.1%
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,519
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	803

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,907	California State Polytechnic University, GO, 5.055%, 03/15/14 (f) (i)	1,931
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	741
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	430
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,843
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	634
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	898
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,067
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	764
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,094
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/19	1,639
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,261
125	Series A, GO, FGIC, 6.000%, 07/01/15	146
1,000	Series I, GO, 5.000%, 07/01/25	1,046
1,650	Series KRY, GO, 5.000%, 07/01/12	1,752
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/18	1,107
1,000	Series H, GO, AGM, 5.000%, 07/01/19	1,106
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/21	1,179
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 08/01/23	1,586
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/21	1,618
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, AGM, Zero Coupon, 09/01/24	453
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/21	841
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	781
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	865
1,015	GO, Zero Coupon, 08/01/25	478
1,500	GO, Zero Coupon, 08/01/26	649
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,090
	Pasadena Unified School District, Election of 2008,
1,000	Series A-1, GO, 5.000%, 08/01/20	1,120
1,150	Series A-1, GO, 5.000%, 08/01/22	1,247
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/23	1,565
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	927
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,259
2,400	Series F-1, GO, AGM, 5.250%, 07/01/27	2,618
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,710
2,000	San Francisco City & County, General Hospital Improvement, Series A, GO, 5.000%, 06/15/15	2,291
1,395	San Francisco Community College District, Election of 2005, Series D, GO, 5.000%, 06/15/26	1,466
2,680	San Francisco Unified School District, Proposition A, Election of 2006, Series E, GO, 5.000%, 06/15/14	3,026
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/23	1,601
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL-RE, FGIC, 5.375%, 09/01/19	623
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,880

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,404
1,000	Santa Monica Community College District, Election of 2002, GO, 5.000%, 08/01/23	1,095
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/16	1,644
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,475
	State of California,
1,500	GO, 5.000%, 03/01/17	1,647
2,000	GO, 5.000%, 08/01/19	2,142
1,000	GO, 5.000%, 09/01/19	1,066
3,500	GO, 5.000%, 11/01/21	3,663
3,000	GO, 5.000%, 08/01/22	3,090
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,599
120	GO, NATL-RE-IBC, 6.250%, 10/01/19 (p)	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,811
	State of California, Various Purpose,
2,000	GO, 5.000%, 04/01/24	2,032
2,310	GO, 5.250%, 10/01/22	2,444
1,000	GO, 5.500%, 04/01/23	1,062
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/23	1,648
3,150	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 02/01/16	3,376
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,099

		86,073

	Hospital — 2.6%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/20	1,039
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/24	1,709
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,116
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/18	1,019
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/21	1,570
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/20	1,627
500	Series E, Rev., 5.000%, 05/15/15	566

		8,646

	Housing — 1.6%
	California Housing Finance Agency, Home Mortgage,
1,000	Series B, Rev., 4.000%, 08/01/13	1,020
1,500	Series B, Rev., 4.800%, 02/01/23	1,435
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	991
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,036
905	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	922

		5,404

	Other Revenue — 7.8%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	835
260	Burlingame Financing Authority, Rev., 4.750%, 10/15/11	270
2,000	California State Department of Water Resources, Power Supply, Series L, Rev., 5.000%, 05/01/14	2,234
1,000	California Statewide Communities Development Authority, Cottage Health Obligation Group, Rev., AGM, 5.000%, 11/01/16	1,095
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/25	1,068
1,500	Series B, Rev., 5.000%, 05/15/26	1,589
1,000	City of Los Angeles, Waste Water System, Sub Series A, Rev., 4.000%, 06/01/15	1,099
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/01/19	1,000
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,029

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	636
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/26	2,075
1,000	Series A, Rev., 5.000%, 05/15/27	1,021
	San Francisco Bay Area Rapid Transit District,
2,790	Rev., 5.000%, 07/01/26	3,008
1,500	Rev., 5.000%, 07/01/27	1,605
	San Francisco City & County Public Utilities Commission,
1,970	Sub Series A, Rev., 5.000%, 11/01/14	2,249
2,380	Sub Series A, Rev., 5.000%, 11/01/26	2,540
1,350	University of California, Series U, Rev., 5.000%, 05/15/14	1,521
650	University of California, Limited Project, Series E, Rev., 4.000%, 05/15/15	710

		25,584

	Prerefunded — 3.1%
	California State Department of Water Resources, Water Systems,
565	Series J-3, Rev., 7.000%, 12/01/12 (p)	637
830	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA/VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,083
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	982
2,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,218
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,207
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,910
715	Rev., Zero Coupon, 01/01/19 (p)	567
1,485	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	1,694

		10,298

	Special Tax — 4.9%
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, NATL-RE, 5.500%, 10/01/14	537
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 08/01/18	1,001
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.625%, 09/01/11 (f) (i)	505
1,395	Series A, AMBAC, 5.625%, 09/01/13 (f) (i)	1,405
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/23	2,260
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,208
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,331
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 02/01/18	376
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%, 09/01/22 (f) (i)	1,705
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation, NATL-RE, 6.000%, 08/01/15	2,267
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/18	1,400

		15,995

	Transportation — 6.1%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/18	2,260
1,500	Series F, Rev., 5.000%, 04/01/25	1,584
500	California State Department of Transportation, Federal Highway, Series A, Rev., 4.000%, 02/01/12	519

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — Continued
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,120
1,250	Series E, Rev., 4.500%, 05/15/16	1,382
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,681
1,500	Series C, Rev., 5.000%, 08/01/14	1,687
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/17	1,107
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,624
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/22	1,601
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,699
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,103
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,144
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/22	1,635

		20,146

	Utility — 7.3%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/16	3,467
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 10/01/22	1,655
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., NATL-RE, 5.250%, 05/01/12	1,594
1,000	Series H, Rev., 5.000%, 05/01/22	1,092
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/22	3,115
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,237
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,549
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/23	1,656
1,500	Series B, Rev., 5.250%, 07/01/23	1,697
1,000	Series B, Rev., AGM, 5.125%, 07/01/15	1,090
1,000	Series B, Rev., AGM, 5.125%, 07/01/16	1,092
1,500	Northern California Gas Authority No. 1, Series A, Rev., 5.000%, 07/01/11	1,530
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,215

		23,989

	Water & Sewer — 9.5%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/24	2,747
2,500	Series AF, Rev., 5.000%, 12/01/25	2,733
1,500	Series AG, Rev., 5.000%, 12/01/24	1,659
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,610
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,114
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,150
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	737
1,500	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/21	1,419
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/27	1,636
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/24	1,682
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,146
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/20	1,150
1,000	Series E, Rev., 3.750%, 07/01/14	1,087
	Sacramento County Sanitation Districts Financing Authority,
1,500	Rev., NATL-RE, FGIC, 5.000%, 12/01/20	1,641
250	Series A, Rev., 5.250%, 12/01/12	253
150	Series A, Rev., 5.750%, 12/01/10	150
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/21	1,100
1,500	Series A, Rev., 5.000%, 05/15/25	1,613
2,000	Series B, Rev., 5.000%, 08/01/25	2,129

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Water & Sewer — Continued
	San Francisco City & County Public Utilities Commission,
2,000	Series A, Rev., 5.000%, 11/01/16	2,344
2,000	Series B, Rev., 5.000%, 11/01/20	2,300

		31,400

	Total California	269,056

Illinois — 0.6%
	Transportation — 0.6%
2,000	Chicago O’Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/21	2,090

Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,171

Michigan — 0.6%
	Housing — 0.6%
2,035	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.125%, 12/01/10	2,035

Ohio — 0.3%
	Housing — 0.3%
915	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	946

Pennsylvania — 0.3%
	Hospital — 0.3%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,127

Puerto Rico — 1.1%
	Special Tax — 0.2%
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	462

	Utility — 0.9%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., NATL-RE, 6.000%, 07/01/11	3,088

	Total Puerto Rico	3,550

South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	587

Texas — 0.4%
	Transportation — 0.4%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/17	1,152

	Total Municipal Bonds (Cost $274,655)	282,699

SHARES
Short-Term Investment — 13.0%
	Investment Company — 13.0%
42,815	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $42,815)	42,815

	Total Investments — 98.9% (Cost $317,470)	325,514

	Other Assets in Excess of Liabilities — 1.1%	3,711

	NET ASSETS — 100.0%	$329,225

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $5,546,000 which amounts to 1.7% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,332
Aggregate gross unrealized depreciation	(1,288)

Net unrealized appreciation/depreciation	$8,044

Federal income tax cost of investments	$317,470

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Arkansas
Special Tax	$—	$985	$—	$985
California
Certificate of Participation/Lease	—	33,403	—	33,403
Education	—	8,118	—	8,118
General Obligation	—	84,142	1,931	86,073
Hospital	—	8,646	—	8,646
Housing	—	5,404	—	5,404
Other Revenue	—	25,584	—	25,584
Prerefunded	—	10,298	—	10,298
Special Tax	—	12,380	3,615	15,995
Transportation	—	20,146	—	20,146
Utility	—	23,989	—	23,989
Water & Sewer	—	31,400	—	31,400

Total California	—	263,510	5,546	269,056

Illinois
Transportation	—	2,090	—	2,090
Kentucky
Certificate of Participation/Lease	—	1,171	—	1,171
Michigan
Housing	—	2,035	—	2,035
Ohio
Housing	—	946	—	946
Pennsylvania
Hospital	—	1,127	—	1,127
Puerto Rico
Special Tax	—	462	—	462
Utility	—	3,088	—	3,088

Total Puerto Rico	—	3,550	—	3,550

South Carolina
General Obligation	—	587	—	587
Texas
Transportation	—	1,152	—	1,152

Total	—	277,153	5,546	282,699

Short-Term Investment
Investment Company	42,815	—	—	42,815

Total Investments in Securities	$42,815	$277,153	$5,546	$325,514

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
California - General Obligation	$2,330	$—	$24	$— (a)	$(423)	$—	$—	$1,931
California - Special Tax	3,585	—	37	(7)	—	—	—	3,615

Total	$5,915	$—	$61	$(7)	$(423)	$—	$—	$5,546

(a)	Amount rounds to less than $1,000

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $61,000.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificate of Deposit — 4.3%
425	Societe Generale, 0.240%, 12/06/10 (Cost $425)	425

Commercial Paper — 21.2% (n)
425	BNP Paribas Finance, Inc., 0.210%, 12/03/10 (m)	425
425	Deutsche Bank Financial LLC, 0.241%, 12/06/10	425
425	Erste Finance Delaware LLC, 0.290%, 12/07/10 (e)	425
425	Rabobank USA Financial Corp., 0.190%, 12/10/10	425
425	UBS Finance Delaware LLC, 0.210%, 12/10/10	425

	Total Commercial Paper (Cost $2,125)	2,125

Repurchase Agreements — 60.0%
2,000	Barclays Capital, Inc., 0.240%, dated 11/29/10, due 12/06/10, repurchase price $2,000, collateralized by U.S. Government Agency Securities with a value of $2,040	2,000
2,000	Citigroup, Inc., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $2,000, collateralized by U.S. Treasury Securities with a value of $2,040	2,000
2,000	RBS Securities, Inc., 0.260%, dated 11/30/10, due 12/01/10, repurchase price $2,000, collateralized by U.S. Government Agency Securities with a value of $2,044	2,000

	Total Repurchase Agreements (Cost $6,000)	6,000

Time Deposits — 8.5%
425	Calyon N.A. Co., 0.230%, 12/03/10	425
425	Royal Bank of Canada, 0.250%, 12/01/10	425

	Total Time Deposits (Cost $850)	850

U.S. Government Agency Security — 5.5%
549	Federal Home Loan Bank, DN, 0.150%, 12/01/10 (n) (Cost $549)	549

	Total Investments — 99.5% (Cost $9,949) *	9,949

	Other Assets in Excess of Liabilities — 0.5%	53

	NET ASSETS — 100.0%	$10,002

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreigncurrency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Current Yield Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$9,949	$—	$9,949

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the portfolio holdings.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — 16.9%
		Argentina — 0.4%
	1,640	WPE International Cooperatief UA, 10.375%, 09/30/20 (e)	1,583

		Brazil — 2.0%
	739	Banco Cruzeiro do Sul S.A., 8.875%, 09/22/20 (e) (m)	724
	1,060	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19 (e) (m)	1,222
	1,160	CSN Resources S.A., 6.500%, 07/21/20 (e) (m)	1,224
	590	Gerdau Holdings, Inc., 7.000%, 01/20/20 (e) (m)	651
	1,490	JBS Finance II Ltd., 8.250%, 01/29/18 (e) (m)	1,490
BRL	10,055	Lehman Brothers Holdings, Inc., CLN, 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12; credit rating BBB+) (d) (f) (i)	1,261
	730	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20 (e)	777
	910	Telemar Norte Leste S.A., 5.500%, 10/23/20 (e)	903

			8,252

		Chile — 0.2%
	845	Celulosa Arauco y Constitucion S.A., 5.000%, 01/21/21 (e) (m)	847

		China — 0.2%
	942	Country Garden Holdings Co., Reg. S., 11.750%, 09/10/14	1,006

		Colombia — 0.5%
	1,630	Ecopetrol S.A., 7.625%, 07/23/19 (m)	1,944

		Dominica — 0.3%
	1,000	AES Andres Dominicana/Itabo Dominicana, 9.500%, 11/12/20 (e) (m)	1,020

		Egypt — 0.2%
	770	Nile Finance Ltd., Reg. S., 5.250%, 08/05/15	785

		El Salvador — 0.2%
	660	Telemovil Finance Co. Ltd., 8.000%, 10/01/17 (e)	668

		Indonesia — 0.8%
		Majapahit Holding B.V.,
	910	7.750%, 01/20/20 (e) (m)	1,083
	1,780	Reg. S., 7.750%, 01/20/20	2,140

			3,223

		Jamaica — 0.2%
	600	Digicel Group Ltd., 10.500%, 04/15/18 (e) (m)	660

		Kazakhstan — 3.6%
	1,285	BTA Bank JSC, SUB, 10.750%, 07/01/18 (e)	1,336
	450	Development Bank of Kazakhstan JSC, 6.000%, 03/23/26	383
	1,020	Kazakhstan Temir Zholy Finance B.V., 6.375%, 10/06/20 (e) (m)	1,035
		KazMunayGas National Co.,
	2,570	6.375%, 04/09/21 (e) (m)	2,480
	1,640	11.750%, 01/23/15 (e) (m)	2,010
	451	Reg. S., 11.750%, 01/23/15	546
	5,778	Reg. S., 8.375%, 07/02/13	6,241
	486	Reg. S., 9.125%, 07/02/18	554

			14,585

		Mexico — 2.0%
	710	Corp. GEO SAB de C.V., 9.250%, 06/30/20 (e) (m)	811
		Pemex Project Funding Master Trust,
	1,508	5.750%, 03/01/18	1,632
	330	6.625%, 06/15/35 (m)	345
	2,135	6.625%, 06/15/35	2,210
	2,690	Petroleos Mexicanos, 6.000%, 03/05/20 (m)	2,932

			7,930

		Peru — 0.4%
	1,500	Banco de Credito del Peru, 5.375%, 09/16/20 (e) (m)	1,496

		Philippines — 0.4%
		Power Sector Assets & Liabilities Management,
	691	7.250%, 05/27/19 (e)	832
	810	7.390%, 12/02/24 (e)	978

			1,810

		Qatar — 0.2%
	1,030	Qtel International Finance Ltd., 5.000%, 10/19/25 (e)	937

		Russia — 2.8%
	730	Alfa Bank OJSC Via Alfa Bond Issuance plc, 7.875%, 09/25/17 (e) (m)	723
	1,362	Gazprom Via Gazprom International S.A., Reg. S., 7.201%, 02/01/20	1,432
	970	Lukoil International Finance B.V., 7.250%, 11/05/19 (e) (m)	1,038
	287	MTS International Funding Ltd., for Mobile Telesystems OJSC, 8.625%, 06/22/20 (e) (m)	319
		RSHB Capital S.A. for OJSC Russian Agricultural Bank,
	2,830	7.125%, 01/14/14 (e)	3,000
	820	9.000%, 06/11/14 (e)	918
	1,920	SCF Capital Ltd., 5.375%, 10/27/17 (e)	1,893
	623	Severstal OAO Via Steel Capital S.A., 6.700%, 10/25/17 (e)	603

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Russia— Continued
	1,100	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, Reg. S., 9.125%, 04/30/18 1,240	1,240

			11,166

		Thailand — 0.3%
	1,159	True Move Co. Ltd., Reg. S., 10.375%, 08/01/14	1,211

		Trinidad & Tobago — 0.3%
	1,197	National Gas Co. of Trinidad & Tobago Ltd., Reg. S., 6.050%, 01/15/36	1,185

		Turkey — 0.2%
	832	Akbank TAS, 5.125%, 07/22/15 (e) (m)	829

		Ukraine — 0.6%
	632	DTEK Finance B.V., 9.500%, 04/28/15 (e) (m)	654
	1,008	MHP S.A., 10.250%, 04/29/15 (e) (m)	1,043
	355	NAK Naftogaz Ukraine, 9.500%, 09/30/14	374
	430	Ukreximbank Via Biz Finance PL, Reg. S., 8.375%, 04/27/15	432

			2,503

		United Arab Emirates — 0.4%
		Dubai Electricity & Water Authority,
	670	7.375%, 10/21/20 (e) (m)	620
	620	8.500%, 04/22/15 (e) (m)	644
	460	IPIC GMTN Ltd., 5.000%, 11/15/20 (e) (m)	449

			1,713

		Venezuela — 0.7%
		Petroleos de Venezuela S.A.,
	1,577	4.900%, 10/28/14	954
	3,015	8.500%, 11/02/17 (e)	1,922

			2,876

		Total Corporate Bonds (Cost $70,582)	68,229

	Foreign Government Securities — 73.8%
		Argentina — 4.4%
	1,454	Provincia de Cordoba, 12.375%, 08/17/17 (e)	1,469
		Republic of Argentina,
ARS	8,725	VAR, 0.000%, 12/31/33	3,999
	56	SUB, 2.500%, 12/31/38	24
	8,078	SUB, 2.500%, 12/31/38	3,413
	490	7.000%, 09/12/13	473
	1,205	7.000%, 04/17/17	1,030
	202	8.280%, 12/31/33	180
	4,638	8.750%, 06/02/17	4,610
	19,246	VAR, 1,200.850%, 12/15/35	2,502

			17,700

		Belarus — 0.2%
	890	Republic of Belarus, 8.750%, 08/03/15	906

		Belize — 0.3%
	1,308	Government of Belize, Reg. S., SUB, 6.000%, 02/20/29	1,151

		Brazil — 12.1%
		Banco Nacional de Desenvolvimento Economico e Social,
	1,000	6.369%, 06/16/18 (e) (m)	1,128
	2,251	6.500%, 06/10/19 (e) (m)	2,543
		Federal Republic of Brazil,
	875	7.875%, 03/07/15	1,063
	12,060	8.000%, 01/15/18	14,381
	10,401	8.250%, 01/20/34	14,301
	1,015	8.750%, 02/04/25	1,441
	2,420	8.875%, 04/15/24	3,449
BRL	217	10.000%, 01/01/12	1,291
BRL	290	10.000%, 01/01/14	1,664
	2,038	12.250%, 03/06/30	3,791
BRL	5,536	12.500%, 01/05/22	3,802

			48,854

		Colombia — 1.8%
	1,400	Citigroup Funding, Inc., CLN, 11.000%, 07/24/20 (linked to Colombian Government Bond, 11.000%, 07/24/20; credit rating BBB+), 11.000%, 07/27/20 (e) (f) (i)	1,272
		Republic of Colombia,
	1,300	7.375%, 09/18/37	1,599
COP	4,095,000	7.750%, 04/14/21	2,385
	1,550	8.125%, 05/21/24	2,015

			7,271

		Costa Rica — 0.1%
	390	Republic of Costa Rica, Reg. S., 9.995%, 08/01/20	546

		Croatia — 0.7%
		Republic of Croatia,
	2,350	6.625%, 07/14/20 (e) (m)	2,494
	350	6.625%, 07/14/20 (e)	368
	195	Reg. S., 6.625%, 07/14/20	205

			3,067

		Dominican Republic — 1.0%
	2,065	Citigroup Funding, Inc., CLN, 13.000%, 01/11/13 (linked to Dominican Republic Government Bond, 13.000%, 01/11/13; credit rating B) (e) (f) (i)	2,140
		Government of Dominican Republic,
	1,470	Reg. S., 9.040%, 01/23/18	1,720
	10	Reg. S., 9.500%, 09/27/11	10

			3,870

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Ecuador — 0.0% (g)
	192	Republic of Ecuador, Reg. S., 9.375%, 12/15/15	177

		Egypt — 0.6%
	2,280	Republic of Egypt, 5.750%, 04/29/20 (e) (m)	2,451

		El Salvador — 0.7%
		Republic of El Salvador,
	1,750	Reg. S., 7.750%, 01/24/23	1,960
	760	8.250%, 04/10/32 (e) (m)	859

			2,819

		Ghana — 0.7%
	1,030	Barclays Bank plc, CLN, 19.000%, 01/20/13 (linked to Government of Ghana 3-Year Bond, 19.000%, 01/14/13; credit rating B) (e) (f) (i)	1,194
	950	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B) (e) (f) (i)	963
	430	Republic of Ghana, Reg. S., 8.500%, 10/04/17	486

			2,643

		Hungary — 1.2%
		Republic of Hungary,
HUF	320,000	5.500%, 02/12/16	1,306
	1,564	6.250%, 01/29/20	1,500
HUF	310,000	6.750%, 02/24/17	1,308
HUF	134,000	8.000%, 02/12/15	616

			4,730

		Indonesia — 3.0%
	374	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+) (e) (f) (i)	394
	790	Deutsche Bank AG, London Branch, CLN, 11.500%, 09/23/19 (linked to Indonesia Government Bond, 11.500%, 09/15/19; credit rating BB+) (e) (f) (i)	1,133
	410	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+) (e) (f) (i)	588
	450	Deutsche Bank AG, London Branch, CLN, 15.000%, 07/20/18 (linked to Indonesia Government Bond, 15.000%, 07/15/18; credit rating BB+) (e) (f) (i)	752
		Republic of Indonesia,
	2,580	6.875%, 01/17/18 (e) (m)	3,038
	1,400	Reg. S., 7.500%, 01/15/16	1,670
	1,792	Reg. S., 8.500%, 10/12/35	2,428
	1,410	Reg. S., 11.625%, 03/04/19	2,126

			12,129

		Iraq — 0.2%
	719	Republic of Iraq, Reg. S., 5.800%, 01/15/28	633

		Lithuania — 0.9%
	3,841	Republic of Lithuania, 5.125%, 09/14/17 (e) (m)	3,801

		Mexico — 8.3%
		United Mexican States,
MXN	3,570	4.563%, 11/22/35	1,542
	1,500	5.125%, 01/15/20	1,605
	6,000	5.625%, 01/15/17	6,736
	4,000	5.875%, 02/17/14	4,450
	3,640	5.950%, 03/19/19	4,177
	3,356	6.050%, 01/11/40	3,557
	875	6.750%, 09/27/34	1,015
	1,621	7.500%, 04/08/33	2,038
	4,451	8.300%, 08/15/31	6,031
MXN	23,830	10.000%, 12/05/24	2,408

			33,559

		Panama — 1.5%
		Republic of Panama,
	2,530	7.250%, 03/15/15	2,985
	715	8.875%, 09/30/27	1,012
	1,290	9.375%, 04/01/29	1,890

			5,887

		Peru — 2.8%
	1,079	IIRSA Norte Finance Ltd., Reg. S., 8.750%, 05/30/24	1,231
		Republic of Peru,
PEN	3,820	Reg. S., 6.950%, 08/12/31	1,383
	3,420	7.350%, 07/21/25	4,249
PEN	6,365	7.840%, 08/12/20 (m)	2,541
	1,420	8.750%, 11/21/33	2,016

			11,420

		Philippines — 4.1%
		Republic of Philippines,
	1,850	6.375%, 10/23/34	2,030
	600	7.500%, 09/25/24	758
	3,090	7.750%, 01/14/31	3,932
	780	8.375%, 06/17/19	1,026
	600	9.500%, 02/02/30	891
	3,500	9.875%, 01/15/19	4,969
	1,920	10.625%, 03/16/25	3,034

			16,640

		Qatar — 1.0%
	3,706	State of Qatar, Reg. S., 5.250%, 01/20/20	3,984

		Russia — 9.6%
		Russian Federation,
	1,000	5.000%, 04/29/20 (e)	997

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Russia — Continued
	29,718	Reg. S., SUB, 7.500%, 03/31/30	34,236
	1,290	Reg. S., 11.000%, 07/24/18	1,806
	1,060	Reg. S., 12.750%, 06/24/28	1,844

			38,883

		Serbia — 0.1%
	459	Republic of Serbia, Reg. S., SUB, 6.750%, 11/01/24	449

		South Africa — 1.5%
		Republic of South Africa,
	360	5.500%, 03/09/20	392
	850	5.875%, 05/30/22	938
ZAR	28,509	10.500%, 12/21/26	4,744

			6,074

		Sri Lanka — 0.6%
	2,186	Republic of Sri Lanka, 6.250%, 10/04/20 (e)	2,252

		Turkey — 7.4%
		Republic of Turkey,
	1,130	6.750%, 04/03/18	1,322
	800	6.750%, 05/30/40	902
	1,050	6.875%, 03/17/36	1,201
	3,000	7.000%, 09/26/16	3,504
	1,500	7.000%, 03/11/19	1,783
	1,500	7.250%, 03/15/15	1,742
	3,862	7.250%, 03/05/38	4,649
	3,057	7.500%, 07/14/17	3,696
	2,572	7.500%, 11/07/19	3,157
	4,760	8.000%, 02/14/34	6,140
TRY	635	10.500%, 01/15/20	463
TRY	1,960	11.000%, 08/06/14	1,417

			29,976

		Ukraine — 1.4%
		Government of Ukraine,
	4,239	Reg. S., 6.580%, 11/21/16	4,059
	1,117	6.875%, 09/23/15 (e) (m)	1,072
	410	7.750%, 09/23/20 (e) (m)	398

			5,529

		Uruguay — 1.6%
		Republic of Uruguay,
UYU	8,850	3.700%, 06/26/37	607
UYU	28,700	5.496%, 04/05/27	2,144
	1,410	7.625%, 03/21/36	1,777
	1,509	8.000%, 11/18/22	1,931

			6,459

		Venezuela — 6.0%
	3,508	Petroleos de Venezuela S.A., 5.375%, 04/12/27	1,573
		Republic of Venezuela,
	11,771	Reg. S., 5.750%, 02/26/16	7,828
	690	Reg. S., 6.000%, 12/09/20	374
	422	Reg. S., 7.000%, 12/01/18	262
	1,956	Reg. S., 7.000%, 03/31/38	1,027
	2,240	7.650%, 04/21/25	1,288
	1,207	Reg. S., 7.750%, 10/13/19	748
	7,800	Reg. S., 9.250%, 05/07/28	4,856

	7,820	12.750%, 08/23/22	6,412

			24,368

		Total Foreign Government Securities (Cost $290,529)	298,228

	Supranational — 0.7%
	2,580	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m) (Cost $2,687)	2,774

	U.S. Treasury Obligations — 2.1%
		U.S. Treasury Notes,
	700	1.000%, 08/31/11 (m)	704
	8,000	2.625%, 11/15/20 (m)	7,882

		Total U.S. Treasury Obligations (Cost $8,610)	8,586

SHARES
	Short-Term Investment — 4.1%
		Investment Company — 4.1%
	16,485	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% † (b) (l) (m) (Cost $16,485)	16,485

		Total Investments — 97.6% (Cost $388,893)	394,302
		Other Assets in Excess of Liabilities — 2.4%	9,506

		NET ASSETS — 100.0%	$403,808

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)
(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

Forward Foreign Currency Exchange Contracts

(Amounts in thousands, except number of contracts)

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 11/30/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
1,255,506	EUR
4,905,552	for PLN	Barclays Bank plc	12/15/10	$1,580	#	$1,630	#	$50
1,242,765	EUR
4,906,000	for PLN	Citibank, N.A.	12/15/10	$1,581	#	$1,613	#	$32

9,220,000	BRL	BNP Paribas	12/15/10	$5,378		$5,361		$(17)
5,800,000	BRL	Credit Suisse International	12/15/10	3,381		3,373		(8)

1,130,000	EUR	Royal Bank of Scotland	12/15/10	1,513		1,467		(46)
1,236,787	EUR	Westpac Banking Corp.	12/15/10	1,694		1,605		(89)

42,000,000	HUF	Westpac Banking Corp.	12/15/10	205		194		(11)

11,557,093	ILS	Barclays Bank plc	12/15/10	3,198		3,141		(57)

134,500,000	INR	Barclays Bank plc	12/15/10	2,855		2,924		69

6,780,500,000	KRW	Barclays Bank plc	12/15/10	5,744		5,843		99
223,000,000	KRW	Citibank, N.A.	12/15/10	199		192		(7)
3,490,000,000	KRW	Morgan Stanley	12/15/10	3,019		3,008		(11)

53,300,000	MXN	Barclays Bank plc	12/15/10	4,270		4,264		(6)
52,881,486	MXN	Citibank, N.A.	12/15/10	4,223		4,231		8
39,400,000	MXN	Goldman Sachs International	12/15/10	3,133		3,152		19
18,450,000	MXN	Royal Bank of Scotland	12/15/10	1,411		1,476		65

9,500,000	MYR	Barclays Bank plc	12/15/10	3,068		2,996		(72)
8,880,000	MYR	BNP Paribas	12/15/10	2,838		2,801		(37)
300,000	MYR	Morgan Stanley	12/15/10	97		95		(2)

138,300,000	PHP	Morgan Stanley	12/15/10	3,138		3,142		4

9,811,552	PLN	Barclays Bank plc	12/15/10	3,473		3,161		(312)

4,870,658	TRY	Barclays Bank plc	12/15/10	3,377		3,232		(145)

15,350,000	ZAR	Barclays Bank plc	12/15/10	2,160		2,160		— (h)

				$61,535		$61,061		$(474)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
6,580,000	BRL	BNP Paribas	12/15/10	$3,776	$3,827	$(51)
2,640,000	BRL	Citibank, N.A.	12/15/10	1,555	1,535	20
5,800,000	BRL	Westpac Banking Corp.	12/15/10	3,363	3,372	(9)

4,839,883	EUR	Barclays Bank plc	12/15/10	6,770	6,282	488

787,600,000	HUF	Citibank, N.A.	12/15/10	3,985	3,632	353

11,557,093	ILS	Barclays Bank plc	12/15/10	3,146	3,140	6

134,500,000	INR	Union Bank of Switzerland AG	12/15/10	2,817	2,924	(107)

3,290,000,000	KRW	BNP Paribas	12/15/10	2,963	2,836	127
3,390,250,000	KRW	Westpac Banking Corp.	12/15/10	2,899	2,922	(23)

60,000,000	MXN	Barclays Bank plc	12/15/10	4,793	4,801	(8)
34,100,000	MXN	Citibank, N.A.	12/15/10	2,664	2,727	(63)
19,861,225	MXN	Morgan Stanley	12/15/10	1,599	1,589	10
50,050,000	MXN	Royal Bank of Scotland	12/15/10	3,941	4,004	(63)
20,261	MXN	Westpac Banking Corp.	12/15/10	2	2	— (h)

#

For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 11/30/10 of the currency being sold, and the value at 11/30/10 is the U.S. Dollar market value of the currency being purchased.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

25,240,000	MXN	Credit Suisse International	03/16/11	1,998	2,003	(5)
25,240,610	MXN	HSBC Bank, N.A.	03/16/11	1,993	2,003	(10)

9,800,000	MYR	Barclays Bank plc	12/15/10	3,158	3,091	67
8,880,000	MYR	BNP Paribas	12/15/10	2,803	2,801	2

69,150,000	PHP	Barclays Bank plc	12/15/10	1,586	1,571	15
69,150,000	PHP	Westpac Banking Corp.	12/15/10	1,587	1,571	16

4,870,658	TRY	Barclays Bank plc	12/15/10	3,416	3,232	184

124,034,904	TWD	Credit Suisse International	03/16/11	4,091	4,079	12

14,850,000	ZAR	Barclays Bank plc	12/15/10	1,978	2,089	(111)
1,000,000	ZAR	Citibank, N.A.	12/15/10	139	141	(2)
6,350,000	ZAR	Merrill Lynch International	12/15/10	904	893	11
14,850,000	ZAR	Societe Generale	12/15/10	1,965	2,090	(125)

				$69,891	$69,157	$734

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 11/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
119	10 Year U.S. Treasury Note	03/22/11	$14,769	$47
33	30 Year U.S. Treasury Bond	03/22/11	4,200	(6)
36	5 Year U.S. Treasury Note	03/31/11	4,315	(2)
	Short Futures Outstanding
(347)	90-Day Eurodollar	12/13/10	(86,423)	(18)
(1)	2 Year U.S. Treasury Note	03/31/11	(219)	—

				$21

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%, 05/11/07	10.920% semi-annually	11/20/13	1.730	1,750	(470)	—
Russian Federation, 7.500%, 03/31/30	0.475% semi-annually	04/20/12	1.023	530	4	—
Citibank, N.A.:
Republic of Colombia, 10.375%, 01/28/33	2.150% semi-annually	09/20/14	1.113	790	(34)	—
Deutsche Bank AG, New York:
Republic of Korea, 4.875%, 09/22/14	1.000% quarterly	12/20/15	1.220	9,500	81	67
Russian Federation, 7.500%, 03/31/30	0.495% semi-annually	04/20/12	1.023	350	2	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	07/20/12	1.239	870	36	—
Russian Federation, 7.500%, 03/31/30	0.530% semi-annually	08/20/11	0.776	660	— (h)	—
Russian Federation, 7.500%, 03/31/30	0.500% semi-annually	11/20/11	0.846	740	2	—
Union Bank of Switzerland AG:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	07/20/12	5.851	520	21	—
Republic of Brazilian, 12.250%, 03/06/30	1.000% quarterly	12/20/15	1.234	6,900	64	(8)

					(294)	59

Credit Default Swaps - Sell Protection [2]
Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%, 05/11/07*	0.680% semi-annually	08/20/12	1.42	1,510	(16)	—
Citibank, N.A.:
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	5.72	720	(31)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.630% semi-annually	05/20/11	0.89	1,410	(2)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.600% semi-annually	03/20/12	1.24	870	(6)	—
Deutsche Bank AG, New York:
Republic of Argentina, 8.280%, 12/31/33*	1.960% semi-annually	04/20/12	5.42	230	(10)	—
Republic of Argentina, 8.280%, 12/31/33*	2.140% semi-annually	06/20/12	5.72	1,140	(50)	—
Republic of Argentina, 8.280%, 12/31/33*	2.080% semi-annually	07/20/12	5.85	830	(43)	—
Republic of Argentina, 8.280%, 12/31/33*	2.327% semi-annually	07/20/12	5.85	1,450	(68)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.610% semi-annually	03/20/12	1.24	620	(4)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.535% semi-annually	03/20/12	1.24	1,510	(12)	—
Republic of Kazakhstan, 11.125%, 05/11/07*	0.710% semi-annually	08/20/12	1.42	1,090	(11)	—
Russian Federation, 7.500%, 03/31/30*	0.525% semi-annually	12/20/11	0.86	1,360	(2)	—
Russian Federation, 7.500%, 03/31/30*	0.510% semi-annually	12/20/11	0.86	1,580	(2)	—
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	5.72	1,430	(62)	—

					(319)	—

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

1.	Derivatives - The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures; and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the

The Fund may be subject to various risks from the use of derivatives including risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’ counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated withthese instruments may exceed their value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

1A. Futures Contracts - The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

1B. Forward Foreign Currency Exchange Contracts - The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contract are settled with the counterparty in cash without delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.

1C. Swaps - The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. These amounts are held in segregated accounts with the fund’s or counterparty’s custodial bank, as applicable.

The Fund’s swap contracts at net value and collateral posted by counterparty as of November 30, 2010 is as follows (amounts in thousands):

Counterparty	Value of swap contracts	Collateral Amount
Barclay’s Bank plc	$(482)	$840
Deutsche Bank AG, New York	(119)	230

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ARS	—	Argentine Peso
BRL	—	Brazilian Real
CLN	—	Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of November 30, 2010. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.
COP	—	Colombian Peso
EUR	—	Euro
GMTN	—	Global Medium Term Note
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
INR	—	Indian Rupee
KRW	—	Korea Won
MXN	—	Mexican Peso
MYR	—	Malaysian Ringitt
PEN	—	Peru Nuevo Sol
PHP	—	Philippine Peso
PLN	—	Polish Zloty
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar
UYU	—	Uruguayan Peso
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
ZAR	—	South African Rand

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended,

and advised by J.P. Morgan Investment Management Inc.

(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands, except number of contracts)

(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $9,697,000 which amounts to 2.5% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
†	Approximately $1,070,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,849
Aggregate gross unrealized depreciation	(9,440)

Net unrealized appreciation/depreciation	$5,409

Federal income tax cost of investments	$388,893

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Argentina	$—	$1,583	$—	$1,583
Brazil	—	6,991	1,261	8,252
Chile	—	847	—	847
China	—	1,006	—	1,006
Colombia	—	1,944	—	1,944
Dominica	—	1,020	—	1,020
Egypt	—	785	—	785
El Salvador	—	668	—	668
Indonesia	—	3,223	—	3,223
Jamaica	—	660	—	660

Kazakhstan	—	14,585	—	14,585
Mexico	—	7,930	—	7,930
Peru	—	1,496	—	1,496
Philippines	—	1,810	—	1,810
Qatar	—	937	—	937
Russia	—	11,166	—	11,166
Thailand	—	1,211	—	1,211
Trinidad & Tobago	—	1,185	—	1,185
Turkey	—	829	—	829
Ukraine	—	2,503	—	2,503
United Arab Emirates	—	1,713	—	1,713
Venezuela	—	2,876	—	2,876
Total	—	66,968	1,261	68,229

Foreign Government Securities	—	289,792	8,436	298,228

Supranational	—	2,774	—	2,774
U.S. Treasury Obligations	—	8,586	—	8,586
Short-Term Investments
Investment Companies	16,485	—	—	16,485

Total Investments in Securities	$16,485	$368,120	$9,697	$394,302

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,700	$—	$1,700
Futures Contracts	47	—	—	47
Swaps	—	269	—	269

Total Appreciation in Other Financial Instruments	$47	$1,969	$—	$2,016

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(1,440)	$—	$(1,440)
Futures Contracts	(26)	—	—	(26)
Swaps	—	(823)	—	(823)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

JPMorgan Emerging Markets Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Corporate Bond - Brazil	1,238	—	23	—	—	—	—	1,261
Corporate Bond - Mexico	1,330	(1,099)	1,096	11	(1,338)	—	—	—
Foreign Government Security - Colombia	—	—	(143)	—	1,415	—	—	1,272
Foreign Government Security - Dominican Republic	1,989	1	150	—	—	—	—	2,140
Foreign Government Security - Ghana	2,064	(556)	691	—	(42)	—	—	2,157
Foreign Government Security - Indonesia	1,524	86	328	(41)	(918)	1,888	—	2,867

Total	$8,145	$(1,568)	$2,145	$(30)	$(883)	$1,888	$—	$9,697

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $469,000.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
U.S. Government Agency Securities — 91.0%
	Federal Farm Credit Bank — 13.0%
25,000	DN, 0.210%, 05/26/11 (n)	24,974
150,000	DN, 0.210%, 06/10/11 (n)	149,833
50,000	DN, 0.210%, 06/13/11 (n)	49,943
25,000	DN, 0.220%, 03/01/11 (m) (n)	24,986
25,000	DN, 0.220%, 03/18/11 (m) (n)	24,984
25,000	DN, 0.220%, 03/22/11 (n)	24,983
181,685	VAR, 0.173%, 03/10/11	181,655
69,000	VAR, 0.192%, 03/15/11	68,990
232,200	VAR, 0.200%, 08/26/11	232,200
33,000	VAR, 0.213%, 03/21/11	32,999
92,250	VAR, 0.213%, 01/06/12	92,209
70,000	VAR, 0.223%, 02/14/11	70,006
115,000	VAR, 0.273%, 11/14/11	115,039
50,000	VAR, 0.273%, 10/12/12	49,991
50,000	VAR, 0.350%, 07/23/12	50,017

		1,192,809

	Federal Home Loan Bank — 78.0%
50,000	0.200%, 04/21/11	49,992
50,000	0.200%, 04/29/11	49,997
55,000	0.210%, 03/14/11	54,997
55,000	0.210%, 03/30/11	54,993
50,000	0.240%, 02/01/11	49,997
50,000	0.260%, 01/21/11	49,998
31,000	0.260%, 11/18/11	30,990
65,000	0.300%, 04/21/11	65,009
35,000	0.320%, 12/09/11	34,984
60,000	0.350%, 03/21/11	60,019
74,000	0.420%, 02/01/11	74,024
15,000	0.500%, 04/08/11	14,996
50,000	0.530%, 06/28/11	50,084
21,505	0.700%, 04/18/11	21,518
100,000	0.750%, 03/18/11	100,066
25,000	1.625%, 07/27/11	25,212
24,200	3.250%, 03/11/11	24,401
200,000	4.625%, 02/18/11	201,878
601,000	DN, 0.000%, 12/29/10 (n)	600,912
579,000	DN, 0.146%, 12/10/10 (n)	578,979
743,800	DN, 0.148%, 12/08/10 (n)	743,779
500,000	DN, 0.150%, 12/15/10 (n)	499,971
250,000	DN, 0.150%, 12/17/10 (n)	249,983
417,027	DN, 0.157%, 12/01/10 (n)	417,027
409,000	DN, 0.165%, 01/05/11 (n)	408,935
387,354	DN, 0.167%, 12/03/10 (n)	387,351
395,000	DN, 0.170%, 12/22/10 (n)	394,961
97,954	DN, 0.170%, 12/27/10 (n)	97,942
207,000	DN, 0.170%, 01/04/11 (n)	206,967
150,000	DN, 0.170%, 01/12/11 (n)	149,970
205,360	DN, 0.180%, 12/31/10 (n)	205,329
102,000	DN, 0.185%, 01/21/11 (n)	101,973
75,000	DN, 0.200%, 02/23/11 (n)	74,965
27,000	DN, 0.210%, 02/02/11 (n)	26,990
35,000	DN, 0.210%, 05/25/11 (n)	34,964
50,000	DN, 0.230%, 05/27/11 (n)	49,944
175,000	DN, 0.261%, 01/26/11 (n)	174,950
70,000	VAR, 0.137%, 01/30/12	69,979
70,000	VAR, 0.149%, 07/15/11	69,978
60,000	VAR, 0.158%, 07/26/11	59,984
55,000	VAR, 0.166%, 08/10/11	54,985
25,000	VAR, 0.183%, 01/14/11	25,000
100,000	VAR, 0.184%, 12/01/10	100,000
17,000	VAR, 0.203%, 09/15/11	16,996
25,000	VAR, 0.217%, 02/01/12	24,990
25,000	VAR, 0.218%, 01/26/12	24,991
50,000	VAR, 0.223%, 09/26/11	49,979
50,000	VAR, 0.259%, 10/13/11	50,046
200,000	VAR, 0.375%, 12/06/10	200,000

		7,165,975

	Total U.S. Government Agency Securities (Cost $8,358,784)	8,358,784

U.S. Treasury Obligations — 14.2%
	U.S. Treasury Bills — 6.8% (n)	249,977
250,000	0.151%, 12/23/10	49,956
50,000	0.186%, 05/19/11	124,945
125,000	0.187%, 02/24/11	99,963
100,000	0.190%, 02/10/11	99,968

100,000	0.202%, 01/27/11	624,809

	U.S. Treasury Notes — 7.4%	140,141
140,000	0.875%, 01/31/11	125,275
125,000	0.875%, 03/31/11	25,130
25,000	1.000%, 08/31/11	125,735
125,000	1.000%, 09/30/11	50,322
50,000	1.000%, 10/31/11	35,298
35,000	1.125%, 12/15/11	127,884
125,000	4.875%, 05/31/11	51,422

50,000	5.125%, 06/30/11	681,207

	Total U.S. Treasury Obligations (Cost $1,306,016)	1,306,016

	Total Investments — 105.2% (Cost $9,664,800) *	9,664,800

	Liabilities in Excess of Other Assets — (5.2)%	(476,388)

	NET ASSETS — 100.0%	$9,188,412

Percentages indicated are based on net assets.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreigncurrency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$9,664,800	$—	$9,664,800

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the portfolio holdings.

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 0.9%
	Ally Auto Receivables Trust,
98	Series 2010-3, Class A4, 1.550%, 08/17/15	98
195	Series 2010-4, Class A3, 0.910%, 11/17/14	194
60	Bank of America Auto Trust, Series 2010-2, Class A3, 1.310%, 07/15/14	60
600	Chrysler Financial Auto Securitization Trust, Series 2010- A, Class A3, 0.910%, 08/08/13	599
185	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.630%, 03/15/17	185
15	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14	15
250	Structured Asset Investment Loan Trust, Series 2005-5, Class A9, VAR, 0.523%, 06/25/35	232

	Total Asset-Backed Securities (Cost $1,377)	1,383

Collateralized Mortgage Obligations — 46.5%
	Agency CMO — 45.7%
	Federal Home Loan Mortgage Corp. REMICS,
114	Series 1578, Class K, 6.900%, 09/15/23	135
716	Series 2110, Class PG, 6.000%, 01/15/29	786
158	Series 2355, Class BP, 6.000%, 09/15/16	169
274	Series 2391, Class QR, 5.500%, 12/15/16	297
188	Series 2427, Class LW, 6.000%, 03/15/17	204
156	Series 2436, Class MC, 7.000%, 04/15/32	175
200	Series 2441, Class GF, 6.500%, 04/15/32	226
100	Series 2505, Class D, 5.500%, 09/15/32	113
88	Series 2525, Class AM, 4.500%, 04/15/32	92
200	Series 2544, Class KE, 5.500%, 12/15/32	223
100	Series 2558, Class BD, 5.000%, 01/15/18	109
500	Series 2564, Class NK, 5.000%, 02/15/18	544
500	Series 2575, Class PE, 5.500%, 02/15/33	559
800	Series 2586, Class WG, 4.000%, 03/15/33	843
139	Series 2594, Class JB, 4.500%, 04/15/18	147
191	Series 2595, Class HJ, 5.000%, 03/15/23	205
1,000	Series 2596, Class QD, 4.000%, 03/15/33	1,005
260	Series 2602, Class BD, 4.000%, 12/15/22	271
410	Series 2621, Class QH, 5.000%, 05/15/33	433
415	Series 2624, Class QH, 5.000%, 06/15/33	456
400	Series 2632, Class AB, 4.500%, 06/15/18	438
209	Series 2648, Class BK, 5.000%, 07/15/33	218
192	Series 2649, Class PJ, 3.500%, 06/15/33	202
340	Series 2685, Class CF, 4.000%, 11/15/16	347
100	Series 2685, Class MB, 4.000%, 03/15/17	104
400	Series 2692, Class QD, 5.000%, 12/15/22	433
310	Series 2694, Class QG, 4.500%, 01/15/29	319
272	Series 2696, Class DG, 5.500%, 10/15/33	304
100	Series 2698, Class PG, 5.000%, 06/15/32	109
213	Series 2707, Class KJ, 5.000%, 11/15/18	224
150	Series 2709, Class PE, 5.000%, 12/15/22	163
130	Series 2725, Class TA, 4.500%, 12/15/33	128
1,380	Series 2733, Class ME, 5.000%, 01/15/34	1,503
400	Series 2744, Class TU, 5.500%, 05/15/32	430
218	Series 2750, Class JB, 4.500%, 02/15/19	229
327	Series 2760, Class KT, 4.500%, 09/15/32	346
500	Series 2764, Class TE, 5.000%, 10/15/32	545
150	Series 2773, Class OC, 5.000%, 04/15/19	166
153	Series 2783, Class AB, 4.000%, 10/15/17	157
107	Series 2788, Class DA, 5.000%, 10/15/22	111
100	Series 2843, Class BC, 5.000%, 08/15/19	110
635	Series 2864, Class NB, 5.500%, 07/15/33	713
123	Series 2886, Class HE, 5.000%, 01/15/33	133

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
305	Series 2888, Class CG, 5.000%, 08/15/33	332
285	Series 2890, Class PD, 5.000%, 03/15/33	310
255	Series 2891, Class LD, 5.000%, 08/15/33	277
500	Series 2896, Class VB, 5.000%, 12/15/25	548
180	Series 2898, Class PE, 5.000%, 05/15/33	196
850	Series 2899, Class HB, 4.000%, 12/15/19	906
200	Series 2899, Class KB, 4.500%, 03/15/19	214
500	Series 2910, Class BE, 4.500%, 12/15/19	547
100	Series 2921, Class MD, 5.000%, 06/15/33	107
150	Series 2928, Class NE, 5.000%, 04/15/33	163
362	Series 2948, Class YD, 5.500%, 08/15/33	386
1,000	Series 2958, Class ME, 5.500%, 10/15/33	1,100
100	Series 2966, Class XD, 5.500%, 09/15/33	110
500	Series 2981, Class BC, 4.500%, 05/15/20	548
500	Series 2987, Class KG, 5.000%, 12/15/34	546
200	Series 2988, Class TY, 5.500%, 06/15/25	223
362	Series 2993, Class PM, 4.500%, 05/15/35	383
195	Series 3017, Class MK, 5.000%, 12/15/34	213
541	Series 3028, Class ME, 5.000%, 02/15/34	597
380	Series 3036, Class TE, 5.500%, 12/15/34	423
125	Series 3059, Class PC, 5.500%, 01/15/32	132
184	Series 3077, Class TO, PO, 04/15/35	162
500	Series 3078, Class PD, 5.500%, 07/15/34	554
151	Series 3080, Class VB, 5.000%, 06/15/25	166
126	Series 3082, Class PW, 5.500%, 12/15/35	141
273	Series 3087, Class JB, 5.500%, 03/15/24	286
121	Series 3098, Class KE, 5.500%, 09/15/34	134
100	Series 3115, Class MB, 5.500%, 12/15/20	106
300	Series 3121, Class JD, 5.500%, 03/15/26	334
215	Series 3123, Class HT, 5.000%, 03/15/26	229
200	Series 3128, Class BD, 5.000%, 03/15/30	211
480	Series 3128, Class BE, 5.000%, 05/15/33	522
420	Series 3130, Class QD, 5.500%, 07/15/34	464
110	Series 3135, Class JC, 6.000%, 08/15/33	121
500	Series 3145, Class AJ, 5.500%, 04/15/36	557
365	Series 3147, Class YE, 5.500%, 07/15/24	382
390	Series 3150, Class EQ, 5.000%, 05/15/26	412
100	Series 3151, Class PD, 6.000%, 11/15/34	111
67	Series 3164, Class QV, 6.500%, 03/15/17	72
435	Series 3165, Class ND, 5.500%, 10/15/34	475
170	Series 3166, Class GB, 6.000%, 06/15/21	176
1,076	Series 3184, Class PD, 5.500%, 07/15/34	1,181
398	Series 3204, Class NV, 5.000%, 08/15/17	440
613	Series 3216, Class JA, 5.500%, 11/15/24	635
514	Series 3261, Class MA, 5.500%, 01/15/17	548
250	Series 3270, Class AT, 5.500%, 01/15/37	273
115	Series 3272, Class PA, 6.000%, 02/15/37	128
500	Series 3312, Class LB, 5.500%, 11/15/25	531
750	Series 3334, Class CD, 6.000%, 07/15/34	821
500	Series 3337, Class MD, 5.500%, 06/15/27	557
100	Series 3348, Class HT, 6.000%, 07/15/37	114
240	Series 3349, Class HE, 5.500%, 07/15/36	268
100	Series 3372, Class BD, 4.500%, 10/15/22	109
491	Series 3414, Class A, 4.500%, 07/15/22	513
185	Series 3476, Class VB, 5.500%, 02/15/27	205
350	Series 3493, Class LA, 4.000%, 10/15/23	373

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
298	Series 3513, Class A, 4.500%, 02/15/39	318
545	Series 3521, Class B, 4.000%, 04/15/24	571
175	Series 3563, Class LB, 4.000%, 08/15/29	176
265	Series 3571, Class MY, 4.000%, 09/15/24	267
407	Series 3593, Class PC, 5.000%, 05/15/38	448
475	Series 3652, Class A, 4.500%, 11/15/24	502
455	Series 3653, Class B, 4.500%, 04/15/30	476
135	Series 3659, Class BD, 5.000%, 01/15/37	148
185	Series 3677, Class KB, 4.500%, 05/15/40	197
247	Series 3688, Class GT, VAR, 7.149%, 11/15/46	265
140	Series 3715, Class PC, 4.500%, 08/15/40	147
	Federal National Mortgage Association REMICS
960	Series 1997-57, Class PN, 5.000%, 09/18/27	1,041
784	Series 1999-51, Class PH, 6.000%, 10/25/29	854
88	Series 2002-24, Class AJ, 6.000%, 04/25/17	97
335	Series 2002-85, Class PE, 5.500%, 12/25/32	374
300	Series 2003-5, Class EQ, 5.500%, 02/25/23	339
657	Series 2003-21, Class OU, 5.500%, 03/25/33	726
107	Series 2003-22, Class UH, 4.000%, 12/25/32	113
100	Series 2003-23, Class CH, 5.000%, 04/25/33	110
283	Series 2003-28, Class KA, 4.250%, 03/25/22	291
90	Series 2003-32, Class BW, 5.500%, 03/25/32	95
400	Series 2003-48, Class TC, 5.000%, 06/25/23	436
609	Series 2003-55, Class HY, 5.000%, 06/25/23	665
342	Series 2003-64, Class VC, 5.000%, 03/25/16	360
230	Series 2003-80, Class QG, 5.000%, 08/25/33	252
97	Series 2003-81, Class CB, 4.750%, 09/25/18	101
104	Series 2003-86, Class VH, 5.500%, 04/25/22	115
200	Series 2003-87, Class TJ, 4.500%, 09/25/18	218
139	Series 2003-91, Class BE, 4.000%, 11/25/16	139
91	Series 2003-109, Class BT, 4.500%, 08/25/22	95
404	Series 2003-113, Class KA, 4.500%, 11/25/18	420
121	Series 2003-131, Class CG, 5.500%, 05/25/33	131
1,000	Series 2004-53, Class NC, 5.500%, 07/25/24	1,069
955	Series 2004-70, Class EB, 5.000%, 10/25/24	1,033
258	Series 2004-81, Class HA, 4.250%, 10/25/24	271
218	Series 2004-89, Class MA, 4.250%, 09/25/24	224
100	Series 2005-48, Class TD, 5.500%, 06/25/35	104
865	Series 2005-51, Class ND, 5.500%, 11/25/33	962
548	Series 2005-58, Class EP, 5.500%, 07/25/35	618
191	Series 2005-62, Class CP, 4.750%, 07/25/35	204
100	Series 2005-68, Class BE, 5.250%, 08/25/35	110
269	Series 2005-91, Class DA, 4.500%, 10/25/20	282
194	Series 2005-110, Class MB, 5.500%, 09/25/35	218
174	Series 2005-116, Class PB, 6.000%, 04/25/34	191
299	Series 2005-121, Class V, 4.500%, 06/25/29	319
500	Series 2006-4, Class MB, 6.000%, 01/25/31	521
250	Series 2006-9, Class DB, 5.500%, 07/25/29	258
165	Series 2006-22, Class CE, 4.500%, 08/25/23	175
331	Series 2006-30, Class GA, 5.500%, 07/25/20	357
500	Series 2006-45, Class NW, 5.500%, 01/25/35	555
683	Series 2006-49, Class PA, 6.000%, 06/25/36	760
301	Series 2006-112, Class QA, 5.500%, 03/25/33	320
100	Series 2006-129, Class PB, 5.500%, 04/25/32	107
243	Series 2007-33, Class HE, 5.500%, 04/25/37	272
286	Series 2007-65, Class KI, IF, IO, 6.367%, 07/25/37	32

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
120	Series 2007-77, Class TC, 5.500%, 09/25/34	131
288	Series 2007-113, Class DB, 4.500%, 12/25/22	312
600	Series 2008-65, Class CD, 4.500%, 08/25/23	652
800	Series 2008-68, Class VB, 6.000%, 03/25/27	895
250	Series 2008-68, Class VJ, 5.500%, 07/25/19	275
100	Series 2008-68, Class VK, 5.500%, 03/25/27	112
140	Series 2008-74, Class B, 5.500%, 09/25/38	156
167	Series 2008-85, Class EA, 5.000%, 03/25/26	173
299	Series 2008-89, Class AH, 4.500%, 11/25/34	311
273	Series 2009-37, Class KI, IF, IO, 5.747%, 06/25/39	37
390	Series 2009-39, Class LB, 4.500%, 06/25/29	404
370	Series 2009-71, Class MB, 4.500%, 09/25/24	385
837	Series 2009-78, Class J, 5.000%, 09/25/19	900
330	Series 2009-86, Class IP, IO, 5.500%, 10/25/39	48
375	Series 2009-86, Class OT, PO, 10/25/37	316
150	Series 2009-86, Class PC, 5.000%, 03/25/37	164
515	Series 2009-96, Class DB, 4.000%, 11/25/29	530
2,363	Series 2009-112, Class ST, IF, IO, 5.997%, 01/25/40	248
120	Series 2010-9, Class MD, 5.000%, 02/25/38	132
1,305	Series 2010-35, Class SB, IF, IO, 6.167%, 04/25/40	169
230	Series 2010-48, Class UB, 5.000%, 06/25/36	252
636	Series 2010-54, Class EA, 4.500%, 06/25/40	663
93	Series 2010-64, Class DM, 5.000%, 06/25/40	102
834	Series 2010-111, Class AE, 5.500%, 04/25/38	907
235	Federal National Mortgage Association, STRIPS, Series 293, Class 1, PO, 12/01/24	210
	Government National Mortgage Association,
139	Series 2002-44, Class JC, 6.000%, 07/20/32	161
164	Series 2002-88, Class PH, 5.500%, 12/16/31	179
100	Series 2003-10, Class KJ, 5.500%, 02/20/33	113
197	Series 2003-29, Class PD, 5.500%, 04/16/33	222
277	Series 2003-40, Class TD, 5.000%, 03/20/33	302
145	Series 2004-16, Class GC, 5.500%, 02/20/34	163
109	Series 2004-54, Class BG, 5.500%, 07/20/34	121
200	Series 2004-75, Class NG, 5.500%, 09/20/33	219
453	Series 2004-93, Class PD, 5.000%, 11/16/34	496
400	Series 2004-101, Class BE, 5.000%, 11/20/34	431
260	Series 2005-26, Class XY, 5.500%, 03/20/35	290
399	Series 2005-33, Class AY, 5.500%, 04/16/35	448
106	Series 2005-56, Class BD, 5.000%, 07/20/35	112
254	Series 2007-26, Class SW, IF, IO, 5.947%, 05/20/37	29
428	Series 2007-37, Class LB, 5.500%, 06/16/37	457
320	Series 2007-79, Class BL, 5.750%, 08/20/37	360
250	Series 2008-9, Class PW, 5.250%, 02/20/38	258
132	Series 2008-23, Class YA, 5.250%, 03/20/38	139
171	Series 2008-30, Class AB, 4.200%, 02/20/37	180
432	Series 2008-31, Class PK, 4.000%, 06/20/36	451
177	Series 2008-34, Class PG, 5.250%, 04/20/38	184
400	Series 2008-35, Class NF, 5.000%, 04/20/38	440
1,000	Series 2008-58, Class PE, 5.500%, 07/16/38	1,127
30	Series 2008-62, Class SA, IF, IO, 5.897%, 07/20/38	3
1,486	Series 2009-106, Class ST, IF, IO, 5.747%, 02/20/38	179
175	Series 2010-7, Class EA, 5.000%, 06/16/38	193
774	Series 2010-14, Class QP, 6.000%, 12/20/39	840
310	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.650%, 10/29/20	309

		71,335

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 0.8%
241	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.250%, 09/25/33	253
240	CS First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.250%, 11/25/33	248
139	MASTR Alternative Loans Trust, Series 2004-5, Class 5A1, 4.750%, 06/25/19	145
264	Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 4A, VAR, 5.657%, 04/25/34	277
144	Prime Mortgage Trust, Series 2004-2, Class A2, 4.750%, 11/25/19	150
125	Residential Accredit Loans, Inc., Series 2004-QS3, Class CB, 5.000%, 03/25/19	130
96	WaMu Mortgage Pass-Through Certificates, Series 2003-S6, Class 2A1, 5.000%, 07/25/18	99

		1,302

	Total Collateralized Mortgage Obligations (Cost $71,918)	72,637

Commercial Mortgage-Backed Securities — 0.6%
	Banc of America Commercial Mortgage, Inc.,
200	Series 2005-3, Class AM, 4.727%, 07/10/43	194
50	Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	53
200	Series 2006-5, Class A4, 5.414%, 09/10/47	211
400	Citigroup Commercial Mortgage Trust, Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	411
50	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	52

	Total Commercial Mortgage- Backed Securities (Cost $888)	921

Corporate Bonds — 14.0%
Consumer Discretionary — 0.8%
	Auto Components — 0.0% (g)
40	Johnson Controls, Inc., 5.000%, 03/30/20	44

	Household Durables — 0.1%
83	Newell Rubbermaid, Inc., 4.700%, 08/15/20	85

	Media — 0.7%
	CBS Corp.,
30	7.875%, 07/30/30	35
200	8.875%, 05/15/19	257
200	News America Holdings, Inc., 7.700%, 10/30/25	239
30	News America, Inc., 7.250%, 05/18/18	37
	Time Warner Cable, Inc.,
500	4.125%, 02/15/21	487
50	8.250%, 04/01/19	64

		1,119

	Total Consumer Discretionary	1,248

Consumer Staples — 0.2%
	Food & Staples Retailing — 0.1%
92	Kroger Co. (The), 5.400%, 07/15/40	91
	Food Products — 0.1%
40	Bunge Ltd. Finance Corp., 5.875%, 05/15/13	43
100	General Mills, Inc., 5.650%, 02/15/19	114
50	Kraft Foods, Inc., 6.500%, 08/11/17	60

		217

	Total Consumer Staples	308

Energy — 0.6%
	Energy Equipment & Services — 0.1%
100	Transocean, Inc., (Switzerland), 6.500%, 11/15/20	109
	Oil, Gas & Consumable Fuels — 0.5%
50	Anadarko Petroleum Corp., 8.700%, 03/15/19	61
	Shell International Finance B.V., (Netherlands),
44	3.100%, 06/28/15	46
130	4.300%, 09/22/19	140
40	4.375%, 03/25/20	43
200	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	233
240	Total Capital S.A., (France), 2.300%, 03/15/16	238

		761

	Total Energy	870

Financials — 8.0%
	Capital Markets — 2.3%
	Bank of New York Mellon Corp. (The),
80	2.950%, 06/18/15	83
155	4.600%, 01/15/20	168
200	BlackRock, Inc., 6.250%, 09/15/17	231
40	Charles Schwab Corp. (The), 4.950%, 06/01/14	44
	Credit Suisse USA, Inc.,
80	5.125%, 01/15/14	88
350	5.850%, 08/16/16	400
	Goldman Sachs Group, Inc. (The),

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — Continued
	Capital Markets — Continued
202	3.700%, 08/01/15	206
800	7.500%, 02/15/19	933
200	Jefferies Group, Inc., 8.500%, 07/15/19	233
100	Merrill Lynch & Co., Inc., 6.400%, 08/28/17	107
	Morgan Stanley,
323	3.450%, 11/02/15	317
50	5.300%, 03/01/13	54
331	5.500%, 07/24/20	339
300	Nomura Holdings, Inc., (Japan), 5.000%, 03/04/15	317

		3,520

	Commercial Banks — 1.6%
	BB&T Corp.,
100	3.850%, 07/27/12	104
60	3.950%, 04/29/16	63
250	Credit Suisse, (Switzerland), 4.375%, 08/05/20	248
100	National City Corp., 6.875%, 05/15/19	116
	PNC Funding Corp.,
100	3.000%, 05/19/14	103
50	5.125%, 02/08/20	53
50	5.250%, 11/15/15	55
50	5.625%, 02/01/17	54
114	Rabobank Nederland N.V., (Netherlands), 2.125%, 10/13/15	112
280	SunTrust Banks, Inc., 5.250%, 11/05/12	295
60	U.S. Bancorp, 2.000%, 06/14/13	61
1,000	Wachovia Bank N.A., 6.000%, 11/15/17	1,117
100	Wachovia Corp., 5.750%, 02/01/18	112

		2,493

	Consumer Finance — 0.8%
	American Express Co.,
200	6.150%, 08/28/17	227
200	7.000%, 03/19/18	237
250	Capital One Bank USA N.A., 8.800%, 07/15/19	311
	HSBC Finance Corp.,
60	5.000%, 06/30/15	65
400	6.375%, 11/27/12	435

		1,275

	Diversified Financial Services — 2.8%
	Bank of America Corp.,
665	5.625%, 07/01/20	668
585	5.650%, 05/01/18	600
440	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15	458
	Citigroup, Inc.,
179	5.375%, 08/09/20	183
150	8.500%, 05/22/19	184
131	CME Group, Inc., 5.750%, 02/15/14	148
	General Electric Capital Corp.,
337	2.250%, 11/09/15	327
125	4.375%, 09/16/20	122
80	5.625%, 09/15/17	88
850	5.625%, 05/01/18	926
70	5.875%, 01/14/38	69
400	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	563

		4,336

	Insurance — 0.1%
94	AON Corp., 3.500%, 09/30/15	95
	CNA Financial Corp.,
50	5.850%, 12/15/14	54
60	5.875%, 08/15/20	61

		210

	Real Estate Investment Trusts (REITs) — 0.1%
200	Simon Property Group LP, 6.125%, 05/30/18	231

	Thrifts & Mortgage Finance — 0.3%
400	Countrywide Financial Corp., 6.250%, 05/15/16	417

	Total Financials	12,482

	Industrials — 1.5%
	Aerospace & Defense — 0.1%
150	Lockheed Martin Corp., 4.250%, 11/15/19	159

	Airlines — 0.0% (g)
60	Delta Air Lines, Inc., 4.950%, 05/23/19	60

	Commercial Services & Supplies — 0.2%
200	Pitney Bowes, Inc., 5.000%, 03/15/15	215
150	Waste Management, Inc., 4.750%, 06/30/20	160

		375

	Industrial Conglomerates — 0.3%
400	Cargill, Inc., 6.000%, 11/27/17 (e)	467

	Machinery — 0.0% (g)
30	Caterpillar, Inc., 7.900%, 12/15/18	40

	Road & Rail — 0.9%
125	Burlington Northern Santa Fe LLC, 3.600%, 09/01/20	125
	CSX Corp.,
250	6.250%, 03/15/18	292
230	7.375%, 02/01/19	287
100	Ryder System, Inc., 3.600%, 03/01/16	101
	Union Pacific Corp.,
300	5.450%, 01/31/13	326
150	5.750%, 11/15/17	172

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Road & Rail — Continued
		1,303

	Total Industrials	2,404

Information Technology — 0.7%
	Communications Equipment — 0.2%
250	Cisco Systems, Inc., 5.500%, 02/22/16	292

	Computers & Peripherals — 0.1%
30	Hewlett-Packard Co., 6.125%, 03/01/14	34
40	International Business Machines Corp., 8.375%, 11/01/19	55

		89

	Electronic Equipment, Instruments & Components — 0.2%
	Arrow Electronics, Inc.,
155	6.000%, 04/01/20	164
200	6.875%, 07/01/13	222

		386

	Software — 0.2%
185	Intuit, Inc., 5.750%, 03/15/17	206
50	Oracle Corp., 6.500%, 04/15/38	60

		266

	Total Information Technology	1,033

	Materials — 0.5%
	Chemicals — 0.4%
	Dow Chemical Co. (The),
89	4.250%, 11/15/20	87
40	8.550%, 05/15/19	51
	PPG Industries, Inc.,
50	5.750%, 03/15/13	55
25	7.400%, 08/15/19	30
	Praxair, Inc.,
100	4.625%, 03/30/15	110
240	5.200%, 03/15/17	272

		605

	Metals & Mining — 0.1%
	Rio Tinto Finance USA Ltd., (Australia),
38	3.500%, 11/02/20	37
120	8.950%, 05/01/14	147

		184

	Total Materials	789

	Telecommunication Services — 0.2%
	Diversified Telecommunication Services — 0.2%
100	AT&T, Inc., 5.600%, 05/15/18	116
50	France Telecom S.A., (France), 8.500%, 03/01/31	68
50	Telefonica Emisiones SAU, (Spain), 6.221%, 07/03/17	55
55	Verizon Communications, Inc., 8.750%, 11/01/18	74

	Total Telecommunication Services	313

	Utilities — 1.5%
	Electric Utilities — 1.1%
350	Dominion Resources, Inc., 5.200%, 08/15/19	394
50	Duke Energy Carolinas LLC, 6.450%, 10/15/32	57
160	Duke Energy Indiana, Inc., 3.750%, 07/15/20	163
180	Exelon Generation Co. LLC, 4.000%, 10/01/20	176
40	FPL Group Capital, Inc., 7.875%, 12/15/15	49
25	Indiana Michigan Power Co., 7.000%, 03/15/19 Nisource Finance Corp.,	30
100	6.800%, 01/15/19	116
140	10.750%, 03/15/16	185
50	Pacific Gas & Electric Co., 6.050%, 03/01/34	55
200	PacifiCorp, 5.650%, 07/15/18	235
74	Public Service Co. of Colorado, 3.200%, 11/15/20	73
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	26
6	San Diego Gas & Electric Co., 5.350%, 05/15/40 Spectra Energy Capital LLC,	6
50	6.200%, 04/15/18	57
70	8.000%, 10/01/19	88

		1,710

	Gas Utilities — 0.3%
30	Atmos Energy Corp., 4.950%, 10/15/14	33
50	CenterPoint Energy Resources Corp., 7.875%, 04/01/13	57
300	TransCanada Pipelines Ltd., (Canada), 7.125%, 01/15/19	376

		466

	Multi-Utilities — 0.1%
175	KCP&L Greater Missouri Operations Co., 11.875%, 07/01/12	200

	Total Utilities	2,376

	Total Corporate Bonds (Cost $21,752)	21,823

Mortgage Pass-Through Securities — 2.3%
37	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 6.000%, 12/01/36 Federal National Mortgage Association, 15 Year, Single Family,	40
508	6.000%, 10/01/19 - 01/01/24 Federal National Mortgage Association, 30 Year, Single Family,	556
695	5.000%, 03/01/36	739

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
836	6.000%, 04/01/35	923
783	6.500%, 10/01/37 - 10/01/38	872
448	7.000%, 04/01/37	509

	Total Mortgage Pass-Through Securities (Cost $3,601)	3,639

U.S. Government Agency Securities — 32.2%
	Federal Home Loan Mortgage Corp.,
5,000	2.125%, 03/23/12	5,104
5,000	2.875%, 02/09/15	5,308
5,000	3.750%, 03/27/19	5,343
2,500	4.500%, 01/15/14	2,776
7,500	5.125%, 11/17/17	8,769
	Federal National Mortgage Association,
10,000	2.625%, 11/20/14	10,527
6,500	4.875%, 12/15/16	7,533
4,700	5.375%, 11/15/11 (m)	4,920

	Total U.S. Government Agency Securities (Cost $49,879)	50,280

SHARES
Short-Term Investment — 3.9%
Investment Company — 3.9%
6,030	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% † (b) (l) (Cost $6,030)	6,030

	Total Investments —100.4% (Cost $155,445)	156,713
	Liabilities in Excess of Other Assets — (0.4)%	(596)

	NET ASSETS — 100.0%	$156,117

Percentages indicated are based on net assets.

Inflation-Linked Swaps

(Amounts in thousands)

	RATE TYPE (r)					UPFRONT PREMIUMS (PAID)/RECEIVED [1]
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.740% at termination	CPI-U at termination	06/24/14	$15,000	$(130)	$—
Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	7,000	(93)	—
Citibank, N.A.	1.470% at termination	CPI-U at termination	08/26/15	40,000	706	—
Deutsche Bank AG, New York	1.990% at termination	CPI-U at termination	06/08/15	8,000	(113)	—
Royal Bank of Scotland	2.210% at termination	CPI-U at termination	06/24/17	15,000	(149)	—

					$221	$—

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
NCUA	—	National Credit Union Administration
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	Amount rounds to less than 0.1%.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(r)	Rates shown are per annum and payments are as described.
†	Approximately $570,000 of this investment is restricted as collateral for swaps to various brokers.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,673
Aggregate gross unrealized depreciation	(405)

Net unrealized appreciation/depreciation	$1,268

Federal income tax cost of investments	$155,445

JPMorgan Inflation Managed Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (“SOI”) (amounts in thousands):

		Level 2	Level 3
	Level 1 Quoted prices	Other significant observable inputs	Significant unobservable inputs	Total
Total Investments in Securities #	$6,030	$150,683	$—	$156,713

Appreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$706	$—	$706
Depreciation in Other Financial Instruments
Inflation-Linked Swaps	$—	$(485)	$—	$(485)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	Portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the SOI. Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 96.7%
	Alabama — 0.5%

	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,606

	General Obligation — 0.2%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/22	1,996
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/22	1,115
1,000	Series B, GO, 5.000%, 09/01/26	1,084
4,675	City of Mobile, GO, AMBAC, 5.500%, 08/15/11 (p)	4,940

		9,135

	Prerefunded — 0.1%
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,462

	Total Alabama	28,203

	Alaska — 0.3%
	Certificate of Participation/Lease — 0.2%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/23	13,838

	General Obligation — 0.0% (g)
1,495	City of North Slope Boro, Capital Appreciation, Series B, GO, NATL-RE, Zero Coupon, 06/30/11	1,490

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/23	1,090
1,000	Series 1, Rev., 5.375%, 09/01/25	1,077
1,000	Series 1, Rev., 5.500%, 09/01/27	1,073

		3,240

	Total Alaska	18,568

	Arizona — 3.3%
	Certificate of Participation/Lease — 1.0%
29,180	Arizona School Facilities Board, COP, 5.000%, 09/01/12	31,067
15,000	COP, 5.750%, 09/01/18	17,233
5,000	Series A-2, COP, AGM-CR, FGIC, 5.000%, 09/01/17	5,370
1,680	Series A-3, COP, AGM-CR, FGIC, 5.000%, 09/01/17	1,804
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/18	1,103

		56,577

	Education — 0.1%
5,000	Arizona State University, Rev., AGM, 5.250%, 07/01/12	5,364

	General Obligation — 0.3%
5,595	City of Tempe, Series C, GO, 5.000%, 07/01/20	6,557
5,000	Maricopa County Community College District, Series C, GO, 3.000%, 07/01/13	5,277
905	Maricopa County Unified School District No. 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,032
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	4,929

		17,795

	Hospital — 0.7%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,196
3,000	Series D, Rev., 5.000%, 01/01/14	3,277
5,000	Series D, Rev., 5.000%, 01/01/16	5,520
2,500	Series D, Rev., 5.000%, 01/01/23	2,537
5,000	Series D, Rev., 5.000%, 01/01/24	5,086
10,000	Series D, Rev., 5.500%, 01/01/19	11,113
5,000	Arizona Health Facilities Authority, Phoenix Children’s Hospital, Series A, Rev., VAR, 1.300%, 02/02/15	4,548
845	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/12	845
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,093

		37,215

	Other Revenue — 0.1%
7,000	Phoenix Civic Improvement Corp., Junior Lien, Series A, Rev., 5.000%, 07/01/23	7,331

	Prerefunded — 0.4%
	Arizona School Facilities Board, State School Trust,
14,360	Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	16,757
5,540	Maricopa County IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/31/14 (p)	5,178

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — Continued
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	936

		22,871

	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 07/01/38	5,195
10,250	Series A, Rev., 7.000%, 07/01/28	10,962
5,000	Series A, Rev., 7.000%, 07/01/33	5,318

		21,475

	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/17	5,718
4,675	Series B, Rev., 5.000%, 07/01/16	5,421

		11,139

	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/20	1,132
500	Series A, Rev., 5.000%, 01/01/21	564
1,000	Series A, Rev., 5.000%, 01/01/22	1,101

		2,797

	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/24	1,099

	Total Arizona	183,663

	California — 11.4%
	Certificate of Participation/Lease — 0.7%
	California State Public Works Board,
	California State University,
2,040	Series B, Rev., COP, AGM, 5.000%, 04/01/21	2,126
2,245	Series B, Rev., COP, AGM, 5.000%, 04/01/23	2,301
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/18	1,931
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, AGM, 5.000%, 04/01/22	2,870
2,105	Series C, Rev., COP, AGM, 5.000%, 04/01/24	2,139
2,310	Series C, Rev., COP, AGM, 5.000%, 04/01/26	2,327
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/19	1,023
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,556
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,509
3,500	Series A, Rev., COP, 5.000%, 06/01/19	3,690
1,750	Series A, Rev., COP, 5.000%, 06/01/20	1,824
	California State Public Works Board, Department of Justice,
1,285	Series D, Rev., COP, AGM, 5.000%, 04/01/21	1,340
1,415	Series D, Rev., COP, AGM, 5.000%, 04/01/23	1,450
1,560	Series D, Rev., COP, AGM, 5.000%, 04/01/25	1,577
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	4,560
1,700	Fontana Public Finance Authority, Rev., COP, AMBAC, 5.250%, 09/01/19	1,767
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., COP, NATL-RE, 6.125%, 08/15/11	4,668

		40,658

	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/39	2,047
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/20	3,638
	California State University,
	Systemwide,
1,000	Series C, Rev., AGM, 5.000%, 11/01/13	1,111
1,000	Series C, Rev., AGM, 5.000%, 11/01/14	1,132
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/32	576
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/28	11,299
5,000	Series O, Rev., 5.750%, 05/15/30	5,588

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — Continued
10,000	Series O, Rev., 5.750%, 05/15/34	11,004

		36,395

	General Obligation — 5.2%
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	879
2,000	GO, Zero Coupon, 05/01/18	1,483
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/24	890
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	5,295
19,755	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26	8,040
	Long Beach Community College District, Election of 2002, Capital Appreciation,
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,155
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	2,689
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	3,044
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/23 Los Angeles Unified School District,	2,786
7,750	Series B, GO, AGM, 4.750%, 07/01/19	8,323
6,880	Series B, GO, FGIC, 4.750%, 07/01/21	7,176
6,120	Series I, GO, 5.250%, 07/01/23	6,623
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/19	3,118
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/27	2,134
4,535	Natomas Unified School District, Election of 2006, GO, NATL-RE, FGIC, 5.000%, 08/01/26	4,467
	Palomar Pomerado Health, Capital Appreciation,
3,140	Series A, GO, NATL-RE, Zero Coupon, 08/01/15	2,748
3,615	Series A, GO, NATL-RE, Zero Coupon, 08/01/18	2,627
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,400
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, AGM, 5.000%, 06/15/23	9,529
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,865
1,575	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	1,491
295	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	271
1,100	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14 State of California,	1,009
6,875	GO, 5.000%, 11/01/15	7,670
5,000	GO, 5.000%, 08/01/16	5,587
8,545	GO, 5.000%, 02/01/21	8,794
1,650	GO, 5.000%, 08/01/22	1,689
5,000	GO, 5.125%, 04/01/23	5,164
3,000	GO, 5.250%, 02/01/18	3,194
1,150	GO, NATL-RE, 5.000%, 06/01/21	1,188
3,590	GO, NATL-RE, 5.250%, 02/01/26	3,611
5,000	GO, NATL-RE, FGIC-TCRS, 5.250%, 02/01/15	5,421
4,655	Series 2, GO, 5.000%, 09/01/20 State of California, Economic Recovery,	4,882
7,535	Series A, GO, 5.000%, 07/01/15	8,355
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/15	28,673
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,765
23,300	Series A, GO, NATL-RE, FGIC- TCRS, 5.000%, 07/01/17	23,792
10,000	Series B, GO, 5.000%, 07/01/11 (p) State of California, Various Purpose,	10,276
10,150	GO, 5.000%, 03/01/14	11,092
15,000	GO, 5.000%, 04/01/17	16,729
6,790	GO, 5.500%, 04/01/18	7,739
6,800	GO, 5.500%, 04/01/21	7,431
15,000	GO, 5.625%, 04/01/26	15,663
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,466
2,000	Torrance Unified School District, Election of 1998, Series B, GO, AGM, 5.000%, 08/01/15	2,059
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/25 West Valley-Mission Community College District, Election of 2004,	2,786
2,840	Series A, GO, AGM, 5.000%, 08/01/23	2,986
5,695	Series A, GO, AGM, 5.000%, 08/01/25	5,913

		285,967

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
Municipal Bonds — Continued
2,000	Series C, Rev., 6.250%, 10/01/28	2,236
2,450	Series C, Rev., 6.500%, 10/01/33	2,757
2,000	Series C, Rev., 6.500%, 10/01/38	2,236
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/22	6,092
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/18	3,086
1,000	Rev., 5.250%, 11/15/23	1,005

		17,412

	Other Revenue — 0.6%
17,485	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%, 06/01/27	14,681
10,000	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series A, Rev., AMBAC, 5.000%, 06/01/21	10,007
2,250	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation, Series A, NATL-RE, 5.000%, 04/01/22	2,276
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/19	1,422
2,000	Rev., AGM, 5.000%, 08/01/20	2,238

		30,624

	Prerefunded — 1.8%
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	564
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	8,631
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	25,314
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,580
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,850
	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed,
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,063
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,484
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	3,965
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	14,410
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	13,016
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,331
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	793
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,202
2,000	Solano County, COP, NATL-RE, 5.250%, 11/01/12 (p)	2,177
2,065	State of California, GO, 5.000%, 02/01/14 (p)	2,327
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	5,950

		100,657

	Special Tax — 0.0% (g)
1,000	Capistrano Unified School District Community Facilities District No. 87- 1, Special Tax, AMBAC, 5.000%, 09/01/12	1,049

	Transportation — 0.6%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/17	5,152
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/18	2,260
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,463
3,410	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/14	3,698
20,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 05/01/12	21,111

		35,684

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Utility — 0.6%
10,000	California State Department of Water Resources, Power Supply, Series A, Rev., AMBAC, 5.500%, 05/01/12 (p)	10,807
4,180	City of Riverside, Riverside Electric, Rev., AGM, 5.250%, 10/01/11 (p) Long Beach Bond Finance Authority, Natural Gas,	4,395
2,500	Series A, Rev., 5.250%, 11/15/21	2,568
9,545	Series A, Rev., 5.250%, 11/15/22	9,719
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., AGM, 5.500%, 01/01/13	5,452

		32,941

	Water & Sewer — 0.9%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	2,065
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	883
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23 City of Vallejo,	2,457
3,010	Rev., NATL-RE, 5.000%, 05/01/22	2,799
3,160	Rev., NATL-RE, 5.000%, 05/01/23	2,891
3,320	Rev., NATL-RE, 5.000%, 05/01/24	2,991
3,490	Rev., NATL-RE, 5.000%, 05/01/25	3,107
10,435	Contra Costa Water District, Series K, Rev., AGM, 5.500%, 10/01/14	10,848
7,560	Los Angeles Wastewater System, Subseries A, Rev., NATL-RE, 4.200%, 06/01/17 San Diego Public Facilities Financing Authority,	7,914
3,500	Series A, Rev., 5.000%, 05/15/21	3,898
2,165	Series A, Rev., 5.000%, 05/15/22	2,388
6,200	Series A, Rev., 5.000%, 05/15/23	6,783
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/19	1,088

		50,112

	Total California	631,499

	Colorado — 3.7%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/23	5,360

	Education — 0.1%
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12 (p) University of Colorado, Enterprise System,	2,220
500	Series A, Rev., 5.500%, 06/01/21	581
1,480	Series A, Rev., 5.500%, 06/01/26	1,646
750	Series A, Rev., 5.750%, 06/01/28	837
250	University of Northern Colorado, Auxiliary Facilities System, Series A, Rev., AGM, 5.000%, 06/01/11	256

		5,540

	General Obligation — 1.6%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/26	27,441
1,000	Arapahoe County School District No. 5-Cherry Creek, Series B, GO, 6.000%, 12/15/12	1,107
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/20	8,129
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,898
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14 Highlands Ranch Metropolitan District, Family and Children’s Fund Bonds,	4,618
1,295	GO, 5.000%, 12/01/12	1,404
1,240	GO, 5.000%, 12/01/13	1,385
	Jefferson County School District R- 001,
18,325	GO, 5.000%, 12/15/20	21,420
9,500	GO, 5.000%, 12/15/22	10,943
4,800	GO, NATL-RE, 6.500%, 12/15/10	4,812
3,720	GO, NATL-RE, 6.500%, 12/15/11	3,951

		87,108

	Hospital — 0.1%
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,075
710	Series C, Rev., NATL-RE, 6.000%, 10/01/11	735
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	661

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	909
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	659
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/17	1,221

		5,260

	Housing — 0.0% (g)
20	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/12	20

	Other Revenue — 0.1%
5,000	Denver City & County, Airport, Series B, Rev., 5.500%, 11/15/13 (p)	5,690
1,000	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 01/01/11	999

		6,689

	Prerefunded — 1.3%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	37,996
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	16,334
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	6,414
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, AGM, 5.750%, 12/15/12 (p)	1,865
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p) University of Colorado, Enterprise System,	5,951
2,250	Series A, Rev., FGIC, 5.000%, 06/01/12 (p)	2,400
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,111

		72,071

	Transportation — 0.4%
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	9,029
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,301
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,509
2,500	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/13	2,671

		20,510

	Total Colorado	202,558

	Connecticut — 1.4%
	General Obligation — 0.8%
1,045	City of Waterbury, Series A, GO, AGM, 5.250%, 04/01/11	1,062
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/22	7,732
5,000	Series A, GO, 5.000%, 02/15/23	5,533
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14 (p)	6,777
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,135
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,365
	State of Connecticut, Economic Recovery,
5,000	Series A, GO, 5.000%, 01/01/15	5,702
5,000	Series D, GO, 5.000%, 01/01/13	5,428
1,000	Town of Newtown, GO, 5.000%, 07/01/21	1,158

		43,892

	Hospital — 0.1%
3,735	Connecticut State Health & Educational Facility Authority, Ascension Health, Series B, Rev., VAR, 3.500%, 02/01/12	3,837

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	919
1,040	Rev., AGM, 5.000%, 06/15/15	1,193
1,200	Rev., AGM, 5.000%, 06/15/16	1,394
1,260	Rev., AGM, 5.000%, 06/15/17	1,471
1,320	Rev., AGM, 5.000%, 06/15/18	1,512

		6,489

	Other Revenue — 0.1%
2,055	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Programs, Series A, Rev., 5.250%, 11/15/22	2,269

	Prerefunded — 0.2%
3,905	City of Waterbury, Series A, GO, AGM, 5.500%, 04/01/12 (p)	4,155
	State of Connecticut,
3,300	Series D, GO, 5.125%, 11/15/11 (p)	3,451
3,355	Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,781

		11,387

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — 0.1%
	State of Connecticut, Transportation Infrastructure, Special Tax,
2,250	Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,441
4,000	Series B, AGM, 5.375%, 10/01/15	4,149

		6,590

	Transportation — 0.0% (g)
950	State of Connecticut, Transportation Infrastructure, Series B, Rev., NATL-RE-IBC, 6.125%, 09/01/12	1,002

	Total Connecticut	75,466

	Delaware — 0.5%
	Education — 0.3%
	University of Delaware,
12,000	Series A, Rev., VAR, 2.000%, 06/01/11	12,062
1,500	Series B, Rev., 4.000%, 11/01/13	1,635
1,250	Series B, Rev., 4.000%, 11/01/14	1,385

		15,082

	General Obligation — 0.2%
	State of Delaware,
1,000	Series 2009C, GO, 5.000%, 10/01/25	1,152
4,000	Series B, GO, 5.000%, 07/01/22	4,720
3,710	Series B, GO, 5.000%, 07/01/23	4,364

		10,236

	Total Delaware	25,318

	District of Columbia — 0.5%
	Certificate of Participation/Lease — 0.1%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,125
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,215
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,800

		7,140

	General Obligation — 0.2%
10,305	District of Columbia, Series A, GO, NATL-RE, 5.500%, 06/01/12 (p)	11,058

	Other Revenue — 0.2%
2,805	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/24	2,770
5,000	District of Columbia, Tax Refunding, Series A, Rev., 5.000%, 12/01/22	5,629

		8,399

	Total District of Columbia	26,597

	Florida — 4.1%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 08/01/15	5,391
2,800	Miami-Dade County School Board, Series B, COP, VAR, NATL-RE, 5.000%, 05/01/11	2,842
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,365

		14,598

	Education — 0.3%
	Florida State Board of Education,
	Lottery,
9,640	Series A, Rev., AMBAC, 5.000%, 07/01/22	10,275
7,060	Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/11	7,328

		17,603

	General Obligation — 1.6%
	Florida State Board of Education,
9,650	Series A, GO, 5.000%, 06/01/15	9,955
4,500	Series A, GO, 5.000%, 06/01/23	5,075
10,000	Series A, GO, 5.375%, 06/01/16	10,330
	Florida State Board of Education, Capital Outlay,
1,250	Series A, GO, 5.000%, 06/01/25	1,386
22,885	Series D, GO, 5.000%, 06/01/22	25,811
1,260	Series D, GO, 5.500%, 06/01/18	1,517
4,515	Series E, GO, 5.000%, 06/01/19	5,268
4,740	Series E, GO, 5.000%, 06/01/20	5,509
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/20	6,454
	Florida State Board of Education, Public Education, Capital Outlay,
5,000	Series B, GO, 4.750%, 06/01/21	5,347
1,495	Series B, GO, 5.250%, 06/01/12	1,595
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,665
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,832
3,025	Palm Beach County, Recreation And Cultural Facility, GO, 5.000%, 07/01/21	3,484

		87,228

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Hospital — 0.1%
8,000	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., VAR, 3.950%, 09/01/12	8,375

	Housing — 0.3%
	Florida Housing Finance Corp., Homeowner Mortgage,
5,500	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	5,929
3,930	Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 01/01/39	4,274
1,750	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	1,881
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.750%, 06/01/11	4,033

		16,117

	Industrial Development Revenue/Pollution
	Control Revenue — 0.2%
8,095	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, 5.125%, 07/01/20	8,559

	Other Revenue — 0.1%
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.000%, 12/01/11	1,450
1,500	Series E, Rev., FGIC, 5.125%, 12/01/15	1,532
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/18	2,373

		5,355

	Prerefunded — 0.6%
5,000	Brevard County School Board, COP, AMBAC, 5.000%, 07/01/12 (p)	5,337
7,230	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	7,683
2,750	Miami-Dade County, Health Facilities Authority, Miami Children’s Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,881
	Palm Beach County School Board,
10,000	Series B, COP, VAR, FGIC, 5.000%, 08/01/11 (p)	10,273
5,000	Series C, COP, AGM, 5.000%, 08/01/12 (p)	5,365

		31,539

	Special Tax — 0.2%
	City of Port St. Lucie,
1,220	Rev., AGC, 5.000%, 09/01/14	1,352
2,730	Rev., AGC, 5.000%, 09/01/17	3,054
2,770	Rev., AGC, 5.000%, 09/01/19	3,023
775	Miami-Dade County, Subseries B, Rev., NATL-RE, Zero Coupon, 10/01/32	181
	Tallahassee Blueprint 2000
	Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,694
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,310

		11,614

	Transportation — 0.1%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/14	1,103
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/26	3,820
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/15	2,883

		7,806

	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/17	5,285
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,587
985	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,076

		15,948

	Total Florida	224,742

	Georgia — 3.3%
	Certificate of Participation/Lease — 0.1%
2,950	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	3,193

	General Obligation — 2.0%
	Barrow County, School District,
2,090	GO, 5.000%, 02/01/24	2,318
2,500	GO, 5.000%, 02/01/25	2,749
2,000	GO, 5.000%, 02/01/26	2,181
1,070	Forsyth County School District, GO, 5.000%, 07/01/12	1,118
	Fulton County School District,
2,780	GO, 6.375%, 05/01/13	3,124

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
2,630	GO, 6.375%, 05/01/14	3,060
6,125	Glynn County School District, Sales Tax, GO, 4.000%, 09/01/13	6,636
	Gwinnett County School District,
2,300	GO, 5.000%, 02/01/13	2,512
1,500	GO, 5.000%, 02/01/17 (p)	1,776
4,800	GO, 5.000%, 02/01/18 (p)	5,658
2,000	Peach County, Sales Tax, GO, 5.000%, 07/01/13	2,198
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,868
	General Obligation — Continued
10,000	Series B, GO, 5.000%, 01/01/20	11,685
6,585	Series C, GO, 5.500%, 07/01/14	7,613
6,000	Series C, GO, 5.500%, 07/01/15	6,860
9,300	Series D, GO, 5.000%, 08/01/13	9,947
3,805	Series E, GO, 4.000%, 07/01/13	4,117
1,900	Series E, GO, 6.750%, 12/01/10	1,900
15,160	Series F, GO, 5.000%, 11/01/13	16,982
7,515	Series G, GO, 5.000%, 10/01/16	8,924

		111,226

	Other Revenue — 0.1%
	Camden County Public Service
	Authority, St. Mary’s Project,
1,005	Rev., 5.000%, 12/01/21	1,146
1,960	Rev., 5.000%, 12/01/22	2,207
1,000	Rev., 5.000%, 12/01/23	1,109

		4,462

	Prerefunded — 0.0% (g)
1,350	State of Georgia, Series B, GO, 5.000%, 07/01/13 (p)	1,496

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
2,465	Series A, Rev., AGM, 5.000%, 06/01/19	2,834
5,000	Series A, Rev., AGM, 5.000%, 06/01/20	5,653
2,500	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,912

		11,399

	Transportation — 0.2%
10,000	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds, Series A, Rev., 5.000%, 06/01/13	10,966

	Utility — 0.1%
2,730	Georgia Municipal Electric Authority, Series A, Rev., 6.500%, 01/01/12	2,741
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,547

		4,288

	Water & Sewer — 0.6%
	Cobb County,
6,155	Rev., 5.000%, 07/01/20	7,203
6,565	Rev., 5.000%, 07/01/21	7,552
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.250%, 10/01/22	5,742
8,660	Series B, Rev., 5.250%, 10/01/23	10,145
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	5,664

		36,306

	Total Georgia	183,336

	Hawaii — 0.8%
	General Obligation — 0.5%
	State of Hawaii,
1,280	Series CM, GO, NATL-RE, FGIC, 6.000%, 12/01/10 (p)	1,280
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/22	3,674
1,000	Series DK, GO, 5.000%, 05/01/21	1,120
11,810	Series DR, GO, 5.000%, 06/01/15	13,619
5,000	Series DY, GO, 5.000%, 02/01/19	5,872

		25,565

	Prerefunded — 0.0% (g)
1,305	State of Hawaii, Series CM, GO, NATL-RE, FGIC, 6.000%, 12/01/10 (p)	1,305
	Transportation — 0.3%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,334
5,915	Rev., 5.000%, 01/01/20	6,750
520	Rev., 5.250%, 01/01/18	616
5,120	Rev., 5.250%, 01/01/21	5,843
2,450	Rev., 6.000%, 01/01/29	2,760

		17,303

	Total Hawaii	44,173

	Idaho — 0.2%
	Hospital — 0.2%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/23	13,335

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Illinois — 4.0%
	Certificate of Participation/Lease — 0.1%
5,300	Chicago Public Building Commission Building, Series A, Rev., COP, NATL-RE, 5.250%, 12/01/11	5,413

	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	4,910
	Education — Continued
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,885
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/19	1,084
1,500	Rev., NATL-RE, 5.250%, 10/01/20	1,606

		10,485

	General Obligation — 1.8%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13 (p)	7,685
	City of Chicago,
7,500	Series A, GO, AGM, 5.000%, 01/01/20	7,914
3,850	Series C, GO, 5.000%, 01/01/24	3,956
10,020	Series J, GO, AMBAC, 5.000%, 12/01/21	10,429
	City of Chicago, Emergency Telephone System,
1,170	GO, NATL-RE, FGIC, 5.250%, 01/01/13	1,251
1,000	GO, NATL-RE, FGIC, 5.250%, 01/01/15	1,108
4,075	Cook County, Series A, GO, AMBAC, 5.000%, 11/15/14	4,560
	Cook County High School District No. 205-Thornton Township,
2,540	GO, AGC, 5.500%, 12/01/16	2,991
1,000	GO, AGC, 5.500%, 12/01/18	1,179
1,000	GO, AGC, 5.500%, 12/01/19	1,155
5,000	Cook County School District No. 122- Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21	3,123
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/24	6,294
	Lake County Community High School District No. 124, Grant School Building,
2,280	GO, 5.000%, 12/01/13	2,538
1,355	GO, 5.000%, 12/01/15	1,562
1,080	GO, 5.000%, 12/01/16	1,256
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,728
685	Regional Transportation Authority, Series B, GO, AMBAC, 6.400%, 06/01/12	717
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,344
4,130	GO, 5.000%, 01/01/21	4,249
8,885	Series A, GO, 5.000%, 03/01/19	9,085
5,530	Town of Cicero, Tax Increment, Series A, GO, XLCA, 5.250%, 01/01/17	5,685
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,166
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,937
1,250	GO, 5.750%, 06/01/25	1,392
1,000	GO, 5.750%, 06/01/26	1,105
1,000	GO, 5.750%, 06/01/27	1,100
1,000	GO, 5.750%, 06/01/28	1,094
1,650	Winnebago County School District No. 122, Harlem-Loves Park, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13 (p)	1,609
2,770	Winnebago County School District No. 122, Harlem-Loves Park, Unrefunded Balance, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13	2,640
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/23	4,505

		101,357

	Hospital — 0.2%
5,000	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%, 05/01/12	5,100
3,495	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	3,668

		8,768

	Prerefunded — 0.5%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,508
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	10,631
1,000	GO, 7.250%, 12/01/12 (p)	1,130

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
990	Chicago Park District, Series B, GO, FGIC, 5.500%, 01/01/11 (p)	995
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	11,438
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, AGM, 5.375%, 12/01/11 (p)	1,077

		27,779

	Short Term Note — 0.3%
16,555	State of Illinois, GO, 3.000%, 06/14/11	16,671

	Special Tax — 0.2%
7,730	Regional Transportation Authority, Series B, Rev., NATL-RE, FGIC, 5.375%, 06/01/16	8,207
	State of Illinois,
3,125	Rev., 5.000%, 06/15/13	3,389
1,310	Series P, Rev., 6.500%, 06/15/13	1,394

		12,990

	Transportation — 0.7%
	Chicago O’Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/22	5,183
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/23	12,463
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,309
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 01/01/24	13,582
4,545	Regional Transportation Authority, Series A, Rev., AMBAC, 6.400%, 06/01/12	4,758

		38,295

	Total Illinois	221,758

	Indiana — 0.9%
	Certificate of Participation/Lease — 0.1%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, AGM, 5.000%, 07/15/20	3,176
1,630	Series B, Rev., COP, AGM, 5.000%, 07/15/22	1,699
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., COP, 5.000%, 07/15/12	1,170
1,155	Rev., COP, 5.000%, 07/15/13	1,263
990	Rev., COP, 5.000%, 07/15/14	1,106

		8,414

	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE, 5.000%, 07/15/18	5,353

	Housing — 0.0% (g)
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.350%, 12/01/16	1,714

	Other Revenue — 0.5%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/22	2,149
18,805	Indiana Finance Authority, State Revolving Fund Project, Series C, Rev., 5.000%, 02/01/21	21,490
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,844

		25,483

	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,273
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.000%, 11/01/11 (p)	1,576

		5,849

	Transportation — 0.1%
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	2,391
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,123

		5,514

	Total Indiana	52,327

	Iowa — 0.3%
	General Obligation — 0.2%
6,850	City of Des Moines, Capital Loan Notes, Series H, GO, 5.000%, 06/01/21 (w)	7,768
500	State of Iowa, Vision Special Fund, Rev., NATL-RE, 5.500%, 02/15/20	586

		8,354

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($
	Housing — 0.0% (g)
1,465	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/38	1,574

	Prerefunded — 0.1%
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,091
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset-Backed, Series B, Rev., 5.500%, 06/01/11 (p)	5,109
	Municipal Bonds — Continued

		6,200

	Total Iowa	16,128

	Kansas — 2.2%
	General Obligation — 0.3%
3,180	City of Lenexa, Series C, GO, 5.000%, 09/01/18	3,782
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/23	5,317
	Junction City, Public Improvements,
1,625	Series DP, GO, AMBAC, 5.000%, 09/01/21	1,709
1,710	Series DP, GO, AMBAC, 5.000%, 09/01/22	1,776
1,715	Series DP, GO, AMBAC, 5.000%, 09/01/23	1,740
	Salina Kans Internal Improvement,
1,685	Series A, GO, 5.000%, 10/01/12	1,819
1,750	Series A, GO, 5.000%, 10/01/13	1,950
825	Sedgwick County Unified School District No. 266-Maize, GO, NATL-RE, 5.000%, 09/01/13	912

		19,005

	Industrial Development Revenue/Pollution
	Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Rev., 5.000%, 06/01/14	5,630

	Other Revenue — 0.7%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,305
2,500	Series A, Rev., 5.000%, 09/01/18	2,977
7,000	Series A, Rev., 5.000%, 09/01/19	8,313
7,000	Series A, Rev., 5.000%, 09/01/20	8,295
	Kansas Turnpike Authority,
2,000	Series A, Rev., 5.000%, 09/01/21	2,283
3,800	Series A, Rev., 5.000%, 09/01/22	4,277

		37,450

	Prerefunded — 1.1%
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,133
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	3,021
24,250	Reno County, Capital Accumulator, Rev., Zero Coupon, 12/01/15 (p)	22,014
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	22,325
6,365	Wyandotte County School District No. 500, GO, AGM, 5.500%, 09/01/12 (p)	6,902

		59,395

	Total Kansas	121,480

	Kentucky — 1.5%
	Certificate of Participation/Lease — 0.4%
1,000	Jefferson County Capital Projects Corp., Lease, Series A, Rev., COP, AGM, 4.250%, 06/01/22	1,032
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/23	1,098
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., COP, NATL-RE-IBC, 5.500%, 08/01/12	1,073
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., COP, AMBAC, 5.500%, 08/01/20	1,151
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,755
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,103
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,285
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/19	1,104
2,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/20	2,451

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, AGM, 5.000%, 11/01/21	1,649
	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
1,335	Rev., COP, 5.250%, 11/01/11 (p)	1,395
1,000	Rev., COP, 5.500%, 11/01/11 (p)	1,048
	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
1,000	Series A, Rev., COP, AMBAC, 5.500%, 07/01/11	1,030
4,655	Series B, Rev., COP, AGM, 5.000%, 07/01/12	4,967

		22,141

	Education — 0.1%
	Jefferson County, School District Finance Corp., School Building,
2,160	Series A, Rev., AGM, 4.500%, 07/01/21	2,267
1,000	Series A, Rev., AGM, 5.000%, 04/01/11 (p)	1,026
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,659
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/18	1,711
1,060	Oldham County, School District Finance Corp., Rev., NATL-RE, 5.000%, 05/01/16	1,155

		7,818

	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 05/01/18	1,088

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/20	1,105

	Housing — 0.0% (g)
580	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 02/01/14	582

	Other Revenue — 0.2%
6,915	Kentucky Turnpike Authority, Economic Development, Revitalization Projects, Series A, Rev., 5.000%, 07/01/18	8,092
	Prerefunded — 0.2%
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,118
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	7,287
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, AGM, 5.000%, 08/01/15 (p)	584
		8,989

	Transportation — 0.1%
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, NATL-RE, 5.000%, 03/01/11	2,135
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,165
1,000	Louisville & Jefferson County, Regional Airport Authority, Series A, Rev., AGM, 5.750%, 07/01/15	1,028
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/20	1,024
1,000	Rev., AMBAC, 5.000%, 07/01/21	1,021

		6,373

	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/22	3,113

	Water & Sewer — 0.4%
1,000	Lexington-Fayette County, Urban County Government, Sewer System, Series A, Rev., 5.000%, 07/01/11 (p)	1,037
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,772
12,720	Series A, Rev., 4.000%, 11/15/13	13,878
4,170	Series A, Rev., 5.000%, 11/15/19	4,955
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/22	1,648
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/18	1,113

		24,403

	Total Kentucky	83,704

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Louisiana — 2.2%
	Certificate of Participation/Lease — 0.0% (g)
2,055	Louisiana Office Facilities Corp., Capitol Complex Program, Rev., COP, AMBAC, 5.500%, 05/01/15	2,103

	Education — 0.0% (g)
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., NATL-RE, 5.375%, 05/01/16	1,020
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.500%, 03/01/13	1,096

		2,116

	General Obligation — 0.2%
1,125	Calcasieu Parish School District No. 30, Public School Improvement, GO, AGM, 5.000%, 02/15/12 (p)	1,185
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (f) (i)	1,291
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,089
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,160
	State of Louisiana,
1,000	Series A, GO, NATL-RE, FGIC, 5.500%, 05/15/15	1,021
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,930
1,500	Series C, GO, AGM, 5.000%, 05/01/17	1,724

		11,400

	Hospital — 0.0% (g)
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., AGM, 5.500%, 07/01/12	1,560
1,000	Louisiana Public Facilities Authority, Hospital, Women’s Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,148

		2,708

	Housing — 0.1%
1,088	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	1,183
1,900	Louisiana Housing Finance Agency, Homeownership Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.125%, 06/01/41	2,049
185	Louisiana Housing Finance Agency, Single Family Mortgage, Series B-2, Rev., AMT, GNMA/FNMA FHA/VA MTGS, 4.800%, 12/01/10	185

		3,417

	Other Revenue — 0.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
3,000	Rev., AMBAC, 5.250%, 12/01/18	3,018
3,500	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,540
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/19	1,936
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/18	1,076
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 1.050%, 06/01/13	5,005

		14,575

	Prerefunded — 0.9%
3,220	City of New Orleans, Home Mortgage Authority, SO, 6.250%, 01/15/11 (p)	3,241
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, Zero Coupon, 10/01/15 (p)	3,909
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., FNMA, Zero Coupon, 12/01/19 (p)	13,370
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., FHLMC, Zero Coupon, 02/01/20 (p)	13,144
11,440	Parish of East Baton Rouge, Public Improvement, Series ST, Rev., NATL- RE, 5.000%, 02/01/13 (p)	12,605
840	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.625%, 04/01/11 (p)	862
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,453

		48,584

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — 0.6%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/19	4,841
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/22	1,046
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,240
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/18	3,697
3,565	Rev., AMBAC, 5.000%, 03/01/19	3,728
2,500	Parish of East Baton Rouge, Public Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/22	2,613
	Parish of East Baton Rouge, Road and Street Improvements,
4,395	Rev., AGC, 5.000%, 08/01/20	4,953
2,125	Rev., AGC, 5.000%, 08/01/21	2,357
2,000	Rev., AGC, 5.000%, 08/01/22	2,195
3,490	Rev., AGC, 5.250%, 08/01/19	4,105

		31,775

	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	958
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, AGM, 5.625%, 01/01/20	1,397
835	Port New Orleans Board of Commissioners, Unrefunded Balance, Rev., AMBAC, 5.625%, 04/01/14	851

		3,206

	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	1,645

	Total Louisiana	121,529

	Maine — 0.1%
	Prerefunded — 0.1%
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.125%, 11/01/11 (p)	2,781

	Maryland — 2.3%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,662

	General Obligation — 1.6%
5,500	Harford County, Public Improvement, GO, 5.000%, 07/01/14	6,258
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14	9,267
15,570	Series A, GO, 5.000%, 11/01/16	18,532
1,500	State of Maryland, State & Local Facilities Loan, Series B, GO, 5.000%, 08/01/13	1,667
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,343
	State of Maryland, State & Local Facilities Loan, Second Series,
13,280	GO, 5.000%, 08/01/11	13,696
12,945	GO, 5.000%, 08/01/15	15,098
4,425	State of Maryland, State & Local Facilities, Capital Improvement, Series A, GO, 5.500%, 08/01/12	4,788
7,750	State of Maryland, State & Local Facilities, First Loan, Series B, GO, 5.250%, 02/15/11	7,830

		88,479

	Prerefunded — 0.1%
8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/13 (p)	8,896

	Private Placement — 0.1%
4,732	State of Maryland, Rev., 5.187%, 07/01/16 (f) (i)	4,837

	Transportation — 0.4%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,220
2,915	Rev., 5.000%, 06/15/16	3,427
3,060	Rev., 5.000%, 06/15/17	3,622
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/18	11,615

		21,884

	Total Maryland	129,758

	Massachusetts — 2.7%
	Education — 0.1%
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/26	1,588
4,070	Massachusetts Health & Educational Facilities Authority, Institute Of Technology, Series M, Rev., 5.250%, 07/01/25	4,821

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
1,420	Massachusetts State College Building Authority, Series A, Rev., 7.500%, 05/01/11	1,462

		7,871

	General Obligation — 0.3%
1,365	City of Brockton, GO, AGM, 4.500%, 04/01/14	1,514
10,000	Commonwealth of Massachusetts, Series B, GO, 5.250%, 08/01/23	11,658
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/22	1,105
1,000	Series D, GO, 5.000%, 08/01/17	1,156
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, AGM, 5.500%, 11/01/15	1,775

		17,208

	Housing — 0.1%
	Boston Housing Authority,
615	Rev., AGM, 4.500%, 04/01/26	595
3,260	Rev., AGM, 5.000%, 04/01/24	3,308

		3,903

Municipal Bonds — Continued
	Other Revenue — 0.1%
3,110	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/24	3,599

	Prerefunded — 1.7%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,564
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,960
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,792
7,560	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	7,896
2,115	Series D, GO, NATL-RE, 5.500%, 11/01/11 (p)	2,214
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,960
	Commonwealth of Massachusetts, Federal Highway,
18,545	Series A, Rev., GAN, AGM, 5.750%, 12/15/12 (p)	18,586
3,400	Series A, Rev., GAN, NATL-RE-IBC, 5.750%, 12/15/14 (p)	3,407
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,576
7,230	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	7,547
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,251
	University of Massachusetts Building Authority Project,
10,595	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	12,326
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	13,436

		95,515

	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,588
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	1,833

		4,421

	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15	3,477
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,321
	Transportation — Continued

		5,798

	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,959
2,850	Series C, Rev., NATL-RE, FGIC- TCRS, 5.250%, 12/01/15	3,183

		9,142

	Total Massachusetts	147,457

	Michigan — 2.2%
	Certificate of Participation/Lease — 0.1%
2,355	Michigan State Building Authority, Facilities Program, Series I, Rev., COP, 5.500%, 10/15/12	2,444
400	Wayne County, COP, AMBAC, 5.625%, 05/01/11	406

		2,850

	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/20	4,515

	General Obligation — 0.3%
	Kalamazoo Public Schools,
1,410	GO, AGC, Q-SBLF, 5.000%, 05/01/15	1,585
895	GO, AGC, Q-SBLF, 5.000%, 05/01/16	1,018

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Wyoming Public Schools,
1,770	GO, AGM, Q-SBLF, 5.000%, 05/01/17	1,971
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/18	2,085
1,670	GO, AGM, Q-SBLF, 5.000%, 05/01/19	1,809
1,895	GO, AGM, Q-SBLF, 5.000%, 05/01/20	2,030
1,900	GO, AGM, Q-SBLF, 5.000%, 05/01/21	2,010
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,053
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,276
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,110

		17,947

	Hospital — 0.4%
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	7,280
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.000%, 12/01/11	4,202
4,405	Series A, Rev., 6.000%, 12/01/12	4,450
Municipal Bonds — Continued
	Hospital — Continued
5,445	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Rev., 6.250%, 01/01/11	5,466

		21,398

	Housing — 0.0% (g)
317	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	329

	Industrial Development Revenue/Pollution
	Control Revenue — 0.3%
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.650%, 04/01/11	16,164

	Other Revenue — 0.1%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	6,812

	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,527
145	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.500%, 10/15/11 (p)	151
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.000%, 09/01/11 (p)	1,756

		5,434

	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	11,917

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/19	1,625

	Water & Sewer — 0.6%
	City of Detroit, Sewer Systems, Senior Lien,
3,650	Series C, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	3,918
1,900	Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,120
3,910	City of Grand Rapids, Water Supply, Rev., NATL-RE, FGIC, 5.750%, 01/01/11 (p)	3,928
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	8,313
	Water & Sewer — Continued
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/19	3,220
10,400	Rev., 5.500%, 10/01/14	12,000

		33,499

	Total Michigan	122,490

	Minnesota — 1.3%
	General Obligation — 0.9%
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/13 (p)	6,424
1,900	Series B, GO, 3.000%, 12/01/12	1,986
1,055	Series B, GO, 4.000%, 12/01/15	1,180
6,585	Series C, GO, 5.000%, 08/01/14	7,506
10,000	Series C, GO, 5.000%, 08/01/15	11,639
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,882
10,000	Series H, GO, 5.000%, 11/01/19	11,917

		52,534

	Prerefunded — 0.3%
	University of Minnesota,
6,000	Series A, Rev., 5.750%, 07/01/11 (p)	6,180
8,000	Series A, Rev., 5.750%, 07/01/15 (p)	9,383

		15,563

	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/19	1,070

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	3,938

		5,008

	Total Minnesota	73,105

	Mississippi — 1.0%
	General Obligation — 0.1%
	State of Mississippi,
2,000	GO, 5.750%, 12/01/12	2,198
4,650	Series A, GO, 5.000%, 11/01/12	5,030

		7,228

	Other Revenue — 0.1%
	Mississippi Development Bank Special Obligation,
1,250	Rev., 5.000%, 01/01/12 (p)	1,309
1,395	Rev., 5.000%, 01/01/13 (p)	1,515
1,465	Rev., 5.000%, 01/01/14	1,605

		4,429

Municipal Bonds — Continued
	Prerefunded — 0.8%
2,800	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC FHA/VA GTD, 5.000%, 12/01/39 (p)	3,005
34,500	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	30,674
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,356

		41,035

	Total Mississippi	52,692

	Missouri — 2.3%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/21	1,738
	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
515	GO, AGM, 5.250%, 03/01/22	560
400	GO, AGM, 5.250%, 03/01/23	436
1,000	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,123

		3,857

	Housing — 0.1%
1,010	Missouri Housing Development Commission, Home Ownership Loan Program, Series E-1, Rev., FHLMC, 5.000%, 11/01/27	1,093
925	Missouri Housing Development Commission, Homeowner Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 09/01/39	985
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	109
115	Series III, Rev., FHA, 4.800%, 12/01/12	119
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
2,895	Series B-1, Rev., AMT, GNMA/FNMA COLL, 5.375%, 09/01/34	2,973
2,445	Series C-1, Rev., AMT, GNMA/FNMA, 4.800%, 09/01/34	2,472

		7,751

	Other Revenue — 1.1%
	Missouri Highway & Transportation Commission, Senior Lien,
16,815	Series C, Rev., 5.000%, 02/01/22	19,735
17,665	Series C, Rev., 5.000%, 02/01/23	20,687
	Missouri State Environmental Improvement & Energy Resources Authority, State Revolving Funds,
3,645	Series B, Rev., 5.000%, 07/01/22	4,205
3,740	Series B, Rev., 5.000%, 07/01/24	4,225
3,970	Series B, Rev., 5.000%, 07/01/27	4,380
4,055	Series B, Rev., 5.000%, 07/01/28	4,438
3,905	Series B, Rev., 5.000%, 07/01/29	4,246
2,050	Series B, Rev., 5.000%, 07/01/30	2,219

		64,135

	Prerefunded — 0.2%
	Clay County Public School District No. 53 Liberty, Direct Deposit Program,
2,685	GO, AGM, 5.250%, 03/01/22 (p)	3,047
2,100	GO, AGM, 5.250%, 03/01/23 (p)	2,384
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,350

		9,781

	Transportation — 0.5%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
4,235	Series A, Rev., 5.000%, 05/01/13	4,663
3,730	Series A, Rev., 5.000%, 05/01/16	4,381
4,065	Series A, Rev., 5.000%, 05/01/20	4,731

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/19	3,430
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/21	8,894

		26,099

	Water & Sewer — 0.3%
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/16	5,856
8,000	Series A, Rev., 5.000%, 01/01/20	9,467
1,105	Series B, Rev., 5.500%, 07/01/12	1,191

		16,514

	Total Missouri	128,137

Municipal Bonds — Continued
	Montana — 0.1%
	Education — 0.0% (g)
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance, Series F, Rev., NATL-RE, 5.750%, 05/15/17	2,867

	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/21	1,778
1,500	Rev., GAN, 5.000%, 06/01/23	1,634

		3,412

	Total Montana	6,279

	Nebraska — 0.4%
	General Obligation — 0.2%
	Douglas County School District No. 17,
4,075	GO, 5.500%, 06/15/15	4,806
3,490	GO, 6.000%, 06/15/12	3,777
3,855	GO, 6.000%, 06/15/14	4,491

		13,074

	Utility — 0.2%
5,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	5,382
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/17	2,811

		8,193

	Total Nebraska	21,267

	Nevada — 0.3%
	General Obligation — 0.1%
8,200	Clark County School District, Series A, GO, NATL-RE, 7.000%, 06/01/11	8,462
	Prerefunded — 0.1%
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	3,094

	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,611

	Total Nevada	17,167

	New Hampshire — 0.1%
	Education — 0.0% (g)
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.500%, 07/01/14	731

	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/18	3,144

	Total New Hampshire	3,875

	New Jersey — 3.6%
	Certificate of Participation/Lease — 0.4%
	New Jersey State Transit Corp., Federal Transit Administration Grants,
9,400	Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/16	10,305
7,825	Series B, COP, AMBAC, 5.500%, 09/15/11	8,072
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/20	2,688
3,300	Series A, COP, 5.000%, 06/15/21	3,505

		24,570

	Education — 0.5%
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/18	4,445
7,750	Series P, Rev., 5.250%, 09/01/21	8,425
6,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	7,103
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	6,031

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
		26,004

	General Obligation — 0.2%
	City of Harrison,
2,470	Series A, GO, AGM, Zero Coupon, 06/01/15	2,233
2,700	Series A, GO, AGM, Zero Coupon, 06/01/16	2,337
2,430	City of Jersey City, Public Improvement, Series A, GO, NATL- RE, 5.250%, 09/01/17	2,635
	Freehold Regional High School District,
1,000	GO, NATL-RE, FGIC, 5.000%, 03/01/18	1,166
890	GO, NATL-RE, FGIC, 5.000%, 03/01/19	1,035
145	Lindenwold Boro School District, GO, NATL-RE, 5.000%, 06/01/14	164

		9,570

	Industrial Development Revenue/Pollution
	Control Revenue — 0.1%
4,000	New Jersey EDA, Cigarette Tax, Rev., AGC-ICC, 5.375%, 06/15/14	4,218

	Other Revenue — 1.2%
10,000	Garden State Preservation Trust, Series A, Rev., AGM, 5.750%, 11/01/28	11,642
	Garden State Preservation Trust, 2005,
6,000	Series A, Rev., AGM, 5.800%, 11/01/17	7,154
10,000	Series A, Rev., AGM, 5.800%, 11/01/20	11,731
8,000	Series A, Rev., AGM, 5.800%, 11/01/21	9,385
8,000	Series A, Rev., AGM, 5.800%, 11/01/23	9,267
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/16	16,238
50	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series A, Rev., 5.750%, 06/15/16 (p)	61
1,730	New Jersey Transportation Trust Fund Authority, Transportation Systems, Unrefunded Balance, Series A, Rev., 5.750%, 06/15/16	2,011

		67,489

	Prerefunded — 0.8%
2,385	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	2,805
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	3,940
	New Jersey State Turnpike Authority,
1,245	Rev., 5.700%, 05/01/13 (p)	1,319
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	6,836
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,485
2,395	Series B, Rev., NATL-RE, 6.000%, 12/15/11 (p)	2,535
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	12,406
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	6,185

		41,511

	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	11,197

	Transportation — 0.1%
6,670	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series D, Rev., AGM, 5.000%, 06/15/19	7,219

	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,157
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,157
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,215
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,227
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,330

		6,086

	Total New Jersey	197,864

	New Mexico — 1.9%
	Education — 0.2%
10,525	State of New Mexico, Severance Tax Supplemental, Series B, Rev., 5.000%, 07/01/18	12,325

	General Obligation — 0.1%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.000%, 08/01/14	4,717

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
980	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	1,076
2,735	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 09/01/40	3,012
3,475	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/40	3,785
805	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/33	842

		8,715

	Industrial Development Revenue/Pollution
	Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,183

	Other Revenue — 0.8%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/20	2,017
1,645	Series B, Rev., 5.000%, 06/01/21	1,834
1,890	Series B, Rev., 5.000%, 06/01/26	2,024
2,050	Series B, Rev., 5.000%, 06/01/28	2,169
20,000	New Mexico Finance Authority, State Transportation Senior Lien, Rev., 5.000%, 06/15/18	23,610
	New Mexico Finance Authority, Sub Lien,
7,260	Series A-2, Rev., 5.000%, 12/15/16	8,489
4,000	Series A-2, Rev., 5.000%, 12/15/21	4,574

		44,717

	Special Tax — 0.5%
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.000%, 07/01/12 (p)	14,988
11,925	Series A, Rev., 4.000%, 07/01/12 (p)	12,402

		27,390

	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14 (p)	6,864

	Total New Mexico	105,911

	New York — 10.4%
	Certificate of Participation/Lease — 0.3%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	4,151
3,925	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	4,133
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 01/01/25	5,315
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,096

		14,695

	Education — 0.9%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S- 4, Rev., 5.500%, 01/15/39	2,139
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC- TCRS, 5.250%, 07/01/13	5,512
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	8,908
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/21	5,490
5,000	Series A, Rev., 5.000%, 03/15/24	5,410
10,000	Series D, Rev., 5.000%, 03/15/17	11,467
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/22	1,905
2,370	New York State Dormitory Authority, St. John’s University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,701
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., AGM, 5.000%, 03/15/14	5,590

		49,122

	General Obligation — 0.8%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	121
	Farmingdale Union Free School District,
420	GO, 4.000%, 07/15/14	464
225	GO, 5.000%, 07/15/16	265
	New York City,
1,300	Series E, GO, 5.750%, 08/01/12	1,405

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
2,000	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,162
5,000	Series G, GO, 5.000%, 08/01/14	5,632
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/17	8,791
10,000	Series H, GO, XLCA-ICR, 5.250%, 03/15/11 (p)	10,244
4,000	Series J, Subseries J-1, GO, 5.000%, 06/01/21	4,286
3,000	New York City Transitional Finance Authority, Subseries S-1A, GO, 5.000%, 07/15/19	3,350
3,235	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/21	3,491
3,215	Westchester County, Series C-1, GO, 5.000%, 06/01/14	3,652

		43,863

	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,390

	Hospital — Continued
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,648

		5,038

	Housing — 0.3%
	Tobacco Settlement Financing Authority, Asset-Backed,
9,000	Series B-1C, Rev., 5.500%, 06/01/18	9,465
4,000	Series B-1C, Rev., 5.500%, 06/01/19	4,297

		13,762

	Other Revenue — 3.3%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/14	13,872
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	14,730
17,840	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/24	19,549
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/17	11,246
7,000	Series S-1, Rev., NATL-RE, FGIC, 5.000%, 07/15/18	7,734
1,000	New York City Transitional Finance Authority, Future Tax Secured, Subseries A-3, Rev., 5.000%, 08/01/19	1,160
5,220	New York City Transitional Finance Authority, Unrefunded Future Tax, Series E, Rev., NATL-RE, 5.250%, 02/01/19	5,641
	New York Local Government Assistance Corp.,
4,000	Series C, Rev., 5.000%, 04/01/12	4,235
4,050	Series C, Rev., 5.000%, 04/01/17	4,751
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/23	7,938
1,500	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., AGM-CR, 5.500%, 05/15/13	1,585
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.375%, 06/15/16	5,372
7,745	Series D, Rev., 5.375%, 06/15/17	8,254
8,325	Series D, Rev., 5.375%, 06/15/18	8,873
3,345	Subseries E, Rev., 5.375%, 06/15/13	3,580
6,600	Subseries E, Rev., 5.375%, 06/15/16	7,026
8,055	Subseries E, Rev., 5.375%, 06/15/19	8,536
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 04/01/23	7,970
11,025	New York State Thruway Authority, State Personal Transportation, Series A, Rev., 5.000%, 03/15/26	11,892
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	9,116
10,815	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/11	11,048
8,265	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/18	8,863

		182,971

	Prerefunded — 0.6%
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	4,619
1,500	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,700
	New York City,
4,055	Series B, GO, 5.500%, 12/01/11 (p)	4,266
1,765	Series F, GO, 6.000%, 01/15/13 (p)	1,965
1,325	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	1,483

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	New York City Transitional Finance Authority, Future Tax Secured,
5,525	Series C, Rev., AMBAC, 5.250%, 08/01/12 (p)	5,951
1,405	Series E, Rev., NATL-RE, 5.250%, 02/01/13 (p)	1,544
3,590	New York State Dormitory Authority, State University Educational Facilities, Rev., 5.375%, 07/01/12 (p)	3,866
3,000	New York State Thruway Authority, Transportation, Series A, Rev., AGM, 5.000%, 03/15/13 (p)	3,293
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,535

		35,222

	Special Tax — 2.6%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/21	1,645
	New York City Transitional Finance Authority, Future Tax Secured,
33,700	Series A, Rev., VAR, 5.500%, 11/01/26	35,070
1,150	Series B, Rev., 5.000%, 11/01/19	1,335
5,000	Series B, Rev., 5.000%, 11/01/21	5,612
	Special Tax — Continued
14,510	Series B, Rev., 5.000%, 11/01/22	16,127
5,385	New York City Transitional Finance Authority, Unrefunded Future Tax, Series B, Rev., 5.250%, 08/01/20	5,901
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	11,966
1,000	Series A, Rev., 5.000%, 04/01/20	1,121
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,487
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,375
17,000	Series A, Rev., 5.250%, 03/15/19	19,835
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,171
1,500	Series A-1, Rev., 5.000%, 12/15/22	1,647
2,250	New York State Urban Development Corp., State Personal Income Tax, Series A-1, Rev., 5.000%, 12/15/23	2,452
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR, MBIA, 5.000%, 10/15/20	4,202
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/27	16,135
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/26	3,154
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/19	7,440
		145,675
	Transportation — 1.1%
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/32	11,458
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,136
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,608
7,630	Series B, Rev., NATL-RE, FGIC, 5.250%, 11/15/16	8,272
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/94	2,924
5,700	Triborough Bridge & Tunnel Authority, Rev., 5.250%, 11/15/30	6,035
	Triborough Bridge & Tunnel Authority, General Purpose,
5,940	Series B, Rev., 5.250%, 11/15/15	6,935
14,000	Series B, Rev., 5.250%, 11/15/16	15,098

		58,466

	Utility — 0.3%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/21	11,042
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/17	6,735

		17,777

	Water & Sewer — 0.1%
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/16	2,653
650	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	716
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Subseries B, Rev., 5.000%, 06/15/14	2,328

		5,697

	Total New York	572,288

	North Carolina — 3.6%
	Certificate of Participation/Lease — 0.1%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.750%, 04/01/11	1,018
2,000	COP, 5.750%, 04/01/11 (p)	2,077

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
2,355	Series C, COP, 4.000%, 06/01/12	2,469
1,895	Series C, COP, 4.000%, 06/01/13	2,034

		7,598

	General Obligation — 2.5%
1,750	Gaston County, GO, AGM, 5.000%, 04/01/15	2,019
	Johnston County,
2,200	GO, NATL-RE, 5.000%, 02/01/16 (p)	2,577
	State of North Carolina,
20,745	Series A, GO, 5.000%, 03/01/17	24,662
4,200	Series B, GO, 5.000%, 04/01/15	4,859
40,000	Series B, GO, 5.000%, 06/01/19	47,735
	State of North Carolina, Highway,
3,000	GO, 5.000%, 05/01/13	3,304
5,900	GO, 5.000%, 05/01/15	6,642
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	15,284
10,675	Series A, GO, 5.000%, 05/01/16	12,599
	Union County,
2,085	Series A, GO, 5.000%, 03/01/18	2,464
3,000	Series A, GO, 5.000%, 03/01/21	3,511
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	6,035
3,500	GO, 5.000%, 06/01/19	4,092

		135,783

	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/19	2,387

	Housing — 0.0% (g)
350	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 07/01/13	351

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/20	6,462

	Other Revenue — 0.3%
	Mecklenburg County Public Facilities Corp., Annual Appropriation,
2,250	Rev., 5.000%, 03/01/13	2,462
3,000	Rev., 5.000%, 03/01/23	3,330
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/23	5,915
5,000	Series A, Rev., 5.000%, 05/01/24	5,455

		17,162

	Transportation — 0.1%
4,350	State of North Carolina, Vehicle, Rev., NATL-RE, 5.000%, 03/01/13	4,746

	Utility — 0.4%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/19	5,595
15,000	North Carolina Municipal Power Agency No. 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,618

		22,213

	Total North Carolina	196,702

	Ohio — 2.5%

	Certificate of Participation/Lease — 0.2%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/21	1,102
5,000	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., COP, AGM, 5.500%, 10/01/12	5,201
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/19	3,713

		10,016

	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/15	1,637

	General Obligation — 1.2%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/19	8,156
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,368
5,000	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/13	5,560
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,659
5,275	GO, 5.000%, 08/01/16	6,148
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12 (p)	9,721
	State of Ohio, Infrastructure Improvement,
10,840	Series B, GO, 5.000%, 08/01/15	12,484
3,200	Series D, GO, 5.000%, 03/01/17	3,527
3,360	Series D, GO, 5.000%, 03/01/18	3,678
1,530	Series D, GO, 5.000%, 03/01/19	1,637
	Warrensville Height City School District, School Improvement,
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/11	1,060

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/12	1,112
1,075	GO, NATL-RE, FGIC, 7.000%, 12/01/13	1,245
1,150	GO, NATL-RE, FGIC, 7.000%, 12/01/14	1,372

		64,727

	Housing — 0.1%
260	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 02/01/14	261
	Ohio Housing Finance Agency, Hillwood II Project,
110	Rev., AMT, GNMA COLL, 4.375%, 05/20/11	111
1,245	Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,329
2,695	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, GNMA, 5.000%, 09/01/31	2,809

		4,510

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	RiverSouth Authority, RiverFront Area Redevelopment,
1,745	Series A, Rev., 5.250%, 12/01/16	1,935
500	Series A, Rev., 5.250%, 12/01/17	552
2,490	Series A, Rev., 5.250%, 12/01/18	2,735

		5,222

	Other Revenue — 0.5%
11,720	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/24	9,633
	Hamilton County, Sewer System Revenue Refunding & Improvement, Greater Cincinnati,
3,375	Series A, Rev., 5.000%, 12/01/20	3,919
4,210	Series A, Rev., 5.000%, 12/01/21	4,795
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/23	2,717
2,000	Series B, Rev., 5.000%, 10/01/24	2,139
2,000	Ohio State Turnpike Commission, Series A, Rev., 5.000%, 02/15/25	2,138

		25,341

	Prerefunded — 0.1%
1,250	City of Cincinnati, GO, 5.375%, 12/01/10 (p)	1,250
5,510	Montgomery County, Catholic Health, Rev., 5.500%, 09/01/11 (p)	5,722
75	Ohio State Water Development Authority, Rev., 9.375%, 12/01/10 (p)	75

		7,047

	Transportation — 0.3%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	9,238
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,163
3,000	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21	3,200

		15,601

	Utility — 0.0% (g)
3,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.000%, 02/01/11	3,022

	Water & Sewer — 0.0% (g)
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.000%, 06/01/11	1,566

	Total Ohio	138,689

	Oklahoma — 0.6%

	Education — 0.3%
	Tulsa County Industrial Authority, Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,477
5,790	Rev., 5.500%, 09/01/16	6,886
7,345	Rev., 5.500%, 09/01/17	8,792

		17,155

	Housing — 0.0% (g)
835	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 09/01/29	897

	Other Revenue — 0.3%
11,000	Oklahoma Capital Improvement Authority, Higher Education Project, Series A, Rev., 5.000%, 07/01/17	12,839

	Utility — 0.0% (g)
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,710

	Total Oklahoma	32,601

	Oregon — 0.8%

	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
1,685	Series A, COP, 5.000%, 05/01/24	1,810
2,200	Series A, COP, 5.000%, 05/01/25	2,341
5,000	Series A, COP, GO, 5.000%, 05/01/15	5,674

		9,825

	General Obligation — 0.2%
5,000	Portland Community College District, GO, 5.000%, 06/15/13	5,519
4,555	Washington County School District No. 48J Beaverton, Series A, GO, AGM, 5.000%, 06/01/13	5,021

		10,540

	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
470	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., NATL-RE, 5.300%, 01/01/16	472

	Other Revenue — 0.2%
10,840	City of Portland, Sewer System, Second Lien, Series A, Rev., 5.000%, 03/01/19	12,665

	Prerefunded — 0.1%
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,282

	Prerefunded — Continued
1,845	Washington County, GO, 5.500%, 06/01/11 (p)	1,894

		5,176

	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/26	2,728
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., NATL-RE, FGIC, 5.750%, 10/01/11	1,092

		3,820

	Total Oregon	42,498

	Pennsylvania — 2.1%

	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,874
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 10/01/23	1,512
1,065	Rev., AGM, 5.000%, 10/01/25	1,131
1,000	Rev., AGM, 5.000%, 10/01/26	1,054

		9,571

	General Obligation — 1.2%
8,070	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/13	8,953
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/19	590
900	GO, AGM, 4.125%, 12/01/21	924
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.000%, 07/01/13	4,099
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	11,570
2,430	GO, 5.000%, 01/01/16 (p)	2,838
5,000	Series A, GO, 5.000%, 08/01/11	5,156
2,475	Delaware Valley School District, GO, AGM, 4.000%, 11/15/11	2,552
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/20	3,315
3,780	Series B, GO, AGM, 4.250%, 06/01/22	3,941
3,230	Series B, GO, AGM, 4.250%, 06/01/23	3,326
1,415	Series B, GO, AGM, 5.000%, 06/01/16	1,642
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,905
210	Parkland School District, GO, NATL-RE, FGIC, 5.375%, 09/01/15	245
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/21	3,500
2,360	GO, AGM, 5.000%, 05/01/22	2,600
1,000	GO, AGM, 5.000%, 05/01/24	1,078
	West Mifflin Area School District,
2,065	GO, AGM, 5.000%, 04/01/25	2,191
2,000	GO, AGM, 5.000%, 04/01/26	2,107
2,000	GO, AGM, 5.375%, 04/01/27	2,142
500	GO, AGM, 5.500%, 04/01/24	553

		65,227

	Hospital — 0.3%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
3,000	Series A, Rev., 4.000%, 09/01/11	3,077
5,000	Series A, Rev., 5.000%, 09/01/16	5,651
2,150	Series A, Rev., 5.000%, 09/01/18	2,386
5,000	Series B, Rev., 5.000%, 06/15/18	5,288
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.979%, 12/01/24	3,754

		20,156

	Other Revenue — 0.2%
4,550	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.500%, 08/01/28	4,591
5,000	Northampton County General Purpose Authority, Saint Lukes Hospital Project, Series C, Rev., VAR, 4.500%, 08/15/16	5,106

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued

		9,697

	Prerefunded — 0.0% (g)
800	Pennsylvania Higher Education Assistance Agency, Capital Acquisition, Rev., NATL-RE, 6.125%, 12/15/10 (p)	802

	Transportation — 0.1%
4,730	Pennsylvania Turnpike Commission, Subseries A, Rev., AGC, 5.000%, 06/01/20	5,303

	Water & Sewer — 0.1%
5,000	Allegheny County Sanitation Authority, Sewer, Rev., NATL-RE, 5.375%, 12/01/17	5,172

	Total Pennsylvania	115,928

	Puerto Rico — 0.5%
	General Obligation — 0.0% (g)
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, NATL-RE-IBC, Zero Coupon, 07/01/17	1,101

	Prerefunded — 0.4%
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,141
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,347
10,000	Puerto Rico Public Finance Corp., Series E, Rev., CIFG-TCRS, AGM- CR, 6.000%, 08/01/26 (p)	12,757

		20,245

	Special Tax — 0.0% (g)
2,000	Puerto Rico Highway & Transportation Authority, Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,488

	Transportation — 0.1%
2,500	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,689

	Total Puerto Rico	25,523

	South Carolina — 1.9%
	Education — 0.4%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.000%, 12/01/14	4,671
5,500	Rev., 5.000%, 12/01/16	6,119
3,000	Rev., 5.000%, 12/01/17	3,297
2,500	Rev., 5.000%, 12/01/18	2,715
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/21	4,273

		21,075

	General Obligation — 0.8%
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/21	2,639
1,570	Richland County School District No. 2, Series A, GO, SCSDE, 5.000%, 02/01/20	1,805
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	11,866
4,880	State of South Carolina, State Capital Improvement, Series A, GO, 4.000%, 10/01/14	5,401
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.250%, 01/01/15	10,336
	York County School District No. 1,
5,415	Series A, GO, SCSDE, 5.250%, 03/01/23	6,124
5,000	Series A, GO, SCSDE, 5.250%, 03/01/25	5,565

		43,736

	Hospital — 0.0% (g)
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.500%, 11/01/12	1,224
290	Rev., RADIAN, 5.250%, 02/01/11	291

		1,515

	Other Revenue — 0.2%
1,250	South Carolina State Housing Finance & Development Authority, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/28	1,352
	State of South Carolina Public Service Authority,
4,795	Series A, Rev., AMBAC, 5.000%, 01/01/22	5,124
2,705	Series D, Rev., AGM, 5.000%, 01/01/16 (p)	2,906
2,490	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 06/01/18	2,495

		11,877

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Prerefunded — 0.2%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	6,157
	South Carolina Jobs & EDA, Hospital Facilities, Improvement, Palmetto Health Alliance,
1,950	Series A, Rev., 7.000%, 12/15/10 (p)	1,955
3,000	Series A, Rev., 7.125%, 12/15/10 (p)	3,068

		11,180

	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	9,980

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/24	4,931

	Total South Carolina	104,294

	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
933	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	1,048

	Tennessee — 0.7%
	General Obligation — 0.4%
	City of Memphis, General Improvement,
4,475	GO, NATL-RE-IBC, 5.250%, 11/01/13	5,024
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/17	4,690
4,000	Series D, GO, 5.000%, 07/01/23	4,485
7,330	Montgomery County, GO, 5.000%, 04/01/22	8,431

		22,630

	Utility — 0.3%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,286
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,784
1,000	Series C, Rev., 5.000%, 02/01/17	1,033

		16,103

	Total Tennessee	38,733

	Texas — 8.1%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 02/01/16	3,332

	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/19	4,747
3,380	Rev., NATL-RE, 5.000%, 04/01/20	3,703
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,797
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/21	2,620
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/28	2,279
3,390	University of North Texas, Financing System, Series A, Rev., NATL-RE, FGIC, 5.000%, 04/15/12 (p)	3,597
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/19	14,132
2,000	Series A, Rev., 5.250%, 08/15/20	2,321

		37,196

	General Obligation — 3.6%
1,500	Aldine Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/21	1,734
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/23	2,138
1,805	Bell County, Limited Tax, Unrefunded Balance, GO, 5.000%, 02/15/15	1,892
7,570	City of Austin, Public Improvement, GO, 5.000%, 09/01/22	8,725
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/20	1,114
1,055	GO, AGM, 4.250%, 02/15/21	1,102
755	GO, AGM, 4.375%, 02/15/22	786
1,175	GO, AGM, 4.500%, 02/15/24	1,207
1,055	GO, AGM, 4.700%, 02/15/26	1,084
1,430	GO, AGM, 4.700%, 02/15/27	1,460
	City of Denton,
1,230	Series A, GO, 5.000%, 02/15/15	1,402
1,250	Series A, GO, 5.000%, 02/15/16	1,445
1,000	Series A, GO, 5.000%, 02/15/17	1,162
1,535	Series A, GO, 5.000%, 02/15/18	1,785
3,245	Series A, GO, 5.000%, 02/15/19	3,770
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/25	2,016
4,715	City of Garland, Series A, GO, 5.000%, 02/15/24	5,126

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
7,600	City of San Antonio, Electric & Gas Revenue, Junior Lien System, Rev., VAR, 1.000%, 12/03/12	7,583
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/19	2,189
1,695	GO, AMBAC, 5.000%, 02/15/20	1,813
2,740	GO, AMBAC, 5.000%, 02/15/21	2,931
2,340	GO, AMBAC, 5.000%, 02/15/22	2,486
1,215	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/25	1,308
1,675	Collin County Community College District, Limited Tax, GO, 4.000%, 08/15/18	1,862
	County of Nueces,
2,785	GO, 5.000%, 02/15/18	3,231
4,660	GO, 5.000%, 02/15/19	5,384
4,655	GO, 5.000%, 02/15/21	5,243
5,000	GO, 5.000%, 02/15/22	5,562
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 5.000%, 02/15/16	1,156
1,000	GO, AGM, 5.000%, 02/15/17	1,163
2,000	Fort Bend County, GO, 5.000%, 03/01/23	2,180
	Fort Bend Independent School District,
1,000	GO, 4.000%, 02/15/13	1,068
1,000	GO, 5.000%, 02/15/12	1,052
3,500	GO, 5.000%, 02/15/19	4,083
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/23	1,606
	Granbury Independent School District,
	Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,601
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,585
	Harris County,
5,000	Series A, GO, 5.000%, 10/01/22	5,674
1,700	Series B, GO, 4.000%, 10/01/14	1,875
5,000	Series B, GO, 5.500%, 10/01/17	6,063
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,433
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.250%, 02/15/13	2,196
2,000	GO, PSF-GTD, 5.250%, 02/15/14	2,263
1,180	Katy Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/11	1,192
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/18	2,161
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 02/15/11 (p)	5,764
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/17	1,175
1,000	GO, 5.000%, 08/15/19	1,161
3,000	GO, 5.000%, 08/15/20	3,430
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 02/15/20	2,915
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,309
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	7,384
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,846
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	7,199
5,000	Northside Independent School District, School Building, GO, VAR, PSF- GTD, 1.500%, 08/01/12	5,044
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/22	1,083
3,080	GO, PSF-GTD, 4.750%, 02/15/23	3,308
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,302
2,250	Plano Independent School District, GO, PSF-GTD, 5.000%, 02/15/21	2,597
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/22	2,680
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/19	1,129
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12 (p)	4,212
8,925	Series A, GO, 5.000%, 10/01/15	10,384
4,000	Series A, GO, 5.000%, 10/01/17	4,741
4,000	Series A, GO, 5.000%, 10/01/18	4,737
2,000	Series A, GO, 5.000%, 10/01/20	2,326
1,000	Series A, GO, 5.500%, 10/01/12	1,040

		199,657

	Hospital — 0.4%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/28	5,359
7,345	Series B, Rev., 7.200%, 12/01/29	7,856
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,854

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
2,690	Series A, Rev., 5.000%, 02/15/18	2,923

		19,992

	Other Revenue — 0.7%
1,765	City of El Paso, Water & Sewer, Series A, Rev., 5.000%, 03/01/21	1,988
	Coastal Water Authority, City Of Houston Projects,
3,160	Rev., 5.000%, 12/15/22 (w)	3,483
5,115	Rev., 5.000%, 12/15/25 (w)	5,478
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/24	4,668
	Texas Public Finance Authority, Unemployment Compensation,
6,000	Series A, Rev., 5.000%, 07/01/15 (w)	6,887
14,500	Series A, Rev., 5.000%, 07/01/17 (w)	16,444

		38,948

	Prerefunded — 0.9%
2,195	Bell County, Limited Tax, GO, 5.000%, 02/15/12 (p)	2,313
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev.,	5,292
	VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)
3,595	City of Dallas, Waterworks & Sewer System, Rev., AGM, 5.375%, 04/01/13 (p)	3,976
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,029

4,100	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	4,695
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	11,159
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,676
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,039
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.750%, 12/01/10 (p)	4,001
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,693

		49,873

	Private Placement — 0.3%
	Pearland Independent School District,
7,500	Series B, Rev., 1.260%, 02/15/24 (f) (i)	7,501
7,500	Series B, Rev., 1.260%, 02/15/25 (f) (i)	7,500

		15,001

	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/20	10,996

	Transportation — 0.7%
	Dallas Area Rapid Transit, Senior Lien,
1,195	Rev., 5.000%, 12/01/19	1,378
5,000	Rev., 5.000%, 12/01/21	5,599
6,825	Series A, Rev., 5.000%, 12/01/17	8,062
8,950	Series A, Rev., 5.000%, 12/01/18	10,560
5,000	Series A, Rev., 5.000%, 12/01/21	5,632
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,749
3,500	Series A, Rev., 5.000%, 11/01/13	3,848
1,000	Series A, Rev., 5.000%, 11/01/22	1,061

		39,889

	Utility — 0.1%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,054
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 11/15/15	4,835

		5,889

	Water & Sewer — 0.4%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., AGM, 5.375%, 10/01/17	1,529
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/19	1,136
1,000	Series A, Rev., AGM, 5.000%, 11/15/20	1,122
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,402
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/26	6,360
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/25	2,442
5,000	Tarrant Regional Water District, Rev., AGM, 5.375%, 03/01/15	5,470
3,750	Texas Water Development Board, State Revolving Fund, Senior Lien, Series A, Rev., 5.625%, 07/15/12	3,765

		25,226

	Total Texas	445,999

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)

Municipal Bonds — Continued
	Utah — 0.3%
	General Obligation — 0.0% (g)
1,315	Davis County School District, School Building Guarantee Program, GO, 5.000%, 06/01/13	1,450
10	Salt Lake City, Unrefunded Balance, GO, 5.500%, 06/15/11	10

		1,460

	Other Revenue — 0.1%
	Salt Lake County, Transportation Tax,
1,500	Series A, Rev., 5.000%, 08/15/16	1,760
1,000	Series A, Rev., 5.000%, 08/15/17	1,180
1,000	Series A, Rev., 5.000%, 08/15/18	1,179

		4,119

	Prerefunded — 0.0% (g)
2,990	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL- RE-IBC, 6.150%, 07/01/14 (p)	3,111

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/28	10,042
450	Park City, Series B, Rev., 4.000%, 06/15/13	485

		10,527

	Total Utah	19,217

	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
2,000	University of Vermont & State Agricultural College, Rev., AMBAC, 5.500%, 10/01/12 (p)	2,179

	Virginia — 1.7%
	Education — 0.1%
	Virginia College Building Authority, Public Higher Education Financing Program,
1,555	Series A, Rev., 5.000%, 09/01/14	1,771
1,000	Series A, Rev., 5.000%, 09/01/15	1,159
500	Series A, Rev., 5.000%, 09/01/16	587
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,728

		9,245

	General Obligation — 0.6%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,241
3,575	Series A, GO, 5.000%, 01/01/18	4,254
1,000	City of Lynchburg, Public Improvement, GO, 5.000%, 12/01/22	1,142
6,625	City of Norfolk, Series G, GO, 5.000%, 10/01/20	7,824
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/20	11,727
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,847

		32,035

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/23	2,115
12,065	Virginia Public Building Authority, Series A-1, Rev., 5.000%, 08/01/13	13,390

		15,505

	Other Revenue — 0.2%
3,500	Fairfax County Water Authority, Subseries B, Rev., 5.250%, 04/01/25	4,129
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,843

		9,972

	Prerefunded — 0.1%
4,300	Loudoun County, Public Improvements, Series A, GO, 5.000%, 11/01/12 (p)	4,653
	Transportation — 0.2%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/17	1,693
1,495	Series A, Rev., 5.000%, 05/15/18	1,701
1,835	Series A, Rev., 5.000%, 05/15/19	2,058
1,520	Series A, Rev., 5.000%, 05/15/20	1,685
2,015	Series A, Rev., 5.000%, 05/15/21	2,206
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/18	1,481
1,260	Series B, Rev., 5.000%, 05/15/19	1,411

		12,235

	Water & Sewer — 0.2%
3,080	Fairfax County, Rev., 5.000%,
	07/15/22	3,515
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,080

		12,595

	Total Virginia	96,240

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Washington — 1.5%
	General Obligation — 0.3%
1,315	City of Seattle, GO, 5.000%, 12/01/13	1,475
5,140	Snohomish County School District No. 6-Mukilteo, GO, NATL-RE, FGIC, 5.700%, 12/01/12	5,598
	State of Washington,
5,000	Series 2011A, GO, 5.000%, 08/01/23	5,605
4,500	Series B & AT-7, GO, 6.400%, 06/01/17	5,430

		18,108

	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/24	3,658

	Other Revenue — 0.4%
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	13,264
2,545	City of Seattle, Light & Power Revenue Improvement & Refunding, Unrefunded Balance, Rev., AGM, 5.500%, 03/01/13	2,574
5,000	City of Seattle, Municipal Light & Power Revenue Refunding & Improvement, Series B, Rev., 5.000%, 02/01/24	5,451

		21,289

	Prerefunded — 0.3%
7,455	City of Seattle, Light & Power Revenue Improvement & Refunding, Rev., AGM, 5.500%, 03/01/11 (p)	7,554
490	Cowlitz County Public Utility District No. 1, Electric Distribution System, Rev., AMBAC, 5.000%, 09/01/11 (p)	507
1,230	Grant County Public Utility District No. 2-Priest Rapids, Series G, Rev., NATL-RE, 5.250%, 01/01/11 (p)	1,235
3,000	Kitsap County School District No. 400-North Kitsap, GO, 5.000%, 06/01/11 (p)	3,071
3,525	Spokane & Whitman Counties School District No. 360-316 Cheney, GO, 5.600%, 12/01/10 (p)	3,526

		15,893

	Transportation — 0.0% (g)
1,300	Port Grays Harbor, Rev., 6.375%, 12/01/14	1,303

	Utility — 0.4%
4,590	City of Seattle, Power, Rev., 5.625%, 12/01/10 (p)	4,591
765	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance, Rev., AMBAC, 5.000%, 09/01/11	788
3,000	Energy Northwest Electric, Project No. 1, Series A, Rev., AGM, 5.500%, 07/01/12	3,115
13,995	Grant County Public Utility District No. 2-Priest Rapids, Series H, Rev., AGM, 5.375%, 01/01/15	14,625

		23,119

	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 01/01/25	1,389

	Total Washington	84,759

	West Virginia — 1.3%
	Certificate of Participation/Lease —0.1%
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., COP, AGM, 5.750%, 12/15/18	1,135
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., COP, AMBAC, 5.625%, 06/01/16	1,014
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., COP, NATL- RE, 5.500%, 06/01/14	1,064
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., COP, AMBAC, 5.250%, 07/01/12	2,074

		5,287

	Education — 0.3%
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., NATL-RE, 5.000%, 04/01/12	1,570
1,050	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/21	1,110
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,145
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
6,295	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11 (p)	6,424
	West Virginia University, University Projects,

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	852
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	807
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	763
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/20	1,075

		13,746

	General Obligation — 0.2%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/18	2,210
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	961
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/14	934
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,285
725	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	763
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/21	1,092

		8,245

	Hospital — 0.0% (g)
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., AGM, 5.250%, 02/15/19	1,041
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,633

		2,674

	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,138
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/18	2,237
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/20	2,163

		5,538

	Prerefunded — 0.3%
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,781
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	10,954
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.375%, 08/01/11 (p)	1,111
45	Monongalia County, Single Family Housing, Rev., 7.200%, 03/01/11 (p)	46
1,200	Raleigh, Fayette & Nicholas Counties, SO, 6.250%, 08/01/11 (p)	1,240
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,077
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,369

		18,578

	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	566
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,150
	West Virginia State Parkways Economic Development & Tourism Authority,
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,154
2,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/19	2,304

		5,174

	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., VAR, 4.850%, 09/04/13	743

	Water & Sewer — 0.2%
1,000	City of Clarksburg, Capital Appreciation, Water Improvement, Rev., AGM-CR, RADIAN-IBCC, Zero Coupon, 09/01/11	995
925	City of Fairmont, Waterworks, Rev., NATL-RE, 5.500%, 07/01/12	928
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL- RE, FGIC, 5.000%, 08/01/19 (f) (i)	1,489
	West Virginia Water Development Authority, Loan Program II,

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/19	1,210
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,439
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,101
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/19	1,543

		9,705

	Total West Virginia	69,690

Wisconsin — 1.3%

	General Obligation — 1.0%
1,500	South Milwaukee School District, GO, NATL-RE, 5.000%, 04/01/16	1,721
	State of Wisconsin,
1,000	GO, 6.250%, 05/01/11	1,024
1,000	GO, 6.250%, 05/01/12	1,078
6,275	Series 1, GO, 5.500%, 11/01/11	6,567
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/17	27,469
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	8,983
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,810
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,640

		58,292

	Private Placement — 0.2%
	Wisconsin Health & Educational Facilities Authority, Carthage College Project,
5,000	Rev., 5.700%, 05/01/14 (f) (i)	5,160
6,250	Rev., 5.950%, 05/01/19 (f) (i)	6,660

		11,820

	Water & Sewer — 0.1%
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.100%, 06/01/12 (p)	3,418

	Total Wisconsin	73,530

	Total Municipal Bonds (Cost $5,118,657)	5,343,085

SHARES
Short-Term Investment — 3.3%
	Investment Company — 3.3%
180,761	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $180,761)	180,761

	Total Investments — 100.0% (Cost $5,299,418)	5,523,846

	Other Assets in Excess of Liabilities — 0.0% (g)	1,851

	NET ASSETS — 100.0%	$5,525,697

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IBCC	—	Insured Bond Custodial Certificate
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SCSDE	—	South Carolina School District Enhancement
SO	—	Special Obligation
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
XLCA	—	Insured by XL Capital Assurance

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $35,514,000 which amounts to 0.6% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$247,807
Aggregate gross unrealized depreciation	(23,379)

Net unrealized appreciation/depreciation	$224,428

Federal income tax cost of investments	$5,299,418

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

Intermediate Tax Free Bond Fund

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$—	$11,606	$—	$11,606
General Obligation	—	9,135	—	9,135
Prerefunded	—	7,462	—	7,462

Total Alabama	—	28,203	—	28,203

Alaska
Certificate of
Participation/Lease	—	13,838	—	13,838
General Obligation	—	1,490	—	1,490
Utility	—	3,240	—	3,240

Total Alaska	—	18,568	—	18,568

Arizona
Certificate of
Participation/Lease	—	56,577	—	56,577
Education	—	5,364	—	5,364
General Obligation	—	17,795	—	17,795
Hospital	—	37,215	—	37,215
Other Revenue	—	7,331	—	7,331
Prerefunded	—	22,871	—	22,871
Special Tax	—	21,475	—	21,475
Transportation	—	11,139	—	11,139
Utility	—	2,797	—	2,797
Water & Sewer	—	1,099	—	1,099

Total Arizona	—	183,663	—	183,663

California
Certificate of
Participation/Lease	—	40,658	—	40,658
Education	—	36,395	—	36,395
General Obligation	—	285,967	—	285,967
Hospital	—	17,412	—	17,412
Other Revenue	—	30,624	—	30,624
Prerefunded	—	100,657	—	100,657
Special Tax	—	1,049	—	1,049
Transportation	—	35,684	—	35,684
Utility	—	32,941	—	32,941
Water & Sewer	—	50,112	—	50,112

Total California	—	631,499	—	631,499

Colorado
Certificate of
Participation/Lease	—	5,360	—	5,360
Education	—	5,540	—	5,540

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	—	87,108	—	87,108
Hospital	—	5,260	—	5,260
Housing	—	20	—	20
Other Revenue	—	6,689	—	6,689
Prerefunded	—	72,071	—	72,071
Transportation	—	20,510	—	20,510

Total Colorado	—	202,558	—	202,558

Connecticut
General Obligation	—	43,892	—	43,892
Hospital	—	3,837	—	3,837
Housing	—	6,489	—	6,489
Other Revenue	—	2,269	—	2,269
Prerefunded	—	11,387	—	11,387
Special Tax	—	6,590	—	6,590
Transportation	—	1,002	—	1,002

Total Connecticut	—	75,466	—	75,466

Delaware
Education	—	15,082	—	15,082
General Obligation	—	10,236	—	10,236
Total Delaware	—	25,318	—	25,318
District of Columbia
Certificate of
Participation/Lease	—	7,140	—	7,140
General Obligation	—	11,058	—	11,058
Other Revenue	—	8,399	—	8,399

Total District of Columbia	—	26,597	—	26,597

Florida
Certificate of
Participation/Lease	—	14,598	—	14,598
Education	—	17,603	—	17,603
General Obligation	—	87,228	—	87,228
Hospital	—	8,375	—	8,375
Housing	—	16,117	—	16,117
Industrial Development
Revenue/Pollution Control
Revenue	—	8,559	—	8,559
Other Revenue	—	5,355	—	5,355
Prerefunded	—	31,539	—	31,539
Special Tax	—	11,614	—	11,614
Transportation	—	7,806	—	7,806
Water & Sewer	—	14,872	1,076	15,948

Total Florida	—	223,666	1,076	224,742

Georgia
Certificate of
Participation/Lease	—	3,193	—	3,193
General Obligation	—	111,226	—	111,226
Other Revenue	—	4,462	—	4,462
Prerefunded	—	1,496	—	1,496
Special Tax	—	11,399	—	11,399
Transportation	—	10,966	—	10,966
Utility	—	4,288	—	4,288
Water & Sewer	—	36,306	—	36,306

Total Georgia	—	183,336	—	183,336

Hawaii
General Obligation	—	25,565	—	25,565
Prerefunded	—	1,305	—	1,305
Transportation	—	17,303	—	17,303

Total Hawaii	—	44,173	—	44,173

Idaho
Hospital	—	13,335	—	13,335
Illinois

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Certificate of
Participation/Lease	—	5,413	—	5,413
Education	—	10,485	—	10,485
General Obligation	—	101,357	—	101,357
Hospital	—	8,768	—	8,768
Prerefunded	—	27,779	—	27,779
Short Term Note	—	16,671	—	16,671
Special Tax	—	12,990	—	12,990
Transportation	—	38,295	—	38,295

Total Illinois	—	221,758	—	221,758

Indiana
Certificate of
Participation/Lease	—	8,414	—	8,414
Education	—	5,353	—	5,353
Housing	—	1,714	—	1,714
Other Revenue	—	25,483	—	25,483
Prerefunded	—	5,849	—	5,849
Transportation	—	5,514	—	5,514

Total Indiana	—	52,327	—	52,327

Iowa
General Obligation	—	8,354	—	8,354
Housing	—	1,574	—	1,574
Prerefunded	—	6,200	—	6,200

Total Iowa	—	16,128	—	16,128

Kansas
General Obligation	—	19,005	—	19,005
Industrial Development
Revenue/Pollution Control
Revenue	—	5,630	—	5,630
Other Revenue	—	37,450	—	37,450
Prerefunded	—	59,395	—	59,395

Total Kansas	—	121,480	—	121,480

Kentucky
Certificate of
Participation/Lease	—	22,141	—	22,141
Education	—	7,818	—	7,818
General Obligation	—	1,088	—	1,088
Hospital	—	1,105	—	1,105
Housing	—	582	—	582
Other Revenue	—	8,092	—	8,092
Prerefunded	—	8,989	—	8,989
Transportation	—	6,373	—	6,373
Utility	—	3,113	—	3,113
Water & Sewer	—	24,403	—	24,403

Total Kentucky	—	83,704	—	83,704

Louisiana
Certificate of
Participation/Lease	—	2,103	—	2,103
Education	—	2,116	—	2,116
General Obligation	—	10,109	1,291	11,400
Hospital	—	2,708	—	2,708
Housing	—	3,417	—	3,417
Other Revenue	—	14,575	—	14,575
Prerefunded	—	48,584	—	48,584
Special Tax	—	31,775	—	31,775
Transportation	—	3,206	—	3,206
Utility	—	1,645	—	1,645

Total Louisiana	—	120,238	1,291	121,529

Maine
Prerefunded	—	2,781	—	2,781
Maryland
Education	—	5,662	—	5,662

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	—	88,479	—	88,479
Prerefunded	—	8,896	—	8,896
Private Placement	—	—	4,837	4,837
Transportation	—	21,884	—	21,884

Total Maryland	—	124,921	4,837	129,758

Massachusetts
Education	—	7,871	—	7,871
General Obligation	—	17,208	—	17,208
Housing	—	3,903	—	3,903
Other Revenue	—	3,599	—	3,599
Prerefunded	—	95,515	—	95,515
Special Tax	—	4,421	—	4,421
Transportation	—	5,798	—	5,798
Water & Sewer	—	9,142	—	9,142

Total Massachusetts	—	147,457	—	147,457

Michigan
Certificate of
Participation/Lease	—	2,850	—	2,850
Education	—	4,515	—	4,515
General Obligation	—	17,947	—	17,947
Hospital	—	21,398	—	21,398
Housing	—	329	—	329
Industrial Development
Revenue/Pollution Control
Revenue	—	16,164	—	16,164
Other Revenue	—	6,812	—	6,812
Prerefunded	—	5,434	—	5,434
Special Tax	—	11,917	—	11,917
Utility	—	1,625	—	1,625
Water & Sewer	—	33,499	—	33,499

Total Michigan	—	122,490	—	122,490

Minnesota
General Obligation	—	52,534	—	52,534
Prerefunded	—	15,563	—	15,563
Utility	—	5,008	—	5,008

Total Minnesota	—	73,105	—	73,105

Mississippi
General Obligation	—	7,228	—	7,228
Other Revenue	—	4,429	—	4,429
Prerefunded	—	41,035	—	41,035

Total Mississippi	—	52,692	—	52,692

Missouri
General Obligation	—	3,857	—	3,857
Housing	—	7,751	—	7,751
Other Revenue	—	64,135	—	64,135
Prerefunded	—	9,781	—	9,781
Transportation	—	26,099	—	26,099
Water & Sewer	—	16,514	—	16,514

Total Missouri	—	128,137	—	128,137

Montana
Education	—	2,867	—	2,867
Transportation	—	3,412	—	3,412

Total Montana	—	6,279	—	6,279

Nebraska
General Obligation	—	13,074	—	13,074
Utility	—	8,193	—	8,193

Total Nebraska	—	21,267	—	21,267

Nevada
General Obligation	—	8,462	—	8,462
Prerefunded	—	3,094	—	3,094

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Water & Sewer	—	5,611	—	5,611

Total Nevada	—	17,167	—	17,167

New Hampshire
Education	—	731	—	731
Transportation	—	3,144	—	3,144

Total New Hampshire	—	3,875	—	3,875

New Jersey
Certificate of
Participation/Lease	—	24,570	—	24,570
Education	—	26,004	—	26,004
General Obligation	—	9,570	—	9,570
Industrial Development
Revenue/Pollution Control
Revenue	—	4,218	—	4,218
Other Revenue	—	67,489	—	67,489
Prerefunded	—	41,511	—	41,511
Special Tax	—	11,197	—	11,197
Transportation	—	7,219	—	7,219
Water & Sewer	—	6,086	—	6,086

Total New Jersey	—	197,864	—	197,864

New Mexico
Education	—	12,325	—	12,325
General Obligation	—	4,717	—	4,717
Housing	—	8,715	—	8,715
Industrial Development
Revenue/Pollution Control
Revenue	—	1,183	—	1,183
Other Revenue	—	44,717	—	44,717
Special Tax	—	27,390	—	27,390
Transportation	—	6,864	—	6,864

Total New Mexico	—	105,911	—	105,911

New York
Certificate of
Participation/Lease	—	14,695	—	14,695
Education	—	49,122	—	49,122
General Obligation	—	43,863	—	43,863
Hospital	—	5,038	—	5,038
Housing	—	13,762	—	13,762
Other Revenue	—	182,971	—	182,971
Prerefunded	—	35,222	—	35,222
Special Tax	—	145,675	—	145,675
Transportation	—	58,466	—	58,466
Utility	—	17,777	—	17,777
Water & Sewer	—	5,697	—	5,697

Total New York	—	572,288	—	572,288

North Carolina
Certificate of
Participation/Lease	—	7,598	—	7,598
General Obligation	—	135,783	—	135,783
Hospital	—	2,387	—	2,387
Housing	—	351	—	351
Industrial Development
Revenue/ Pollution Control
Revenue	—	6,462	—	6,462
Other Revenue	—	17,162	—	17,162
Transportation	—	4,746	—	4,746
Utility	—	22,213	—	22,213

Total North Carolina	—	196,702	—	196,702

Ohio
Certificate of
Participation/Lease	—	10,016	—	10,016
Education	—	1,637	—	1,637

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	—	64,727	—	64,727
Housing	—	4,510	—	4,510
Industrial Development Revenue/Pollution Control Revenue	—	5,222	—	5,222
Other Revenue	—	25,341	—	25,341
Prerefunded	—	7,047	—	7,047
Transportation	—	15,601	—	15,601
Utility	—	3,022	—	3,022
Water & Sewer	—	1,566	—	1,566

Total Ohio	—	138,689	—	138,689

Oklahoma
Education	—	17,155	—	17,155
Housing	—	897	—	897
Other Revenue	—	12,839	—	12,839
Utility	—	1,710	—	1,710

Total Oklahoma	—	32,601	—	32,601

Oregon
Certificate of Participation/Lease	—	9,825	—	9,825
General Obligation	—	10,540	—	10,540
Industrial Development Revenue/Pollution Control Revenue	—	472	—	472
Other Revenue	—	12,665	—	12,665
Prerefunded	—	5,176	—	5,176
Water & Sewer	—	3,820	—	3,820

Total Oregon	—	42,498	—	42,498

Pennsylvania
Education	—	9,571	—	9,571
General Obligation	—	65,227	—	65,227
Hospital	—	20,156	—	20,156
Other Revenue	—	9,697	—	9,697
Prerefunded	—	802	—	802
Transportation	—	5,303	—	5,303
Water & Sewer	—	5,172	—	5,172

Total Pennsylvania	—	115,928	—	115,928

Puerto Rico
General Obligation	—	1,101	—	1,101
Prerefunded	—	20,245	—	20,245
Special Tax	—	1,488	—	1,488
Transportation	—	2,689	—	2,689

Total Puerto Rico	—	25,523	—	25,523

South Carolina
Education	—	21,075	—	21,075
General Obligation	—	43,736	—	43,736
Hospital	—	1,515	—	1,515
Other Revenue	—	11,877	—	11,877
Prerefunded	—	11,180	—	11,180
Utility	—	9,980	—	9,980
Water & Sewer	—	4,931	—	4,931

Total South Carolina	—	104,294	—	104,294

South Dakota
Prerefunded	—	1,048	—	1,048
Tennessee
General Obligation	—	22,630	—	22,630
Utility	—	16,103	—	16,103

Total Tennessee	—	38,733	—	38,733

Texas
Certificate of Participation/Lease	—	3,332	—	3,332

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Education	—	37,196	—	37,196
General Obligation	—	199,657	—	199,657
Hospital	—	19,992	—	19,992
Other Revenue	—	38,948	—	38,948
Prerefunded	—	49,873	—	49,873
Private Placement	—	—	15,001	15,001
Special Tax	—	10,996	—	10,996
Transportation	—	39,889	—	39,889
Utility	—	5,889	—	5,889
Water & Sewer	—	25,226	—	25,226

Total Texas	—	430,998	15,001	445,999

Utah
General Obligation	—	1,460	—	1,460
Other Revenue	—	4,119	—	4,119
Prerefunded	—	3,111	—	3,111
Water & Sewer	—	10,527	—	10,527

Total Utah	—	19,217	—	19,217

Vermont
Prerefunded	—	2,179	—	2,179
Virginia
Education	—	9,245	—	9,245
General Obligation	—	32,035	—	32,035
Industrial Development Revenue/Pollution Control Revenue	—	15,505	—	15,505
Other Revenue	—	9,972	—	9,972
Prerefunded	—	4,653	—	4,653
Transportation	—	12,235	—	12,235
Water & Sewer	—	12,595	—	12,595

Total Virginia	—	96,240	—	96,240

Washington
General Obligation	—	18,108	—	18,108
Hospital	—	3,658	—	3,658
Other Revenue	—	21,289	—	21,289
Prerefunded	—	15,893	—	15,893
Transportation	—	1,303	—	1,303
Utility	—	23,119	—	23,119
Water & Sewer	—	1,389	—	1,389

Total Washington	—	84,759	—	84,759

West Virginia
Certificate of Participation/Lease	—	5,287	—	5,287
Education	—	13,746	—	13,746
General Obligation	—	8,245	—	8,245
Hospital	—	2,674	—	2,674
Other Revenue	—	5,538	—	5,538
Prerefunded	—	18,578	—	18,578
Transportation	—	5,174	—	5,174
Utility	—	743	—	743
Water & Sewer	—	8,216	1,489	9,705

Total West Virginia	—	68,201	1,489	69,690

Wisconsin
General Obligation	—	58,292	—	58,292
Private Placement	—	—	11,820	11,820
Water & Sewer	—	3,418	—	3,418

Total Wisconsin	—	61,710	11,820	73,530

Total	—	5,307,571	35,514	5,343,085

Short-Term Investment
Investment Company	180,761	—	—	180,761

Total Investments in Securities	$180,761	$5,307,571	$35,514	$5,523,846

JPM Intermediate Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/2010	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/2010
Investments in Securities
Florida — Water & Sewer	$1,104	$—	$(20)	$(8)	$—	$—	$—	$1,076
Louisiana — General Obligation	2,413	—	90	38	—	—	(1,250)	1,291
Maryland — Private Placement	5,271	(13)	(25)	(18)	(378)	—	—	4,837
Texas — Private Placement	14,996	—	5	—	—	—	—	15,001
West Virginia — Certificate or Participation/Lease	302	—	(2)	6	(306)	—	—	—
West Virginia — Water & Sewer	2,478	2	16	(7)	(1,000)	—	—	1,489
Wisconsin — Private Placement	13,573	—	(503)	—	(1,250)	—	—	11,820

Total	$40,137	$(11)	$(439)	$11	$(2,934)	$—	$(1,250)	$35,514

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(437,000).

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 17.5%
300	Ally Auto Receivables Trust, Series 2010-4, Class A2, 0.710%, 02/15/13	299
250	American Express Credit Account Master Trust, Series 2006-1, Class A, VAR, 0.283%, 12/15/13	250
250	BA Credit Card Trust, Series 2006- A16, Class A16, 4.720%, 05/15/13	250
500	Capital One Multi-Asset Execution Trust, Series 2006-A6, Class A6, 5.300%, 02/18/14	509
	Citibank Credit Card Issuance Trust,
301	Series 2001-A7, Class A7, VAR, 0.421%, 08/15/13	301
500	Series 2006-A4, Class A4, 5.450%, 05/10/13	512
100	Harley-Davidson Motorcycle Trust, Series 2010-1, Class A2, 0.830%, 11/15/13	100
500	Honda Auto Receivables Owner Trust, Series 2010-3, Class A2, 0.530%, 01/21/13	499
330	Household Automotive Trust, Series 2006-3, Class A4, 5.340%, 09/17/13	333
250	MBNA Credit Card Master Note Trust, Series 2004-A8, Class A8, VAR, 0.403%, 01/15/14	250
200	Volkswagen Auto Lease Trust, Series 2010-A, Class A2, 0.770%, 01/22/13	200

	Total Asset-Backed Securities (Cost $3,511)	3,503

Corporate Bonds — 45.2%
Consumer Discretionary — 1.1%
	Automobiles — 0.7%
140	Daimler Finance North America LLC, 5.750%, 09/08/11	145

	Specialty Retail — 0.4%
67	Staples, Inc., 7.750%, 04/01/11	69

	Total Consumer Discretionary	214

Consumer Staples — 1.5%
	Beverages — 1.5%
300	Coca-Cola Co. (The), VAR, 0.336%, 05/15/12	300

Energy — 1.3%
	Oil, Gas & Consumable Fuels — 1.3%
250	Devon Financing Corp. ULC, (Canada), 6.875%, 09/30/11	262

Financials — 30.7%
	Capital Markets — 1.0%
200	Credit Suisse USA, Inc., 6.125%, 11/15/11	210

	Commercial Banks — 9.7%
250	American Express Bank FSB, 3.150%, 12/09/11	257
300	Australia & New Zealand Banking Group Ltd., (Australia), 5.500%, 05/24/11	306
150	BB&T Corp., 3.850%, 07/27/12	157
400	National Australia Bank Ltd., (Australia), 2.550%, 01/13/12 (e)	408
250	PNC Funding Corp., VAR, 0.428%, 01/31/12	250
249	Royal Bank of Canada, (Canada), 5.650%, 07/20/11	256
300	Royal Bank of Scotland plc (The), (United Kingdom), 3.000%, 12/09/11 (e)	307

		1,941

	Consumer Finance — 6.8%
300	American Express Credit Corp., VAR, 0.413%, 06/16/11	300
	American Honda Finance Corp.,
160	5.100%, 03/27/12 (e)	167
150	VAR, 0.459%, 03/27/12 (e)	150
100	Boeing Capital Corp., 6.500%, 02/15/12	107
	John Deere Capital Corp.,
250	5.400%, 10/17/11	261
120	VAR, 1.043%, 06/10/11	121
250	Toyota Motor Credit Corp., VAR, 3.789%, 01/09/12	259

		1,365

	Diversified Financial Services — 5.5%
200	Bank of America Corp., VAR, 1.014%, 12/02/11	202
500	Citigroup, Inc., 2.125%, 04/30/12	511
	General Electric Capital Corp.,
183	4.250%, 06/15/12	191
185	5.000%, 11/15/11	192

		1,096

	FDIC Guaranteed Securities (~) — 2.5%
500	Citibank N.A., VAR, 0.286%, 11/15/12	500

	Insurance — 5.2%
90	Chubb Corp. (The), 6.000%, 11/15/11	95
200	MassMutual Global Funding II, 3.625%, 07/16/12 (e)	208
500	Metropolitan Life Global Funding I, 5.125%, 11/09/11 (e)	519
200	Pricoa Global Funding I, 4.625%, 06/25/12 (e)	211

		1,033

	Total Financials	6,145

Health Care — 1.6%
	Pharmaceuticals — 1.6%
100	Abbott Laboratories, 5.600%, 05/15/11	102

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Pharmaceuticals — Continued
210	Teva Pharmaceutical Finance III LLC, VAR, 0.691%, 12/19/11	211

	Total Health Care	313

Industrials — 1.2%
	Aerospace & Defense — 1.2%
230	Honeywell International, Inc., 6.125%, 11/01/11	242

Information Technology — 1.6%
	Communications Equipment — 0.4%
70	Cisco Systems, Inc., 5.250%, 02/22/11	71

	Computers & Peripherals — 1.2%
230	Hewlett-Packard Co., 5.250%, 03/01/12	243

	Total Information Technology	314

Telecommunication Services — 3.9%
	Diversified Telecommunication Services — 2.8%
	AT&T, Inc.,
100	5.875%, 02/01/12	106
100	6.250%, 03/15/11	101
205	Telefonica Emisiones S.A.U., (Spain), 5.984%, 06/20/11	211
137	TELUS Corp., (Canada), 8.000%, 06/01/11	141

		559

	Wireless Telecommunication Services — 1.1%
200	AT&T Mobility LLC, 6.500%, 12/15/11	212

	Total Telecommunication Services	771

Utilities — 2.3%
	Electric Utilities — 1.6%
200	DPL, Inc., 6.875%, 09/01/11	209
100	FPL Group Capital, Inc., 5.625%, 09/01/11	104

		313

	Multi-Utilities — 0.7%
150	Dominion Resources, Inc., 4.750%, 12/15/10	150

	Total Utilities	463

	Total Corporate Bonds (Cost $9,032)	9,024

Foreign Government Securities — 2.8%
300	Japan Finance Corp., (Japan), 2.000%, 06/24/11	302
250	Province of Ontario, (Canada), 2.625%, 01/20/12	256

	Total Foreign Government Securities (Cost $559)	558

Municipal Bond — 0.5%
Texas — 0.5%
General Obligation — 0.5%
95	Dallas Independent School District, GO, PSF-GTD, 5.500%, 02/15/12 (p) (Cost $101)	101

U.S. Government Agency Securities — 11.7%
500	Federal Farm Credit Bank, VAR, 0.450%, 09/16/13	504
	Federal Home Loan Bank,
65	VAR, 0.223%, 09/26/11	65
500	0.350%, 11/07/11	499
250	0.370%, 11/16/11	250
250	0.400%, 11/28/11	250
	Federal Home Loan Mortgage Corp.,
250	2.125%, 03/23/12	255
13	3.500%, 05/05/11	13
500	Federal National Mortgage Association, VAR, 0.283%, 10/18/12	500

	Total U.S. Government Agency Securities (Cost $2,333)	2,336

U.S. Treasury Obligation — 1.0%
200	U.S. Treasury Notes, 0.625%, 06/30/12 (m) (Cost $201)	201

Short-Term Investments — 20.8%
Certificates of Deposit — 18.5%
	Bank of Nova Scotia, (Canada)
250	0.543%, 03/12/12	250
250	0.589%, 10/18/12	250
500	Bank of Tokyo-Mitsubishi UFJ Ltd., 0.560%, 10/03/11	499
400	Barclays Bank plc, (United Kingdom), 0.580%, 07/05/11	400
400	BNP Paribas, (France), 0.439%, 10/14/11	400
400	Credit Industriel et Commercial, 0.430%, 02/10/11	400
500	Deutsche Bank AG, 0.400%, 07/05/11	500
250	Rabobank Nederland N.V., (Netherlands), 0.333%, 12/22/10	250
250	Sumitomo Mitsui Banking Corp., (Japan), 0.338%, 01/25/11	250
250	UBS AG, (Switzerland), 0.545%, 07/01/11	250
250	Westpac Banking Corp., 0.570%, 12/01/11	250

	Total Certificates of Deposit (Cost $3,700)	3,699

Commercial Paper — 2.0%
400	BPCE S.A., (France), 0.496%, 04/05/11 (n)	399

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES
Investment Company — 0.3%
63	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 0.040% (b) (l) (Cost $63)	63

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — Continued
	Total Short-Term Investments (Cost $4,162)	4,161

	Total Investments — 99.5% (Cost $19,899)	19,884

	Other Assets in Excess of Liabilities — 0.5%	104

	NET ASSETS — 100.0%	$19,988

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

GO	—	General Obligation
GTD	—	Guaranteed
PSF	—	Permanent School Fund
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$7
Aggregate gross unrealized depreciation	(22)

Net unrealized appreciation/depreciation	$(15)

Federal income tax cost of investments	$19,899

JPMorgan Managed Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$63	$19,821	$—	$19,884

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 0.9%

New York — 0.9%
15,000	New York City, Series A, 0.320%, 02/09/11 (n) (Cost $15,000)	15,000

Daily Demand Notes — 9.7%

New York — 9.7%
5,600	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.300%, 12/01/10	5,600
	Metropolitan Transportation Authority,
200	Series G, Rev., VRDO, LOC: BNP Paribas, 0.250%, 12/01/10	200
3,200	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 12/01/10	3,200
	New York City,
105	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.290%, 12/01/10	105
5,550	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	5,550
5,420	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.280%, 12/01/10	5,420
800	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.300%, 12/01/10	800
3,350	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.310%, 12/01/10	3,350
1,400	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/10	1,400
4,400	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.250%, 12/01/10	4,400
730	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.240%, 12/01/10	730
2,700	Subseries H-1, GO, VRDO, LOC: Dexia Credit Local, 0.300%, 12/01/10	2,700
5,325	Subseries H-2, GO, VRDO, LOC: Dexia Credit Local, 0.290%, 12/01/10	5,325
1,700	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.240%, 12/01/10	1,700
900	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.280%, 12/01/10	900
4,750	Subseries L-3, GO, VRDO, 0.290%, 12/01/10	4,750
3,105	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.260%, 12/01/10	3,105
3,800	Subseries L-5, GO, VRDO, 0.330%, 12/01/10	3,800
14,500	Subseries L-6, GO, VRDO, 0.230%, 12/01/10	14,500
2,750	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.300%, 12/01/10	2,750
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
26,250	Series BB-1, Rev., VRDO, 0.290%, 12/01/10	26,250
3,950	Series BB-2, Rev., VRDO, 0.320%, 12/01/10	3,950
27,315	Series CC-1, Rev., VRDO, 0.250%, 12/01/10	27,315
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 0.300%, 12/01/10	900
18,400	Series C, Rev., VRDO, 0.320%, 12/01/10	18,400
210	Subseries C-4, Rev., VRDO, 0.300%, 12/01/10	210
3,980	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.290%, 12/01/10	3,980
1,350	New York City, Fiscal 2008, Sub Series J-5, GO, VRDO, 0.330%, 12/01/10	1,350
685	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 12/01/10	685
	Trust for Cultural Resources, Lincoln Center,
9,100	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	9,100
5,650	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/01/10	5,650

	Total Daily Demand Notes (Cost $168,075)	168,075

Municipal Bonds — 12.3%

New York — 12.3%
5,300	Arkport Central School District, GO, BAN, 1.500%, 06/17/11	5,323
9,715	Cheektowaga-Maryvale Union Free School District, GO, BAN, 1.750%, 12/22/10	9,720
14,000	East Islip Union Free School District, GO, TAN, 1.500%, 06/30/11	14,052
10,000	Elmira City School District, GO, BAN, 1.500%, 02/17/11	10,016
2,640	Gouverneur Central School District, School Construction, GO, BAN, 1.750%, 06/24/11	2,652
	Greene Central School District,
5,000	GO, BAN, 1.500%, 06/30/11	5,009
10,000	GO, BAN, 1.750%, 06/30/11	10,023
13,500	Ilion Central School District, GO, BAN, 1.500%, 06/30/11	13,528

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
13,820	Jamestown City School District, GO, BAN, 1.750%, 04/13/11	13,855
15,000	Metropolitan Transportation Authority, RAN, 2.000%, 12/31/10	15,020
25,000	New York Liberty Development Corp., World Trade Center, Series A-2, Rev., VAR, 0.320%, 05/05/11	25,000
11,281	Owego Apalachin Central School District, Series A, GO, BAN, 1.500%, 06/20/11	11,323
14,995	Sullivan County, Series C, GO, BAN, 1.500%, 10/21/11	15,105
7,485	Town of Clarence, GO, BAN, 1.500%, 07/28/11	7,521
15,000	Town of Oyster Bay, Series C, GO, BAN, 1.500%, 11/18/11	15,154
11,385	Town of Poughkeepsie, GO, BAN, 1.250%, 03/18/11	11,402
5,500	Town of Webster, GO, BAN, 1.500%, 10/05/11	5,540
10,000	Union Endicott Central School District, GO, BAN, 1.500%, 06/30/11	10,037
5,860	Village of Solvay, GO, BAN, 1.500%, 02/10/11	5,865
7,000	Waverly Central School District, Series A, GO, BAN, 2.000%, 07/15/11	7,039

	Total Municipal Bonds (Cost $213,184)	213,184

Weekly Demand Notes — 77.0%

New York — 77.0%
6,855	Albany Industrial Development Agency, Albany College of Pharmacy, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.270%, 12/07/10 (m)	6,855
	Austin Trust, Various States,
650	Series 2008-1064, GO, VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/10	650
1,300	Series 2008-1067, Rev., VRDO, LIQ: Bank of America N.A., 0.380%, 12/07/10	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.340%, 12/07/10	8,955
4,750	Series 2008-3006X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.340%, 12/07/10	4,750
2,475	Series 2008-3506, Rev., VRDO, AGM-CR, LIQ: Bank of America N.A., 0.310%, 12/07/10	2,475
7,300	Series 2009-1213, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/10 (e)	7,300
15,310	Dutchess County Industrial Development Agency, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.270%, 12/07/10	15,310
9,670	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Class N, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	9,670
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	225
2,425	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	2,425
	Eclipse Funding Trust, Solar Eclipse, New York,
8,135	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	8,135
15,100	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.280%, 12/07/10	15,100
1,745	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.500%, 12/07/10	1,745
	Metropolitan Transportation Authority,
9,945	Series A, Rev., VRDO, AGM, 0.310%, 12/07/10	9,945
11,385	Series ROCS-RR-II-R-12299, Rev., VRDO, BHAC-CR, MBIA, 0.300%, 12/07/10 (e)	11,385
1,595	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.280%, 12/07/10	1,595
22,700	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.340%, 12/07/10	22,700
24,000	Subseries E-1, Rev., VRDO, LOC: BNP Paribas, 0.270%, 12/07/10	24,000
	Nassau County Interim Finance Authority, Sales Tax Secured,
10,000	Series B, Rev., VRDO, 0.300%, 12/07/10	10,000
6,150	Series E, Rev., VRDO, 0.250%, 12/07/10	6,150
13,080	Nassau Health Care Corp., Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/07/10	13,080
	New York City,

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.290%, 12/07/10	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.300%, 12/07/10	3,800
2,000	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.310%, 12/07/10	2,000
8,700	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	8,700
10,800	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.270%, 12/07/10	10,800
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 12/07/10	6,800
6,900	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.280%, 12/07/10	6,900
6,150	Subseries A-6, GO, VRDO, LOC: Helaba, 0.320%, 12/07/10	6,150
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.300%, 12/07/10	3,550
4,100	Subseries C4, GO, VRDO, LOC: Bank of Tokyo-Mitsubishi UFJ, 0.260%, 12/07/10	4,100
17,000	Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.290%, 12/07/10	17,000
18,700	Subseries F-4-B, GO, VRDO, LOC: Union Bank N.A., 0.330%, 12/07/10	18,700
2,655	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 12/07/10	2,655
11,530	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.260%, 12/07/10	11,530
17,915	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.280%, 12/07/10	17,915
3,125	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 12/07/10	3,125
1,950	New York City Health & Hospital Corp., Health System, Series C, Rev., VRDO, LOC: TD Bank N.A., 0.260%, 12/07/10	1,950
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.310%, 12/07/10	11,400
9,950	New York City Housing Development Corp., Series 2899, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.320%, 12/07/10	9,950
	New York City Housing Development Corp., Multi-Family Housing,
6,900	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	6,900
2,950	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 12/07/10 (e)	2,950
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.270%, 12/07/10	3,400
13,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 12/07/10	13,000
15,000	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/07/10	15,000
33,600	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	33,600
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	2,970
5,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.340%, 12/07/10	5,000
7,000	New York City Housing Development Corp., Multi-Family Housing, Elliott Chelsea Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.340%, 12/07/10	7,000
25,500	New York City Housing Development Corp., Multi-Family Housing, Lexington Courts, Series A, Rev., VRDO, LIQ: FHLMC, 0.300%, 12/07/10	25,500
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	200

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
5,000	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.270%, 12/07/10	5,000
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/07/10	4,760
7,840	New York City Housing Development Corp., Multi-Family Housing, Peter Cintron Apartments, Series C, Rev., VRDO, LOC: FNMA, 0.320%, 12/07/10	7,840
2,200	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/07/10	2,200
300	New York City Housing Development Corp., Multi-Family Housing, Tribeca Tower, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.370%, 12/07/10	300
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.270%, 12/07/10	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.250%, 12/07/10	4,470
8,900	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.280%, 12/07/10	8,900
24,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.270%, 12/07/10	24,600
4,400	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.280%, 12/07/10	4,400
	New York City Transitional Finance Authority,
10,000	Series N-11, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10	10,000
9,900	Series ROCS-RR-II-R-11420, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 12/07/10	9,900
8,470	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.300%, 12/07/10	8,470
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 12/07/10	1,100
	New York City Transitional Finance Authority, Future Tax Secured,
600	Series A-2, Rev., VRDO, 0.270%, 12/07/10	600
10,400	Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.300%, 12/07/10	10,400
8,135	New York City Transitional Finance Authority, New York City Recovery, Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.340%, 12/07/10	8,135
4,505	New York City Trust for Cultural Resources, American Museum Natural, Series B1, Rev., VRDO, 0.250%, 12/07/10	4,505
	New York City, Fiscal 2008,
7,950	Subseries D-3, GO, VRDO, 0.300%, 12/07/10	7,950
12,850	Subseries J-9, GO, VRDO, 0.250%, 12/07/10	12,850
6,530	Subseries J-10, GO, VRDO, 0.250%, 12/07/10	6,530
14,150	Subseries J-11, GO, VRDO, 0.280%, 12/07/10	14,150
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10	5,000
7,914	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10	7,914
19,080	Series 2613, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	19,080
10,000	Series 3226, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10 (e)	10,000
31,170	Series 3232, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10 (e)	31,170
15,000	Series ROCS RR II R-11883, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	15,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
	New York Local Government Assistance Corp.,
950	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 12/07/10	950
120	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 12/07/10	120
3,350	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.350%, 12/07/10 (e)	3,350
	New York State Dormitory Authority,
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR, AGC, LIQ: Citibank N.A., 0.310%, 12/07/10	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 12/07/10 (e)	6,175
8,000	Series ROCS-RR-II-R-11843, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	8,000
	New York State Dormitory Authority, City University,
10,000	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/10	10,000
15,000	Series D, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/07/10	15,000
4,800	New York State Dormitory Authority, Columbia University, Rev., VRDO, 0.230%, 12/07/10	4,800
18,500	New York State Dormitory Authority, Cornell University, Series B, Rev., VRDO, 0.270%, 12/07/10	18,500
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10	15,680
	New York State Dormitory Authority, Mental Health Services,
11,900	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.250%, 12/07/10	11,900
12,000	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.250%, 12/07/10	12,000
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 0.300%, 12/07/10	5,805
13,500	New York State Dormitory Authority, New York Law School, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/07/10	13,500
17,530	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.300%, 12/07/10	17,530
11,300	New York State Dormitory Authority, North Shore-Long Island Jewish Health System, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/07/10	11,300
2,500	New York State Dormitory Authority, Northern Westchester Association, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/07/10	2,500
17,190	New York State Dormitory Authority, Puttable Floating Option, Series 2908, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.470%, 12/07/10	17,190
	New York State Dormitory Authority, Rockefeller University,
7,000	Series A, Rev., VRDO, 0.270%, 12/07/10	7,000
5,400	Series A, Rev., VRDO, 0.300%, 12/07/10	5,400
3,345	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.270%, 12/07/10	3,345
12,000	New York State Dormitory Authority, St. Johns University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	12,000
3,815	New York State Environmental Facilities Corp., MERLOTS, Series B- 20, Rev., VRDO, 0.300%, 12/07/10	3,815
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	2,000
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/07/10	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	700
	New York State Housing Finance Agency, 101 West End,
1,150	Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	1,150
8,600	Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 12/07/10	8,600
5,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	5,000

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
4,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	4,500
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Series A, Rev., VRDO, 0.270%, 12/07/10	2,000
	New York State Housing Finance Agency, 250 West 93rd Street,
1,400	Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 12/07/10	1,400
700	Series 2005-B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 12/07/10	700
	New York State Housing Finance Agency, 345 East 94th Street Housing,
13,100	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 12/07/10	13,100
9,400	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/07/10	9,400
5,800	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 12/07/10	5,800
	New York State Housing Finance Agency, 360 West 43rd Street,
11,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	11,050
400	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 12/07/10	400
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	2,700
30,000	New York State Housing Finance Agency, 8 East 102nd Street Housing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/07/10	30,000
12,000	New York State Housing Finance Agency, Avalon Bowery Place ll, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	12,000
3,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	3,450
4,085	New York State Housing Finance Agency, Clarkston Housing, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/07/10	4,085
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.370%, 12/07/10	1,150
10,000	New York State Housing Finance Agency, Historic Front Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 12/07/10	10,000
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	5,800
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.370%, 12/07/10	6,800
3,900	New York State Housing Finance Agency, Multi-Family Housing, Secured Mortgage Program, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 12/07/10	3,900
6,890	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 12/07/10	6,890
6,230	New York State Housing Finance Agency, Ocean Park Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.370%, 12/07/10	6,230
4,920	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 12/07/10	4,920
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.300%, 12/07/10	3,820
	New York State Housing Finance Agency, Theater Row,
13,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 12/07/10	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.250%, 12/07/10	3,400
22,210	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 12/07/10	22,210

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
17,750	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	17,750
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 12/07/10	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	6,700
5,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	5,700
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	5,700
5,455	New York State Urban Development Corp., State Facilities, Series A3B, Rev., VRDO, 0.310%, 12/07/10	5,455
	Nuveen Insured,
20,000	0.480%, 12/07/10	20,000
20,000	0.550%, 12/07/10	20,000
2,500	Oneida County Industrial Development Agency, Rev., VRDO, LOC: NBT Bank N.A., 0.280%, 12/07/10	2,500
1,040	Oneida County Industrial Development Agency, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.280%, 12/07/10	1,040
3,550	Onondaga County Industrial Development Agency, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.610%, 12/07/10	3,550
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.360%, 12/07/10 (e)	9,665
	Puttable Floating Option Tax-Exempt Receipts,
5,000	Series 4645, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.310%, 12/07/10 (e)	5,000
13,815	Series 4676, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.310%, 12/07/10 (e)	13,815
3,075	Rockland County Industrial Development Agency, Jawonio Inc. Project, Rev., VRDO, LOC: TD Banknorth N.A., 0.220%, 12/07/10	3,075
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.360%, 12/07/10	5,000
5,315	Suffolk County Industrial Development Agency, Guide Dog Foundation, Inc., Rev., VRDO, LOC: Bank of New York, 0.270%, 12/07/10	5,315
	Triborough Bridge & Tunnel Authority,
8,915	Series A, Rev., VRDO, 0.310%, 12/07/10	8,915
9,995	Series ROCS-II-R-194, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 12/07/10	9,995
7,060	Subseries B-3, Rev., VRDO, 0.280%, 12/07/10	7,060
2,675	Subseries B-4, Rev., VRDO, 0.310%, 12/07/10	2,675
9,590	Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.270%, 12/07/10	9,590
14,700	Trust for Cultural Resources, Solomon R Guggenheim, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 12/07/10	14,700
3,300	Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 12/07/10	3,300
3,885	Westchester County Industrial Development Agency, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.270%, 12/07/10	3,885
5,400	Westchester County Industrial Development Agency, Northern Westchester Hospital, Rev., VRDO, LOC: Commerce Bank N.A., 0.250%, 12/07/10	5,400

	Total Weekly Demand Notes (Cost $1,335,459)	1,335,459

	Total Investments — 99.9% (Cost $1,731,718) *	1,731,718

	Other Assets in Excess of Liabilities — 0.1%	1,168

	NET ASSETS — 100.0%	$1,732,886

Percentages indicated are based on net assets.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2010.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when- issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan New York Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$1,731,718	$—	$1,731,718

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the portfolio holdings.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 98.9%
California — 0.7%
	General Obligation — 0.5%
2,000	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,992
2,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	2,368

		4,360

	Water & Sewer — 0.2%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/21	1,688

	Total California	6,048

Colorado — 0.3%
	Transportation — 0.3%
3,000	Denver City & County Apartments, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/11	3,115

District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/18	1,614

Florida — 0.1%
	Water & Sewer — 0.1%
970	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,059

Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/18	871

Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,732

Massachusetts — 0.8%
	Prerefunded — 0.6%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,701

	Special Tax — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/21	1,311

	Total Massachusetts	7,012

Michigan — 0.2%
	Housing — 0.2%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.250%, 12/01/11	2,164

New Jersey — 0.6%
	Other Revenue — 0.6%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	827
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,005
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/15	3,838

	Total New Jersey	5,670

New York — 92.9%
	Certificate of Participation/Lease — 8.8%
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	2,695
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.625%, 01/01/12	1,004
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/16	1,327
	New York State Dormitory Authority, City University System, CONS,
2,850	Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	2,998
10,345	Series A, Rev., COP, AMBAC-TCRS, 5.750%, 07/01/13	10,881

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Certificate of Participation/Lease — Continued
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,501
2,355	Series B, Rev., COP, 6.000%, 07/01/14	2,545
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., COP, AGM, 5.000%, 08/15/11	1,336
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/21	1,110
	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance,
2,000	Series A, Rev., COP, 5.000%, 08/15/15	2,255
2,335	Series B, Rev., COP, 6.000%, 08/15/16	2,642
795	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	929
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., COP, 5.375%, 04/01/13	1,607
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., COP, NATL-RE, 5.300%, 07/01/11	610
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., COP, AGM, 5.750%, 05/15/17	2,195
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., COP, NATL-RE, 6.000%, 05/15/12	2,282
3,725	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	3,923
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,558
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,167
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/21	1,678
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, AGM, 5.250%, 01/01/14	3,284
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	2,094
	New York State Urban Development Corp., Service Contract,
3,500	Series A, Rev., COP, AGM, 5.000%, 01/01/18	4,045
2,000	Series B, Rev., COP, 5.250%, 01/01/23	2,147
3,000	Series B, Rev., COP, 5.250%, 01/01/25	3,189
7,000	Series C, Rev., COP, 5.000%, 01/01/25	7,337
	New York State Urban Development Corp., State Facilities,
1,000	Rev., COP, 5.600%, 04/01/15	1,096
5,450	Rev., COP, NATL-RE-IBC, 5.750%, 04/01/11	5,545
1,345	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., VAR, COP, 5.500%, 01/01/11 (p)	1,351

		81,331

	Education — 6.5%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., NATL-RE, 5.250%, 08/01/11	1,023
	Amherst Industrial Development Agency, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,217
1,000	Series B, Rev., AMBAC, 5.500%, 08/01/15 (f) (i)	1,036
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/25	3,031
2,000	Series S-5, Rev., 5.000%, 01/15/19	2,235
4,875	Series S-5, Rev., 5.000%, 01/15/20	5,332
1,000	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14	1,058
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/14	117
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/20	2,680
	New York State Dormitory Authority, Cornell University,
1,000	Series A, Rev., 5.000%, 07/01/23	1,116
1,180	Series A, Rev., 5.000%, 07/01/24	1,305
5,000	New York State Dormitory Authority, Education, Series A, Rev., 5.000%, 03/15/23	5,442
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/15	1,106

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Education — Continued
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 09/01/12	96
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	570
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,721
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,026
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,172
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,397
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,837
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,669
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,364
1,200	Series A, Rev., NATL-RE, 5.750%, 07/01/11	1,237
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,180
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,198
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/24	1,067
1,235	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/11	1,266
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/18	2,060

		60,558

	General Obligation — 19.0%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/21	2,684
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,851
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,255
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,946
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	828
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/15/16	96
50	GO, NATL-RE, FGIC, 5.500%, 07/15/17	50
60	GO, NATL-RE, FGIC, 5.500%, 07/15/18	61
1,000	Canandaigua City School District, Series A, GO, AGM, 5.375%, 04/01/15	1,064
	Clarkstown Central School District,
605	GO, AGM, 5.000%, 04/15/13	666
255	GO, AGM, 5.250%, 04/15/15	288
	Cleveland Hill Union Free School District, Unrefunded Balance,
275	GO, NATL-RE, FGIC, 5.500%, 10/15/13	276
295	GO, NATL-RE, FGIC, 5.500%, 10/15/14	296
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (p)	1,776
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	304
	Genesee County, Public Improvement,
1,350	GO, 4.000%, 04/15/14	1,478
1,000	GO, 4.000%, 04/15/15	1,107
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,220
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,225
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,156
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,459
1,665	Hewlett-Woodmere Union Free School District, GO, 4.000%, 11/01/22	1,719
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/14	1,070
	Monroe County, Public Improvement,
1,050	GO, 6.000%, 03/01/13	1,152
1,030	GO, NATL-RE, FGIC, 5.000%, 03/01/15	1,066
100	GO, NATL-RE, FGIC, 5.000%, 03/01/16	103
335	GO, NATL-RE-IBC, 6.000%, 03/01/15	387
1,000	GO, NATL-RE-IBC, 6.000%, 03/01/18	1,188
280	Monroe Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	316
	Nassau County,
2,160	Series A, GO, AGC, 5.000%, 05/01/17	2,524
4,920	Series A, GO, AGC, 5.000%, 05/01/22	5,452

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	General Obligation — Continued
1,000	Series C, GO, AGM, 5.000%, 07/01/22	1,098
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,214
2,000	Series F, GO, 5.000%, 10/01/20	2,261
4,280	Nassau County, General Improvement, Series C, GO, AGC, 5.000%, 10/01/24	4,678
	New Rochelle City School District,
1,100	GO, AGC, 5.000%, 12/01/15	1,272
450	Series A, GO, AGM, 5.000%, 12/15/10	451
	New York City,
3,000	Series A-1, GO, 5.250%, 08/15/23	3,280
2,250	Series B, GO, 4.000%, 08/01/14	2,454
1,750	Series B, GO, 5.000%, 08/01/14	1,971
4,000	Series B, GO, NATL-RE, FGIC- TCRS, 5.750%, 08/01/13	4,300
2,000	Series C, GO, 5.000%, 08/01/17	2,301
2,000	Series C, GO, 5.000%, 08/01/19	2,277
3,000	Series C, GO, 5.000%, 01/01/20	3,271
2,000	Series C, GO, 5.000%, 08/01/21	2,231
2,000	Series C, GO, 5.000%, 08/01/22	2,190
5,000	Series D, GO, 5.000%, 02/01/17	5,738
5,000	Series E, GO, AGM, 5.000%, 11/01/17	5,531
2,640	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,853
2,500	Series G, GO, 5.000%, 12/01/19	2,731
3,000	Series G, GO, 5.000%, 08/01/20	3,253
3,000	Series H, GO, 5.000%, 08/01/16	3,297
2,000	Series H-1, GO, 5.125%, 03/01/24	2,169
5,000	Series J, GO, NATL-RE, 5.250%, 05/15/18	5,513
1,000	Series J, Sub Series J-1, GO, AGM, 5.000%, 06/01/20	1,094
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/16	2,812
3,000	Sub Series B-1, GO, 5.250%, 09/01/24	3,264
2,000	Sub Series B-1, GO, 5.250%, 09/01/25	2,161
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/19	3,908
1,000	Sub Series J-1, GO, 5.000%, 05/15/24	1,077
3,000	Sub Series L-1, GO, 5.000%, 04/01/22	3,249
4,330	Sub Series L-1, GO, 5.000%, 04/01/25	4,594
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/18	4,525
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	510
545	Ogdensburg Enlarged City School District, GO, NATL-RE, 4.500%, 06/15/11	556
1,010	Oneida County, GO, NATL-RE, FGIC, 5.500%, 03/15/11	1,025
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/24	3,367
1,230	Series A, GO, 5.250%, 05/15/13	1,269
1,280	Series A, GO, 5.250%, 05/15/14	1,320
1,335	Series A, GO, 5.250%, 05/15/15	1,377
785	Series A, GO, 5.250%, 05/15/16	810
	Onondaga County, Unrefunded Balance,
975	Series A, GO, 5.000%, 05/01/11	995
580	Series A, GO, 5.000%, 05/01/12	617
1,960	Series A, GO, 5.000%, 05/01/12 (p)	2,084
1,565	Series A, GO, 5.250%, 05/15/11 (p)	1,616
870	Orange County, Various Purpose, GO, 3.000%, 07/01/14	926
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,743
775	Red Creek Central School District, GO, AGM, 5.500%, 06/15/14	827
	State of New York,
2,000	Series A, GO, 3.000%, 03/01/16	2,134
5,000	Series A, GO, 5.000%, 02/15/27	5,372
6,260	Series C, GO, 5.000%, 04/15/16	7,130
4,000	Series C, GO, 5.000%, 04/15/17	4,492
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,287
2,675	Series C, GO, 4.000%, 10/15/20	2,842
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/13	1,656
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/14	1,298
1,085	Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,208

		176,542

	Hospital — 2.9%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 08/01/20	3,127
405	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., NATL-RE, 5.500%, 08/01/20	410
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/17	2,495
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,138
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	436
4,875	Sub Series A2, Rev., 5.000%, 07/01/26	5,100
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/21	3,234
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.200%, 11/01/16	2,880
8,115	Sub Series B, Rev., 5.250%, 11/01/12	8,145

		26,965

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Housing — 0.6%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/19	2,126
	New York Mortgage Agency, Homeowner Mortgage,
910	Series 143, Rev., AMT, 4.750%, 10/01/22	920
2,485	Series 156, Rev., 5.000%, 04/01/25	2,541

		5,587

	Industrial Development Revenue/Pollution Control Revenue — 2.6%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/23	4,537
	New York City Transitional Finance Authority, Future Tax,
2,000	Sub Series I-2, Rev., 4.000%, 11/01/17	2,220
1,000	Sub Series I-2, Rev., 5.000%, 11/01/17	1,173
1,400	Sub Series I-2, Rev., 5.000%, 11/01/26	1,518
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.200%, 05/15/14	449
460	Series NYC-02, Rev., 5.750%, 06/15/11	473
700	Series NYC-02, Rev., 5.750%, 06/15/12	754
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,719
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,099
1,000	Series C, Rev., 4.000%, 12/15/15	1,104
2,400	Series C, Rev., 4.000%, 12/15/16	2,657
1,100	Series C, Rev., 5.000%, 12/15/15	1,267
1,350	Series C, Rev., 5.000%, 12/15/16	1,571

		24,541

	Other Revenue — 8.2%
1,500	Albany County Airport Authority, Series A, Rev., AGM, 3.000%, 12/15/14	1,549
2,500	Erie County Industrial Development Agency, City School District, Buffalo Project, Series A, Rev., AGM, 5.750%, 05/01/20	2,923
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 11/15/17	1,776
750	Series A, Rev., AGM, 5.000%, 11/15/19	809
	New York City Transitional Finance Authority, Future Tax Secured,
2,000	Series D, Rev., 5.000%, 11/01/15	2,315
2,000	Series D, Rev., 5.000%, 11/01/16	2,342
1,490	Sub Series A-3, Rev., 4.000%, 08/01/14	1,635
1,000	Sub Series A-3, Rev., 4.000%, 08/01/15	1,109
1,160	Sub Series A-3, Rev., 5.000%, 08/01/16	1,353
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	1,979
	New York Municipal Bond Bank Agency,
1,000	Sub Series A1, Rev., 4.000%, 12/15/15	1,098
3,500	Sub Series A1, Rev., AGM, 5.000%, 05/15/17	3,944
5,000	New York State Dormitory Authority, Court Facilities Lease, New York City Issue, Rev., AMBAC, 5.500%, 05/15/26	5,535
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	3,533
	New York State Dormitory Authority, Mount Sinai Hospital,
2,000	Series A, Rev., 5.000%, 07/01/17	2,195
2,000	Series A, Rev., 5.000%, 07/01/26	2,042
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,315	Series C, Rev., 4.000%, 04/15/17	1,469
2,550	Series C, Rev., 5.000%, 10/15/27	2,777
1,675	New York State Housing Finance Agency, Affordable Housing, Series B, Rev., 1.700%, 05/01/13	1,675
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,271
1,125	New York State Thruway Authority, Local Highway & Bridge Trust Fund, Rev., 5.000%, 04/01/14	1,252
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,526
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	5,888

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — Continued
3,165	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.000%, 01/01/19	3,562
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,540
1,395	Series A, Rev., 5.000%, 06/01/15	1,604
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., AGM, 5.000%, 05/01/21	1,267
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/20	5,361
1,375	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/22	1,359
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/22	2,165
1,000	Series A, Rev., 5.000%, 07/01/23	1,072

		75,925

	Prerefunded — 5.2%
500	Attica Central School District, GO, AGM, 5.000%, 06/15/11 (p)	513
70	Irvington Union Free School District, GO, AGM, 5.000%, 04/01/11 (p)	71
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	5,740
1,875	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	2,125
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,608
5,400	Series A, Rev., NATL-RE, 6.250%, 04/01/11 (p)	5,509
425	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.500%, 02/01/11 (p)	433
	New York State Dormitory Authority, Columbia University,
4,770	Series A, Rev., 5.250%, 07/01/11 (p)	4,958
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.750%, 06/15/11 (p)	1,637
1,000	Series A, Rev., 5.750%, 06/15/12 (p)	1,081
2,950	Series NYC-02, Rev., 5.750%, 06/15/11 (p)	3,038
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,500	Series A, Rev., 5.375%, 03/15/12 (p)	5,830
	Onondaga County,
200	Series A, GO, 5.000%, 05/01/11 (p)	204
510	Series A, GO, 5.000%, 05/01/12 (p)	542
275	Shenendehowa Central School District, Clifton Park, GO, AGM, 5.500%, 07/15/11 (p)	284
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	117
3,595	Series X, Rev., 6.625%, 01/01/12 (p)	3,717

		48,413

	Resource Recovery — 0.1%
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., AGM, 5.500%, 04/01/11	1,016

	Special Tax — 14.2%
	Nassau County Interim Finance Authority, Sales Tax Secured,
1,000	Series A, Rev., 5.000%, 11/15/20	1,149
1,000	Series A, Rev., 5.000%, 11/15/21	1,132
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S- 1, Rev., AGM-CR, FGIC, 5.000%, 07/15/23	3,207
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/24	1,574
1,500	Series S-4, Rev., 5.125%, 01/15/24	1,587
	New York City Transitional Finance Authority, Future Tax Secured,
3,000	Series A, Rev., 5.000%, 05/01/23	3,291
1,545	Series A, Rev., 5.000%, 05/01/26	1,664
1,170	Series A, Rev., 5.250%, 11/01/19	1,370
4,700	Series A, Rev., VAR, 5.500%, 11/01/26	4,891
1,000	Series B, Rev., 5.000%, 11/01/18	1,148
3,000	Series B, Rev., 5.000%, 11/01/20	3,336
2,845	Series B, Rev., 5.000%, 11/01/22	3,162
3,955	Series D, Rev., 5.000%, 11/01/24	4,343
3,250	Series D, Rev., 5.000%, 11/01/25	3,548
5,000	Sub Series C-1, Rev., 5.000%, 11/01/19	5,684
50	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/13	51

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Special Tax — Continued
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,341
	New York Local Government Assistance Corp.,
5,000	Series C, Rev., 5.000%, 04/01/14	5,631
1,960	Series E, Rev., AGM-CR, 6.000%, 04/01/14	2,157
6,000	Sub Series A-5/6, Rev., 5.500%, 04/01/19	7,180
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/18	3,434
2,500	Series A, Rev., 5.000%, 04/01/20	2,803
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/23	4,420
3,000	Series A, Rev., 5.250%, 02/15/24	3,297
3,455	Series B, Rev., 5.250%, 02/15/21	3,893
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/20	2,251
5,270	Series B, Rev., 5.000%, 03/15/22	5,795
3,100	Series C, Rev., 5.000%, 03/15/24	3,327
3,000	Series C, Rev., 5.000%, 03/15/25	3,202
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/22	5,498
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/17	1,972
1,000	Series A, Rev., 5.000%, 12/15/22	1,094
1,000	Series A, Rev., 5.250%, 12/15/17	1,181
2,000	Series A, Rev., 5.250%, 12/15/18	2,353
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	590
1,295	Series A, Rev., 5.000%, 03/15/25	1,392
2,890	Series A, Rev., 5.000%, 03/15/26	3,088
2,705	Series A, Rev., 5.000%, 03/15/27	2,871
	New York State Thruway Authority,
1,325	Series A, Rev., 5.000%, 03/15/19	1,490
2,455	Series A, Rev., 5.000%, 03/15/22	2,660
3,700	Series A, Rev., 5.250%, 03/15/19	4,317
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/21	5,505
5,000	Series A-1, Rev., 5.000%, 12/15/24	5,349
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,777

		132,005

	Transportation — 15.8%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008C, Rev., 6.250%, 11/15/23	2,276
1,000	Series A, Rev., 5.100%, 11/15/23	1,094
1,000	Series A, Rev., 5.125%, 11/15/24	1,086
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,168
1,000	Series B, Rev., 5.250%, 11/15/22	1,106
2,000	Series B, Rev., 5.250%, 11/15/24	2,176
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	19,857
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,638
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,126
	New York State Thruway Authority,
1,800	Series A, Rev., 5.000%, 04/01/16	2,091
5,000	Series A, Rev., 5.000%, 03/15/17	5,792
1,550	Series A, Rev., 5.000%, 03/15/20	1,744
6,000	Series A, Rev., 5.000%, 04/01/26	6,497
3,000	Series A-1, Rev., 5.000%, 04/01/26	3,211
8,695	Series B, Rev., 5.000%, 04/01/22	9,518
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,301
2,000	Rev., 5.000%, 04/01/19	2,268
2,000	Rev., 5.000%, 04/01/20	2,229
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/20	2,739
1,500	Series A, Rev., 5.000%, 04/01/22	1,634
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/21	2,691
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/20	1,091
2,500	Series B, Rev., 5.000%, 04/01/22	2,707
5,000	Series B, Rev., 5.000%, 04/01/24	5,340
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,702
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/16	3,298
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/17	5,691
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/20	2,187
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/21	3,239
1,375	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	1,455

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Transportation — Continued
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 10/15/21	3,131
1,500	149th Series, Rev., 5.000%, 11/15/18	1,717
4,000	151st Series, Rev., 5.250%, 09/15/23	4,201
5,000	152nd Series, Rev., 5.000%, 11/01/22	5,183
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/21	6,905
1,500	Series A-2, Rev., 5.000%, 11/15/23	1,633
4,900	Series C, Rev., 5.000%, 11/15/21	5,424
3,800	Series C, Rev., 5.000%, 11/15/23	4,138
5,000	Series D, Rev., 5.000%, 11/15/23	5,434

		146,718

	Utility — 1.8%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 12/01/19	2,717
2,000	Series B, Rev., 5.625%, 04/01/24	2,192
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/17	1,121
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/21	3,573
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/18	1,105
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	3,444
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/20	2,779

		16,931

	Water & Sewer — 7.2%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/19	923
700	Series B, Rev., NATL-RE, 5.000%, 10/01/20	736
2,500	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/20	2,825
9,525	New York City Municipal Water Finance Authority, 2nd Generation, Series FF, Rev., 5.000%, 06/15/25	10,369
	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal Year 2010,
1,000	Series BB, Rev., 5.000%, 06/15/14	1,128
2,000	Series BB, Rev., 5.000%, 06/15/21	2,233
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/22	3,314
1,500	Series B, Rev., 5.000%, 06/15/18	1,674
7,355	Series B, Rev., 5.000%, 06/15/19	8,209
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/19	5,893
	New York State Environmental Facilities Corp.,
1,450	Series A, Rev., 5.000%, 06/15/14	1,643
1,000	Series A, Rev., 5.000%, 06/15/15	1,154
1,485	Series A, Rev., 5.000%, 06/15/26	1,627
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,149
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/15	2,129
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	4,955
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/14	3,432
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.625%, 07/15/12	4,443
4,490	Series B, Rev., 5.700%, 07/15/13	4,509
4,650	Series B, Rev., 5.700%, 07/15/14	4,669

		67,014

	Total New York	863,546

Ohio — 0.3%
	Housing — 0.1%
1,030	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 09/01/16	1,063

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Municipal Bonds — Continued
	Other Revenue — 0.2%
2,655	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/24	2,182

	Total Ohio	3,245

Puerto Rico — 1.2%
	General Obligation — 0.6%
4,000	Commonwealth of Puerto Rico, GO, NATL-RE, 5.750%, 07/01/11	4,109
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, AGM-CR, 5.500%, 07/01/12	1,189
210	Series A, GO, 5.500%, 07/01/18	225

		5,523

	Other Revenue — 0.2%
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,545

	Transportation — 0.4%
	Puerto Rico Highway & Transportation Authority,
2,000	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,151
1,105	Series Z, Rev., AGM, 6.250%, 07/01/16	1,272

		3,423

	Utility — 0.0% (g)
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	519

	Total Puerto Rico	11,010

Texas — 0.5%
	General Obligation — 0.5%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,493
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,747

	Total Texas	4,240

Virgin Islands — 0.4%
	Other Revenue — 0.4%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/19	4,048

Wisconsin — 0.4%
	General Obligation — 0.3%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/16	2,846

	Hospital — 0.1%
1,250	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	1,259

	Total Wisconsin	4,105

	Total Municipal Bonds (Cost $877,963)	919,479

SHARES
Short-Term Investment — 0.3%
	Investment Company — 0.3%
2,372	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $2,372)	2,372

	Total Investments — 99.2% (Cost $880,335)	921,851

	Other Assets in Excess of Liabilities — 0.8%	7,811

	NET ASSETS — 100.0%	$929,662

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $4,571,000 which amounts to 0.5% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,412
Aggregate gross unrealized depreciation	(896)

Net unrealized appreciation/depreciation	$41,516

Federal income tax cost of investments	$880,335

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
General Obligation	$—	$4,360	$—	$4,360
Water & Sewer	—	1,688	—	1,688

Total California	—	6,048	—	6,048

Colorado
Transportation	—	3,115	—	3,115
District of Columbia
Certificate of Participation/Lease	—	1,614	—	1,614
Florida
Water & Sewer	—	—	1,059	1,059
Hawaii
Water & Sewer	—	871	—	871
Louisiana
General Obligation	—	1,732	—	1,732
Massachusetts
Prerefunded	—	5,701	—	5,701
Special Tax	—	1,311	—	1,311

Total Massachusetts	—	7,012	—	7,012

Michigan
Housing	—	2,164	—	2,164
New Jersey
Other Revenue	—	5,670	—	5,670
New York
Certificate of Participation/Lease	—	81,331	—	81,331
Education	—	58,305	2,253	60,558
General Obligation	—	176,542	—	176,542
Hospital	—	26,965	—	26,965
Housing	—	5,587	—	5,587
Industrial Development
Revenue/Pollution Control
Revenue	—	24,541	—	24,541
Other Revenue	—	75,925	—	75,925
Prerefunded	—	48,413	—	48,413
Resource Recovery	—	1,016	—	1,016
Special Tax	—	132,005	—	132,005
Transportation	—	146,718	—	146,718
Utility	—	16,931	—	16,931
Water & Sewer	—	67,014	—	67,014

Total New York	—	861,293	2,253	863,546

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Ohio
Housing	—	1,063	—	1,063
Other Revenue	—	2,182	—	2,182

Total Ohio	—	3,245	—	3,245

Puerto Rico
General Obligation	—	5,523	—	5,523
Other Revenue	—	1,545	—	1,545
Transportation	—	3,423	—	3,423
Utility	—	519	—	519

Total Puerto Rico	—	11,010	—	11,010

Texas
General Obligation	—	4,240	—	4,240
Virgin Islands
Other Revenue	—	4,048	—	4,048
Wisconsin
General Obligation	—	2,846	—	2,846
Hospital	—	—	1,259	1,259

Total Wisconsin	—	2,846	1,259	4,105

Total	—	914,908	4,571	919,479

Short-Term Investments
Investment Company	2,372	—	—	2,372

Total Investments in Securities	$2,372	$914,908	$4,571	$921,851

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2010.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Florida - Water & Sewer	$1,093	$—	$(21)	$(8)	$(5)	$—	$—	$1,059
New York - Education	2,296	—	(34)	(9)	—	—	—	2,253
New York - General Obligation	1,704	—	—	—	—	—	(1,704)	—
Wisconsin - Hospital	1,278	—	(19)	—	—	—	—	1,259

Total	$6,371	$—	$(74)	$(17)	$(5)	$—	$(1,704)	$4,571

Transfers from Level 2 to Level 3 or from Level 3 to 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(74,000).

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Certificates of Deposit — 50.8%
523,000	ABN Amro Bank N.V., 0.285%, 12/15/10	523,001
	Australia & New Zealand Banking Group Ltd.,
138,000	0.310%, 03/17/11	138,000
125,000	0.310%, 05/19/11	124,983
285,000	0.320%, 03/14/11	285,000
250,000	0.340%, 05/11/11	250,000
9,000	0.340%, 05/19/11	9,000
250,000	0.340%, 05/26/11	250,000
480,000	Banco Bilbao Vizcaya Argentaria S.A., 0.355%, 12/22/10	480,001
	Bank of Montreal,
200,000	0.250%, 12/23/10	200,000
200,000	0.250%, 01/05/11	200,000
	Bank of Nova Scotia,
274,000	0.250%, 12/14/10	274,000
844,000	0.250%, 01/11/11	844,000
150,000	0.250%, 01/12/11	150,000
840,000	0.260%, 01/07/11	840,000
460,000	0.310%, 07/15/11	460,000
200,000	0.310%, 07/21/11	200,000
269,000	0.320%, 07/08/11	269,000
488,150	0.430%, 09/06/11	488,150
173,000	0.430%, 09/07/11	173,000
150,000	0.430%, 09/09/11	150,000
300,000	0.430%, 09/12/11	300,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
871,000	0.280%, 01/18/11	871,000
109,600	0.380%, 03/14/11	109,600
348,000	0.380%, 05/02/11	348,000
75,000	0.400%, 02/22/11	75,000
137,470	0.410%, 02/16/11	137,470
661,000	0.450%, 02/16/11	661,000
283,000	0.530%, 02/04/11	283,000
	Banque Federative du Credit Mutuel,
377,000	0.310%, 12/03/10	377,000
381,000	0.310%, 12/14/10	381,001
512,000	0.330%, 01/05/11	512,005
335,000	0.350%, 12/01/10	335,000
88,000	0.360%, 12/02/10	88,000
	Barclays Bank plc,
675,000	0.354%, 05/03/11	675,000
690,000	0.356%, 04/18/11	690,000
850,000	0.400%, 03/07/11	850,000
530,000	0.400%, 03/10/11	530,000
	BNP Paribas,
360,000	0.340%, 03/22/11	360,000
500,000	0.343%, 03/22/11	500,000
240,000	0.343%, 04/29/11	240,000
1,064,000	0.353%, 04/20/11	1,064,000
471,000	0.380%, 05/02/11	471,000
465,000	0.400%, 04/01/11	465,000
966,730	0.400%, 05/03/11	966,730
593,000	0.580%, 02/07/11	593,000
	BPCE,
100,000	0.315%, 02/18/11	100,001
650,000	0.320%, 02/07/11	650,012
	Caisse des Depots et Consignations,
100,000	0.305%, 02/01/11	100,001
500,000	0.310%, 02/01/11	500,009
548,000	0.310%, 02/07/11	548,000
482,000	0.330%, 01/14/11	482,000
87,000	0.570%, 09/13/11	87,000
400,000	0.580%, 09/02/11	400,030
220,000	Clydesdale Bank plc, 0.380%, 02/11/11	220,004
	Commonwealth Bank of Australia Ltd.,
963,000	0.255%, 01/10/11	963,005
400,000	0.270%, 02/01/11	400,000
531,000	0.273%, 02/18/11	531,003
240,000	0.340%, 05/26/11	240,000
	Credit Agricole S.A.,
505,000	0.280%, 02/17/11	505,000
700,000	0.300%, 12/01/10	700,000
250,000	0.300%, 12/01/10	250,000
468,000	0.300%, 12/10/10	468,000
376,000	0.300%, 12/23/10	376,000
803,000	0.300%, 01/14/11	803,000
500,000	Credit Industriel Et Commercial, 0.320%, 01/06/11	500,005
	Credit Suisse First Boston,
631,000	0.310%, 04/15/11	631,000
428,000	0.310%, 04/27/11	428,000
582,000	0.310%, 05/11/11	582,000
365,000	Danske Bank A/S, 0.270%, 12/14/10	365,000
	Deutsche Bank AG,
550,000	0.320%, 04/18/11	550,000
659,000	0.340%, 04/04/11	659,000
817,000	0.340%, 05/16/11	817,000
696,000	0.350%, 05/26/11	696,000
	DnB NOR Bank ASA,
339,000	0.240%, 12/13/10	338,999
173,000	0.255%, 12/16/10	173,000
538,000	0.255%, 12/23/10	538,002
	DZ Bank AG,
300,000	0.280%, 12/14/10	300,000
284,000	0.280%, 12/16/10	284,000
	HSBC Bank plc,
300,000	0.310%, 03/10/11	300,004
543,000	0.340%, 06/01/11	543,000
285,000	0.345%, 05/19/11	285,007
300,000	0.465%, 09/16/11	300,000
215,000	0.510%, 08/23/11	215,000
750,000	0.530%, 08/22/11	750,000
600,000	0.570%, 08/19/11	600,021
73,000	0.580%, 08/16/11	73,000
580,000	0.590%, 08/16/11	580,021
	ING Bank N.V.,
834,000	0.260%, 12/17/10	834,000
560,000	0.270%, 12/03/10	560,000
167,000	0.270%, 01/19/11	167,000
826,000	0.300%, 02/03/11	826,000
558,000	Intesa Sanpaolo S.p.A., 0.270%, 12/15/10	558,000
	Lloyds TSB Bank plc,

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Certificates of Deposit — 50.8% Continued
530,000	0.260%, 12/17/10	530,000
488,000	0.260%, 12/20/10	488,001
	Mitsubishi UFJ Trust & Banking Corp.,
45,000	0.290%, 12/02/10	45,000
100,000	0.290%, 01/06/11	100,000
126,000	0.300%, 02/10/11	126,000
25,000	0.300%, 02/11/11	25,000
200,000	0.320%, 01/14/11	200,000
216,000	0.330%, 02/11/11	216,002
100,000	0.350%, 03/03/11	100,000
150,000	0.385%, 05/05/11 (n)	149,752
100,000	0.390%, 05/06/11	100,000
155,000	0.400%, 05/31/11	155,000
115,000	0.410%, 02/14/11	115,000
160,000	0.470%, 04/29/11	160,007
	Mizuho Corporate Bank Ltd.,
500,000	0.270%, 01/13/11	500,000
220,000	0.270%, 01/21/11	220,000
300,000	0.280%, 01/06/11	300,000
250,000	0.280%, 01/07/11	250,000
100,800	0.280%, 01/20/11	100,800
200,000	0.280%, 01/25/11	200,000
854,000	0.290%, 02/03/11	854,000
	National Australia Bank Ltd.,
250,000	0.250%, 01/13/11	250,000
100,000	0.310%, 12/10/10	100,001
273,500	0.315%, 05/10/11	273,506
473,000	0.335%, 03/07/11	473,006
560,000	0.350%, 02/28/11	560,007
	National Bank of Canada,
255,875	0.270%, 01/14/11	255,875
660,000	0.290%, 01/04/11	660,000
802,000	Natixis, 0.400%, 10/17/11	802,000
	Nederlandse Waterschapsbank N.V.,
112,000	0.395%, 04/06/11 (n)	111,845
274,000	0.515%, 01/31/11 (n)	273,762
	Nordea Bank Finland plc,
394,000	0.260%, 01/10/11	394,000
294,000	0.260%, 01/12/11	294,000
400,000	0.330%, 03/02/11	400,000
700,000	0.335%, 03/03/11	700,009
100,000	0.340%, 05/24/11	100,000
300,000	0.365%, 02/17/11	300,000
	Norinchukin Bank-New York,
315,000	0.320%, 12/22/10	315,000
192,693	0.320%, 12/23/10	192,693
369,000	0.330%, 01/19/11	369,000
267,000	0.330%, 01/24/11	267,000
100,000	0.330%, 01/28/11	100,000
498,000	0.330%, 02/07/11	498,000
	Rabobank Australia Ltd.,
82,000	0.350%, 05/16/11 (n)	81,868
52,000	0.445%, 02/07/11 (n)	51,956
	Rabobank Nederland N.V.,
536,000	0.312%, 08/30/11	536,000
330,000	0.330%, 04/06/11	330,000
567,800	0.333%, 10/21/11	567,800
200,000	0.390%, 02/09/11	199,996
544,000	0.460%, 09/06/11	544,042
325,000	0.475%, 08/19/11	325,000
565,000	0.495%, 09/13/11	565,023
594,220	0.500%, 08/17/11	594,220
	Royal Bank of Canada,
273,000	0.400%, 09/07/11	273,000
410,000	0.400%, 09/12/11	410,000
	Shizuoka Bank,
60,000	0.270%, 12/03/10	60,000
50,000	0.300%, 12/06/10	50,000
	Societe Generale,
464,000	0.280%, 12/14/10	464,000
72,000	0.280%, 12/16/10	72,000
288,000	0.280%, 12/17/10	288,000
773,500	0.280%, 12/22/10	773,500
1,064,750	0.280%, 01/07/11	1,064,750
199,400	0.310%, 02/03/11	199,400
	Sumitomo Mitsui Banking Corp.,
500,000	0.280%, 02/01/11	499,996
398,500	0.300%, 01/18/11	398,500
45,000	0.300%, 01/20/11	45,000
564,000	0.315%, 05/12/11	564,000
242,000	0.338%, 04/25/11	242,000
175,000	0.360%, 03/18/11	175,000
280,000	0.370%, 03/14/11	280,000
316,000	0.370%, 03/16/11	316,000
	Sumitomo Trust & Banking Co., Ltd.,
170,000	0.290%, 12/27/10	170,000
238,000	0.300%, 01/14/11	238,000
100,000	0.300%, 02/18/11	100,000
	Svenska Handelsbanken, Inc.,
546,000	0.263%, 12/10/10	546,000
520,000	0.270%, 02/22/11	520,000
165,000	0.300%, 01/07/11	165,001
500,000	0.325%, 03/08/11	500,007
164,000	Toronto Dominion Bank, 0.300%, 03/14/11	164,000
	UBS AG,
887,000	0.250%, 01/07/11	887,000
686,000	0.260%, 01/12/11	686,000
180,000	Unicredit Bank AG, 0.260%, 12/10/10	180,000
	Westpac Banking Corp.,
269,000	0.300%, 04/21/11	269,000
500,000	0.300%, 05/03/11	500,000

	Total Certificates of Deposit (Cost $67,487,390 )	67,487,390

Commercial Paper — 18.6% (n)
	Antalis U.S. Funding Corp.,
52,230	0.300%, 12/07/10 (e) (m)	52,227
96,580	0.300%, 12/09/10 (e) (m)	96,574
30,000	Arabella Finance LLC, 0.470%, 12/09/10 (e) (m)	29,997
	Argento Variable Funding LLC,
250,000	0.280%, 12/15/10 (e) (m)	249,973
150,000	0.290%, 01/04/11 (e) (m)	149,959

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
	Atlantis One Funding Corp.,
176,000	0.331%, 04/04/11 (e) (m)	175,800
563,000	0.331%, 05/04/11 (e)	562,205
211,337	0.331%, 05/09/11 (e)	211,029
241,200	0.361%, 02/16/11 (e) (m)	241,014
	Australia & New Zealand Banking Group Ltd.,
250,000	0.250%, 01/06/11 (e)	249,938
470,000	0.341%, 05/27/11	469,214
450,000	0.361%, 05/31/11	449,185
889,000	Bank of America Corp., 0.250%, 12/14/10	888,920
61,000	Banque Et Caisse D’Epargne De L’Etat, 0.250%, 12/07/10	60,998
417,100	Barclays U.S. Funding Corp., 0.381%, 05/18/11	416,360
60,000	Belmont Funding LLC, 0.450%, 12/13/10 (e)	59,991
	BNP Paribas,
162,000	0.401%, 05/03/11	161,725
10,000	0.582%, 02/07/11	9,989
	BPCE,
248,000	0.300%, 01/31/11 (e)	247,874
176,000	0.310%, 01/21/11 (e)	175,922
235,000	0.330%, 01/04/11 (e)	234,927
	Cancara Asset Securitisation LLC,
280,000	0.280%, 12/20/10 (e)	279,959
100,000	0.280%, 01/21/11 (e)	99,960
50,000	0.290%, 01/10/11 (e)	49,984
150,000	0.290%, 01/14/11 (e)	149,947
110,000	0.290%, 01/20/11 (e)	109,956
281,500	0.292%, 01/18/11 (e)	281,390
	Commonwealth Bank of Australia Ltd.,
433,000	0.253%, 01/06/11 (e)	432,890
250,000	0.255%, 01/07/11 (e)	249,935
125,500	0.260%, 12/03/10 (e)	125,498
95,000	0.300%, 03/09/11 (e)	94,922
500,000	0.300%, 03/14/11	499,571
48,000	Credit Agricole S.A., 0.300%, 01/14/11	47,982
25,000	Deutsche Bank Financial LLC, 0.341%, 05/16/11	24,961
863,500	DnB NOR Bank ASA, 0.255%, 12/03/10	863,488
253,360	Ebbets Funding LLC, 0.450%, 12/07/10 (e)	253,341
	Erste Finance Delaware LLC,
103,400	0.240%, 12/01/10 (e)	103,400
340,575	0.290%, 12/07/10 (e)	340,559
97,600	Gemini Securitization Corp. LLC, 0.270%, 12/13/10 (e)	97,591
	General Electric Capital Corp.,
400,000	0.220%, 12/01/10	400,000
333,999	0.250%, 12/09/10	333,980
499,000	0.250%, 12/10/10	498,969
250,000	General Electric Capital Services, Inc., 0.250%, 02/16/11	249,866
	Grampian Funding LLC,
160,000	0.270%, 12/16/10 (e)	159,982
369,000	0.280%, 12/09/10 (e)	368,977
360,000	0.280%, 12/13/10 (e)	359,967
	Intesa Funding LLC,
200,000	0.265%, 12/14/10	199,981
300,000	0.270%, 12/13/10	299,973
450,000	0.280%, 01/12/11	449,853
	Kreditanstalt Fur Wiederaufbau,
30,000	0.300%, 02/18/11 (e)	29,981
50,000	0.331%, 02/09/11 (e)	49,968
200,000	0.351%, 02/17/11 (e)	199,848
180,000	0.431%, 02/04/11 (e)	179,860
100,000	Liberty Street Fund Corporation, 0.250%, 12/01/10 (e)	100,000
231,000	Macquarie Bank Ltd., 0.330%, 12/07/10 (e)	230,987
25,000	Manhattan Asset Funding Co. LLC, 0.290%, 01/24/11 (e)	24,989
	MetLife Short Term Funding LLC,
24,249	0.250%, 12/06/10 (e)	24,248
40,000	0.260%, 02/07/11 (e)	39,980
33,873	0.264%, 12/13/10 (e)	33,870
25,000	0.270%, 12/20/10 (e)	24,997
143,000	0.270%, 01/06/11 (e)	142,961
240,000	National Australia Funding, Inc., 0.250%, 01/11/11	239,932
	Nordea North America, Inc.,
157,200	0.255%, 12/17/10	157,182
77,000	0.260%, 01/11/11	76,977
184,050	0.361%, 02/07/11	183,925
142,000	0.361%, 02/09/11	141,901
125,000	0.371%, 02/22/11	124,893
	NRW Bank Corp.,
200,000	0.260%, 01/14/11 (e)	199,936
200,000	0.361%, 04/06/11 (e)	199,748
76,000	0.381%, 02/08/11 (e)	75,945
30,000	0.391%, 02/03/11 (e)	29,979
794,000	0.396%, 03/10/11 (e)	793,138
74,500	0.401%, 02/24/11 (e)	74,430
500,000	0.401%, 02/25/11 (e)	499,522
50,000	0.411%, 02/18/11 (e)	49,955
404,000	0.431%, 02/04/11 (e)	403,686
414,000	0.431%, 02/07/11 (e)	413,664
125,000	Private Export Funding Corp., 0.321%, 03/08/11 (e)	124,892
250,000	Rabobank USA Financial Corp., 0.361%, 02/17/11	249,805
60,469	Regency Markets No. 1 LLC, 0.290%, 02/15/11 (e)	60,432
52,000	Rheingold Securitisation Ltd., 0.420%, 12/10/10 (e)	51,995
	Royal Park Investments Funding Corp.,
257,000	0.300%, 01/25/11 (e)	256,882
75,000	0.300%, 01/13/11 (e)	74,973
48,000	0.300%, 02/03/11 (e)	47,975
	Scaldis Capital LLC,
148,000	0.260%, 12/13/10 (e)	147,987

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Commercial Paper — Continued
245,000	0.270%, 12/17/10 (e)	244,971
69,000	0.270%, 12/03/10 (e)	68,999
214,000	0.270%, 12/08/10 (e)	213,989
92,000	0.270%, 12/09/10 (e)	91,994
25,000	0.270%, 12/15/10 (e)	24,997
	Sheffield Receivables Corp.,
30,000	0.270%, 01/20/11 (e)	29,989
75,000	0.270%, 01/21/11 (e)	74,971
118,000	Societe de Prise de Participation de l’Etat, 0.290%, 04/06/11 (e)	117,880
	Societe Generale North America, Inc.,
286,000	0.280%, 01/07/11	285,918
16,000	0.310%, 02/02/11	15,991
25,000	Starbird Funding Corp., 0.270%, 01/06/11 (e)	24,993
	Straight-A Funding, LLC,
129,450	0.240%, 12/03/10 (e)	129,448
86,993	0.250%, 12/08/10 (e)	86,989
293,000	0.250%, 12/16/10 (e)	292,969
100,000	0.250%, 01/10/11 (e)	99,972
125,000	0.250%, 02/11/11 (e)	124,938
113,091	0.250%, 02/14/11 (e)	113,032
311,377	0.260%, 01/03/11 (e)	311,303
375,000	0.260%, 01/18/11 (e)	374,870
	Sumitomo Mitsui Banking Corp.,
100,000	0.275%, 02/09/11 (e)	99,946
100,000	0.275%, 02/18/11 (e)	99,940
100,000	0.316%, 05/12/11 (e)	99,858
101,000	0.351%, 03/21/11 (e)	100,892
	Surrey Funding Corp.,
50,800	0.300%, 01/10/11 (e)	50,783
40,000	0.300%, 01/11/11 (e)	39,986
	Thames Asset Global Securitization No. 1, Inc.,
63,774	0.250%, 12/07/10 (e)	63,771
236,000	0.260%, 12/01/10 (e)	236,000
78,840	0.260%, 01/13/11 (e)	78,816
186,853	0.260%, 12/06/10 (e)	186,846
68,633	0.270%, 01/12/11 (e)	68,612
29,225	Thunder Bay Funding LLC, 0.260%, 12/08/10 (e)	29,224
121,000	Total Capital Canada Ltd., 0.321%, 03/03/11 (e)	120,901
	Toyota Motor Credit Corp.,
89,500	0.280%, 12/01/10	89,500
61,000	0.280%, 12/08/10	60,997
199,608	0.280%, 12/09/10	199,595
25,000	Unicredito Delaware Inc., 0.300%, 12/15/10	24,997
	Westpac Banking Corp.,
267,000	0.300%, 03/08/11 (e)	266,784
275,000	0.300%, 03/18/11 (e)	274,755
410,000	0.310%, 04/05/11 (e)	409,559
500,000	0.310%, 04/11/11 (e)	499,436
100,000	0.311%, 04/12/11 (e)	99,886
250,000	Westpac Securities NZ Ltd., 0.260%, 01/05/11 (e)	249,937
100,000	0.270%, 12/03/10 (e)	99,999

	Total Commercial Paper (Cost $24,661,379 )	24,661,379

Corporate Notes — 0.4%
Financials — 0.1%
	Commercial Banks — 0.1%
88,000	Kreditanstalt Fur Wiederaufbau, 3.750%, 06/27/11	89,653

Supranational — 0.3%
479,070	World Bank, 0.303%, 07/13/11	479,070

	Total Corporate Notes (Cost $568,723 )	568,723

Discount Note — 0.1% (n)
Supranational — 0.1%
145,000	World Bank, 0.240%, 12/30/10 (Cost $144,972)	144,972

Repurchase Agreements — 10.7%
55,297	Bank of America Securities LLC, 0.250%, dated 11/30/10, due 12/01/10, repurchase price $55,297, collateralized by U.S.Government Agency Securities with a value of $56,403	55,297
1,500,000	Barclays Capital, Inc., 0.240%, dated 11/30/10, due 12/01/10, repurchase price $1,50,010, collateralized by U.S.Government Agency Securities with a value of $1,530,000	1,500,000
3,000,000	Barclays Capital, Inc., 0.240%, dated 11/30/10, due 12/06/10, repurchase price $3,00,120, collateralized by U.S.Government Agency Securities with a value of $3,081,678	3,000,000
97,000	Citigroup, Inc., 0.580%, dated 11/30/10, due 12/01/10, repurchase price $97,002, collateralized by U.S.Government Agency Securities with a value of $99,910	97,000
250,000	Credit Suisse First Boston USA, Inc., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $250,002, collateralized by U.S.Government Agency Securities with a value of $255,003	250,000
531,927	Deutsche Bank Securities, Inc., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $531,931, collateralized by U.S.Government Agency Securities with a value of $542,565	531,927
4,000,000	Deutsche Bank Securities, Inc., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $4,000,028, collateralized by U.S.Government Agency Securities with a value of $4,080,000	4,000,000

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Repurchase Agreements — 10.7% Continued
350,000	Deutsche Bank Securities, Inc., 0.460%, dated 11/30/10, due 12/01/10, repurchase price $350,004, collateralized by U.S. Government Agency Securities with a value of $336,006	350,000
500,000	Goldman Sachs & Co., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $500,003, collateralized by U.S. Government Agency Securities with a value of $510,001	500,000
750,000	Goldman Sachs & Co., 0.250%, dated 11/30/10, due 12/01/10, repurchase price $750,005, collateralized by U.S. Government Agency Securities with a value of $765,000	750,000
1,625,000	Goldman Sachs & Co., 0.250%, dated 11/30/10, due 12/07/10, repurchase price $1,625,068, collateralized by U.S. Government Agency Securities with a value of $1,656,272	1,625,000
150,000	HSBC Securities USA, Inc., 0.350%, dated 11/30/10, due 12/01/10, repurchase price $150,001, collateralized by U.S. Government Agency Securities with a value of $154,502	150,000
445,000	RBS Securities, Inc., 0.530%, dated 11/30/10, due 12/01/10, repurchase price $445,007, collateralized by U.S. Government Agency Securities with a value of $459,811	445,000
1,000,000	UBS Warburg LLC, 0.240%, dated 11/30/10, due 12/06/10, repurchase price $1,000,040, collateralized by U.S. Government Agency Securities with a value of $1,020,000	1,000,000

	Total Repurchase Agreements (Cost $14,254,224 )	14,254,224

Time Deposits — 13.2%
250,000	Banque Federative du Credit Mutuel, 0.280%, 12/01/10	250,000
1,000,000	BNP Paribas, 0.240%, 12/01/10	1,000,000
	Citibank N.A.,
974,575	0.240%, 12/03/10	974,575
500,000	0.250%, 12/07/10	500,000
1,000,000	Commerzbank AG, 0.240%, 12/06/10	1,000,000
1,000,000	Credit Agricole S.A., 0.250%, 12/01/10	1,000,000
700,000	Danske Bank A/S, 0.250%, 12/01/10	700,000
2,000,000	Deutsche Bank AG, 0.250%, 12/01/10	2,000,000
	DZ Bank AG,
350,000	0.240%, 12/01/10	350,000
Time Deposits — 13.2% Continued
400,000	0.250%, 12/06/10	400,000
	KBC Bank N.V.,
1,306,655	0.220%, 12/01/10	1,306,655
	Landesbank Hessen-Thueringen Girozentral,
500,000	0.240%, 12/06/10	500,000
1,000,000	0.250%, 12/01/10	1,000,000
1,450,000	Lloyds TSB Bank plc, 0.260%, 12/01/10	1,450,000
1,405,000	Natixis, 0.260%, 12/01/10	1,405,000
	Royal Bank of Canada,
3,000,000	0.250%, 12/01/10	3,000,000
225,000	Societe Generale, 0.230%, 12/01/10	225,000
500,000	UBS AG, 0.230%, 12/01/10	500,000

	Total Time Deposits (Cost $17,561,230 )	17,561,230

U.S. Government Agency Securities — 6.0%
	Federal Home Loan Bank,
216,000	DN, 0.240%, 01/28/11 (n)	215,916
632,000	VAR, 0.137%, 01/30/12	631,809
409,000	VAR, 0.246%, 11/07/11	408,848
	Federal Home Loan Mortgage Corp.,
195,000	DN, 0.235%, 02/07/11 (n)	194,913
209,750	DN, 0.240%, 01/18/11 (n)	209,683
95,275	DN, 0.240%, 01/24/11 (n)	95,241
550,000	VAR, 0.205%, 12/29/11	549,701
200,000	VAR, 0.213%, 12/14/11	199,917
600,000	VAR, 0.213%, 12/16/11	599,748
566,550	VAR, 0.224%, 04/03/12	566,246
509,900	VAR, 0.253%, 10/26/11	509,714
	Federal National Mortgage Association,
56,500	DN, 0.240%, 01/19/11 (n)	56,481
332,000	DN, 0.240%, 02/02/11 (n)	331,861
495,300	DN, 0.250%, 01/03/11 (n)	495,187
561,000	DN, 0.513%, 05/02/11 (n)	559,792
416,000	VAR, 0.273%, 08/23/12	415,782
1,082,250	VAR, 0.400%, 11/23/12	1,081,812
835,000	VAR, 0.430%, 09/13/12	834,699
	Total U.S. Government Agency Securities (Cost $7,957,350 )	7,957,350

U.S. Treasury Obligation — 0.8%
	U.S. Treasury Bill — 0.8%
1,103,000	0.215%, 12/09/10 (n)	1,102,947
	Total Investments — 100.6% (Cost $133,738,215) *	133,738,215
	Liabilities in Excess of Other Assets — (0.6)%	(818,933)

	NET ASSETS — 100.0%	$132,919,282

Percentages indicated are based on net assets.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

DN	–	Discount Notes
VAR	–	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$133,738,215	$—	$133,738,215

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the portfolio holdings.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
25	GSAMP Trust, Series 2005- WMC2, Class A2B, VAR, 0.513%, 11/25/35 (m)	24
151	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.503%, 11/25/35 (m)	148

	Total Asset-Backed Securities (Cost $176)	172

Collateralized Mortgage Obligations — 0.2%
	Non-Agency CMO — 0.2%
124	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.503%, 03/25/36 (m)	69
260	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.563%, 08/19/45 (m)	181

	Total Collateraliz0ed Mortgage Obligations (Cost $384)	250

U.S. Treasury Obligations — 98.5%
	U.S. Treasury Inflation Indexed Bonds,
3,825	1.750%, 01/15/28	4,233
4,620	2.000%, 01/15/26	5,599
4,010	2.125%, 02/15/40	4,501
6,725	2.375%, 01/15/25	8,967
3,780	2.375%, 01/15/27	4,729
3,765	2.500%, 01/15/29	4,524
1,285	3.375%, 04/15/32	2,134
3,815	3.625%, 04/15/28 (m)	6,900
4,435	3.875%, 04/15/29	8,207
	U.S. Treasury Inflation Indexed Notes,
3,760	0.500%, 04/15/15	3,902
3,840	0.625%, 04/15/13	4,076
5,631	1.250%, 04/15/14	6,122
8,555	1.250%, 07/15/20	9,013
4,050	1.375%, 07/15/18	4,415
4,883	1.375%, 01/15/20	5,260
5,715	1.625%, 01/15/15	7,020
3,935	1.625%, 01/15/18	4,480
5,420	1.875%, 07/15/13	6,850
4,400	1.875%, 07/15/15	5,399
3,900	1.875%, 07/15/19	4,442
3,545	2.000%, 04/15/12	3,934
4,735	2.000%, 01/15/14	6,013
4,368	2.000%, 07/15/14	5,487
4,410	2.000%, 01/15/16	5,359
3,850	2.125%, 01/15/19	4,430
4,880	2.375%, 01/15/17	5,997
4,490	2.500%, 07/15/16	5,541
3,790	2.625%, 07/15/17	4,635
4,920	3.000%, 07/15/12 (k)	6,321

	Total U.S. Treasury Obligations
	(Cost $146,265)	158,490
SHARES
Short-Term Investment — 0.8%
Investment Company — 0.8%
1,336	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m)
	(Cost $1,336)	1,336

	Total Investments —99.6% (Cost $148,161)	160,248
	Other Assets in Excess of
	Liabilities — 0.4%	641

	NET ASSETS — 100.0%	$160,889

Percentages indicated are based on net assets.

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands, except number of contracts)

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 11/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Short Futures Outstanding
(22)	10 Year U.S. Treasury Note	03/22/11	$(2,730)	$7
(2)	30 Year U.S. Treasury Bond	03/22/11	(255)	(3)
(11)	2 Year U.S. Treasury Note	03/31/11	(2,413)	(1)
(15)	5 Year U.S. Treasury Note	03/31/11	(1,798)	(2)

				$1

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
BNP Paribas (†)	U.S. Treasury Inflation Indexed Bonds, 0.500%, 04/15/15	$103.00	12/29/10	$4,600	$28	$—

					$28	$—

(†)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.
[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CMO	—	Collateralized Mortgage Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,225
Aggregate gross unrealized depreciation	(138)

Net unrealized appreciation/depreciation	$12,087

Federal income tax cost of investments	$148,161

JPMorgan Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$1,336	$158,912	$—	$160,248

Appreciation in Other Financial Instruments
Futures Contracts	$7	$—	$—	$7
Swaps	—	28	—	28

Total Appreciation in Other Financial Instruments	$7	$28	$—	$35

Depreciation in Other Financial Instruments
Futures Contracts	$(6)	$—	$—	$(6)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

#	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 1.1%
	ACE Securities Corp.,
14,000	Series 2005-HE4, Class M1, VAR, 0.753%, 07/25/35	13,648
4,880	Series 2005-HE7, Class A1B2, VAR, 0.553%, 11/25/35	3,723
3,466	AH Mortgage Advance Trust, Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e)	3,463
	Asset Backed Funding Certificates,
2,243	Series 2005-HE2, Class M1, VAR, 0.733%, 06/25/35	2,211
3,946	Series 2005-OPT1, Class A2C, VAR, 0.613%, 07/25/35	3,740
	Asset Backed Securities Corp. Home Equity,
6,753	Series 2003-HE7, Class M2, VAR, 2.878%, 12/15/33	5,966
3,317	Series 2005-HE4, Class M1, VAR, 0.673%, 05/25/35	3,299
4,357	Bear Stearns Asset Backed Securities Trust, Series 2004- SD1, Class M2, VAR, 6.744%, 12/25/42	3,742
1,200	Capital One Multi-Asset Execution Trust, Series 2006- A2, Class A, 4.850%, 11/15/13	1,206
2,027	Centex Home Equity, Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	2,013
3,000	Citicorp Residential Mortgage Securities, Inc., Series 2006-1, Class A4, SUB, 5.939%, 07/25/36	2,911
	Citigroup Mortgage Loan Trust, Inc.,
1,850	Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	1,733
5,000	Series 2006-HE1, Class M1, VAR, 0.583%, 01/25/36	3,860
4,964	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	4,983
3,200	Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.733%, 07/25/35	2,984
3,920	Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 0.823%, 07/25/34	3,273
8,365	Morgan Stanley ABS Capital I, Series 2004-OP1, Class M1, VAR, 0.833%, 11/25/34	6,973
649	New Century Home Equity Loan Trust, Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	658
457	Nissan Auto Receivables Owner Trust, Series 2007-A, Class A4, VAR, 0.253%, 06/17/13	457
	Park Place Securities, Inc.,
4,355	Series 2005-WHQ3, Class M1, VAR, 0.673%, 06/25/35	4,049
10,000	Series 2005-WHQ3, Class M2, VAR, 0.703%, 06/25/35	7,715
824	Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	787
2,162	Residential Asset Securities Corp., Series 2005-KS6, Class M2, VAR, 0.703%, 07/25/35	1,781
2,490	Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,550
607	SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, VAR, 0.303%, 10/25/36	596
21,151	Structured Asset Securities Corp., Series 2005-WF4, Class A4, VAR, 0.613%, 11/25/35	19,726
8,300	Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 05/25/34	8,431

	Total Asset-Backed Securities (Cost $109,717)	116,478

Collateralized Mortgage Obligations — 6.1%
	Agency CMO — 1.3%
	Federal Home Loan Mortgage Corp. REMICS,
2,819	Series 2975, Class SJ, IF, IO, 6.397%, 05/15/35	434
68,323	Series 3045, Class DI, IF, IO, 6.477%, 10/15/35	10,102
37,906	Series 3122, Class DS, IF, IO, 6.447%, 03/15/36	6,046
753	Series 3171, Class ST, IF, IO, 6.232%, 06/15/36	122
751	Series 3218, Class AS, IF, IO, 6.327%, 09/15/36	116
3,297	Series 3236, Class IS, IF, IO, 6.397%, 11/15/36	530
3,889	Series 3370, Class SH, IF, IO, 6.197%, 10/15/37	524
20,201	Series 3410, Class SD, IF, IO, 6.747%, 02/15/38	3,329
18,139	Series 3449, Class SL, IF, IO, 6.227%, 03/15/37 (f)	2,610
45,098	Series 3612, Class JI, IO, 4.500%, 05/15/24	4,939
33,829	Series 3743, Class SA, 5.147%, 10/15/40	3,879
41,700	Series 3751, Class MI, IO, 4.000%, 02/15/34	5,186

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Agency CMO — Continued
	Federal National Mortgage Association REMICS,
19,301	Series 2003-22, Class IO, IO, 6.000%, 04/25/33	3,135
11,998	Series 2003-80, Class DI, IO, 5.500%, 10/25/31	1,281
3,317	Series 2004-17, Class DS, IF, IO, 6.897%, 11/25/32	378
680	Series 2004-41, Class SA, IF, IO, 6.897%, 02/25/32	71
10,868	Series 2004-72, Class S, IF, IO, 6.247%, 09/25/34	1,861
12,838	Series 2005-5, Class SD, IF, IO, 6.447%, 01/25/35	1,963
30,352	Series 2005-74, Class SE, IF, IO, 5.847%, 09/25/35	4,362
24,209	Series 2005-79, Class NS, IF, IO, 5.837%, 09/25/35	2,878
12,250	Series 2006-20, Class IG, IF, IO, 6.397%, 04/25/36	1,813
41,570	Series 2006-43, Class SD, IF, IO, 6.347%, 06/25/36	6,080
3,894	Series 2006-69, Class KI, IF, IO, 7.047%, 08/25/36	609
28,212	Series 2006-111, Class SB, IF, IO, 6.367%, 11/25/36	4,492
20,800	Series 2006-113, Class PQ, IF, IO, 6.397%, 07/25/36	3,208
17,673	Series 2007-24, Class SD, IF, IO, 6.497%, 03/25/37	2,738
35,070	Series 2007-26, Class S, IF, IO, 5.847%, 04/25/37	4,654
30,763	Series 2007-55, Class S, IF, IO, 6.507%, 06/25/37	4,745
9,218	Series 2007-109, Class GI, IF, IO, 5.817%, 12/25/37	1,233
18,407	Series 2008-17, Class KS, IF, IO, 6.097%, 11/25/37	2,435
16,046	Series 2008-61, Class S, IF, IO, 5.847%, 07/25/38	2,280
44,808	Series 2008-71, Class SB, IF, IO, 6.231%, 10/25/29	4,082
69,268	Series 2009-87, Class SG, IF, IO, 5.997%, 11/25/39	9,852
18,046	Series 2009-87, Class SX, IF, IO, 5.997%, 11/25/39	2,596
36,890	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	5,702
94,067	Series 2010-139, Class SA, IF, IO, 5.777%, 12/25/40	13,757
	Federal National Mortgage Association STRIPS,
6,818	Series 366, Class 18, IO, 4.000%, 10/01/35	671
7,864	Series 377, Class 2, IO, 5.000%, 10/01/36	1,389
13,488	Series 379, Class 2, IO, 5.500%, 05/01/37	2,191
31,616	Series 390, Class C7, IO, 4.000%, 07/25/23	3,353
49,092	Series 390, Class C8, IO, 4.500%, 07/25/23	5,788
18,989	Government National Mortgage Association, Series 2009-78, Class SD, IF, IO, 5.947%, 09/20/32	2,725

		140,139

	Non-Agency CMO — 4.8%
	American Home Mortgage Assets,
17,614	Series 2006-2, Class 1A1, VAR, 1.302%, 09/25/46	9,205
4,016	Series 2006-2, Class 2A1, VAR, 0.443%, 09/25/46	2,105
	Banc of America Alternative Loan Trust,
13,184	Series 2004-1, Class 1A1, 6.000%, 02/25/34	13,575
6,152	Series 2004-12, Class 2CB1, 6.000%, 01/25/35	6,095
5,307	Series 2005-2, Class 2CB1, 6.000%, 03/25/35	4,871
7,737	Series 2006-4, Class 2A1, 6.000%, 05/25/21	7,183
	Banc of America Funding Corp.,
5,331	Series 2006-1, Class 2A1, 5.500%, 01/25/36	5,207
9,445	Series 2006-3, Class 4A19, 5.750%, 03/25/36	9,083
	Banc of America Mortgage Securities, Inc.,
2,589	Series 2005-10, Class 1A13, 5.500%, 11/25/35	2,534
11,949	Series 2005-11, Class 2A1, 5.250%, 12/25/20	12,056
20,330	Series 2007-3, Class 1A1, 6.000%, 09/25/37	18,142
2,210	Citicorp Mortgage Securities, Inc., Series 2007-2, Class 1A5, 5.750%, 02/25/37	2,205
2,318	Citigroup Mortgage Loan Trust, Inc., Series 2006-4, Class 1A1, 5.500%, 12/25/20	2,122
	CitiMortgage Alternative Loan Trust,
13,965	Series 2006-A1, Class 1A5, 5.500%, 04/25/36	11,770
9,713	Series 2006-A1, Class 1A6, 6.000%, 04/25/36	8,083

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
2,268	Series 2006-A1, Class 2A1, 5.250%, 03/25/21	2,247
15,027	Series 2007-A6, Class 1A5, 6.000%, 06/25/37	11,460
	Countrywide Alternative Loan Trust,
8,877	Series 2003-J1, Class 1A8, 5.250%, 10/25/33	8,990
3,048	Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	3,147
4,079	Series 2004-30CB, Class 1A9, 5.500%, 02/25/35	4,015
4,868	Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	4,773
9,370	Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,890
4,702	Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	4,485
27,566	Series 2005-70CB, Class A5, 5.500%, 12/25/35	26,632
7,511	Series 2005-J11, Class 5A1, 5.500%, 11/25/20	6,569
3,998	Series 2005-J3, Class 3A1, 6.500%, 09/25/34	3,890
13,134	Series 2005-J6, Class 2A1, 5.500%, 07/25/25	12,396
4,921	Series 2006-19CB, Class A15, 6.000%, 08/25/36	4,358
4,968	Series 2006-24CB, Class A1, 6.000%, 06/25/36	4,336
9,640	Series 2006-24CB, Class A23, 6.000%, 06/25/36	7,138
11,827	Series 2006-25CB, Class A9, 6.000%, 10/25/36	9,101
1,919	Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,329
6,638	Series 2006-31CB, Class A3, 6.000%, 11/25/36	5,414
2,004	Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	1,712
1,665	Series 2006-J3, Class 2A1, 4.750%, 12/25/20	1,506
2,387	Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,669
	Countrywide Home Loan Mortgage Pass-Through Trust,
3,456	Series 2005-10, Class A1, 5.500%, 05/25/35	3,313
7,711	Series 2005-20, Class A7, 5.250%, 12/25/27	6,706
3,237	Series 2005-21, Class A2, 5.500%, 10/25/35	3,048
11,787	Series 2006-15, Class A1, 6.250%, 10/25/36	10,580
4,360	Series 2006-20, Class 1A36, 5.750%, 02/25/37	3,838
15,972	Series 2007-16, Class A1, 6.500%, 10/25/37	15,001
23,023	Series 2007-17, Class 1A1, 6.000%, 10/25/37	20,288
	CS First Boston Mortgage Securities Corp.,
5,489	Series 2003-AR24, Class 2A4, VAR, 2.809%, 10/25/33	4,889
2,701	Series 2004-5, Class 4A1, 6.000%, 09/25/34	2,732
4,633	Series 2005-5, Class 1A1, 5.000%, 07/25/20	4,749
5,527	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005-1, Class 2A1, VAR, 5.686%, 02/25/20	5,544
6,847	First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	5,890
11,061	First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	9,867
5,849	Greenpoint Mortgage Funding Trust, Series 2005-AR4, Class 4A1A, VAR, 0.563%, 10/25/45	3,452
2,783	GSR Mortgage Loan Trust, Series 2006-9F, Class 7A1, 4.500%, 07/25/21	2,706
5,000	Homestar Mortgage Acceptance Corp., Series 2004-6, Class M1, VAR, 0.883%, 01/25/35	3,724
	Lehman Mortgage Trust,
16,476	Series 2005-1, Class 7A1, 5.500%, 11/25/20	16,959
6,707	Series 2006-4, Class 3A1, 5.000%, 08/25/21	6,324
8,042	MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	7,173
4,010	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	3,745
	Residential Accredit Loans, Inc.,
8,744	Series 2003-QS20, Class CB, 5.000%, 11/25/18	8,931
2,094	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	1,945
2,517	Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	2,106
	Residential Funding Mortgage Securities I,

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — Continued
8,253	Series 2005-SA2, Class 2A2, VAR, 3.085%, 06/25/35	6,486
12,943	Series 2006-S10, Class 1A1, 6.000%, 10/25/36	11,432
	Structured Asset Securities Corp.,
3,371	Series 2005-6, Class 5A1, 5.000%, 05/25/35	3,299
3,199	Series 2005-17, Class 4A5, 5.500%, 10/25/35	2,636
	Washington Mutual Alternative Mortgage Pass-Through Certificates,
1,834	Series 2005-8, Class 1A8, 5.500%, 10/25/35	1,718
2,858	Series 2006-1, Class 3A2, 5.750%, 02/25/36	2,471
32,719	Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	25,123
	Wells Fargo Mortgage-Backed Securities Trust,
16,392	Series 2006-1, Class A3, 5.000%, 03/25/21	16,344
1,814	Series 2006-11, Class A13, 6.000%, 09/25/36	1,690
4,163	Series 2006-11, Class A8, 6.000%, 09/25/36	3,916
7,307	Series 2006-17, Class A1, 5.500%, 11/25/21	7,458
7,419	Series 2007-3, Class 3A1, 5.500%, 04/25/22	7,663
9,408	Series 2007-5, Class 2A3, 5.500%, 05/25/22	9,303
2,101	Series 2007-11, Class A85, 6.000%, 08/25/37	2,048
1,253	Series 2007-11, Class A96, 6.000%, 08/25/37	1,193

		503,583

	Total Collateralized Mortgage Obligations (Cost $609,054)	643,722

Commercial Mortgage-Backed Securities — 0.3%
2,800	Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	2,913
35,500	Banc of America Large Loan, Inc., Series 2010-HLTN, Class HLTN, VAR, 2.002%, 11/15/15 (e)	31,730
1,323	Morgan Stanley Capital I, Series 2004-HQ3, Class A3, 4.490%, 01/13/41	1,358

	Total Commercial Mortgage- Backed Securities (Cost $34,454)	36,001

Convertible Bond — 0.0% (g)
Materials — 0.0% (g)
	Construction Materials — 0.0% (g)
1,860	U.S. Concrete, Inc., 9.500%, 08/31/15 (e) (Cost $1,860)	2,083

Corporate Bonds — 28.7%
Consumer Discretionary — 6.8%
	Auto Components — 0.3%
7,950	Affinia Group Holdings, Inc., 9.000%, 11/30/14	8,069
3,785	American Axle & Manufacturing, Inc., 7.875%, 03/01/17	3,747
	Goodyear Tire & Rubber Co. (The),
3,290	8.250%, 08/15/20	3,307
780	8.750%, 08/15/20	803
295	10.500%, 05/15/16	323
	Lear Corp.,
845	7.875%, 03/15/18	904
960	8.125%, 03/15/20	1,046
	TRW Automotive, Inc.,
760	7.000%, 03/15/14 (e)	817
2,175	7.250%, 03/15/17 (e)	2,344
4,002	UCI Holdco, Inc., PIK, 9.250%, 12/15/13	4,002

		25,362

	Automobiles — 0.5%
12,600	Ford Holdings LLC, 9.300%, 03/01/30	14,490
	Ford Motor Co.,
1,000	7.400%, 11/01/46	1,006
325	7.500%, 08/01/26	331
750	8.900%, 01/15/32	870
1,900	9.980%, 02/15/47	2,280
	Motors Liquidation Co.,
175	1.500%, 06/01/49 (a)	1,320
1,545	6.250%, 07/15/33 (a)	11,884
170	7.250%, 04/15/41 (m)	1,199
505	7.250%, 07/15/41	3,568
687	7.250%, 02/15/52 (m)	4,853
581	7.375%, 05/15/48	4,105
51	7.375%, 10/01/51 (m)	361
1,735	Oshkosh Corp., 8.250%,
	03/01/17	1,865

		48,132

	Broadcasting & Cable TV — 0.3%
	CCO Holdings LLC/CCO Holdings Capital Corp.,
4,915	7.250%, 10/30/17 (e)	4,964
2,895	7.875%, 04/30/18 (e)	2,996

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
	Corporate Bonds — Continued
		Broadcasting & Cable TV — Continued
		DISH DBS Corp.,
	12,565	7.125%, 02/01/16	12,911
	6,190	7.750%, 05/31/15	6,569
	6,500	Sirius XM Radio, Inc., 8.750%, 04/01/15 (e)	6,841

			34,281

		Distributors — 0.1%
	2,670	American Tire Distributors, Inc., 9.750%, 06/01/17 (e)	2,823
	2,077	KAR Auction Services, Inc., 8.750%, 05/01/14	2,147
	7,225	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	6,575

			11,545

		Diversified Consumer Services — 0.1%
		Service Corp. International,
	5,302	6.750%, 04/01/15	5,461
	1,735	7.000%, 06/15/17	1,785
	1,655	7.000%, 05/15/19	1,655
	2,360	7.375%, 10/01/14	2,578
	2,000	Stewart Enterprises, Inc., 3.125%, 07/15/14	1,898

			13,377

		Hotels, Restaurants & Leisure — 2.2%
	1,885	Boyd Gaming Corp., 7.125%, 02/01/16	1,567
		Chukchansi Economic Development Authority,
	18,185	8.000%, 11/15/13 (e)	11,843
	1,250	VAR, 3.943%, 11/15/12 (e)	819
	1,680	Dave & Buster’s, Inc., 11.000%, 06/01/18	1,814
	2,410	DineEquity, Inc., 9.500%, 10/30/18 (e)	2,494
	2,405	Dunkin Finance Corp., 9.625%, 12/01/18 (e)	2,420
	5,767	FireKeepers Development Authority, 13.875%, 05/01/15 (e)	6,747
CAD	4,000	Gateway Casinos & Entertainment Ltd., (Canada), 8.875%, 11/15/17	4,053
	2,880	GWR Operating Partnership LLP, 10.875%, 04/01/17	2,995
		Harrah’s Operating Co., Inc.,
	13,800	10.000%, 12/15/18	11,661
	12,160	11.250%, 06/01/17	13,254
		Host Hotels & Resorts LP,
	3,030	6.375%, 03/15/15	3,083
	2,805	6.750%, 06/01/16	2,875
	240	9.000%, 05/15/17	267
	18,744	Isle of Capri Casinos, Inc., 7.000%, 03/01/14	17,783
	7,060	Landry’s Restaurants, Inc., 11.625%, 12/01/15	7,484
		Marina District Finance Co., Inc.,
	1,820	9.500%, 10/15/15 (e)	1,720
	4,400	9.875%, 08/15/18 (e)	4,213
	2,000	Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	1,308
	2,000	MCE Finance Ltd., (Cayman Islands), 10.250%, 05/15/18 (e)	2,260
		MGM Resorts International,
	11,715	5.875%, 02/27/14	10,192
	10,090	6.625%, 07/15/15	8,728
	1,500	6.750%, 04/01/13	1,429
	8,960	7.500%, 06/01/16	7,862
	2,125	7.625%, 01/15/17	1,873
	7,065	9.000%, 03/15/20 (e)	7,701
	10,250	10.000%, 11/01/16 (e)	9,840
	2,815	11.125%, 11/15/17	3,181
	1,300	11.375%, 03/01/18	1,339
	13,863	Peninsula Gaming LLC, 10.750%, 08/15/17	14,937
	10,000	Raleigh Hotel, 7.980%, 12/01/11	10,869
	3,500	Real Mex Restaurants, Inc., 14.000%, 01/01/13	3,640
		Royal Caribbean Cruises Ltd., (Liberia),
	371	6.875%, 12/01/13	395
	2,980	7.000%, 06/15/13	3,144
	3,268	7.250%, 06/15/16	3,546
	3,327	11.875%, 07/15/15	4,075
	110	Sheraton Holding Corp., 7.375%, 11/15/15	125
	15,050	Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	9,181
		Starwood Hotels & Resorts Worldwide, Inc.,
	1,925	6.750%, 05/15/18	2,103
	1,765	7.875%, 10/15/14	2,014
		Travelport LLC,
	2,050	9.000%, 03/01/16 (e)	2,035
	1,690	9.875%, 09/01/14	1,673
	540	11.875%, 09/01/16	552
	12,000	Universal City Development Partners Ltd./UCDP Finance, Inc., 10.875%, 11/15/16	13,020
	6,760	Vail Resorts, Inc., 6.750%, 02/15/14	6,870
		Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	1,130	7.750%, 08/15/20 (e)	1,192
	565	7.875%, 11/01/17	600
	1,560	7.875%, 05/01/20	1,655

			234,431

		Household Durables — 0.2%
	3,000	Libbey Glass, Inc., 10.000%, 02/15/15 (e)	3,210

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Household Durables — Continued
	Sealy Mattress Co.,
6,320	8.250%, 06/15/14	6,383
2,794	10.875%, 04/15/16 (e)	3,157
10,335	Simmons Bedding Co., 11.250%, 07/15/15 (e)	11,136

		23,886

	Leisure Equipment & Products — 0.1%
5,275	Easton-Bell Sports, Inc., 9.750%, 12/01/16	5,644
2,220	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	2,215

		7,859

	Media — 1.8%
300	CCH II LLC/CCH II Capital Corp., 13.500%, 11/30/16	353
6,240	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	6,396
850	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e)	888
9,795	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17	10,456
6,770	DISH DBS Corp., 7.875%, 09/01/19	7,108
	Intelsat Jackson Holdings S.A., (Luxembourg),
5,135	7.250%, 10/15/20 (e)	5,122
10,035	9.500%, 06/15/16	10,587
6,860	11.250%, 06/15/16	7,332
	Intelsat Luxembourg S.A., (Luxembourg),
8,636	11.250%, 02/04/17	9,046
36,795	PIK, 11.500%, 02/04/17	39,003
10	Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15 (e)	10
3,275	Nexstar Broadcasting, Inc./Mission Broadcasting, Inc., 8.875%, 04/15/17 (e)	3,414
4,375	Nielsen Finance LLC/Nielsen Finance Co., SUB, 0.000%, 08/01/16	4,419
	Quebecor Media, Inc., (Canada),
10,560	7.750%, 03/15/16	10,877
	Sinclair Television Group, Inc.,
435	8.375%, 10/15/18 (e)	446
1,400	9.250%, 11/01/17 (e)	1,515
	Telesat Canada/Telesat LLC, (Canada),
6,536	11.000%, 11/01/15	7,271
7,500	12.500%, 11/01/17	8,700
6,054	Valassis Communications, Inc., 8.250%, 03/01/15	6,342
	Videotron Ltee, (Canada),
2,105	6.375%, 12/15/15	2,132
503	6.875%, 01/15/14	509
	Virgin Media Finance plc, (United Kingdom),
1,715	8.375%, 10/15/19	1,882
1,175	9.500%, 08/15/16	1,313
5,500	Visant Corp., 10.000%, 10/01/17 (e)	5,679
	WMG Acquisition Corp.,
4,000	7.375%, 04/15/14	3,720
3,050	9.500%, 06/15/16	3,180
15,953	WMG Holdings Corp., SUB, 9.500%, 12/15/14	14,717
16,230	XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	18,989

		191,406

	Multiline Retail — 0.1%
2,955	Bon-Ton Department Stores, Inc. (The), 10.250%, 03/15/14	2,970
590	Couche-Tard U.S. LP/Couche- Tard Finance Corp., 7.500%, 12/15/13	598
1,725	HSN, Inc., 11.250%, 08/01/16	1,962
2,105	JC Penney Corp., Inc., 7.950%, 04/01/17	2,292
2,680	Macy’s Retail Holdings, Inc., 8.375%, 07/15/15	3,122
3,077	Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	3,200

		14,144

	Specialty Retail — 1.0%
810	Burlington Coat Factory Investment Holdings, Inc., SUB, 14.500%, 10/15/14	842
6,825	Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14	7,013
5,050	General Nutrition Centers, Inc., PIK, 5.750%, 03/15/14	4,898
2,180	Giraffe Acquisition Corp., 9.125%, 12/01/18 (e)	2,191
2,650	Hillman Group, Inc., 10.875%, 06/01/18 (e)	2,915
1,055	Michael Foods, Inc., 9.750%, 07/15/18 (e)	1,139
	Michael’s Stores, Inc.,
3,600	7.750%, 11/01/18 (e)	3,501
8,000	11.375%, 11/01/16	8,650
36,685	SUB, 0.000%, 11/01/16	35,493
3,430	NBC Acquisition Corp., SUB, 11.000%, 03/15/13	2,247
	Nebraska Book Co., Inc.,

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Specialty Retail — Continued
22,720	8.625%, 03/15/12	20,278
1,018	10.000%, 12/01/11	1,010
3,320	PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	3,312
2,555	Petco Animal Supplies, Inc., 9.250%, 12/01/18 (e)	2,574
3,465	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	3,604
7,700	Toys R U.S., Inc., 7.875%, 04/15/13	8,008

		107,675

	Textiles, Apparel & Luxury Goods — 0.1%
	Hanesbrands, Inc.,
1,455	8.000%, 12/15/16	1,548
3,110	VAR, 4.121%, 12/15/14	3,063
5,344	Quiksilver, Inc., 6.875%, 04/15/15	5,077

		9,688

	Total Consumer Discretionary	721,786

Consumer Staples — 1.5%
	Beverages — 0.1%
	Constellation Brands, Inc.,
4,605	7.250%, 09/01/16	4,939
3,330	8.375%, 12/15/14	3,667
1,055	Cott Beverages, Inc., 8.125%, 09/01/18	1,129

		9,735

	Food & Staples Retailing — 0.5%
	Rite Aid Corp.,
13,970	7.500%, 03/01/17	13,166
3,130	8.000%, 08/15/20 (e)	3,224
32,130	9.500%, 06/15/17	26,668
8,970	SUPERVALU, Inc., 8.000%, 05/01/16	8,813

		51,871

	Food Products — 0.3%
2,005	B&G Foods, Inc., 7.625%, 01/15/18	2,078
2,457	Bumble Bee Foods LLC, 7.750%, 12/15/15	2,801
	Chiquita Brands International, Inc.,
4,000	7.500%, 11/01/14	3,960
8,750	8.875%, 12/01/15	8,837
	Dole Food Co., Inc.,
2,545	8.000%, 10/01/16 (e)	2,647
870	13.875%, 03/15/14	1,055
1,567	JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,826
1,715	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.250%, 04/01/15	1,764
	Smithfield Foods, Inc.,
4,945	7.750%, 05/15/13	5,192
6,000	7.750%, 07/01/17	6,060
105	10.000%, 07/15/14 (e)	119

		36,339

	Household Products — 0.6%
3,615	Central Garden and Pet Co., 8.250%, 03/01/18	3,696
3,910	Diversey, Inc., 8.250%, 11/15/19	4,223
	Jarden Corp.,
1,330	7.500%, 05/01/17	1,393
500	7.500%, 01/15/20	521
6,405	8.000%, 05/01/16	6,950
2,560	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 9.000%, 04/15/19 (e)	2,605
1,836	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	1,932
	Spectrum Brands Holdings, Inc.,
3,010	9.500%, 06/15/18 (e)	3,259
28,481	PIK, 12.000%, 08/28/19	31,614
4,405	Yankee Acquisition Corp., 9.750%, 02/15/17	4,559

		60,752

	Personal Products — 0.0% (g)
4,605	Revlon Consumer Products Corp., 9.750%, 11/15/15	4,835
	Total Consumer Staples	163,532
Energy — 1.7%
	Energy Equipment & Services — 0.3%
1,510	Bristow Group, Inc., 6.125%, 06/15/13	1,525
1,625	Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	1,609
4,750	Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 10.000%, 01/15/18	4,750
7,375	Global Geophysical Services, Inc., 10.500%, 05/01/17	7,301
6,464	Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	6,723
3,500	Key Energy Services, Inc., 8.375%, 12/01/14	3,701
2,095	Parker Drilling Co., 9.125%, 04/01/18	2,168
2,160	Precision Drilling Corp., (Canada), 6.625%, 11/15/20 (e)	2,182
2,170	Pride International, Inc., 6.875%, 08/15/20	2,300
5,900	Sevan Marine ASA, (Norway), 12.000%, 08/10/15 (e)	6,254

		38,513

	Oil, Gas & Consumable Fuels — 1.4%
6,277	Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14	6,120
27,360	Anadarko Petroleum Corp., 6.375%, 09/15/17	29,557

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
		Oil, Gas & Consumable Fuels — Continued
	670	Arch Coal, Inc., 7.250%, 10/01/20	734
		Atlas Energy Operating Co.
		LLC/Atlas Energy Finance Corp.,
	5,555	10.750%, 02/01/18	6,770
	1,435	12.125%, 08/01/17	1,880
	2,825	BreitBurn Energy Partners LP, 8.625%, 10/15/20 (e)	2,818
	2,745	Brigham Exploration Co., 8.750%, 10/01/18 (e)	2,923
		Chesapeake Energy Corp.,
	1,820	6.500%, 08/15/17	1,834
	1,670	6.625%, 08/15/20	1,683
	2,820	6.875%, 08/15/18	2,876
	50	7.250%, 12/15/18	52
	4,370	Citgo Petroleum Corp., 11.500%, 07/01/17 (e)	5,004
	3,295	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17	3,592
		Consol Energy, Inc.,
	1,080	8.000%, 04/01/17 (e)	1,161
	790	8.250%, 04/01/20 (e)	855
		Denbury Resources, Inc.,
	800	7.500%, 04/01/13	809
	3,260	9.750%, 03/01/16	3,610
		El Paso Corp.,
	1,420	6.875%, 06/15/14	1,528
	440	7.000%, 06/15/17	464
	325	7.250%, 06/01/18	346
	5,160	8.250%, 02/15/16	5,644
	2,575	EXCO Resources, Inc., 7.500%, 09/15/18	2,459
		Forest Oil Corp.,
	1,030	7.250%, 06/15/19	1,050
	1,067	8.500%, 02/15/14	1,158
		Inergy LP/Inergy Finance Corp.,
	635	6.875%, 12/15/14	643
	2,620	7.000%, 10/01/18 (e)	2,686
	1,205	8.250%, 03/01/16	1,253
	2,675	8.750%, 03/01/15	2,849
	1,885	Linn Energy LLC, 9.875%, 07/01/18	2,036
		Linn Energy LLC/Linn Energy Finance Corp.,
	2,705	7.750%, 02/01/21 (e)	2,745
	600	8.625%, 04/15/20 (e)	636
	920	11.750%, 05/15/17	1,049
	4,905	NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	4,844
		OPTI Canada, Inc., (Canada),
	2,880	8.250%, 12/15/14	2,002
	1,290	9.000%, 12/15/12 (e)	1,283
	1,255	9.750%, 08/15/13 (e)	1,249
		Petrohawk Energy Corp.,
	1,855	7.250%, 08/15/18	1,850
	4,100	7.875%, 06/01/15	4,223
	2,265	10.500%, 08/01/14	2,554
		Plains Exploration & Production Co.,
	2,045	7.000%, 03/15/17	2,070
	1,570	7.750%, 06/15/15	1,629
	2,000	Quicksilver Resources, Inc., 11.750%, 01/01/16	2,295
	705	Range Resources Corp., 7.500%, 05/15/16	730
NOK	63,000	Teekay Offshore Partners LP, VAR, 7.260%, 11/29/13 (f)	10,125
		Western Refining, Inc.,
	6,500	11.250%, 06/15/17 (e)	6,833
	3,500	VAR, 10.750%, 06/15/14 (e)	3,658
	460	Whiting Petroleum Corp., 6.500%, 10/01/18	467

			144,636

		Total Energy	183,149

	Financials — 4.6%
		Capital Markets — 0.5%
	1,732	Credit Suisse, (Switzerland), VAR, 0.976%, 05/15/17 (x)	1,290
	10,700	Goldman Sachs Group, Inc. (The), 3.700%, 08/01/15	10,931
	35,600	Morgan Stanley, 4.000%, 07/24/15	36,131
	2,035	Pinafore LLC/Pinafore, Inc., 9.000%, 10/01/18 (e)	2,147

			50,499

		Commercial Banks — 0.7%
		Barclays Bank plc, (United Kingdom),
	9,715	VAR, 5.926%, 12/15/16 (e) (x)	8,744
	17,850	VAR, 7.434%, 12/15/17 (e) (x)	17,136
	2,700	Comerica Bank, VAR, 0.434%, 08/24/11 (m)	2,697
	10,150	Credit Agricole S.A., (France), VAR, 6.637%, 05/31/17 (e) (x)	8,830
	16,500	Discover Bank, 8.700%, 11/18/19	19,719
	15,850	Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	15,634
	3,172	Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (x)	2,664

			75,424

		Consumer Finance — 1.0%
	16,114	ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (f) (i)	13,778
		Ally Financial, Inc.,
	3,310	6.250%, 12/01/17 (e)	3,178
	21,225	6.750%, 12/01/14	21,702

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Consumer Finance — Continued
23,192	American General Finance Corp., 6.900%, 12/15/17	18,380
	Ford Motor Credit Co. LLC,
1,145	6.625%, 08/15/17	1,180
7,120	7.000%, 04/15/15	7,525
12,300	8.000%, 12/15/16	13,514
11,095	8.700%, 10/01/14	12,332
	International Lease Finance Corp.,
2,255	7.125%, 09/01/18 (e)	2,384
7,340	8.625%, 09/15/15 (e)	7,744
3,830	8.750%, 03/15/17 (e)	4,031

		105,748

	Diversified Financial Services — 1.2%
	Bank of America Corp.,
7,000	5.625%, 07/01/20	7,037
1,855	VAR, 8.000%, 01/30/18 (x)	1,854
2,800	Block Financial LLC, 5.125%, 10/30/14	2,709
	CIT Group, Inc.,
189	7.000%, 05/01/14	187
10,829	7.000%, 05/01/15	10,667
28,450	7.000%, 05/01/16	27,952
3,116	7.000%, 05/01/17	3,039
	CNG Holdings, Inc.,
12,015	12.250%, 02/15/15 (e)	12,886
2,000	13.750%, 08/15/15 (e)	2,000
1,000	Deluxe Corp., 7.375%, 06/01/15	1,035
4,100	General Electric Capital Corp., VAR, 0.356%, 08/15/11 (m)	4,097
18,345	ILFC E-Capital Trust I, VAR, 5.900%, 12/21/65 (e)	13,507
16,845	ILFC E-Capital Trust II, VAR, 6.250%, 12/21/65 (e)	13,160
3,600	Landry’s Holdings, Inc., 11.500%, 06/01/14 (e)	3,384
8,000	SquareTwo Financial Corp., 11.625%, 04/01/17 (e)	7,700
13,500	ZFS Finance USA Trust III, VAR, 1.442%, 12/15/65 (e)	13,466

		124,680

	Insurance — 1.2%
	Genworth Financial, Inc.,
2,500	7.200%, 02/15/21	2,475
5,700	7.700%, 06/15/20	5,914
2,350	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,475
2,600	Hartford Life Institutional Funding, VAR, 0.606%, 08/15/13 (e)	2,564
23,520	HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	23,520
	Liberty Mutual Group, Inc.,
9,540	7.800%, 03/15/37 (e)	9,444
24,685	VAR, 10.750%, 06/15/58 (e)	30,116
2,400	MetLife Capital Trust X, 9.250%, 04/08/38 (e)	2,838
	Metropolitan Life Global Funding I,
3,650	5.125%, 11/09/11 (e)	3,791
2,400	5.125%, 04/10/13 (e)	2,599
1,400	5.200%, 09/18/13 (e)	1,530
	Nationwide Mutual Insurance Co.,
1,783	8.250%, 12/01/31 (e)	1,880
13,100	9.375%, 08/15/39 (e)	15,195
	Pricoa Global Funding I,
3,600	4.625%, 06/25/12 (e)	3,790
4,000	VAR, 0.419%, 06/26/12 (e)	3,968
	USI Holdings Corp.,
12,164	9.750%, 05/15/15 (e)	12,103
12,225	VAR, 4.161%, 11/15/14 (e) (f) (i)	10,453

		134,655

	Real Estate Management & Development — 0.0% (g)
2,705	Realogy Corp., 10.500%, 04/15/14	2,333
	Total Financials	493,339
Health Care — 2.0%
	Health Care Equipment & Supplies — 0.3%
	Accellent, Inc.,
1,075	8.375%, 02/01/17	1,086
3,445	10.000%, 11/01/17 (e)	3,221
14,615	Biomet, Inc., PIK, 11.125%, 10/15/17	15,930
2,835	Cooper Cos., Inc. (The), 7.125%, 02/15/15	2,906
4,460	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14	4,861

		28,004

	Health Care Providers & Services — 1.2%
2,630	Bausch & Lomb, Inc., 9.875%, 11/01/15	2,745
5,605	CHS/Community Health Systems, Inc., 8.875%, 07/15/15	5,864
	DaVita, Inc.,
465	6.375%, 11/01/18	461
465	6.625%, 11/01/20	461
4,165	HCA Holdings, Inc., 7.750%, 05/15/21 (e)	4,097
	HCA, Inc.,
2,282	5.750%, 03/15/14	2,239
2,816	6.375%, 01/15/15	2,767
11,845	9.250%, 11/15/16	12,674
18,608	PIK, 9.625%, 11/15/16	19,888
5,635	Health Management Associates, Inc., 6.125%, 04/15/16	5,684
	HealthSouth Corp.,

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
	Corporate Bonds — Continued
		Health Care Providers & Services — Continued
	1,965	7.250%, 10/01/18	1,999
	1,965	7.750%, 09/15/22	2,022
	9,900	Multiplan, Inc., 9.875%, 09/01/18 (e)	10,519
	9,575	OnCure Holdings, Inc., 11.750%, 05/15/17 (e)	8,809
	5,060	Radiation Therapy Services, Inc., 9.875%, 04/15/17 (e)	4,946
	20,132	Select Medical Corp., 7.625%, 02/01/15	20,031
	2,527	Surgical Care Affiliates, Inc., PIK, 9.625%, 07/15/15 (e)	2,553
		Tenet Healthcare Corp.,
	1,620	8.875%, 07/01/19	1,725
	4,865	9.250%, 02/01/15	5,181
	1,570	10.000%, 05/01/18	1,755
		United Surgical Partners International, Inc.,
	2,345	8.875%, 05/01/17	2,409
	3,160	PIK, 10.000%, 05/01/17	3,263
	6,575	US Oncology, Inc., 9.125%, 08/15/17	7,923

			130,015

		Pharmaceuticals — 0.5%
		Catalent Pharma Solutions, Inc.,
EUR	8,500	9.750%, 04/15/17	10,813
	14,878	PIK, 10.250%, 04/15/15	15,026
		Elan Finance plc/Elan Finance Corp., (Ireland),
	11,800	8.750%, 10/15/16	11,830
	5,500	8.750%, 10/15/16 (e)	5,500
		Mylan, Inc.,
	715	7.625%, 07/15/17 (e)	758
	4,630	7.875%, 07/15/20 (e)	4,937
		Valeant Pharmaceuticals International,
	610	6.750%, 10/01/17 (e)	602
	5,940	6.875%, 12/01/18 (e)	5,844

			55,310

		Total Health Care	213,329

	Industrials — 4.5%
		Aerospace & Defense — 0.2%
	5,360	Alliant Techsystems, Inc., 6.750%, 04/01/16	5,441
	1,575	BE Aerospace, Inc., 6.875%, 10/01/20	1,620
	9,000	Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	5,715
	125	Esterline Technologies Corp., 7.000%, 08/01/20 (e)	129
		L-3 Communications Corp.,
	1,590	5.875%, 01/15/15	1,620
	2,060	6.375%, 10/15/15	2,122
	3,530	Sequa Corp., 11.750%, 12/01/15 (e)	3,768
	3,400	Spirit Aerosystems, Inc., 7.500%, 10/01/17	3,536
		Triumph Group, Inc.,
	745	8.000%, 11/15/17	767
	1,285	8.625%, 07/15/18	1,396

			26,114

		Airlines — 0.9%
		American Airlines Pass Through Trust 2001-01,
	3,653	6.977%, 05/23/21	3,287
	2,924	7.377%, 05/23/19	2,822
	986	American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	1,181
		American Airlines, Inc.,
	2,100	10.500%, 10/15/12	2,294
	869	13.000%, 08/01/16	1,025
	16,062	Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	16,103
	14,673	Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	15,003
	8,666	Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,862
	5,166	Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	5,269
		Delta Air Lines, Inc.,
	7,377	Series 2009-1A, 7.750%, 12/17/19	8,355
	3,657	8.954%, 08/10/14	3,830
		Northwest Airlines, Inc.,
	17,893	7.027%, 11/01/19	18,967
	424	8.028%, 11/01/17	437
		United Air Lines, Inc.,
	2,077	10.400%, 11/01/16	2,410
	1,260	12.000%, 01/15/16 (e)	1,408

			91,253

		Building Products — 0.1%
	2,970	Associated Materials LLC, 9.125%, 11/01/17 (e)	3,029
	3,075	Building Materials Corp of America, 6.875%, 08/15/18 (e)	3,014
	8,790	Masco Corp., 7.125%, 03/15/20	9,223

			15,266

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE ($)
	Corporate Bonds — Continued
		Commercial Services & Supplies — 0.7%
		ACCO Brands Corp.,
	2,560	7.625%, 08/15/15	2,528
	4,445	10.625%, 03/15/15	4,945
	2,150	Aircastle Ltd., (Bermuda), 9.750%, 08/01/18	2,333
	2,510	AWAS Aviation Capital Ltd., (Ireland), 7.000%, 10/15/16 (e)	2,491
		Cenveo Corp.,
	1,250	8.875%, 02/01/18	1,241
	3,108	10.500%, 08/15/16 (e)	3,193
		Corrections Corp. of America,
	520	6.250%, 03/15/13	523
	3,042	6.750%, 01/31/14	3,065
	1,415	7.750%, 06/01/17	1,542
	2,085	FTI Consulting, Inc., 6.750%, 10/01/20 (e)	2,106
	4,320	Geo Group, Inc. (The), 7.750%, 10/15/17	4,579
		Iron Mountain, Inc.,
	1,203	6.625%, 01/01/16	1,206
	3,065	8.375%, 08/15/21	3,356
	5,175	8.750%, 07/15/18	5,434
	25,000	RR Donnelley & Sons Co., 7.625%, 06/15/20	27,271
	6,345	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	6,805

			72,618

		Construction & Engineering — 0.3%
	1,015	Esco Corp., 8.625%, 12/15/13 (e)	1,059
	19,433	K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	19,651
	7,000	New Enterprise Stone & Lime Co., 11.000%, 09/01/18 (e)	6,720

			27,430

		Electrical Equipment — 0.2%
	90	Belden, Inc., 9.250%, 06/15/19	98
	11,600	Da-Lite Screen Co., Inc., 12.500%, 04/01/15	12,412
	1,980	Polypore International, Inc., 7.500%, 11/15/17 (e)	2,005
	4,672	Viasystems, Inc., 12.000%, 01/15/15 (e)	5,233

			19,748

		Environmental Control — 0.0% (g)
	1,336	Clean Harbors, Inc., 7.625%, 08/15/16	1,410

		Industrial Conglomerates — 0.6%
	2,460	Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,620
	13,523	FGI Holding Co., Inc., PIK, 11.250%, 10/01/15 (e)	12,847
		Harland Clarke Holdings Corp.,
	7,150	9.500%, 05/15/15	6,614
	21,254	VAR, 6.000%, 05/15/15	17,216
	16,467	JB Poindexter & Co., Inc., 8.750%, 03/15/14	16,446
	7,835	RBS Global, Inc./Rexnord LLC, 8.500%, 05/01/18	8,031

			63,774

		Industrial Machinery — 0.1%
	1,960	Baldor Electric Co., 8.625%, 02/15/17	2,185
	2,705	General Cable Corp., 7.125%, 04/01/17	2,766
	1,575	Mueller Water Products, Inc., 8.750%, 09/01/20	1,729

			6,680

		Machinery — 0.2%
		Case New Holland, Inc.,
	3,810	7.750%, 09/01/13	4,077
	2,595	7.875%, 12/01/17 (e)	2,861
	5,200	Liberty Tire Recycling, 11.000%, 10/01/16 (e)	5,434
		Manitowoc Co., Inc. (The),
	2,770	8.500%, 11/01/20	2,832
	2,055	9.500%, 02/15/18	2,199
	3,980	Terex Corp., 8.000%, 11/15/17	3,925

			21,328

		Marine — 0.5%
EUR	19,406	CMA CGM S.A., (France), 5.500%, 05/16/12 (e)	24,182
	26,593	General Maritime Corp., 12.000%, 11/15/17	26,593

			50,775

		Road & Rail — 0.7%
	3,155	Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	3,289
		Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
	3,835	7.750%, 05/15/16	3,835
	1,725	8.250%, 01/15/19 (e)	1,686
	2,225	9.625%, 03/15/18	2,331
		Hertz Corp. (The),
	3,745	7.500%, 10/15/18 (e)	3,783
	3,705	8.875%, 01/01/14	3,765
	3,986	10.500%, 01/01/16	4,185
	3,538	RailAmerica, Inc., 9.250%, 07/01/17	3,874
		RSC Equipment Rental, Inc./RSC Holdings III LLC,
	35,242	9.500%, 12/01/14	36,299
	7,250	10.250%, 11/15/19	8,021
		United Rentals North America, Inc.,
	980	8.375%, 09/15/20	968
	3,025	9.250%, 12/15/19	3,286
	2,365	10.875%, 06/15/16	2,684

			78,006

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Trading Companies & Distributors — 0.0% (g)
2,015	Interline Brands, Inc., 7.000%, 11/15/18 (e)	2,023

	Total Industrials	476,425

Information Technology — 1.8%
	Communications Equipment — 0.4%
5,385	Alcatel-Lucent USA, Inc., 6.450%, 03/15/29	4,362
	Avaya, Inc.,
38,650	9.750%, 11/01/15	38,360
2,198	PIK, 10.875%, 11/01/15	2,182

		44,904

	Electronic Equipment, Instruments & Components — 0.4%
4,590	Aeroflex, Inc., 11.750%, 02/15/15	5,015
2,415	Flextronics International Ltd., (Singapore), 6.250%, 11/15/14	2,463
5,250	Intcomex, Inc., 13.250%, 12/15/14 (e)	5,571
590	Jabil Circuit, Inc., 7.750%, 07/15/16	659
	NXP B.V./NXP Funding LLC, (Netherlands),
7,453	7.875%, 10/15/14	7,649
2,985	9.500%, 10/15/15	3,060
7,875	9.750%, 08/01/18 (e)	8,505
2,755	VAR, 3.039%, 10/15/13	2,603
	Sanmina-SCI Corp.,
3,417	6.750%, 03/01/13	3,409
1,765	8.125%, 03/01/16	1,769

		40,703

	Internet Software & Services — 0.0% (g)
3,515	GXS Worldwide, Inc., 9.750%, 06/15/15	3,471

	IT Services — 0.6%
	Fidelity National Information Services, Inc.,
1,795	7.625%, 07/15/17 (e)	1,894
395	7.875%, 07/15/20 (e)	421
	First Data Corp.,
3,080	8.875%, 08/15/20 (e)	3,203
10,422	9.875%, 09/24/15	8,859
8,111	PIK, 10.550%, 09/24/15	6,996
4,110	Interactive Data Corp., 10.250%, 08/01/18 (e)	4,480
7,420	Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (e)	6,307
2,720	SSI Investments II/SSI Co.- Issuer LLC, 11.125%, 06/01/18 (e)	2,972
8,000	Stratus Technologies, Inc., 12.000%, 03/29/15 (e)	6,720
400	Stream Global Services, Inc., 11.250%, 10/01/14	399
	SunGard Data Systems, Inc.,
1,900	7.375%, 11/15/18 (e)	1,881
14,795	10.250%, 08/15/15	15,350

		59,482

	Semiconductors & Semiconductor Equipment — 0.3%
	Amkor Technology, Inc.,
2,080	7.375%, 05/01/18	2,194
2,115	9.250%, 06/01/16	2,245
	Freescale Semiconductor, Inc.,
10,565	9.250%, 04/15/18 (e)	11,067
14,665	10.125%, 03/15/18 (e)	15,838
4,800	MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18	5,112
		36,456

	Software — 0.1%
1,060	Aspect Software, Inc., 10.625%, 05/15/17 (e)	1,071
2,085	JDA Software Group, Inc., 8.000%, 12/15/14 (e)	2,220
1,795	Mantech International Corp., 7.250%, 04/15/18	1,858

		5,149

	Total Information Technology	190,165

Materials — 2.5%
	Chemicals — 0.6%
2,495	Ashland, Inc., 9.125%, 06/01/17	2,863
805	Chemtura Corp., 7.875%, 09/01/18 (e)	851
1,930	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 9.000%, 11/15/20 (e)	1,915
	Huntsman International LLC,
4,205	5.500%, 06/30/16	4,069
1,475	7.375%, 01/01/15	1,486
1,815	8.625%, 03/15/20	1,937
845	8.625%, 03/15/21 (e)	896
7,575	Ineos Finance plc, (United Kingdom), 9.000%, 05/15/15 (e)	7,840
3,100	Ineos Group Holdings plc, (United Kingdom), 8.500%, 02/15/16 (e)	2,689
	Lyondell Chemical Co.,
2,470	8.000%, 11/01/17 (e)	2,665
16,360	11.000%, 05/01/18	18,200
1,695	Nova Chemicals Corp., (Canada), 8.625%, 11/01/19	1,835

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Chemicals — Continued
1,995	PolyOne Corp., 7.375%, 09/15/20	2,040
1,408	Rain CII Carbon LLC, 11.125%, 11/15/15 (e) (f) (i)	1,514
5,475	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	4,886
1,315	Solutia, Inc., 8.750%, 11/01/17	1,440
2,805	Vertellus Specialties, Inc., 9.375%, 10/01/15 (e)	2,924

		60,050

	Containers & Packaging — 0.7%
	Ardagh Packaging Finance plc, (Ireland),
1,160	7.375%, 10/15/17 (e)	1,192
4,405	9.125%, 10/15/20 (e)	4,537
	Berry Plastics Corp.,
15,950	9.500%, 05/15/18	15,312
9,920	9.750%, 01/15/21 (e)	9,499
1,029	10.250%, 03/01/16	967
4,200	BWAY Holding Co., 10.000%, 06/15/18 (e)	4,515
9,410	Constar International, Inc., VAR, 3.661%, 02/15/12	7,528
	Crown Americas LLC/Crown Americas Capital Corp.,
550	7.625%, 05/15/17	594
2,665	7.750%, 11/15/15	2,752
	Graham Packaging Co. LP/GPC Capital Corp. I,
3,945	8.250%, 01/01/17 (e)	4,024
675	8.250%, 10/01/18 (e)	685
4,470	9.875%, 10/15/14	4,626
1,285	Graphic Packaging International, Inc., 7.875%, 10/01/18	1,333
665	Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	713
2,375	Packaging Dynamics Finance Corp., 10.000%, 05/01/16 (e)	2,375
1,750	Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,807
6,870	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 8.500%, 05/15/18 (e)	6,836
	Solo Cup Co.,
1,725	8.500%, 02/15/14	1,531
2,970	10.500%, 11/01/13	3,096

		73,922

	Metals & Mining — 0.2%
6,095	Arch Coal, Inc., 8.750%, 08/01/16	6,689
511	Arch Western Finance LLC, 6.750%, 07/01/13	517
9,033	Noranda Aluminum Acquisition Corp., PIK, 5.193%, 05/15/15	7,994
2,730	Novelis, Inc., (Canada), 7.250%, 02/15/15	2,809
1,390	Peabody Energy Corp., 7.375%, 11/01/16	1,533
1,255	Rain CII Carbon LLC and CII Carbon Corp., 8.000%, 12/01/18 (e)	1,253

		20,795

	Paper & Forest Products — 1.0%
17,562	ABI Escrow Corp., 10.250%, 10/15/18 (e)	18,308
	Abitibi-Consolidated Co. of Canada, (Canada),
1,780	6.000%, 06/20/13 (d)	289
14,000	8.375%, 04/01/15 (d)	2,275
9,660	13.750%, 04/01/11 (d) (e)	11,218
	Abitibi-Consolidated, Inc., (Canada),
300	7.500%, 04/01/28 (d)	49
15,268	8.500%, 08/01/29 (d)	2,481
1,237	8.550%, 08/01/10 (d)	201
4,169	8.850%, 08/01/30 (d)	677
10,000	Appleton Papers, Inc., 10.500%, 06/15/15 (e)	9,800
	Clearwater Paper Corp.,
255	7.125%, 11/01/18 (e)	259
2,695	10.625%, 06/15/16	3,093
	Georgia-Pacific LLC,
1,200	7.000%, 01/15/15 (e)	1,236
2,275	7.125%, 01/15/17 (e)	2,400
1,210	8.250%, 05/01/16 (e)	1,337
5,219	Jefferson Smurfit Corp., 8.250%, 10/01/12 (f)	245
48,416	NewPage Corp., 11.375%, 12/31/14	43,816
	P.H. Glatfelter Co.,
2,665	7.125%, 05/01/16	2,752
2,250	PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,587
	Smurfit-Stone Container Enterprises, Inc.,
9,462	8.000%, 03/15/17 (f)	444
15,788	8.375%, 07/01/12 (f)	740
1,500	Verso Paper Holdings LLC/Verso Paper, Inc., 9.125%, 08/01/14	1,489

		105,696

	Total Materials	260,463

Telecommunication Services — 2.2%
	Diversified Telecommunication Services — 1.8%
5,455	Angel Lux Common S.A., (Luxembourg), 8.875%, 05/01/16 (e)	5,810

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
3,910	Cincinnati Bell, Inc., 8.375%, 10/15/20	3,636
	Clearwire Communications LLC/Clearwire Finance, Inc.,
16,255	12.000%, 12/01/15 (e)	17,250
37,798	12.000%, 12/01/15 (e)	40,019
	Frontier Communications Corp.,
2,025	6.625%, 03/15/15	2,106
1,700	8.500%, 04/15/20	1,870
5,560	GCI, Inc., 8.625%, 11/15/19	6,047
2,395	ITC Deltacom, Inc., 10.500%, 04/01/16	2,569
	Level 3 Financing, Inc.,
16,494	9.250%, 11/01/14	15,917
25,230	10.000%, 02/01/18	23,211
3,890	PAETEC Escrow Corp., 9.875%, 12/01/18 (e)	3,841
	PAETEC Holding Corp.,
3,535	8.875%, 06/30/17	3,694
2,300	9.500%, 07/15/15	2,329
	Quebecor World Capital Corp., (Canada),
2,565	6.125%, 11/15/13 (f)	128
2,650	6.500%, 08/01/27 (f)	133
1,050	9.750%, 01/15/15 (f)	52
	Qwest Communications International, Inc.,
1,885	7.125%, 04/01/18 (e)	1,960
9,865	7.500%, 02/15/14	9,964
	Wind Acquisition Finance S.A., (Luxembourg),
13,220	7.250%, 02/15/18 (e)	13,022
15,151	11.750%, 07/15/17 (e)	16,817
1,245	12.000%, 12/01/15 (e)	1,315
1,864	PIK, 12.250%, 07/15/17 (e)	2,107
	Windstream Corp.,
855	8.125%, 09/01/18	881
8,060	8.625%, 08/01/16	8,362
3,910	Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17 (e)	4,203

		187,243

	Wireless Telecommunication Services — 0.4%
1,825	Cricket Communications, Inc., 10.000%, 07/15/15	1,925
3,395	Crown Castle International Corp., 9.000%, 01/15/15	3,743
2,275	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e)	2,503
2,130	Digicel Ltd., (Bermuda), 8.250%, 09/01/17 (e)	2,237
2,896	iPCS, Inc., PIK, 3.537%, 05/01/14	2,736
3,695	MetroPCS Wireless, Inc., 7.875%, 09/01/18	3,829
2,750	Nextel Communications, Inc., 7.375%, 08/01/15	2,654
770	NII Capital Corp., 10.000%, 08/15/16	855
	SBA Telecommunications, Inc.,
1,000	8.000%, 08/15/16	1,080
170	8.250%, 08/15/19	186
	Sprint Capital Corp.,
4,240	6.900%, 05/01/19	4,060
16,050	8.750%, 03/15/32	15,889

		41,697

	Total Telecommunication Services	228,940

Utilities — 1.1%
	Electric Utilities — 0.3%
5,950	AES Corp. (The), 9.750%, 04/15/16	6,605
9,600	AES Eastern Energy LP, 9.670%, 01/02/29	10,296
1,026	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20	1,052
	Homer City Funding LLC,
7,082	8.137%, 10/01/19	6,622
4,204	8.734%, 10/01/26	3,846

		28,421

	Gas Utilities — 0.3%
4,710	Crosstex Energy LP/Crosstex Energy Finance Corp., 8.875%, 02/15/18	4,910
20,250	Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	18,934
3,550	MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	3,816

		27,660

	Independent Power Producers & Energy Traders — 0.5%
1,755	AES Corp. (The), 8.000%, 10/15/17	1,825
	Calpine Corp.,
500	7.250%, 10/15/17 (e)	498
2,440	7.500%, 02/15/21 (e)	2,397
2,240	7.875%, 07/31/20 (e)	2,262
	Dynegy Holdings, Inc.,
2,450	7.625%, 10/15/26	1,470
580	7.750%, 06/01/19	379
	Edison Mission Energy,
5,000	7.000%, 05/15/17	3,925
12,500	7.200%, 05/15/19	9,625
9,250	7.750%, 06/15/16	7,909

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Independent Power Producers & Energy Traders — Continued
1,475	Energy Future Holdings Corp., 10.000%, 01/15/20 (e)	1,509
11,333	Midwest Generation LLC, 8.560%, 01/02/16	11,446
475	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	527
	NRG Energy, Inc.,
6,835	7.375%, 02/01/16	6,869
2,150	8.250%, 09/01/20 (e)	2,156
545	RRI Energy, Inc., 6.750%, 12/15/14	553

		53,350

	Multi-Utilities — 0.0% (g)
4,730	Mirant North America LLC, 7.375%, 12/31/13	4,801

	Total Utilities	114,232

	Total Corporate Bonds (Cost $2,890,086)	3,045,360

Investment Companies — 0.3%
243	Advent Claymore Global Convertible Securities & Income Fund	2,290
137	Dreyfus High Yield Strategies Fund	619
452	ING Prime Rate Trust	2,606
323	Invesco Van Kampen Senior Income Trust	1,550
85	iPATH S&P 500, (United Kingdom) (a)	4,207
619	Nuveen Multi-Strategy Income and Growth Fund 2	5,507
11	ProShares UltraShort Real Estate (a)	216
72	SPDR Barclays Capital High Yield Bond ETF	2,875
386	WisdomTree Dreyfus Chinese Yuan Fund (a)	9,735

	Total Investment Companies (Cost $26,646)	29,605

Mortgage Pass-Through Securities — 1.0%
	Federal National Mortgage Association, 30 Year, Single Family,
104,925	TBA, 3.500%, 01/25/40	102,859
6,750	TBA, 4.500%, 12/25/40	7,027

	Total Mortgage Pass-Through Securities (Cost $110,485)	109,886

SHARES
Common Stocks — 0.6%
Industrials — 0.0% (g)
	Commercial Services & Supplies — 0.0% (g)
7	Quad/Graphics, Inc. (a)	312

Information Technology — 0.0% (g)
	Computers & Peripherals — 0.0% (g)
165	Stratus Technologies, Inc., ADR (a) (f) (i)	—

Materials — 0.6%
	Chemicals — 0.3%
603	LyondellBasell Industries N.V., (Netherlands), Class A (a)	17,624
553	LyondellBasell Industries N.V., (Netherlands), Class B (a)	16,148

		33,772
	Construction Materials — 0.1%
403	U.S. Concrete, Inc. (a)	2,727

	Containers & Packaging — 0.2%
957	Smurfit-Stone Container Corp. (a)	22,870

	Total Materials	59,369

	Total Common Stocks (Cost $47,434)	59,681

Preferred Stocks — 0.5%
Consumer Discretionary — 0.2%
	Automobiles — 0.2%
100	General Motors Co., 4.750%, 12/01/13 (a)	5,070
1,533	Motors Liquidation Co., 5.250%, 03/06/32	11,658

	Total Consumer Discretionary	16,728

Financials — 0.3%
	Commercial Banks — 0.1%
100	CoBank ACB, 7.000%, 01/03/11 (e) (f) (i) (x)	4,453
160	CoBank ACB, Series D, 11.000%, 10/01/14 (f) (i) (x)	8,690

		13,143

	Consumer Finance — 0.2%
8	Ally Financial, Inc., 7.000%, 12/31/11 (e) (m) (x)	6,696
159	Ford Motor Credit Co. LLC, 7.375%, 10/15/31	4,009
160	Ford Motor Credit Co. LLC, 7.600%, 03/01/32	4,001

		14,706

	Real Estate Investment Trusts (REITs) — 0.0% (g)
8	Strategic Hotels & Resorts, Inc., 8.500%, 01/03/11 (a) (x)	179

	Total Financials	28,028

Industrials — 0.0% (g)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Construction & Engineering — 0.0% (g)
310	M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	5,368
Information Technology — 0.0% (g)
	IT Services — 0.0% (g)
38	Stratus Technologies, Inc., ADR (a) (f) (i)	—
	Total Preferred Stocks (Cost $42,434)	50,124
Loan Participations & Assignments — 4.0%
Consumer Discretionary — 2.1%
	Auto Components — 0.4%
	Remy, 1st Lien Term Loan,
23,154	VAR, 5.753%, 12/06/13	23,000
887	VAR, 5.789%, 12/06/13	881
11,577	VAR, 5.792%, 12/06/13	11,500
4,318	Remy, 2nd Lien Term Loan, VAR, 8.792%, 06/06/14	4,313

		39,694

	Automobiles — 0.1%
	Ford Motor Co., Term Loan B,
1,747	VAR, 3.010%, 12/15/13	1,728
432	VAR, 3.010%, 12/15/13	427
2,055	VAR, 3.040%, 12/15/13	2,032
4,394	VAR, 3.050%, 12/15/13	4,346

		8,533

	Distributors — 0.0% (g)
	Alliance Laundry Systems, Term Loan B, (Germany),
5,756	VAR, 6.250%, 09/30/16	5,807
124	VAR, 6.250%, 09/30/16	125

		5,932

	Gaming — 0.0% (g)
669	Isle of Capri Casinos, Inc., Delayed Draw Term Loan A, VAR, 5.000%, 11/25/13	661
974	Isle of Capri Casinos, Inc., Delayed Draw Term Loan B, VAR, 5.000%, 11/25/13	962
1,963	Isle of Capri Casinos, Inc., Initial Term Loan, VAR, 5.000%, 11/25/13	1,939

		3,562

	Hotels, Restaurants & Leisure — 0.4%
	CCM Merger, Inc., Term Loan B,
18,695	VAR, 8.500%, 07/13/12	18,681
1,894	VAR, 8.500%, 07/13/12	1,893
563	Fontainebleau Las Vegas, Delayed Draw Term Loan B, HB, VAR, 0.000%, 06/06/14	111
1,127	Fontainebleau Las Vegas, Initial Term Loan, HB, VAR, 0.000%, 06/06/14	221
19,027	Harrah’s Operating Co., Inc., Term B-2 Loan, VAR, 3.288%, 01/28/15	16,612
	Harrah’s Operating Co., Inc., Term B-3 Loan,
616	VAR, 3.288%, 01/28/15	536
3	VAR, 3.289%, 01/28/15	3

		38,057

	Media — 0.6%
19,341	Clear Channel Communications, Inc., Term Loan B, VAR, 3.903%, 01/29/16	15,341
	Dex Media West, New Term Loan,
410	VAR, 7.000%, 10/24/14	347
30	VAR, 7.000%, 10/24/14	26
5,132	High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	5,113
18,717	Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	18,647
20,740	Univision Communications, Inc., 1st Lien Term Loan, VAR, 2.506%, 09/29/14	19,723

		59,197

	Multiline Retail — 0.0% (g)
1,791	Neiman-Marcus Group, Inc. (The), B-2 Term Loan, VAR, 4.294%, 04/16/16	1,757

	Specialty Retail — 0.6%
	Burlington Coat Factory, Term Loan B,
5,030	VAR, 2.510%, 05/28/13	4,885
4,977	VAR, 2.520%, 05/28/13	4,834
	Claire’s Stores, Term Loan B,
168	VAR, 3.006%, 05/29/14	147
9,273	VAR, 3.038%, 05/29/14	8,097
55,606	VAR, 3.044%, 05/29/14	48,554

		66,517

	Total Consumer Discretionary	223,249

Consumer Staples — 0.2%
	Household Products — 0.2%
	Spectrum Brands, Inc., Term Loan, (Germany),
7,400	VAR, 8.000%, 06/16/16	7,514
7,400	VAR, 8.000%, 06/16/16	7,514
2,467	VAR, 8.000%, 06/16/16	2,505

		17,533

	Total Consumer Staples	17,533

Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
2,533	Big West Oil, Term Loan B, VAR, 12.000%, 01/22/15	2,581
2,972	Western Refining, Inc., Term Loan, VAR, 10.750%, 05/30/14	3,013

		5,594

	Total Energy	5,594

Financials — 0.4%
	Capital Markets — 0.0% (g)
3,440	Nuveen Investments, Inc., 2nd Lien Term Loan, VAR, 12.500%, 07/31/15	3,685

	Diversified Financial Services — 0.3%
6,148	Capmark Financial Group, Term Roll-Up Certified Tranche, VAR, 4.750%, 03/23/11	5,246

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Diversified Financial Services — Continued
41,709	Capmark Financial Group, U.S. Term Loan, VAR, 3.250%, 03/23/13	16,162
3,200	Capmark Financial Group, Unsecured Bridge Loan, VAR, 5.250%, 03/23/13	1,210
	CIT Group, Inc., Tranche 3 Term Loan,
492	VAR, 6.250%, 07/27/15	500
806	VAR, 6.250%, 07/27/15	819
492	VAR, 6.250%, 07/27/15	500
2,063	VAR, 6.250%, 07/27/15	2,097
2,074	VAR, 6.250%, 07/27/15	2,108
270	VAR, 6.250%, 07/27/15	274
540	VAR, 6.250%, 07/27/15	549
881	VAR, 6.250%, 07/27/15	896
679	VAR, 6.250%, 07/27/15	690

		31,051

	Insurance — 0.0% (g)
406	USI Holdings Corp., Term Loan, VAR, 7.000%, 05/04/14	399

	Real Estate Management & Development — 0.1%
	Realogy Corp., Delayed Draw Term Loan B,
270	VAR, 3.254%, 10/10/13	248
2,306	VAR, 3.286%, 10/10/13	2,127
606	VAR, 3.289%, 10/10/13	559
2,300	VAR, 13.500%, 10/15/17	2,498

		5,432

	Total Financials	40,567

Industrials — 0.2%
	Building Products — 0.1%
	Jacuzzi Brands, Inc., 1st Lien Term Loan B,
28	VAR, 2.521%, 02/07/14	23
13,721	VAR, 2.538%, 02/07/14	11,182
1,374	Jacuzzi Brands, Inc., 1st Lien, Synthetic Credit Facility, VAR, 0.189%, 02/07/14	1,120

		12,325

	Industrial Conglomerates — 0.1%
9,800	Pinafore, Inc., Term Loan B, VAR, 6.750%, 09/20/16	9,906

	Total Industrials	22,231

Information Technology — 0.2%
	Communications Equipment — 0.0% (g)
4,987	Avaya, Inc., Term Loan B, VAR, 3.034%, 10/26/14	4,527

	Internet Software & Services — 0.1%
7,750	Softlayer Technologies, Term Loan, VAR, 11/09/16	7,755
3,065	Vertafore, Inc., 2nd Lien Term Loan, VAR, 9.750%, 10/26/17	3,090

		10,845

	IT Services — 0.1%
709	First Data Corp., Initial Tranche B-1 Term Loan, VAR, 3.003%, 09/24/14	638
5,092	First Data Corp., Initial Tranche B-2 Term Loan, VAR, 3.003%, 09/24/14	4,576
3,306	First Data Corp., Initial Tranche B-3, VAR, 3.003%, 09/24/14	2,971

		8,185

	Total Information Technology	23,557

Materials — 0.2%
	Chemicals — 0.1%
1,965	Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, VAR, 2.539%, 05/15/14	1,914
2,500	Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, VAR, 6.039%, 11/14/14 (f) (i)	2,447
1,385	INEOS Holdings, B2 Advance Term Loan, VAR, 7.501%, 12/14/13	1,401
1,584	INEOS Holdings, C2 Advance Term Loan, VAR, 8.001%, 12/14/14	1,610

		7,372

	Diversified Manufacturing — 0.0% (g)
1,473	BOC Edwards, 1st Priority Lien, VAR, 2.294%, 05/31/14	1,423

	Paper & Forest Products — 0.1%
13,600	Abitibi, Inc., Term Loan, VAR, 11.000%, 03/31/12	13,736

	Total Materials	22,531

Utilities — 0.6%
	Independent Power Producers & Energy Traders — 0.6%
3,173	Calpine Corp., 1st Priority Lien, VAR, 3.165%, 03/29/14	3,154
14,963	New Development Holdings LLC, Term Loan, VAR, 7.000%, 07/03/17	15,200

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
	Independent Power Producers & Energy Traders — Continued
	Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan,
19,799	VAR, 3.753%, 10/10/14	15,165
50	VAR, 3.789%, 10/10/14	38
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
6,881	VAR, 3.753%, 10/10/14	5,306
636	VAR, 3.753%, 10/10/14	491
19	VAR, 3.789%, 10/10/14	15
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
34,705	VAR, 3.753%, 10/10/14	26,641
90	VAR, 3.789%, 10/10/14	69

		66,079

	Total Utilities	66,079

	Total Loan Participations & Assignments (Cost $407,193)	421,341

Options Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
630	10 Year U.S. Treasury Note, Expiring 02/18/11 @ $127.50, American Style	79
700	10 Year U.S. Treasury Note, Expiring 12/23/10 @ $125.00, American Style	459

	Total Call Option Purchased (Cost $660)	538

NUMBER OF CONTRACTS
	Put Option Purchased — 0.0% (g)
13,992	Expiring 08/26/11. If exercised the Fund pays semi-annually 2.873% and receives quarterly floating 3 month LIBOR terminating 08/31/21, European Style. Counterparty: Citibank, N.A. (r)	958

	Total Receiver/Payer Straddles on Interest Rate Swaps (Cost $992)	958

NOTIONAL AMOUNT
	Payer Options Purchased on Interest Rate Swaps:
52,457	Expiring 12/01/10. If exercised the Fund pays semi-annually 2.890% and receives quarterly floating 3 month LIBOR terminating 12/03/20, European Style. Counterparty: Morgan Stanley Capital Services (r)	317

	Total Payer Options Purchased on Interest Rate Swaps (Cost $610)	317

	Total Options Purchased (Cost $2,262)	1,813

PRINCIPAL AMOUNT
Short-Term Investments — 59.3%
U.S. Treasury Obligation — 0.2%
12,655	U.S. Treasury Bill, 0.000%, 01/13/11 (n)	12,653

		12,653

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investments — Continued
Investment Company — 59.1%
6,262,805	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $6,262,805)	6,262,805

	Total Short-Term Investments (Cost $6,275,457)	6,275,458

	Total Investments —101.9% (Cost $10,557,082)	10,791,552
	Liabilities in Excess of Other Assets — (1.9)%	(197,734)

	NET ASSETS — 100.0%	$10,593,818

Percentages indicated are based on net assets.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 11/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
1,809	10 Year U.S. Treasury Note	03/22/11	$224,514	$400
2,098	Eurodollar	03/31/11	872,575	(180)
2,449	Eurodollar	03/19/12	606,832	147
700	Eurodollar	09/17/12	173,014	(142)
	Short Futures Outstanding
(684)	10 Year U.S. Treasury Note	03/22/11	(84,891)	(179)
(29)	30 Year U.S. Treasury Bond	03/22/11	(3,691)	(16)
(332)	2 Year U.S. Treasury Note	03/31/11	(72,833)	(94)
(1,772)	5 Year U.S. Treasury Note	03/31/11	(212,377)	(379)

				$(443)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY	CURRENCY COUNTERPARTY		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,250,000	EUR	Credit Suisse International	12/17/10	$4,250	$4,219	$(31)

CONTRACTS TO SELL		COUNTERPARTY	SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 11/30/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
4,050,000	CAD	Morgan Stanley	02/18/11	$4,030	$3,939	$91
5,275,000	EUR	Citibank, N.A.	12/17/10	7,396	6,847	549
11,525,000	EUR	Credit Suisse International	12/17/10	15,385	14,960	425
5,025,000	EUR	Morgan Stanley	12/17/10	6,989	6,522	467
2,858,000	EUR	Royal Bank of Canada	12/17/10	3,939	3,710	229
647,000	EUR	Societe Generale	12/17/10	882	839	43
3,650,000	EUR	Union Bank of Switzerland AG	12/17/10	4,755	4,738	17
1,675,000	EUR	Westpac Banking Corp.	12/17/10	2,355	2,174	181

63,500,000	NOK	Citibank, N.A.	02/18/11	10,366	10,183	183

				$56,097	$53,912	$2,185

OPTIONS WRITTEN

Put Options Written

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.395% semi-annually	08/26/11	08/31/21	$13,992	$(392)
Deutsche Bank AG, New York	2.000% semi-annually	03/14/11	03/16/12	473,415	(5)
Deutsche Bank AG, New York	2.000% semi-annually	05/17/11	05/19/12	702,094	(32)

(Premiums received of $3,329.)					$(429)

*	European Style
**	The Fund would pay quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.366%	7,000	295	453
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.520	35,380	405	333
Citibank, N.A.
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.520	3,500	40	- (h)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.545	17,300	(401)	228
Kingdom of Belgium, 5.750%, 09/28/10	1.000% quarterly	06/20/15	2.001	3,500	140	98
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.118	17,900	769	(521)
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	06/20/15	2.641	10,350	679	(378)
Sherwin-Williams Co (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.560	5,500	(107)	190
Sherwin-Williams Co (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.639	3,600	(65)	85
Sherwin-Williams Co (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.639	7,100	(128)	156
Sherwin-Williams Co (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.639	11,000	(198)	247
TJX Cos, Inc., 6.950%, 04/15/19	1.000% quarterly	09/20/15	0.561	10,350	(233)	157
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.459	17,650	332	(1,055)
Credit Suisse International
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.110	10,500	447	(294)
Kingdom of Belgium, 5.750%, 09/28/10	1.000% quarterly	03/20/15	1.975	10,350	383	607
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	1.920	2,000	(228)	(80)
Staples, Inc., 7.375%, 10/01/12	1.000% quarterly	06/20/15	0.865	7,250	(57)	105
Deutsche Bank AG, New York
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	09/20/15	6.476	10,500	509	(1,098)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/15	6.060	5,900	180	(619)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.110	10,500	447	(314)
Kingdom of the Netherlands, 3.250%, 07/15/15	0.250% quarterly	03/20/15	0.554	13,800	169	(128)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	1.920	4,000	(457)	(36)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	1.920	4,000	(457)	87
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	09/20/14	1.990	5,000	(592)	311
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.051	6,500	248	(439)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.051	7,000	267	(475)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.051	7,000	267	(203)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.051	11,000	420	(602)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.118	35,700	1,534	(1,040)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	1.246	13,800	128	(241)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	12/20/15	1.274	13,700	152	44
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.459	14,150	266	(713)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	12/20/15	1.495	13,900	298	(384)
Morgan Stanley Capital Services
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	09/20/15	1.211	10,350	79	(75)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/15	1.234	13,950	129	(107)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	06/20/15	0.519	7,000	(163)	132
Lowe’s Cos, Inc., 5.400%, 10/15/16	1.000% quarterly	06/20/15	0.539	3,500	(78)	71
Lowe’s Cos, Inc., 5.400%, 10/15/16	1.000% quarterly	06/20/15	0.539	7,000	(157)	118
Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	09/20/15	1.589	6,900	170	(352)
Staples, Inc., 7.375%, 10/01/12	1.000% quarterly	06/20/15	0.865	6,850	(54)	88
TJX Cos., Inc., 6.950%, 04/15/19	1.000% quarterly	09/20/15	0.561	10,350	(233)	161
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	1.246	10,350	96	(75)
Royal Bank of Scotland
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.496	34,500	341	(352)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.496	34,500	341	(298)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.496	35,000	346	(14)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	06/20/15	2.178	14,200	678	(1,039)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/15	1.406	17,250	254	(54)
Union Bank of Switzerland AG
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.718	13,800	(208)	170
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.718	17,300	(261)	212
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.366	7,000	295	(624)
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.366	7,000	295	(566)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.520	28,000	321	(120)
Eastman Chemical Co., 7.600%, 02/01/27	1.000% quarterly	09/20/15	1.039	17,650	(4)	219
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/13	5.120	3,400	(24)	(242)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.110	6,500	277	(301)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.110	10,500	447	(250)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.545	6,900	(160)	111
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.545	13,800	(320)	190
Kohl’s Corp., 6.250%, 12/15/17	1.000% quarterly	09/20/15	0.754	6,900	(93)	24
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	12/20/15	1.722	34,250	1,097	(1,366)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.118	6,500	279	(276)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.118	21,000	903	(902)
Lowe’s Cos., Inc., 5.400%, 10/15/16	1.000% quarterly	09/20/15	0.562	6,900	(155)	87
Nordstrom, Inc., 6.950%, 03/15/28	1.000% quarterly	09/20/15	1.072	31,100	40	(434)
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.560	10,500	(204)	363
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.639	10,600	(190)	239
Staples, Inc., 9.750%, 01/15/14	1.000% quarterly	09/20/15	0.900	10,350	(68)	(145)
Target Corp., 5.375%, 05/01/17	1.000% quarterly	12/20/15	0.512	20,900	(541)	429
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.459	13,800	259	(507)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.459	13,800	259	(543)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	12/20/15	1.495	34,800	747	(690)

					$10,192	$(12,237)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc
CDX.EM.14.1	5.000% quarterly	12/20/15	2.437%	17,150	(2,185)	2,236
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	12.859	14,100	7,310	(7,999)
BNP Paribas
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	68,500	(198)	(192)
Citibank, N.A.
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	26.432	9,800	1,440	(2,586)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	26.432	10,500	1,543	(2,400)
CDX.EM.14.1	5.000% quarterly	12/20/15	2.437	34,850	(4,441)	5,110
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	7,070	2,060	(3,694)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	17,700	483	(1,105)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	5.591	10,500	2,661	(4,770)
CMBX.NA.BBB.1.1	1.340% monthly	10/12/52	25.917	7,040	5,084	(5,202)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.903	6,900	5,584	(5,854)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.903	10,550	8,538	(8,434)
Credit Suisse International
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	1,500	41	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	2,500	68	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	3,500	96	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	5,000	137	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.335	5,000	558	(1,475)
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	41.053	6,900	5,584	(5,865)
Deutsche Bank AG, New York
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	26.432	10,700	1,573	(2,231)
CDX.EM.14.1	5.000% quarterly	12/20/15	2.437	13,700	(1,746)	1,884
CDX.EM.14.1	5.000% quarterly	12/20/15	2.437	63,000	(8,028)	8,866
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	7,060	2,058	(2,876)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	5,700	156	(1,097)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	32.124	17,520	14,237	(14,630)
Morgan Stanley Capital Services
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	68,500	(198)	192
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	7,070	2,060	(3,658)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	7,070	2,060	(3,534)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	14,100	4,109	(5,568)
CMBX.NA.A.2.1	1.090% monthly	03/15/49	42.902	17,150	2,686	(2,139)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	12.859	7,050	3,655	(4,088)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.334	14,100	1,575	(1,789)
Royal Bank of Scotland
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	26.432	1,500	220	(277)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	26.432	8,800	1,293	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	26.432	12,100	1,778	(3,595)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.670	17,700	483	(1,105)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.335	6,500	726	(1,540)
Union Bank of Switzerland AG
CDX.EM.14.1	5.000% quarterly	12/20/15	2.437	67,150	(8,557)	9,248
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	68,500	(198)	339
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	68,500	(198)	192

					$54,107	$(75,501)

Credit Default Swaps - Sell Protection [2] Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	9.856%	6,950	$(697)	$892
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	9.856	10,450	(1,048)	1,210
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	1,400	(12)	25
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	3,500	(29)	118
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	6,850	(56)	(20)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	6,850	(56)	(29)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/13	7.691	13,950	(870)	814
Freescale Semiconductor, Inc., 8.875%, 12/15/14	5.000% quarterly	12/20/12	5.326	6,950	25	90
Freescale Semiconductor, Inc., 8.875%, 12/15/14	5.000% quarterly	12/20/12	5.326	6,950	25	54
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	10,450	(1,460)	1,473
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/12	6.698	3,450	(78)	83
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/11	0.876	18,750	50	(29)
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	6.475	3,450	(62)	41
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	06/20/13	7.228	3,450	(142)	104
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	1,400	(99)	92
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	09/20/12	7.037	3,500	(86)	62
BNP Paribas
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	3,500	(119)	58
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	3,500	(119)	58
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	6,950	(236)	234
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.182	3,450	(264)	229

Citibank, N.A.
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.420	17,650	(300)	861
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	3,500	(188)	275
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	6,850	(368)	289
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.633	6,950	(416)	323
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	9.077	1,900	(241)	196
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	3,500	(29)	118
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.943	6,850	(184)	188
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	06/20/11	2.676	7,070	(52)	5
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	24.354	6,900	(319)	1,122
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	3,500	(1,449)	1,724
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	7,000	(2,898)	3,931
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.070	17,900	(735)	638
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	6.475	3,450	(62)	42
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	6,850	(487)	356
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	6,850	(487)	417
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	6,900	(490)	401
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	11.004	6,850	(971)	841
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	7.182	6,950	(531)	328
Credit Suisse International
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.348	10,500	(129)	222
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.943	3,450	(93)	99
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/10	24.357	6,930	(4)	(1)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	24.354	1,400	(65)	242
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/12	28.292	7,200	(2,206)	3,620
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	7,110	(3,144)	4,064
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	10,640	(4,704)	6,031
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	3,500	(1,953)	2,082
Deutsche Bank AG, New York
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	12/20/14	1.306	7,000	(69)	142
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.348	10,500	(129)	243
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	12/20/15	1.450	13,900	(268)	455
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/15	2.317	34,250	(2,016)	2,770
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	09/20/12	12.767	3,500	(403)	483
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	09/20/12	12.767	3,500	(403)	482
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	3,500	(70)	66
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	6,950	(139)	138
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/13	8.015	6,900	(493)	366
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/13	8.015	6,950	(496)	423
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	24.354	7,000	(324)	1,582
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/11	24.356	6,900	(616)	1,732
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/12	28.292	7,130	(2,184)	3,435
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	29.048	6,850	(2,358)	2,301
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/13	29.875	1,900	(725)	757
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	3,500	(1,449)	1,273
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	3,500	(1,449)	1,848
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	3,600	(1,490)	1,618
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	3,600	(1,490)	1,690
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	7,000	(2,898)	3,511
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	7,000	(2,898)	3,656
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	7,000	(2,898)	3,767
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	7,050	(2,919)	2,442
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	7,100	(2,940)	3,191
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	3,500	(1,548)	1,997
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	3,500	(1,953)	1,914
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	3,500	(1,953)	2,076
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	3,500	(1,953)	1,959
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	3,500	(1,953)	1,754
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	33.523	3,500	(1,992)	1,561
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	33.523	3,500	(1,992)	2,018
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	33.523	7,000	(3,984)	4,092
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	1.867	4,000	464	(78)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	1.867	4,000	464	(153)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	09/20/14	1.944	5,000	601	(344)
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	2.009	6,500	(238)	412
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	2.009	7,000	(256)	480
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	2.009	11,000	(402)	530
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.070	35,700	(1,467)	1,351
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	2.983	6,900	621	(70)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	2.983	6,900	621	(84)
Prudential Financial, Inc., 4.500%, 07/15/13	5.000% quarterly	06/20/14	1.892	2,000	230	330
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	6,950	(494)	462
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	6,950	(236)	115
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	8.745	6,950	(621)	563
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	7.182	6,950	(531)	328
HSBC Bank, N.A.
Hellenic Republic, 5.900%, 10/22/22	5.000% quarterly	06/20/11	8.761	17,690	(183)	738
Morgan Stanley Capital Services
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	3,450	(185)	(155)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	3,500	(188)	(266)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	6,850	(368)	(289)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	6,850	(368)	(156)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	6,850	(368)	(117)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	6,950	(374)	(433)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	6,950	(374)	(370)
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	10,300	(554)	(206)

Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.633	10,300	(616)	(433)
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	3,500	(489)	(577)
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	3,450	(69)	(16)
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	3,450	(69)	(2)
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/13	8.015	10,400	(743)	(529)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/10	24.357	10,300	(7)	33
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	6,850	(487)	(340)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	6,950	(494)	(428)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	11.004	6,850	(971)	(889)
Royal Bank of Scotland
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.348	17,250	(212)	54
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/15	2.125	14,200	(647)	1,352
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	6,950	(236)	115
Union Bank of Switzerland AG
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.348	10,500	(129)	177
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.420	13,800	(235)	464
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.420	13,800	(235)	506
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.420	14,150	(241)	682
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	3,500	(188)	246
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.633	6,950	(416)	341
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	9.077	3,600	(456)	507
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	9.077	10,400	(1,319)	1,206
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	6,850	(56)	82
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	26,450	(218)	283
Freescale Semiconductor, Inc., 8.875%, 12/15/14	5.000% quarterly	12/20/13	6.650	3,450	(121)	110
Freescale Semiconductor, Inc., 8.875%, 12/15/14	5.000% quarterly	12/20/13	6.650	24,000	(842)	483
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	09/20/12	12.767	3,500	(403)	538
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	3,450	(482)	452
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	6,850	(957)	909
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	13,700	(1,914)	2,017
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	13,700	(1,914)	1,701
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	20,450	(2,857)	2,863
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	15.596	7,000	(2,098)	1,464
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	15.596	7,000	(2,098)	1,476
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	2,050	(41)	41
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/13	7.459	3,500	(147)	216
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/13	7.459	3,500	(147)	204
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	8.072	6,850	(418)	404
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	8.072	6,950	(424)	569
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	8.072	20,900	(1,275)	1,721
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	8.967	6,850	(654)	786
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	8.967	6,950	(663)	856
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	8.967	10,300	(983)	701
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	8.967	13,700	(1,308)	851
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	3,500	(1,449)	1,785
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	3,500	(1,449)	1,768
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	7,000	(2,898)	2,236
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	7,000	(2,898)	3,483
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	17,500	(7,245)	8,835
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	3,450	(1,525)	1,918
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	6,900	(3,051)	3,847
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	6,950	(3,073)	3,529
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	3,500	(1,953)	1,931
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	33.523	3,500	(1,992)	2,099
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.070	17,450	(717)	629
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.070	21,000	(863)	1,171
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	6.475	6,850	(124)	49
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	6.475	10,300	(186)	97
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	6.475	13,700	(247)	89
Prudential Financial, Inc., 4.500%, 07/15/13	1.000% quarterly	12/20/15	2.159	34,800	(1,792)	1,780
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/11	8.406	6,950	(169)	280
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	6,850	(487)	390
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	11.004	6,850	(971)	873
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	3,500	(119)	104
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	6,950	(236)	173
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	6,950	(236)	115
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	7.182	6,950	(531)	328
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.182	6,950	(531)	260
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.182	6,950	(531)	353
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.182	17,150	(1,311)	915

					$(145,359)	$152,536

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Bank of America
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.123%	6,000	46	175
Barclays Bank plc
CMBX.NA.A.3.1	0.620% monthly	12/13/49	18.474	14,100	(9,017)	9,829
Citibank, N.A.
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	32.273	9,200	(4,848)	12,395
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	32.273	20,000	(10,539)	13,348
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	32.273	20,000	(10,539)	12,991
CMBX.NA.A.2.1	0.250% monthly	03/15/49	10.858	14,500	(6,392)	6,814
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	6.961	17,400	(5,323)	5,628

Credit Suisse International
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.123	7,000	54	186
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.353	5,000	(298)	1,175
Deutsche Bank AG, New York
CDX.NA.IG.14.01	1.000% quarterly	06/20/15	0.918	13,800	77	60
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	13,700	40	(91)
CMBX.NA.BBB.2.1	0.250% monthly	03/15/49	10.858	13,950	(6,149)	7,044
Morgan Stanley Capital Services
CDX.NA.IG.14.01	1.000% quarterly	06/20/15	0.918	20,700	115	78
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	13,950	40	68
CMBX.NA.A.3.1	0.620% monthly	12/13/49	18.474	7,050	(4,508)	4,932
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.353	14,100	(839)	1,265
CMBX.NA.AM.4.1	0.500% monthly	02/17/51	3.018	13,950	(2,016)	2,231
CMBX.NA.AM.4.1	0.500% monthly	02/17/51	3.018	13,950	(2,016)	2,576
CMBX.NA.BBB.2.1	0.250% monthly	03/15/49	10.858	13,950	(6,149)	7,044
MCDX.NA.15	1.000% quarterly	12/20/15	1.980	19,650	(721)	666
MCDX.NA.15	1.000% quarterly	12/20/15	1.980	19,650	(721)	662
Royal Bank of Scotland
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.353	6,500	(387)	1,250
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	6.961	10,500	(3,212)	5,336

					$(73,302)	$95,662

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract.

Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)					UPFRONT PREMIUMS (PAID)/RECEIVED [1]
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.710% semi-annually	3 month LIBOR quarterly	11/19/15	$125,928	$55	$—
Barclays Bank plc	1.980% semi-annually	3 month LIBOR quarterly	02/22/16	155,026	(646)	—
Barclays Bank plc	3 month LIBOR quarterly	3.200% semi-annually	02/22/21	168,946	2,205	—
Barclays Bank plc	4.028% semi-annually	3 month LIBOR quarterly	02/22/41	41,555	(1,358)	—
Citibank, N.A.	1.570% semi-annually	3 month LIBOR quarterly	01/19/16	97,801	1,226	—
Citibank, N.A.	3.047% semi-annually	3 month LIBOR quarterly	11/17/20	83,459	(843)	—
Citibank, N.A.	3 month LIBOR quarterly	2.730% semi-annually	01/19/21	104,937	(2,619)	—
Citibank, N.A.	3.676% semi-annually	3 month LIBOR quarterly	01/19/41	24,834	702	—
Deutsche Bank AG, New York	1.585% semi-annually	3 month LIBOR quarterly	10/27/15	316,699	1,433	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.382% semi-annually	10/27/40	79,052	(5,900)	—
Morgan Stanley Capital Services	3 month LIBOR quarterly	3.000% semi-annually	12/03/20	52,457	216	—

					$(5,529)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Price Lock Swaps

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Citibank, N.A. (†)	U.S. Treasury Note, 2.625%, 11/15/20	97.24	12/15/10	$87,447	$1,060	$—
Citibank, N.A. (†)	U.S. Treasury Note, 1.250%, 10/31/15	100.26	12/30/10	17,375	(209)	—

					$851	$—

(†)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.
[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

1. Derivatives — The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures; and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the

The Fund may be subject to various risks from the use of derivatives including risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’ counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

1A. Options — The Fund purchase and sell (“write”) put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Purchased Options — The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — The amount of the liability is adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Fund record loss on a realized gain or written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

1B. Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

1C. Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities.

These amounts are held in segregated accounts with the fund’s or counterparty’s custodial bank, as applicable.

The Fund’s swap contracts at net value and collateral posted by counterparty as of November 30, 2010 is as follows (amounts in thousands):

Counterparty	Value of swap contracts	Collateral Amount
Barclay’s Bank plc	$(7,531)	$4,810
Citibank	(24,751)	22,480
Deutsche Bank AG, New York	(48,456)	47,810
Morgan Stanley Capital Services	(7,587)	6,470
Union Bank of Switzerland AG	(65,785)	60,820

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Funds enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Price Locks

The Fund enters into price locks to hedge interest rate exposures within their respective portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
CDX	—	Credit Derivative Index
CMO	—	Collateralized Mortgage Obligation
DA	—	Development Authority
ETF	—	Exchange Traded Fund
EUR	—	Euro
HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
NOK	—	Norwegian Krone
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
SPDR	—	Standard & Poor’s Depository Receipts

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
Yankee	—	Dollar-denominated bonds issued in the U.S. by foreign banks or corporations
YCC	—	Yield Curve Certificate

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $43,077,000 which amounts to 0.4% of total investments.
(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)	Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2010.
†	Approximately $142,390,000 of this investment is restricted as collateral for swaps to various brokers.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$282,036
Aggregate gross unrealized depreciation	(47,566)

Net unrealized appreciation/depreciation	$234,470

Federal income tax cost of investments	$10,557,082

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Preferred Stocks
Consumer Discretionary	$—	$16,728	$—		$16,728
Financials	179	14,706	13,143		28,028
Information Technology	—	5,368	—	(a)	5,368
Total	179	36,802	13,143		50,124
Common Stocks
Industrials	312	—	—		312
Information Technology	—	—	—	(a)	—	(a)
Materials	59,369	—	—		59,369
Total	59,681	—	—		59,681
Debt Securities
Asset-Backed Securities	—	116,478	—		116,478
Collateralized Mortgage
Obligations	—	643,722	—		643,722
Commercial Mortgage-Backed
Securities	—	36,001	—		36,001
Convertible Bonds
Materials	—	2,083	—		2,083
Corporate Bonds
Consumer Discretionary	—	721,786	—		721,786
Consumer Staples	—	163,532	—		163,532
Energy	—	183,149	—		183,149
Financials	—	469,108	24,231		493,339
Health Care	—	213,329	—		213,329
Industrials	—	476,425	—		476,425
Information Technology	—	190,165	—		190,165
Materials	—	257,520	2,943		260,463
Telecommunication Services	—	228,627	313		228,940
Utilities	—	114,232	—		114,232

Total	—	3,017,873	27,487		3,045,360

Mortgage Pass-Through Securities	—	109,886	—		109,886
Investment Companies	29,605	—	—		29,605
Loan Participations & Assignments
Consumer Discretionary	—	223,249	—		223,249
Consumer Staples	—	17,533	—		17,533
Energy	—	5,594	—		5,594
Financials	—	40,567	—		40,567
Industrials	—	22,231	—		22,231
Information Technology	—	23,557	—		23,557
Materials	—	20,084	2,447		22,531
Utilities	—	66,079	—		66,079

Total	—	418,894	2,447		421,341

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010

(Amounts in U.S. dollar, unless otherwise noted)

(Amounts in thousands)

Options Purchased
Call Options Purchased	1,813	—	—	1,813
Short-Term Investment
Investment Company	6,262,805	—	—	6,262,805
U.S. Treasury Obligations	—	12,653	—	12,653

Total Investments in Securities	$6,354,083	$4,394,392	$43,077	$10,791,552

Liabilities
Options Written
Payer Options Written on Interest Rate Swaps	$—	$(429)	$—	$(429)

Total Liabilities	$—	$(429)	$—	$(429)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,185	$—	$2,185
Futures Contracts	547	—	—	547
Swaps	—	66,914	—	66,914

Total Appreciation in Other Financial Instruments	$547	$69,099	$—	$69,646

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(31)	$—	$(31)
Futures Contracts	(990)	—	—	(990)
Swaps	$—	$(55,329)	$—	$(55,329)

Total Depreciation in Other Financial Instruments	$(990)	$(55,360)	$—	$(56,350)

(a)	Security has zero value.

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Common Stocks - Information Technology	$—	$—	$—	$—	(a)	$—	$—	$—	$—	(a)
Corporate BondsFinancials	16,283	768	(41)	470		6,751	—	—	24,231
Corporate BondsMaterials	1,404	—	1,505	34		—	—	—	2,943
Corporate Bonds -Telecommunication Services	875	—	(32)	—		—	—	(530)	313
Loan Participations & Assignments -Industrials	5,558	—	—	—		—	—	(5,558)	—
Loan Participations & Assignments - Materials	4,041	—	210	37		—	—	(1,841)	2,447
Preferred StocksFinancials	—	—	624	—		—	12,519	—	13,143
Preferred Stocks -Information Technology	—	—	—	—	(a)	—	—	—	—	(a)

Total	$28,161	$768	$2,266	$541		$6,751	$12,519	$(7,929)	$43,077

(a)	Security has zero value.

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $2,649,000

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 1.8%
Consumer Discretionary — 0.5%
	Hotels, Restaurants & Leisure — 0.5%
100	Seminole Hard Rock Entertainment, Inc., VAR, 2.792%, 03/15/14 (e)	89

Industrials — 0.5%
	Road & Rail — 0.5%
100	Quality Distribution LLC/QD Capital Corp., 10.000%, 06/01/13 (f) (i)	100

Materials — 0.8%
	Chemicals — 0.3%
52	Lyondell Chemical Co., 11.000%, 05/01/18	57

	Containers & Packaging — 0.5%
100	Constar International, Inc., VAR, 3.661%, 02/15/12	80

	Total Materials	137

	Total Corporate Bonds (Cost $349)	326

Municipal Bonds — 80.2% (t)
Alaska — 0.9%
	Other Revenue — 0.9%
170	Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/23	161

Arizona — 8.0%
	Education — 2.1%
300	Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18 (m)	328
65	Pima County IDA, American Charter Schools Foundation, Series A, Rev., 5.125%, 07/01/15	65

		393

	General Obligation — 1.3%
190	City of Phoenix, Series A, GO, 6.250%, 07/01/17	238

	Prerefunded — 1.3%
200	Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (m) (p)	233

	Water & Sewer — 3.3%
500	City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	604

	Total Arizona	1,468

Arkansas — 2.0%
	Housing — 1.0%
180	Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/37	191

	Special Tax — 1.0%
170	City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/25	178

	Total Arkansas	369

California — 4.9%
	General Obligation — 1.5%
200	California School Facilities Financing Authority, GO, AGM, Zero Coupon, 08/01/30	58
100	Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	50
150	Rancho Santiago Community College District, GO, AGM, 5.125%, 09/01/28	155

		263

	Hospital — 0.6%
100	Sierra View Local Health Care District, Rev., 4.875%, 07/01/18	102

	Housing — 0.3%
60	California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 12/01/36	61

	Prerefunded — 2.5%
420	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Rev., Zero Coupon, 01/01/24 (p)	258
160	Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	205

		463

	Total California	889

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Colorado — 1.6%
	General Obligation — 0.5%
75	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	89

	Housing — 0.7%
120	El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/FHLMC, 5.850%, 04/01/41	128

	Transportation — 0.4%
80	E-470 Public Highway Authority, Series B-2, Rev., VAR, NATL-RE, 5.000%, 09/01/11	82

	Total Colorado	299

Connecticut — 1.2%
	Other Revenue — 1.2%
200	Connecticut State Higher Education Supplement Loan Authority, Chesla Loan Program, Series A, Rev., 5.250%, 11/15/24	217

Delaware — 0.6%
	Housing — 0.6%
105	Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 01/01/23	107

District of Columbia — 1.2%
	Other Revenue — 1.2%
95	District of Columbia, Series A, Rev., 5.250%, 12/01/27	104
100	District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/17	107

	Total District of Columbia	211

Florida — 3.0%
	Housing — 1.2%
200	Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/28	216

	Other Revenue— 1.8%
100	Florida Water Pollution Control Financing Corp., Water Pollution Control, Series A, Rev., 5.000%, 07/15/22	113
100	Palm Beach County, Public Improvement, Convention Center Project, Rev., VAR, NATL-RE, FGIC, 5.000%, 11/01/11	103
100	Tampa Bay Water Utility System, Revenue Refunding & Improvement, Series A, Rev., NATL-RE, FGIC, 6.000%, 10/01/29	118

		334

	Total Florida	550

Georgia — 1.2%
	Other Revenue — 0.6%
100	Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	112

	Utility — 0.6%
100	Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	107

	Total Georgia	219

Guam — 1.1%
	Other Revenue — 1.1%
200	Guam Government Waterworks Authority, Water & Waste Water System, Rev., 5.000%, 07/01/19	196

Hawaii — 0.6%
	General Obligation — 0.6%
100	City & County of Honolulu, Series D, GO, 5.250%, 09/01/27	110

Illinois — 2.9%
	Education — 0.6%
100	Illinois Finance Authority, University of Chicago, Series B, Rev., 5.500%, 07/01/28	110

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Illinois — Continued
	General Obligation— 0.7%
125	Des Plaines Valley Public Library District, GO, 5.500%, 01/01/30	137

	Transportation — 1.6%
250	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	292

	Total Illinois	539

Indiana — 1.6%
	General Obligation — 0.6%
100	Indiana Housing & Community Development Authority, Home First Program, Series A, Rev., GNMA/FNMA COLL, 4.500%, 06/01/28	107

	Other Revenue — 1.0%
100	Indiana Finance Authority, Ascension Health, Series A- 8, Rev., VAR, 5.000%, 07/28/16	113
75	Indiana Finance Authority, Educational Facilities, Industry Historical, Rev., 4.000%, 07/01/15	79

		192

	Total Indiana	299

Iowa — 0.6%
	Housing — 0.6%
100	Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/28	107

Kansas — 3.6%
	Hospital — 1.3%
210	City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 10/01/16	228

	Housing — 0.5%
85	Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/39	90

	Water & Sewer — 1.8%
300	City of Wichita, Water & Sewer Utilities, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	334

	Total Kansas	652

Kentucky — 0.6%
	Housing — 0.6%
100	Kentucky Housing Corp., Series A, Rev., 5.000%, 01/01/27	108

Louisiana — 1.4%
	Housing — 0.4%
50	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 10/01/39	55
15	Jefferson Parish Finance Authority, Single Family Mortgage, Series B, Rev., GNMA/FNMA/FHLMC, 4.400%, 12/01/31	15

		70

	Other Revenue — 0.4%
75	State of Louisiana, Gas And Fuels Tax, Second Lien, Series B, Rev., 5.000%, 05/01/28	80

	Transportation — 0.6%
100	New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	107

	Total Louisiana	257

Maryland — 0.6%
	Transportation — 0.6%
100	Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	102

Massachusetts — 5.9%
	Education — 2.6%
325	Massachusetts Health & Educational Facilities Authority, Class L, Rev., 5.250%, 07/01/33	373

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Massachusetts — Continued
100	Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	111

		484

	Industrial Development Revenue/Pollution Control Revenue — 0.8%
150	Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/20	147

	Transportation — 1.9%
300	Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	348

	Water & Sewer — 0.6%
100	Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	110

	Total Massachusetts	1,089

Michigan — 1.4%
	General Obligation — 0.3%
50	City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/16	48

	Other Revenue — 1.1%
200	Saginaw County Economic Development Corp., BGI South LLC-Recovery Zone, Rev., 5.000%, 12/01/20	209

	Total Michigan	257

Minnesota — 1.8%
	General Obligation — 0.7%
50	Minneapolis St. Paul Housing Finance Board, Mortgage-Backed, City Living, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.520%, 03/01/41	52
75	Minnesota Housing Finance Agency, Mortgage-Backed, Rev., GNMA/FNMA/FHLMC COLL, 4.250%, 07/01/28	80

		132

	Hospital — 1.1%
200	Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	201

	Total Minnesota	333

Mississippi — 1.4%
	Other Revenue — 1.4%
100	Mississippi Development Bank, Harrison County Coliseum, Class A, Rev., 5.250%, 01/01/34	103
150	Mississippi Development Bank, Special Obligation, Harrison County Coliseum, Rev., 5.250%, 01/01/30	160

	Total Mississippi	263

Missouri — 3.0%
	Housing — 0.4%
70	Missouri Housing Development Commission, Home Ownership Loan Program, Single Family Mortgage, Series B, Rev., AMT, GNMA/FNMA, 5.800%, 09/01/35	73

	Other Revenue — 0.3%
50	Kansas City, Manicor Project, Tax Allocation, Series A, 5.000%, 03/01/12	50

	Transportation — 2.3%
400	Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	430

	Total Missouri	553

Montana — 1.7%
	Housing — 1.2%
210	Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 12/01/37	218

	Other Revenue — 0.5%
100	Billings Montana Airport, Revenue Refunding, Series A, Rev., AMT, 5.000%, 07/01/20	100

	Total Montana	318

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
New Hampshire — 0.6%
	Other Revenue — 0.6%
100	City of Manchester, School Facilities, Rev., NATL-RE, 5.500%, 06/01/27	118

New Jersey — 2.8%
	Other Revenue — 1.1%
200	Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/19	194

	Special Tax — 1.7%
300	New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	320

	Total New Jersey	514

New Mexico — 1.4%
	Housing — 0.1%
25	New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 09/01/39	27

	Other Revenue — 1.3%
200	Bernalillo County, Gross Receipts, Rev., AMBAC, 5.250%, 10/01/26	231

	Total New Mexico	258

New York — 2.3%
	Education — 1.2%
200	New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., NATL-RE, 5.000%, 10/01/15	227

	Hospital — 1.1%
200	Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	196

	Total New York	423

North Carolina — 2.7%
	Education — 0.8%
125	Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 10/01/23	138

	Housing — 1.5%
260	North Carolina Housing Finance Agency, Series 30- A, Rev., AMT, 5.500%, 01/01/39	271

	Utility — 0.4%
75	North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/17	81

	Total North Carolina	490

Ohio — 4.8%
	General Obligation — 0.6%
100	Cincinnati City School District, Classroom Construction & Improvement, GO, NATL- RE, FGIC, 5.250%, 12/01/25	115

	Hospital — 0.3%
65	Belmont County Health Systems, East Ohio Regional Hospital, Rev., 5.700%, 01/01/13 (f) (i)	47

	Housing — 1.3%
225	Ohio Housing Finance Agency, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 09/01/39	233

	Industrial Development Revenue/Pollution Control Revenue — 0.4%
75	Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	83

	Other Revenue — 2.2%
125	Buckeye Tobacco Settlement Financing Authority, Asset- Backed, Series A-1, Rev., 5.000%, 06/01/17	125
100	Franklin County Health Care Improvement, Presbyterian Services, Series A, Rev., 5.000%, 07/01/20	101
150	State of Ohio, Higher Education Facility, College of Wooster Project, Rev., 5.000%, 09/01/15	168

		394

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Ohio — Continued
	Total Ohio	872

Oregon — 2.1%
	Education — 0.4%
75	Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/18	78

	General Obligation — 1.1%
150	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	173
20	Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	23

		196

	Other Revenue — 0.6%
100	Oregon State Housing & Community Services Department, Single Family Mortgage Program, Series B, Rev., AMT, 5.000%, 07/01/30	105

	Total Oregon	379

Pennsylvania — 1.4%
	Education — 0.4%
70	Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	73

	Other Revenue — 0.3%
50	Allegheny County Airport Authority, Series 2B, Rev., FGIC, 5.000%, 01/01/18 (m)	51

	Resource Recovery — 0.7%
140	Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., VAR, AGM, 5.000%, 12/01/13	140

	Total Pennsylvania	264

Rhode Island — 0.5%
	Housing — 0.5%
85	Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Series 28-A, Rev., 4.650%, 10/01/20	86

Texas — 7.7%
	Education — 1.1%
100	Texas A&M University, Series A, Rev., 5.000%, 07/01/27	111
100	Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/30	98

		209

	General Obligation — 3.2%
95	Austin Independent School District, Series B, GO, PSF- GTD, 5.000%, 08/01/15	110
80	Fort Bend County, GO, 5.250%, 03/01/28	86
340	State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	385

		581

	Hospital — 1.1%
190	Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	197

	Housing — 0.7%
125	Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, FHLMC/GNMA/FNMA, 5.850%, 04/01/41	134

	Industrial Development Revenue/Pollution Control Revenue — 0.6%
100	Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	105

	Prerefunded — 0.1%
30	City of Houston, Class A, Rev., AGM, Zero Coupon, 12/01/27 (p)	15

	Utility — 0.9%
60	Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	68

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Texas — Continued
100		SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	108

			176

		Total Texas	1,417

Washington — 1.1%
		General Obligation — 1.1%
50		City of Tacoma, Limited Tax, Series B, GO, 5.000%, 12/01/17	58
220		State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	138

		Total Washington	196

		Total Municipal Bonds (Cost $14,404)	14,690

SHARES
Common Stocks — 0.6%
Materials — 0.6%
		Chemicals — 0.6%
2		LyondellBasell Industries N.V., (Netherlands), Class A (a)	58
2		LyondellBasell Industries N.V., (Netherlands), Class B (a)	54

		Total Common Stocks (Cost $63)	112

PRINCIPAL AMOUNT ($)
Loan Participations & Assignments — 17.1%
Consumer Discretionary — 7.3%
		Auto Components — 1.5%
		Remy, 1st Lien Term Loan,
81		VAR, 5.753%, 12/06/13	81
3		VAR, 5.789%, 12/06/13	3
41		VAR, 5.792%, 12/06/13	40
150		United Components, Inc., Term Loan, VAR, 6.250%, 03/23/17	150

			274

		Automobiles — 0.5%
		Ford Motor Co., Term Loan B,
18		VAR, 3.010%, 12/15/13	18
5		VAR, 3.010%, 12/15/13	5
22		VAR, 3.040%, 12/15/13	21
46		VAR, 3.050%, 12/15/13	46

			90

		Diversified Consumer Services — 0.1%
		Ati Acquisition Co., Term Loan B,
18		VAR, 8.250%, 12/30/14	16
—	(h)	VAR, 8.250%, 12/30/14	—	(h)
—	(h)	VAR, 8.250%, 12/30/14	—	(h)

			16

		Gaming — 0.5%
95		HSP Gaming LP, Term Loan, VAR, 11.250%, 09/23/14	96

		Hotels, Restaurants & Leisure — 0.5%
		CCM Merger, Inc., Term Loan B,
91		VAR, 8.500%, 07/13/12	91
9		VAR, 8.500%, 07/13/12	9

			100

		Media — 2.5%
148		Cengage Learning Acquisitions, Term Loan, VAR, 2.540%, 07/03/14	136
16		High Plains Broadcasting Operating Co. LLC, Term Loan, VAR, 9.000%, 09/14/16	16
		Media General, Inc., Term Loan,
16		VAR, 4.503%, 03/29/13	15
44		VAR, 4.538%, 03/29/13	41
57		Newport Television LLC, Term Loan, VAR, 9.000%, 09/14/16	56
		R.H. Donnelley, Inc., Exit Term Loan,
5		VAR, 9.000%, 10/24/14	4
37		VAR, 9.000%, 10/24/14	26
40		VAR, 9.000%, 10/24/14	29
132		Univision Communications, Inc., 1st Lien Term Loan, VAR, 2.506%, 09/29/14	126

			449

		Specialty Retail — 1.2%
		Claire’s Stores, Term Loan B,
—	(h)	VAR, 3.006%, 05/29/14	—	(h)
14		VAR, 3.038%, 05/29/14	12
85		VAR, 3.044%, 05/29/14	75
135		Leslie’s Poolmart, Term Loan B, VAR, 0.000%, 11/30/17	136

			223

		Textiles, Apparel & Luxury Goods — 0.5%
94		Polymer Group, Inc., Term Loan B, VAR, 7.000%, 11/22/14	94

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
		Textiles, Apparel & Luxury Goods — Continued
		Total Consumer
		Discretionary	1,342

Consumer Staples — 0.6%
		Household Products — 0.6%
		Spectrum Brands, Inc., Term Loan,
44		VAR, 8.000%, 06/16/16	45
44		VAR, 8.000%, 06/16/16	44
15		VAR, 8.000%, 06/16/16	15

		Total Consumer Staples	104

Energy — 0.5%
		Oil, Gas & Consumable Fuels — 0.5%
88		Western Refining, Inc., Term Loan, VAR, 10.750%, 05/30/14	90

Financials — 0.4%
		Diversified Financial Services — 0.4%
32		Capmark Financial Group, Term Roll-Up Certified Tranche, VAR, 4.750%, 03/23/11	27
		CIT Group, Inc., Tranche 3 Term Loan,
2		VAR, 6.250%, 07/27/15	3
4		VAR, 6.250%, 07/27/15	4
2		VAR, 6.250%, 07/27/15	3
10		VAR, 6.250%, 07/27/15	10
10		VAR, 6.250%, 07/27/15	11
1		VAR, 6.250%, 07/27/15	1
3		VAR, 6.250%, 07/27/15	3
4		VAR, 6.250%, 07/27/15	4
3		VAR, 6.250%, 07/27/15	3

		Total Financials	69

Health Care — 0.9%
		Health Care Providers & Services — 0.9%
3		Community Health Systems, Inc., Delayed Draw, VAR, 2.549%, 07/25/14	3
56		Community Health Systems, Inc., Term Loan, VAR, 2.549%, 07/25/14	54
100		Vanguard Health Systems, Term Loan B, VAR, 5.000%, 01/29/16	100

		Total Health Care	157

Industrials — 1.5%
		Airlines — 0.5%
		Delta Airlines, Inc., 1st Lien Credit Linked Deposit,
14		VAR, 0.094%, 04/30/12	14
83		VAR, 2.289%, 04/30/12	80

			94

		Building Products — 0.2%
4		Jacuzzi Brands, Inc., 1st Lien, Synthetic Credit Facility, VAR, 0.189%, 02/07/14	4
		Jacuzzi Brands, Inc., 1st Lien, Term Loan B,
—	(h)	VAR, 2.521%, 02/07/14	—	(h)
45		VAR, 2.538%, 02/07/14	37

			41

		Commercial Services & Supplies — 0.4%
		Clarke American Corp., Term Loan B,
18		VAR, 2.756%, 06/30/14	16
13		VAR, 2.756%, 06/30/14	12
19		VAR, 2.789%, 06/30/14	16
28		VAR, 2.789%, 06/30/14	25
11		VAR, 2.789%, 06/30/14	10

			79

		Electrical Equipment — 0.3%
		Generac Power Systems, Term Loan B,
6		VAR, 2.758%, 11/10/13	6
41		VAR, 2.790%, 11/10/13	40

			46

		Industrial Conglomerates — 0.1%
25		Pinafore, Inc., Term Loan B, VAR, 6.750%, 09/20/16	25

		Total Industrials	285

Information Technology — 2.1%
		Communications Equipment — 0.8%
148		Avaya, Inc., Term Loan B, VAR, 3.034%, 10/26/14	135

		Internet Software & Services — 0.8%
150		Softlayer Technologies Term Loan, VAR, 0.000%, 11/09/16	150

		IT Services — 0.1%
23		First Data Corp., Initial Tranche B-3, VAR, 3.003%, 09/24/14	21

		Semiconductors & Semiconductor Equipment — 0.4%
78		Freescale Semiconductor, Inc., Extended Term Loan, VAR, 4.508%, 11/29/13	73

		Total Information
		Technology	379

Materials — 1.4%
		Chemicals — 0.1%
		Styron LLC, Term Loan,
20		VAR, 7.500%, 06/17/16	20
—	(h)	VAR, 7.500%, 06/17/16	—	(h)

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
	Chemicals — Continued
		20

	Diversified Manufacturing — 0.2%
36	BOC Edwards, 1st Priority Lien, VAR, 2.294%, 05/31/14	34

	Paper & Forest Products — 1.1%
100	Abitibi, Inc., Term Loan, VAR, 11.000%, 03/31/12	101
100	Ainsworth Lumber Ltd., Term Loan B, VAR, 5.313%, 06/26/14	95

		196

	Total Materials	250

Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.6%
	Time Warner Telecom, Term Loan B,
21	VAR, 2.010%, 01/07/13	21
100	VAR, 2.050%, 01/07/13	99

	Total Telecommunication Services	120

Utilities — 1.8%
	Independent Power Producers & Energy Traders — 1.8%
31	Calpine Corp., 1st Priority Lien, VAR, 3.165%, 03/29/14	31
125	New Development (Calpine), Term Loan, VAR, 7.000%, 07/03/17	127
44	NRG Energy, Inc. (Opco), Credit-Linked Deposit Letter of Credit, VAR, 1.789%, 02/01/13	43
52	NRG Energy, Inc. (Opco), Term Loan B, VAR, 2.039%, 02/01/13	52
	Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
97	VAR, 3.753%, 10/10/14	75
—(h)	VAR, 3.789%, 10/10/14	—	(h)

	Total Utilities	328

	Total Loan Participations & Assignments (Cost 3,052)	3,124

Short-Term Investment — 0.2%
	Investment Company — 0.2%
42	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.130% (b) (l) (m) (Cost $42)	42

	Total Investments — 99.9% (Cost $17,910)	18,294
	Other Assets in Excess of Liabilities — 0.1%	16

	NET ASSETS — 100.0%	$18,310

Percentages indicated are based on net assets.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $147,000 which amounts to 0.8% of total investments.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$602
Aggregate gross unrealized depreciation	(218)

Net unrealized appreciation/depreciation	$384

Federal income tax cost of investments	$17,910

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by state as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Materials	$112	$—	$—	$112

Total	112	—	—	112

Debt Securities
Corporate Bonds
Consumer Discretionary	—	89	—	89
Industrials	—	—	100	100
Materials	—	137	—	137

Total	—	226	100	326

Municipal Bonds
Alaska
Other Revenue	—	161	—	161
Arizona
Education	—	393	—	393
General Obligation	—	238	—	238
Prerefunded	—	233	—	233
Water & Sewer	—	604	—	604

Total Arizona	—	1,468	—	1,468

Arkansas
Housing	—	191	—	191
Special Tax	—	178	—	178

Total Arkansas	—	369	—	369

California
General Obligation	—	263	—	263
Hospital	—	102	—	102
Housing	—	61	—	61
Prerefunded	—	463	—	463

Total California	—	889	—	889

Colorado
General Obligation	—	89	—	89
Housing	—	128	—	128
Transportation	—	82	—	82

Total Colorado	—	299	—	299

Connecticut
Other Revenue	—	217	—	217
Delaware
Housing	—	107	—	107

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
District of Columbia
Other Revenue	—	211	—	211
Florida
Housing	—	216	—	216
Other Revenue	—	334	—	334

Total Florida	—	550	—	550

Georgia
Other Revenue	—	112	—	112
Utility	—	107	—	107

Total Georgia	—	219	—	219

Guam
Other Revenue	—	196	—	196
Hawaii
General Obligation	—	110	—	110
Illinois
Education	—	110	—	110
General Obligation	—	137	—	137
Transportation	—	292	—	292

Total Illinois	—	539	—	539

Indiana
General Obligation	—	107	—	107
Other Revenue	—	192	—	192

Total Indiana	—	299	—	299

Iowa
Housing	—	107	—	107
Kansas
Hospital	—	228	—	228
Housing	—	90	—	90
Water & Sewer	—	334	—	334

Total Kansas	—	652	—	652

Kentucky
Housing	—	108	—	108
Louisiana
Housing	—	70	—	70
Other Revenue	—	80	—	80
Transportation	—	107	—	107

Total Louisiana	—	257	—	257

Maryland
Transportation	—	102	—	102
Massachusetts
Education	—	484	—	484
Industrial Development
Revenue/Pollution Control
Revenue	—	147	—	147
Transportation	—	348	—	348
Water & Sewer	—	110	—	110

Total Massachusetts	—	1,089	—	1,089

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Michigan
General Obligation	—	48	—	48
Other Revenue	—	209	—	209

Total Michigan	—	257	—	257

Minnesota
General Obligation	—	132	—	132
Hospital	—	201	—	201

Total Minnesota	—	333	—	333

Mississippi
Other Revenue	—	263	—	263
Missouri
Housing	—	73	—	73
Other Revenue	—	50	—	50
Transportation	—	430	—	430

Total Missouri	—	553	—	553

Montana
Housing	—	218	—	218
Other Revenue	—	100	—	100

Total Montana	—	318	—	318

New Hampshire
Other Revenue	—	118	—	118
New Jersey
Other Revenue	—	194	—	194
Special Tax	—	320	—	320

Total New Jersey	—	514	—	514

New Mexico
Housing	—	27	—	27
Other Revenue	—	231	—	231

Total New Mexico	—	258	—	258

New York
Education	—	227	—	227
Hospital	—	196	—	196

Total New York	—	423	—	423

North Carolina
Education	—	138	—	138
Housing	—	271	—	271
Utility	—	81	—	81

Total North Carolina	—	490	—	490

Ohio
General Obligation	—	115	—	115
Hospital	—	—	47	47
Housing	—	233	—	233
Industrial Development
Revenue/Pollution Control
Revenue	—	83	—	83
Other Revenue	—	394	—	394

Total Ohio	—	825	47	872

Oregon
Education	—	78	—	78

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
General Obligation	—	196	—	196
Other Revenue	—	105	—	105

Total Oregon	—	379	—	379

Pennsylvania
Education	—	73	—	73
Other Revenue	—	51	—	51
Resource Recovery	—	140	—	140

Total Pennsylvania	—	264	—	264

Rhode Island
Housing	—	86	—	86
Texas
Education	—	209	—	209
General Obligation	—	581	—	581
Hospital	—	197	—	197
Housing	—	134	—	134
Industrial Development
Revenue/Pollution Control
Revenue	—	105	—	105
Prerefunded	—	15	—	15
Utility	—	176	—	176

Total Texas	—	1,417	—	1,417

Washington
General Obligation	—	196	—	196

Total	—	14,643	47	14,690

Loan Participations & Assignments
Consumer Discretionary	—	1,363	—	1,363
Consumer Staples	—	104	—	104
Energy	—	90	—	90
Financials	—	69	—	69
Health Care	—	157	—	157
Industrials	—	285	—	285
Information Technology	—	379	—	379
Materials	—	250	—	250
Telecommunication Services	—	99	—	99
Utilities	—	328	—	328

Total	—	3,124	—	3,124

Short-Term Investments
Investment Companies	42	—	—	42

Total Investments in Securities	154	17,993	147	18,294

There were no significant transfers between Levels 1 and 2 during the nine months ended November 30, 2010.

JPMorgan Tax Aware High Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Corporate Bonds - Industrials	$92	$—	$8	$—		$—	$—	$—	$100
Municipal bonds
Ohio - Hospital	47	—	(a )	(a	)	—	—	—	47
Wisconsin - Private Placement	202	—	(2)	—			—	(200)	—

Total Municipal Bonds	249	—	(2)	—		—	—	(200)	47

Total	$341	$—	$6	$—		$—	$—	$(200)	$147

(a)	Amount rounds to less than $1,000.

Transfers from Level 2 to level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $6,000.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 96.4%

Alabama — 0.3%
9,750	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	9,750
30,510	Eclipse Funding Trust, Solar Eclipse, Mobile, Series 2006-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	30,510
8,325	Mobile County IDA, PCR, Exxon- Mobil Project, Rev., VRDO, 0.230%, 12/01/10	8,325
22,965	Mobile Industrial Development Board, Dock & Wharf, Holnam, Inc. Project, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 0.290%, 12/07/10	22,965

		71,550

Alaska — 1.2%
	Alaska Housing Finance Corp.,
10,960	Series 1407, Rev., VRDO, GNMA/FNMA, 0.390%, 12/07/10	10,960
40,000	Series D, Rev., VRDO, 0.360%, 12/07/10	40,000
	Alaska Housing Finance Corp., Governmental Purpose,
30,000	Series A, Rev., VRDO, 0.310%, 12/07/10	30,000
24,600	Series B, Rev., VRDO, 0.310%, 12/07/10	24,600
39,295	Alaska Housing Finance Corp., State Capital Project, Series C, Rev., VRDO, 0.310%, 12/07/10	39,295
15,000	Alaska Industrial Development & Export Authority, Greater Fairbanks, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.310%, 12/07/10	15,000
	City of Valdez, Marine Terminal, Exxon Pipeline Co. Project,
63,380	Rev., VRDO, 0.210%, 12/01/10	63,380
58,900	Series A, Rev., VRDO, 0.230%, 12/01/10	58,900
11,400	Series B, Rev., VRDO, 0.230%, 12/01/10	11,400
23,475	Eclipse Funding Trust, Solar Eclipse, Alaska, Series 2007-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	23,475

		317,010

Arizona — 0.5%
10,700	Apache County IDA, Tucson Electric Power Co., Series 83-C, Rev., VRDO, LOC: Bank of New York, 0.310%, 12/07/10	10,700
7,700	Apache County IDA, Tucson Electric Power Co., Springerville Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.310%, 12/07/10	7,700
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	7,160
15,760	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	15,760
2,000	Phoenix IDA, Multi-Family Housing, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 12/07/10	2,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Bank of New York, 0.290%, 12/07/10	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 12/07/10	21,700
25,585	Pinal County Electric District No.3, Series U-2, Rev., VRDO, 0.370%, 12/07/10	25,585
1,775	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/07/10	1,775
4,365	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.400%, 12/07/10	4,365

		118,545

California — 5.7%
900	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.290%, 12/01/10 (m)	900
2,385	Abag Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10 (m)	2,385
3,900	Abag Finance Authority for Nonprofit Corps., On Lok Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 12/07/10 (m)	3,900
20,955	Abag Finance Authority for Nonprofit Corps., Point Loma Nazarene, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 12/07/10 (m)	20,955
7,900	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series C, Rev., VRDO, LOC: Citibank N.A., 0.280%, 12/07/10 (m)	7,900

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
5,000	Austin Trust Various States, Series 2008-3305, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/10	5,000
10,655	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of The West, 0.250%, 12/07/10	10,655
27,250	California Housing Finance Agency, Series N, Rev., VRDO, AMT, LOC: FNMA, 0.310%, 12/07/10	27,250
	California Housing Finance Agency, Home Mortgage,
29,145	Series D, Rev., VRDO, AMT, LOC: FNMA, 0.310%, 12/07/10	29,145
21,770	Series F, Rev., VRDO, AMT, LOC: FNMA, 0.310%, 12/07/10	21,770
38,300	Series M, Rev., VRDO, AMT, 0.310%, 12/01/10	38,300
32,500	Series M, Rev., VRDO, AMT, 0.310%, 12/07/10	32,500
110	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 0.330%, 12/07/10	110
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	1,610
	California Infrastructure & Economic Development Bank, Pacific Gas & Electric,
25,785	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 12/01/10	25,785
11,500	Series C, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.260%, 12/01/10	11,500
305	California Infrastructure & Economic Development Bank, Rand Corp., Series B, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/01/10	305
42,500	California Municipal Finance Authority, Chevron USA, Recovery Zone, Rev., VRDO, 0.230%, 12/01/10	42,500
32,505	California Municipal Finance Authority, Exxon Mobil Project, Rev., VRDO, 0.220%, 12/01/10	32,505
	California Pollution Control Financing Authority, Exxon Mobil Project,
5,600	Rev., VRDO, 0.170%, 12/01/10	5,600
13,895	Rev., VRDO, 0.220%, 12/01/10	13,895
39,600	California State Department of Water Resources, Power Supply, Series C- 11, Rev., VRDO, 0.320%, 12/07/10	39,600
88,455	California State University, Series ROCS-RR-II-R-12250, Rev., VRDO, AGM-CR, AMBAC, 0.320%, 12/07/10 (e)	88,455
	California Statewide Communities Development Authority,
10,600	Series 176, COP, VRDO, AGM, LIQ: Morgan Stanley Bank, 0.320%, 12/07/10	10,600
20,495	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.370%, 12/07/10 (e)	20,495
39,185	Series J, Rev., VRDO, 0.270%, 12/07/10	39,185
21,800	Series L, Rev., VRDO, 0.270%, 12/07/10	21,800
	California Statewide Communities Development Authority, Kaiser Permanente,
53,200	Series A, Rev., VRDO, 0.270%, 12/07/10	53,200
44,850	Series M, Rev., VRDO, 0.270%, 12/07/10	44,850
30,500	California Statewide Communities Development Authority, Los Angeles County Museum of Art Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.260%, 12/07/10	30,500
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	3,420
11,200	California Statewide Communities Development Authority, Rady Children’s Hospital, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 12/01/10	11,200
9,800	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of California N.A., 0.310%, 12/07/10	9,800
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.510%, 12/07/10	3,950
600	City of Irvine, Improvement Bond Act of 1915, District No. 87-8, Special Assessment, VRDO, LOC: KBC Bank N.V., 0.270%, 12/01/10	600
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/07/10	4,800
17,000	City of Ontario, Multi-Family Housing, Park Centre Apartments, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 12/07/10	17,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
9,350	City of Riverside, Series A, Rev., VRDO, 0.320%, 12/07/10	9,350
4,625	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.320%, 12/07/10	4,625
13,600	CRHMFA Home Buyers Fund, Series ROCS-RR-II-R-11647, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citibank N.A., 0.360%, 12/07/10 (e)	13,600
	Deutsche Bank Spears/Lifers Trust Various States,
11,945	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.330%, 12/07/10	11,945
10,275	Series DB-416, GO, VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	10,275
18,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	18,860
31,425	Series DB-424, GO, VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.310%, 12/07/10 (e)	31,425
9,805	Series DB-429, GO, VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	9,805
11,095	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	11,095
6,995	Deutsche Bank Spears/Lifers Trust Various States, Tax Allocation, Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	6,995
29,960	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	29,960
11,670	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006- 0099, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	11,670
13,385	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	13,385
13,765	Eclipse Funding Trust, Solar Eclipse, South San Francisco, Tax Allocation, Series 2006-0067, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	13,765
5,100	Irvine Ranch Water District, Construction Improvement Districts, GO, VRDO, LOC: Bank of America N.A., 0.270%, 12/01/10	5,100
	Los Angeles Community College District,
22,500	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	22,500
16,500	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	16,500
7,160	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 12/07/10	7,160
5,000	Los Angeles County, Multi-Family Housing, Valencia Housing Project, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 12/07/10	5,000
	Metropolitan Water District of Southern California,
10,230	Series 3002, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (e)	10,230
9,500	Series C-1, Rev., VRDO, 0.270%, 12/01/10	9,500
20,000	Oakland Redevelopment Agency, Multi-Family Housing, Series MT- 176, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/10	20,000
	Orange County, WLCO LF Partners,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	2,200
4,150	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	4,150
5,910	Pasadena Public Financing Authority, Rose Bowl Refinancing & Improvement, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	5,910
	Puttable Floating Option Tax-Exempt Receipts,
9,885	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 12/07/10	9,885
8,205	Series PT-4161, Rev., VRDO, 0.460%, 12/07/10	8,205
7,190	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/10	7,190
7,025	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/10 (e)	7,025
5,775	Series PT-4561, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/10	5,775
4,145	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/10	4,145
3,465	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/10	3,465
6,345	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/10	6,345
8,075	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/10	8,075
15,135	Series PT-4647, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.310%, 12/07/10 (e)	15,135
12,665	Series PT-4648, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.310%, 12/07/10 (e)	12,665
34,095	Riverside County Asset Leasing Corp., Southwest Justice, Series A, Rev., VRDO, AGC, LOC: Union Bank of California N.A., 0.280%, 12/07/10	34,095

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
California — Continued
2,100	Sacramento County Sanitation Districts Financing Authority, Sub Lien, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/01/10	2,100
43,700	Sacramento Transportation Authority, Limited Tax Measure A, Series C, Rev., VRDO, 0.320%, 12/07/10	43,700
21,125	San Diego Community College District, Series ROCS-RR-II-R- 11775, GO, VRDO, LIQ: Citibank N.A., 0.290%, 12/07/10 (e)	21,125
9,900	San Francisco Bay Area Transit District, EAGLE, Series 2007-0100, Class A, GO, VRDO, LIQ: Citibank N.A., 0.290%, 12/07/10	9,900
22,820	San Francisco City & County Airports Commission, Series 36B, Rev., VRDO, LOC: Union Bank N.A., 0.310%, 12/07/10	22,820
30,490	San Francisco City & County Finance Corp., Moscone Centre, Series 2008- 2, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.290%, 12/07/10	30,490
16,310	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.330%, 12/07/10	16,310
11,230	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.480%, 12/07/10	11,230
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.560%, 12/07/10	1,800
21,650	Santa Cruz Redevelopment Agency, Multi-Family Housing, 1010 Pacific Avenue Apartments, Series B, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 12/07/10	21,650
23,000	South Placer Wastewater Authority, Series B, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.280%, 12/07/10	23,000
9,195	Stanislaus County Capital Improvements Financing Authority, Gallo Center For The Arts Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/10	9,195
8,700	University of California, Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.320%, 12/07/10	8,700
	Wells Fargo Stage Trust,
19,750	Series 1C, GO, VRDO, 0.290%, 12/07/10 (e)	19,750
9,780	Series 20C, COP, VRDO, LIQ: Wells Fargo & Co., 0.290%, 12/07/10 (e)	9,780
25,400	Series 38C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.290%, 12/07/10 (e)	25,400
9,980	Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.290%, 12/07/10 (e)	9,980
12,705	Western Municipal Water District Facilities Authority, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 12/07/10	12,705

		1,460,570

Colorado — 1.4%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 12/07/10	15,010
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.350%, 12/07/10	1,000
20,500	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.370%, 12/07/10	20,500
19,300	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 12/01/10	19,300
10,700	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/07/10	10,700
17,330	Colorado Housing & Finance Authority, Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.270%, 12/07/10	17,330
1,885	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.290%, 12/07/10	1,885
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	1,600
15,000	Colorado Housing & Finance Authority, Single Family Mortgage, Series C-2, Class I, Rev., VRDO, LIQ: FHLB, 0.270%, 12/07/10	15,000
	Denver City & County, Airport,
40,980	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 0.370%, 12/07/10	40,980
38,800	Subseries C1, Rev., VRDO, AMT, LOC: KBC Bank N.V., 0.380%, 12/07/10	38,800
60,220	Subseries G1, Rev., VRDO, AGC, 0.340%, 12/01/10	60,220
71,900	Subseries G2, Rev., VRDO, AGC, 0.340%, 12/01/10	71,900
11,275	Moffat County, PCR, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/07/10	11,275
18,385	Puttable Floating Option Tax-Exempt Receipts, Series MT-645, Rev., VRDO, LIQ: Bank of America N.A., 0.370%, 12/07/10 (e)	18,385

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Colorado — Continued
5,510	University of Colorado, Enterprise System, Series PT-3840, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.480%, 12/07/10	5,510

		349,395

Connecticut — 0.8%
20,450	City of New Britain, GO, BAN, 1.750%, 03/29/11	20,536
27,500	City of New Haven, GO, BAN, 2.000%, 03/24/11	27,633
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
14,545	Series A-3, Rev., VRDO, AMT, AMBAC, 0.300%, 12/07/10	14,545
47,100	Series B-3, Rev., VRDO, AMT, AMBAC, 0.300%, 12/07/10	47,100
15,345	Series B-3, Rev., VRDO, AMT, AMBAC, 0.330%, 12/07/10	15,345
13,515	Series D-1, Rev., VRDO, AMBAC, 0.250%, 12/07/10	13,515
32,500	Series D-3, Rev., VRDO, AMBAC, 0.330%, 12/07/10	32,500
900	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.610%, 12/07/10	900
8,800	Connecticut State Health & Educational Facility Authority, Masonicare, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.260%, 12/01/10	8,800
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.290%, 12/07/10 (e)	17,060

		197,934

Delaware — 0.2%
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.330%, 12/07/10	15,000
	University of Delaware,
23,575	Rev., VRDO, 0.330%, 12/01/10	23,575
300	Series B, Rev., VRDO, 0.310%, 12/01/10	300

		38,875

District of Columbia — 2.1%
96,935	Anacostia Waterfront Corp., MERLOTS, Series F02, Rev., VRDO, 0.300%, 12/07/10	96,935
203,000	District of Columbia, GO, TRAN, 2.000%, 09/30/11	205,742
2,970	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	2,970
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (e)	11,450
2,220	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 12/07/10	2,220
13,675	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	13,675
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York, 0.320%, 12/07/10	7,500
31,160	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.300%, 12/07/10	31,160
11,850	District of Columbia, Multimodal, American University, Rev., VRDO, 0.280%, 12/07/10	11,850
4,180	District of Columbia, National Children’s Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	4,180
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.340%, 12/07/10	23,770
14,423	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	14,423
15,620	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	15,620
27,750	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	27,750
15,225	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006- 0110, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	15,225
31,080	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	31,080
21,985	Metropolitan Washington Airports Authority, Series 3140, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.330%, 12/07/10 (e)	21,985

		537,535

Florida — 5.5%
45,000	Alachua County Health Facilities Authority, Series 2654, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (m)	45,000
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 12/07/10	11,150

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Florida — Continued
38,688	Austin Trust Various States, Special Assessment, Series 2008-346, VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.370%, 12/07/10	38,688
4,570	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	4,570
29,405	Broward County School Board, COP, VRDO, AGM, 0.380%, 12/07/10	29,405
8,850	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.290%, 12/07/10 (e)	8,850
56,000	City of West Palm Beach, Utility System, Series C, Rev., VRDO, AGC, 0.320%, 12/07/10	56,000
	Deutsche Bank Spears/Lifers Trust Various States,
6,070	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	6,070
105,980	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	105,980
	Eclipse Funding Trust, Solar Eclipse,
8,305	Series 2006-0043, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10 (e)	8,305
20,750	Series 2007-0051, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	20,750
53,960	Series 2007-0055, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	53,960
24,000	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10 (e)	24,000
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,180	Series 2006-0049, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	11,180
18,435	Series 2006-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	18,435
13,270	Series 2007-0045, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/01/10	13,270
10,595	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 12/07/10	10,595
18,815	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	18,815
8,620	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	8,620
35,295	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	35,295
6,350	Florida Housing Finance Corp., Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	6,350
9,690	Florida Housing Finance Corp., Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.340%, 12/07/10	9,690
8,225	Florida Housing Finance Corp., Multi-Family Housing, Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/07/10	8,225
18,375	Highlands County Health Facilities Authority, Hospital, Adventist Health Systems, Series A, Rev., VRDO, 0.290%, 12/07/10	18,375
16,900	Hillsborough Community College Foundation, Inc. (The), Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	16,900
	Hillsborough County Aviation Authority,
6,750	Series PT-2723, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.550%, 12/07/10	6,750
6,530	Series PT-3878, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.480%, 12/07/10	6,530
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Mercantile Bank of Michigan, 0.300%, 12/07/10	8,000
20,500	Hillsborough County School Board, Master Lease, Series C, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/01/10	20,500
	Jacksonville Health Facilities Authority, Baptist Medical,
14,000	Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	14,000
13,305	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	13,305
14,675	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/01/10	14,675
31,790	JEA, Electric Systems, Subseries D, Rev., VRDO, 0.360%, 12/07/10	31,790
1,340	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 12/07/10	1,340

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Florida — Continued
10,000	Miami-Dade County, Aviation, Series 3041, Rev., VRDO, BHAC-CR, ACG-ICC, XLCA, LIQ: Morgan Stanley Bank, 0.330%, 12/07/10 (e)	10,000
17,120	Miami-Dade County, Aviation, EAGLE, Series 2006-0029, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 12/07/10	17,120
22,540	Miami-Dade County, Transit System, EAGLE, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A., 0.310%, 12/07/10	22,540
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	6,700
7,645	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 12/07/10	7,645
9,301	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, LOC: Nationsbank N.A., 0.340%, 12/07/10	9,301
3,520	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/07/10	3,520
28,410	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	28,410
22,285	Orange County, Tourist Development, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.290%, 12/07/10	22,285
	Orlando & Orange County Expressway Authority,
60,000	Series C-2, Rev., VRDO, AGM, 0.340%, 12/07/10	60,000
49,225	Subseries B-1, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/07/10	49,225
8,650	Orlando Utilities Commission, Water & Electric Revenue, Series PT-3791, Rev., VRDO, LIQ: Dexia Credit Local, 0.480%, 12/07/10	8,650
6,980	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 12/07/10	6,980
	Pinellas County Health Facility Authority, Baycare Health System,
30,650	Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 12/01/10	30,650
75,215	Series B-1, Rev., VRDO, AGM, 0.330%, 12/07/10	75,215
104,290	Puttable Floating Option Tax-Exempt Receipts, Series PT-4615, COP, VRDO, LIQ: Dexia Credit Local, 0.480%, 12/07/10	104,290
78,500	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	78,500
	South Miami Health Facilities Authority,
21,125	Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	21,125
11,615	Series 3119, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (e)	11,615
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.300%, 12/07/10	8,265
12,700	Tohopekaliga Water Authority, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.310%, 12/07/10	12,700
33,950	USF Financing Corp., Master Lease Program, Series B-1, COP, VRDO, AMBAC, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	33,950
	Volusia County Health Facilities Authority,
23,640	Series MT-151, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.390%, 12/07/10	23,640
35,115	Series MT-317, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.420%, 12/07/10	35,115

		1,392,809

Georgia — 0.9%
4,745	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 0.610%, 12/07/10	4,745
7,650	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	7,650
8,460	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	8,460
11,445	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	11,445
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 12/07/10	10,735

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Georgia — Continued
4,865	De Kalb Private Hospital Authority, Children’s Healthcare, Rev., VRDO, 0.290%, 12/07/10	4,865
15,195	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	15,195
21,385	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	21,385
9,795	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	9,795
6,865	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	6,865
17,645	Fulton County Hospital Authority, Northside Hospital Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	17,645
4,690	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.560%, 12/07/10	4,690
9,700	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 0.300%, 12/07/10	9,700
13,930	Gwinnett County Water & Sewerage Authority, MERLOTS, Series K15, Rev., VRDO, 0.300%, 12/07/10	13,930
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005- 0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.310%, 12/07/10	5,940
600	Marietta Housing Authority, Multi- Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 12/07/10	600
43,445	Monroe County Development Authority, Oglethorpe Power Corp., Rev., VRDO, LOC: Bank of America N.A., 0.360%, 12/07/10	43,445
20,400	Private Colleges & Universities Authority, Emory University, Series C-4, Rev., VRDO, 0.250%, 12/07/10	20,400
9,725	Puttable Floating Option Tax-Exempt Receipts, Metropolitan, Series PT- 4017, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.480%, 12/07/10	9,725

		227,215

Hawaii — 0.2%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,840	Series 2006-0096, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	13,840
9,325	Series 2006-0123, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	9,325
19,485	Hawaii State Department of Budget & Finance, Series 2135, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.290%, 12/07/10	19,485
11,022	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank of California N.A., 0.360%, 12/07/10	11,022

		53,672

Idaho — 0.5%
27,560	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	27,560
	Idaho Housing & Finance Association, Single Family Mortgage,
12,815	Series D-1, Class I, Rev., VRDO, LOC: FNMA, 0.310%, 12/07/10	12,815
22,000	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.310%, 12/07/10	22,000
9,340	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.300%, 12/07/10	9,340
52,000	State of Idaho, Rev., TAN, 2.000%, 06/30/11	52,476

		124,191

Illinois — 3.8%
	Chicago Board of Education,
23,370	Series 2931, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.480%, 12/07/10	23,370
7,930	Series PT-3620, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.480%, 12/07/10	7,930
	Chicago O’Hare International Airport,
21,135	Series ROCS-RR-II-R-11430, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.320%, 12/07/10	21,135
17,555	Series ROCS-RR-II-R-11517, Rev., VRDO, AGC-ICC, NATL-RE, LIQ: Citibank N.A., 0.320%, 12/07/10	17,555
26,765	Series ROCS-RR-II-R-12245, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.320%, 12/07/10 (e)	26,765
31,680	Series ROCS-RR-II-R-12246, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.320%, 12/07/10 (e)	31,680
2,500	Chicago O’Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.310%, 12/07/10	2,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Illinois — Continued
4,600	Chicago O’Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.340%, 12/07/10	4,600
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York, 0.280%, 12/01/10	10,380
	City of Chicago, Water, Senior Lien,
19,720	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.350%, 12/07/10	19,720
9,860	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.350%, 12/07/10	9,860
4,300	City of Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank, 0.410%, 12/07/10	4,300
	Deutsche Bank Spears/Lifers Trust Various States,
23,130	Series DB-288, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	23,130
25,585	Series DB-300, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	25,585
10,345	Series DB-307, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	10,345
23,835	Series DB-309, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	23,835
18,965	Series DB-315, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	18,965
15,710	Series DB-322, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	15,710
10,945	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	10,945
5,235	Series DB-400, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	5,235
15,615	Series DB-475, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.300%, 12/07/10	15,615
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,110	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 12/07/10	9,110
10,290	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 12/07/10	10,290
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,390	Series 2006-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	27,390
41,265	Series 2006-0104, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/01/10 (e)	41,265
51,410	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	51,410
11,990	Illinois Educational Facilities Authority, ACI/Cultural Pooled Financing, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 12/07/10	11,990
3,400	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.410%, 12/07/10	3,400
30,175	Illinois Finance Authority, Series 3089, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.300%, 12/07/10 (e)	30,175
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	3,286
10,000	Illinois Finance Authority, IDR, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 12/07/10	10,000
15,000	Illinois Finance Authority, Loyola University Health System, Series B, Rev., VRDO, LOC: Harris N.A., 0.270%, 12/07/10	15,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	8,500
14,905	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-3, Rev., VRDO, 0.250%, 12/07/10	14,905
	Illinois Finance Authority, OSF Healthcare System,
70,000	Series F, Rev., VRDO, AGM, 0.350%, 12/07/10	70,000
8,105	Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.260%, 12/01/10	8,105
2,435	Illinois Finance Authority, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: Lasalle National Bank, 0.610%, 12/07/10	2,435
8,057	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.280%, 12/07/10	8,057
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.300%, 12/07/10	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.300%, 12/07/10	7,500
5,855	Illinois Housing Development Authority, Multi-Family Housing, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.290%, 12/07/10	5,855
	Illinois State Toll Highway Authority,
46,600	Series B, Rev., VRDO, AGM, 0.300%, 12/07/10	46,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Illinois — Continued
33,100	Series B, Rev., VRDO, AGM, 0.300%, 12/07/10	33,100
18,120	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.350%, 12/07/10	18,120
16,445	Joliet Regional Port District, Marine Terminal, Exxon Project, Rev., VRDO, 0.210%, 12/01/10	16,445
1,740	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.480%, 12/07/10	1,740
	Puttable Floating Option Tax-Exempt Receipts,
13,635	Series PT-4681, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 12/07/10 (e)	13,635
13,620	Series PT-4682, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.320%, 12/07/10 (e)	13,620
14,535	Regional Transportation Authority, Series PT-2394, GO, VRDO, FGIC, 0.480%, 12/07/10	14,535
16,800	University of Illinois, Health Services Facilities System, Series B, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.330%, 12/07/10	16,800
53,498	University of Illinois, Utility Infrastructure Projects, COP, VRDO, 0.320%, 12/07/10	53,498
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/07/10	10,700
19,585	Will County Environmental, Exxon Mobil Project, Rev., VRDO, 0.250%, 12/01/10	19,585
26,815	Will County, Exempt Facilities, ExxonMobil Project, Rev., VRDO, 0.250%, 12/01/10	26,815

		963,201

Indiana — 2.0%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	5,000
26,460	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	26,460
9,515	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	9,515
13,610	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	13,610
25,765	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 12/07/10	25,765
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,320	Series 2006-0092, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	17,320
14,500	Series 2006-0100, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	14,500
21,325	Series 2006-0138, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	21,325
24,125	Indiana Finance Authority, Ascension, Series E-8, Rev., VRDO, 0.270%, 12/07/10	24,125
14,400	Indiana Finance Authority, Duke Energy Industry Project, Series A-4, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 12/01/10	14,400
37,950	Indiana Finance Authority, Lease Appropriation, Series A-4, Rev., VRDO, 0.290%, 12/01/10	37,950
15,000	Indiana Finance Authority, Parkview Health System, Series D, Rev., VRDO, LOC: Citibank N.A., 0.270%, 12/07/10	15,000
33,200	Indiana Health Facility Financing Authority, Ascension, Series A-2, Rev., VRDO, 0.310%, 12/07/10	33,200
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 12/07/10	2,385
6,445	Indiana Housing & Community Development Authority, Series 1423- R, Rev., VRDO, GNMA/FNMA, 0.390%, 12/07/10	6,445
6,900	Indiana State Finance Authority, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.320%, 12/07/10	6,900
28,130	Indiana Transportation Finance Authority, Series PT-3610, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.480%, 12/07/10	28,130
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 0.310%, 12/01/10 (p)	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 0.290%, 12/07/10	18,600
5,135	Indianapolis Local Public Improvement Bond Bank, Series PT- 3532, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.550%, 12/07/10	5,135

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Indiana — Continued
52,950	Indianapolis Local Public Improvement Bond Bank, Airport Project, Series C-2, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.350%, 12/01/10	52,950
	Purdue University, Student Facility Systems,
15,720	Series A, Rev., VRDO, 0.310%, 12/07/10	15,720
58,695	Series C, Rev., VRDO, 0.310%, 12/07/10	58,695
	Puttable Floating Option Tax-Exempt Receipts,
13,945	Series PT-3961, Rev., VRDO, NATL- RE, LIQ: Dexia Credit Local, 0.480%, 12/07/10	13,945
5,750	Series PT-3962, Rev., VRDO, NATL- RE, LIQ: Dexia Credit Local, 0.480%, 12/07/10	5,750
10,025	Series PT-3986, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.300%, 12/07/10	10,025
19,405	Wells Fargo Stage Trust, Series 2009- 77C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.300%, 12/07/10 (e)	19,405

		505,155

Iowa — 0.3%
24,500	City of Iowa City, Rev., VRDO, 0.300%, 12/01/10	24,500
18,455	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	18,455
30,200	Iowa Finance Authority, Private College Facility, Drake University Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/01/10	30,200
	Iowa Finance Authority, Single Family Mortgage,
5,300	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA, 0.310%, 12/07/10	5,300
5,930	Series I, Rev., VRDO, GNMA/FNMA/COLL, 0.310%, 12/07/10	5,930

		84,385

Kansas — 0.4%
9,780	City of Overland Park, Series SG-155, GO, VRDO, 0.300%, 12/07/10	9,780
	Kansas Development Finance Authority, Sisters of Charity,
19,335	Series C, Rev., VRDO, 0.310%, 12/01/10	19,335
56,600	Series D, Rev., VRDO, 0.310%, 12/01/10	56,600
12,700	Kansas State Department of Transportation, Highway, Series D, Rev., VRDO, LIQ: Dexia Credit Local, 0.320%, 12/07/10	12,700

		98,415

Kentucky — 2.4%
16,600	Carroll County, Solid Waste Disposal, North American Stainless Project, Rev., VRDO, LOC: PNC Bank N.A., 0.420%, 12/07/10	16,600
8,880	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.310%, 12/07/10	8,880
	Kentucky Housing Corp.,
19,350	Series F, Rev., VRDO, AMT, 0.350%, 12/07/10	19,350
21,375	Series H, Rev., VRDO, AMT, 0.350%, 12/07/10	21,375
21,000	Series M, Rev., VRDO, AMT, 0.350%, 12/07/10	21,000
	Kentucky Public Energy Authority,
224,257	Series A-1, Rev., VRDO, 0.350%, 12/07/10	224,257
209,452	Series A-2, Rev., VRDO, 0.350%, 12/07/10	209,452
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R- 11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	7,990
40,000	Lexington-Fayette Urban County Government, Series E, GO, BAN, 2.000%, 08/01/11	40,413
38,100	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.240%, 12/01/10	38,100
6,810	Puttable Floating Option Tax-Exempt Receipts, Series PT-4149, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.430%, 12/07/10	6,810

		614,227

Louisiana — 1.2%
13,300	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	13,300
150,000	East Baton Rouge Parish Industrial Development Board, Inc., ExxonMobil Project, Series A, Rev., VRDO, 0.210%, 12/01/10	150,000
	Eclipse Funding Trust, Solar Eclipse,
21,155	Series 2007-0042, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	21,155
19,620	Series 2007-0059, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/01/10 (e)	19,620
18,030	Series 2007-0112, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	18,030
31,200	Parish of East Baton Rouge, Pollution Control, Exxon Project, Rev., VRDO, 0.210%, 12/01/10	31,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Louisiana — Continued
9,000	Parish of East Baton Rouge, Solid Waste Disposal Authority, Exxon Project, Rev., VRDO, 0.250%, 12/01/10	9,000
19,810	Parish of St. James, Pollution Control, Texaco Project, Series A, Rev., VRDO, 0.250%, 12/01/10	19,810
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.290%, 12/07/10	19,760
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	10,000

		311,875

Maine — 0.3%
13,005	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	13,005
67,725	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.300%, 12/07/10	67,725

		80,730

Maryland — 1.8%
2,635	Austin Trust Various States, Series 2007-1023, Rev., VRDO, LIQ: Bank of America N.A., 0.390%, 12/07/10	2,635
20,525	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 0.370%, 12/07/10	20,525
19,220	Maryland State Community Development Administration, Department of Housing & Community Development, Series 2007 J, Rev., VRDO, 0.360%, 12/07/10	19,220
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	3,135
27,075	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/07/10	27,075
9,320	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.310%, 12/07/10	9,320
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	6,400
18,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.300%, 12/07/10	18,000
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi- Family Housing, Walker Mews Apartments, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/10	11,700
15,200	Maryland State Community Development Administration, Multi- Family, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.310%, 12/07/10	15,200
	Maryland State Community Development Administration, Residential,
44,305	Series F, Rev., VRDO, 0.360%, 12/07/10	44,305
29,050	Series M, Rev., VRDO, 0.360%, 12/07/10	29,050
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	9,865
39,000	Maryland State Health & Higher Educational Facilities Authority, Anne Arundel Health System, Series B, Rev., VRDO, LOC: Manufacturers and Traders, 0.300%, 12/07/10	39,000
21,170	Maryland State Health & Higher Educational Facilities Authority, Loyola College, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/10	21,170
24,375	Maryland State Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.360%, 12/07/10	24,375
24,700	Maryland State Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.200%, 12/01/10	24,700

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)(continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Maryland — Continued
15,355	Maryland State Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	15,355
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.340%, 12/07/10	27,650
53,365	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 12/07/10	53,365
	Washington Suburban Sanitation District,
21,560	Series A, BAN, GO, VRDO, 0.280%, 12/07/10	21,560
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.280%, 12/07/10	5,100
21,000	Wells Fargo Stage Trust, Series 16C, Rev., VRDO, AGM, LIQ: Wells Fargo & Co., 0.300%, 12/07/10 (e)	21,000

		469,705

Massachusetts — 3.1%
6,030	Canton Housing Authority, Multi- Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 12/07/10	6,030
16,480	City of Boston, Water & Sewer Commission, Series SG-75, Rev., VRDO, LIQ: Societe Generale, 0.330%, 12/07/10 (e)	16,480
	Commonwealth of Massachusetts,
50,000	Series A, GO, RAN, 2.000%, 04/28/11	50,344
25,350	Series B, GO, VRDO, 0.300%, 12/07/10	25,350
62,105	Series B, GO, VRDO, 0.320%, 12/07/10	62,105
18,900	Commonwealth of Massachusetts, Central Artery, Series B, GO, VRDO, 0.270%, 12/01/10	18,900
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,790	Series 2007-0010, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	13,790
30,905	Series 2007-0032, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	30,905
	Macon Trust Various States,
77,388	Series 2007-343, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.440%, 12/07/10	77,388
63,725	Series 2007-344, Rev., VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.440%, 12/07/10	63,725
30,025	Massachusetts Development Finance Agency, Boston University, Series U- 6E, Rev., VRDO, LOC: Bank of Nova Scotia, 0.250%, 12/07/10	30,025
9,600	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	9,600
3,800	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.560%, 12/07/10	3,800
23,500	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/01/10	23,500
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 0.300%, 12/07/10	4,500
3,540	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 12/07/10	3,540
14,800	Massachusetts Health & Educational Facilities Authority, Series J-2, Rev., VRDO, 0.240%, 12/01/10	14,800
	Massachusetts Health & Educational Facilities Authority, Amherst College,
14,792	Series H, Rev., VAR, 0.430%, 12/07/10	14,792
14,110	Series I, Rev., VRDO, 0.300%, 12/07/10	14,110
	Massachusetts Health & Educational Facilities Authority, Capital Asset Program,
26,900	Series E, Rev., VRDO, LOC: Fleet National Bank, 0.310%, 12/01/10	26,900
12,200	Series M-4A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	12,200
89,500	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.300%, 12/01/10	89,500
21,905	Massachusetts Health & Educational Facilities Authority, South Shore Property Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/07/10	21,905
7,500	Massachusetts Health & Educational Facilities Authority, Stonehill College, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/01/10	7,500

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Massachusetts — Continued
9,520	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.330%, 12/07/10 (e)	9,520
	Massachusetts Water Resources Authority, Multimodal,
55,650	Series B, Rev., VRDO, LOC: Helaba, 0.350%, 12/07/10	55,650
11,950	Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.300%, 12/01/10	11,950
	Puttable Floating Option Tax-Exempt Receipts,
12,440	Series MT-558, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 12/07/10	12,440
20,000	Series PT-4654, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.320%, 12/07/10 (e)	20,000
39,170	Wells Fargo Stage Trust, Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.300%, 12/07/10 (e)	39,170

		790,419

Michigan — 1.3%
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.320%, 12/07/10	12,500
6,000	Michigan State Hospital Finance Authority, Series ROCS-RR-II-R- 11869, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	6,000
	Michigan State Housing Development Authority, Rental Housing,
12,485	Series C, Rev., VRDO, AMT, 0.350%, 12/07/10	12,485
62,975	Series D, Rev., VRDO, AMT, 0.380%, 12/07/10	62,975
1,600	Michigan State University, Rev., VRDO, 0.270%, 12/07/10	1,600
16,595	Milan Area Schools, GO, VRDO, Q- SBLF, LOC: Landesbank Hessen- Thuringen, 0.320%, 12/07/10	16,595
30,995	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.470%, 12/07/10 (e)	30,995
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 12/07/10	48,745
26,295	Series L-29, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.330%, 12/07/10	26,295
	University of Michigan,
16,705	Series A, Rev., VRDO, 0.240%, 12/01/10	16,705
17,000	Series B, Rev., VRDO, 0.300%, 12/07/10	17,000
	University of Michigan, Hospital,
2,445	Series A, Rev., VRDO, 0.260%, 12/01/10	2,445
7,440	Series A, Rev., VRDO, 0.270%, 12/01/10	7,440
4,900	Series A-2, Rev., VRDO, 0.260%, 12/01/10	4,900
30,455	Series B, Rev., VRDO, 0.280%, 12/07/10	30,455
	University of Michigan, Medical Services Plan,
17,550	Series A, Rev., VRDO, 0.290%, 12/07/10	17,550
11,155	Series A-1, Rev., VRDO, 0.260%, 12/01/10	11,155

		325,840

Minnesota — 1.5%
12,915	Center City Health Care Facilities, Hazelden Foundation Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/01/10	12,915
	City of Robbinsdale, North Memorial,
24,900	Series A-2, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/01/10	24,900
13,070	Series A-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.260%, 12/01/10	13,070
68,650	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.300%, 12/07/10	68,650
14,900	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/07/10	14,900
21,800	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Health Care Facilities, Series A, Rev., VRDO, AGM, 0.310%, 12/01/10	21,800
11,000	Minneapolis & St. Paul Housing & Redevelopment Authority, Children’s Hospital & Clinics, Series A, Rev., VRDO, AGM, 0.310%, 12/01/10	11,000
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 0.320%, 12/07/10	5,000
20,000	Series C, Rev., VRDO, AMT, 0.310%, 12/07/10	20,000
5,065	Series C, Rev., VRDO, AMT, 0.320%, 12/07/10	5,065
4,775	Series J, Rev., VRDO, AMT, 0.320%, 12/07/10	4,775
135,125	Minnesota School District Capital Equipment Borrowing Program, Series B, COP, 2.000%, 09/01/11	136,793
22,490	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-19, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.300%, 12/07/10 (e)	22,490

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Minnesota — Continued
14,895	Wells Fargo State Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.300%, 12/07/10 (e)	14,895

		376,253

Mississippi — 2.2%
13,170	Jackson County, Pollution Control, Chevron USA, Inc. Project, Rev., VRDO, 0.270%, 12/01/10	13,170
113,925	Jackson County, Port Facility, Chevron USA, Inc. Project, Rev., VRDO, 0.270%, 12/01/10	113,925
	Mississippi Business Finance Corp., Chevron USA, Inc.,
52,000	Series K, Rev., VRDO, 0.270%, 12/01/10	52,000
30,000	Series L, Rev., VRDO, 0.270%, 12/01/10	30,000
	Mississippi Business Finance Corp., Chevron USA, Inc. Project,
176,170	Series A, Rev., VRDO, 0.270%, 12/01/10	176,170
21,000	Series B, Rev., VRDO, 0.270%, 12/07/10	21,000
70,300	Series C, Rev., VRDO, 0.270%, 12/10/10	70,300
25,000	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/10	25,000
23,155	Mississippi Hospital Equipment & Facilities Authority, Series 1, Rev., VRDO, 0.230%, 12/07/10	23,155
25,000	Perry County Pollution Control, Leaf River Forest Product Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/07/10	25,000

		549,720

Missouri — 0.6%
11,895	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	11,895
1,950	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 12/07/10	1,950
17,250	Missouri State Environmental Improvement & Energy Resources Authority, Series 1567, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.330%, 12/07/10	17,250
10,000	Missouri State Health & Educational Facilities Authority, Series ROCS- RR-II-R-11532, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.320%, 12/07/10	10,000
9,100	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	9,100
29,850	Missouri State Health & Educational Facilities Authority, Bethesda Health Group, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/07/10	29,850
7,710	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	7,710
43,530	Missouri State Health & Educational Facilities Authority, St. Louis University, Series B, Rev., VRDO, 0.310%, 12/01/10	43,530
	Missouri State Health & Educational Facilities Authority, Washington University,
10,050	Series B, Rev., VRDO, 0.260%, 12/01/10	10,050

		141,335

Montana — 0.1%
32,900	Montana Board of Investments, Colstrip Project, Rev., VRDO, LOC: Union Bank N.A., 0.320%, 12/07/10	32,900

Nebraska — 0.2%
19,005	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10 (e)	19,005
	Nebraska Investment Finance Authority, Single Family Housing,
2,985	Series E, Rev., VRDO, 0.270%, 12/07/10	2,985
27,800	Series J, Rev., VRDO, AMT, 0.270%, 12/07/10	27,800

		49,790

Nevada — 1.1%
23,850	City of Las Vegas, Various Purpose, Series C, GO, VRDO, LOC: Lloyds TSB Bank plc, 0.260%, 12/01/10	23,850
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	42,750
14,800	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/07/10	14,800
37,345	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.320%, 12/07/10	37,345
13,100	Director of the State of Nevada Department of Business & Industry, LVE Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.380%, 12/07/10	13,100
12,000	Director of the State of Nevada Department of Business & Industry, Nevada Cancer Institute Project, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 12/07/10	12,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Nevada — Continued
12,795	Eclipse Funding Trust, Solar Eclipse, Henderson, Series 2006-0094, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	12,795
9,835	Eclipse Funding Trust, Solar Eclipse, Truckee Meadows, Series 2007-0015, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	9,835
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.430%, 12/07/10	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 12/07/10	8,750
3,190	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.350%, 12/07/10	3,190
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.360%, 12/07/10 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.360%, 12/07/10	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	3,430
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	21,000

		272,605

New Hampshire — 0.3%
11,745	New Hampshire Business Finance Authority, Mark H. Wentworth Home, Rev., VRDO, LOC: TD Banknorth N.A., 0.250%, 12/07/10	11,745
30,400	New Hampshire Health & Education Facilities Authority, Saint Anselm College, Rev., VRDO, LOC: RBS Citizens N.A., 0.290%, 12/07/10	30,400
16,850	New Hampshire Housing Finance Authority, Series 1404, Rev., VRDO, 0.390%, 12/07/10	16,850
12,670	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.320%, 12/07/10	12,670
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/07/10	5,200

		76,865

New Jersey — 2.9%
575	Austin Trust Various States, Series 2008-1045, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/10	575
15,000	New Jersey EDA, Pivotal Utility, Rev., VRDO, LOC: Bank of Tokyo- Mitsubishi UFJ, 0.240%, 12/01/10	15,000
12,800	New Jersey EDA, Presbyterian Homes Association, Series A, Rev., VRDO, LOC: Commerce Bank N.A., 0.250%, 12/07/10	12,800
	New Jersey EDA, School Facilities Construction,
78,500	Subseries R-1, Rev., VRDO, LOC: Bank of Nova Scotia, 0.260%, 12/01/10	78,500
47,270	Subseries R-3, Rev., VRDO, LOC: Bank of Nova Scotia, 0.230%, 12/01/10	47,270
71,825	Series V-5, Rev., VRDO, LOC: Wachovia Bank N.A., 0.300%, 12/07/10	71,825
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (e)	37,910
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 12/07/10	1,500
16,095	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.300%, 12/07/10	16,095
12,620	New Jersey Health Care Facilities Financing Authority, Somerset Medical Center, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/07/10	12,620
1,300	New Jersey Health Care Facilities Financing Authority, St. Peter’s University Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	1,300
19,750	New Jersey Health Care Facilities Financing Authority, Virtua Health, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/07/10	19,750
12,000	New Jersey State Educational Facilities Authority, Series 2688, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	12,000
12,960	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Series P, Rev., VRDO, 0.350%, 12/07/10	12,960

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New Jersey — Continued
6,115	New Jersey State Turnpike Authority, Series PT-3602, Rev., VRDO, NATL- RE-IBC, LIQ: Dexia Credit Local, 0.470%, 12/07/10	6,115
	New Jersey Transportation Trust Fund Authority,
22,075	Series PT-2500, Rev., VRDO, NATL- RE, 0.470%, 12/07/10	22,075
5,785	Series PT-2711, Rev., VRDO, FGIC, 0.470%, 12/07/10	5,785
	New Jersey Transportation Trust Fund Authority, MERLOTS,
27,090	Series B-03, Rev., VRDO, NATL-RE, 0.300%, 12/07/10	27,090
29,295	Series B-04, Rev., VRDO, NATL-RE, 0.300%, 12/07/10	29,295
25,000	Nuveen New Jersey Investment Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.550%, 12/07/10	25,000
	Puttable Floating Option Tax-Exempt Receipts,
31,700	Series MT-639, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.310%, 12/07/10 (e)	31,700
12,000	Series PT-4643, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.460%, 12/07/10 (e)	12,000
14,075	Series PT-4689, Rev., VRDO, LIQ: Bank of America N.A., 0.310%, 12/07/10 (e)	14,075
13,300	Puttable Floating Option Tax-Exempt Receipts, New Jersey EDA, Series PT-4014, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.470%, 12/07/10	13,300
37,175	South Jersey Transportation Authority, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	37,175
180,700	State of New Jersey, Rev., TRAN, 2.000%, 06/23/11	182,390

		746,105

New Mexico — 0.1%
21,100	Puttable Floating Option Tax-Exempt Receipts, Series MT-637, Rev., VRDO, 0.390%, 12/07/10	21,100

New York — 16.6%
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.380%, 12/07/10	15,980
29,635	City of Rochester, Series I, GO, BAN, 1.500%, 02/23/11	29,711
60,768	County of Albany, GO, BAN, 2.000%, 12/09/10	60,789
24,075	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	24,075
10,495	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	10,495
	Eclipse Funding Trust, Solar Eclipse, New York,
11,415	Series 2006-0029, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	11,415
11,330	Series 2006-0112, Rev., VRDO, AGM-CR, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10 (e)	11,330
20,870	Series 2006-0159, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	20,870
12,900	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.300%, 12/01/10	12,900
	Metropolitan Transportation Authority,
33,000	Rev., RAN, 2.000%, 12/31/10	33,044
99,035	Series A, Rev., VRDO, AGM, 0.310%, 12/07/10	99,035
60,750	Series B, Rev., VRDO, AGM, 0.340%, 12/07/10	60,750
72,660	Series G, Rev., VRDO, LOC: BNP Paribas, 0.250%, 12/01/10	72,660
127,150	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.340%, 12/07/10	127,150
24,500	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 12/01/10	24,500
12,150	Subseries E-1, Rev., VRDO, LOC: BNP Paribas, 0.270%, 12/07/10	12,150
12,800	Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 0.310%, 12/01/10	12,800
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.310%, 12/07/10	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.310%, 12/07/10	19,050
25,435	Nassau County IDA, Amsterdam at Harborside, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.350%, 12/07/10	25,435
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (e)	11,250
7,280	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.290%, 12/01/10	7,280
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 12/07/10	11,500
21,100	Series H, Subseries H-2, GO, VRDO, NATL-RE, 0.290%, 12/01/10	21,100
13,400	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.310%, 12/07/10	13,400

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
27,400	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	27,400
1,100	Series I, Subseries I-5, GO, VRDO, LOC: California Public Employee Retirement Fund, 0.280%, 12/01/10	1,100
39,600	Series I, Subseries I-6, GO, VRDO, LOC: California State Teachers’ Retirement System, 0.280%, 12/01/10	39,600
29,000	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	29,000
9,750	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.270%, 12/07/10	9,750
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 12/07/10	11,000
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.300%, 12/01/10	100
12,955	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.310%, 12/01/10	12,955
5,115	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.240%, 12/01/10	5,115
14,510	Subseries A-6, GO, VRDO, LOC: Helaba, 0.320%, 12/07/10	14,510
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.300%, 12/07/10	15,750
36,090	Subseries C-5, GO, VRDO, LOC: Bank of New York, 0.260%, 12/07/10	36,090
6,600	Subseries E-4, GO, VRDO, LOC: BNP Paribas, 0.250%, 12/01/10	6,600
45,000	Subseries F-3, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.290%, 12/07/10	45,000
6,245	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 12/07/10	6,245
100	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.240%, 12/01/10	100
18,200	Subseries H-1, GO, VRDO, LOC: Dexia Credit Local, 0.300%, 12/01/10	18,200
18,300	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.260%, 12/07/10	18,300
3,350	Subseries H-2, GO, VRDO, LOC: Dexia Credit Local, 0.290%, 12/01/10	3,350
24,155	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.240%, 12/01/10	24,155
19,015	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.280%, 12/01/10	19,015
72,000	Subseries H-8, GO, VRDO, LOC: Bank of America N.A., 0.350%, 12/07/10	72,000
17,300	Subseries J-4, GO, VRDO, 0.290%, 12/01/10	17,300
44,000	Subseries L-3, GO, VRDO, 0.290%, 12/01/10	44,000
18,200	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.260%, 12/01/10	18,200
80,118	Subseries L-5, GO, VRDO, 0.330%, 12/01/10	80,118
39,990	Subseries L-6, GO, VRDO, 0.230%, 12/01/10	39,990
9,400	New York City Capital Resources Corp., Loan Enhanced Assistance, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.390%, 12/07/10	9,400
	New York City Housing Development Corp., Multi-Family Housing,
48,090	Series C-3, Rev., VRDO, LIQ: Bank of America N.A., 0.350%, 12/07/10	48,090
10,155	Series ROCS-RR-II-R-11667, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.310%, 12/07/10	10,155
32,800	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 12/07/10 (e)	32,800
35,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 12/07/10	35,000
13,500	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/07/10	13,500
7,255	New York City Housing Development Corp., Multi-Family Housing, 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/07/10	7,255
35,000	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	35,000
10,300	New York City Housing Development Corp., Multi-Family Housing, 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	10,300
13,500	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.340%, 12/07/10	13,500
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	3,070
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/07/10	13,600

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
4,300	New York City Housing Development Corp., Multi-Family Housing, Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 12/07/10	4,300
15,000	New York City Housing Development Corp., Multi-Family Housing, One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	15,000
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/07/10	7,800
8,875	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.350%, 12/07/10	8,875
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.250%, 12/07/10	12,930
40,000	New York City Housing Development Corp., Multi-Family Housing, West End Towers, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	40,000
21,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.270%, 12/07/10	21,200
4,710	New York City Industrial Development Agency, Planned Parenthood Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	4,710
21,000	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.300%, 12/01/10	21,000
	New York City Municipal Water Finance Authority, 2nd Generation,
15,000	Series DD-1, Class A, Rev., VRDO, 0.220%, 12/01/10	15,000
14,400	Series DD-2, Rev., VRDO, 0.230%, 12/01/10	14,400
24,000	Series DD-3B, Rev., VRDO, 0.270%, 12/01/10	24,000
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
106,055	Series AA-1, Rev., VRDO, 0.270%, 12/01/10	106,055
17,625	Series AA-2, Rev., VRDO, 0.300%, 12/01/10	17,625
34,885	Series BB-1, Rev., VRDO, 0.290%, 12/01/10	34,885
54,785	Series BB-2, Rev., VRDO, 0.320%, 12/01/10	54,785
99,905	Series CC-1, Rev., VRDO, 0.250%, 12/01/10	99,905
	New York City Municipal Water Finance Authority, Water & Sewer Systems,
32,800	Series C, Rev., VRDO, 0.300%, 12/01/10	32,800
2,400	Subseries B-3, Rev., VRDO, 0.290%, 12/01/10	2,400
15,400	Subseries B-4, Rev., VRDO, 0.270%, 12/07/10	15,400
34,675	Subseries F1B, Rev., VRDO, 0.300%, 12/07/10	34,675
37,100	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation Resolution, Series BB-3, Rev., VRDO, 0.260%, 12/01/10	37,100
41,700	New York City Municipal Water Finance Authority, Water & Sewer Systems, 2nd Generation, Fiscal 2008, Series BB-4, Rev., VRDO, 0.300%, 12/07/10	41,700
	New York City Transitional Finance Authority,
21,610	Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 12/07/10	21,610
30,525	Subseries 2-C, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.270%, 12/07/10	30,525
7,280	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.300%, 12/07/10	7,280
	New York City Transitional Finance Authority, EAGLE,
3,360	Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 12/07/10	3,360
36,060	Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 12/07/10	36,060
	New York City Transitional Finance Authority, Future Tax Secured,
51,000	Series B, Rev., VRDO, 0.300%, 12/01/10	51,000
35,100	Series C, Rev., VRDO, 0.320%, 12/01/10	35,100
35,815	Subseries C-4, Rev., VRDO, 0.300%, 12/01/10	35,815
	New York City Transitional Finance Authority, New York City Recovery,
3,660	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.300%, 12/07/10	3,660
14,000	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.340%, 12/07/10	14,000
30,630	Series 3, Subseries 3-B, Rev., VRDO, 0.230%, 12/01/10	30,630
34,135	Series 3, Subseries 3-E, Rev., VRDO, 0.300%, 12/01/10	34,135
25,000	Series 3, Subseries 3-G, Rev., VRDO, 0.280%, 12/07/10	25,000
14,770	Series 3, Subseries 3-H, Rev., VRDO, 0.290%, 12/01/10	14,770

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
	New York City Trust for Cultural Resources, American Museum of Natural History,
950	Series A1, Rev., VRDO, 0.310%, 12/01/10	950
10,250	Series A2, Rev., VRDO, 0.280%, 12/01/10	10,250
	New York City, Fiscal 2008,
30,600	Subseries D-3, GO, VRDO, 0.300%, 12/07/10	30,600
52,420	Subseries J-5, GO, VRDO, 0.330%, 12/01/10	52,420
32,530	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.310%, 12/01/10	32,530
4,150	Subseries J-9, GO, VRDO, 0.250%, 12/07/10	4,150
11,110	Subseries J-10, GO, VRDO, 0.250%, 12/07/10	11,110
3,750	Subseries J-11, GO, VRDO, 0.280%, 12/07/10	3,750
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 0.310%, 12/07/10	49,500
	New York Liberty Development Corp., World Trade Center,
87,655	Series A-1, Rev, 0.320%, 05/05/11	87,655
132,345	Series A-2, Rev, VRDO, 0.320%, 05/05/11	132,345
	New York Liberty Development Project,
31,960	Series 2250, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.450%, 12/07/10	31,960
16,160	Series ROCS-RR-II-R-11868, Rev., VRDO, LIQ: Citibank N.A., 0.310%, 12/07/10 (e)	16,160
10,300	New York Local Government Assistance Corp., Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 12/07/10	10,300
4,400	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.350%, 12/07/10 (e)	4,400
29,000	New York Mortgage Agency, Homeowner Mortgage, Series 139, Rev., VRDO, AMT, 0.300%, 12/01/10	29,000
13,020	New York State Dormitory Authority, Series ROCS-RR-II-R-4122, Rev., VRDO, LIQ: Citigroup Financial Products, 0.300%, 12/07/10 (e)	13,020
20,800	New York State Dormitory Authority, City University, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/07/10	20,800
102,100	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.280%, 12/07/10	102,100
	New York State Dormitory Authority, Mental Health Services,
11,345	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.250%, 12/07/10	11,345
7,405	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.250%, 12/07/10	7,405
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 12/07/10	10,490
17,480	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.300%, 12/07/10	17,480
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	1,800
87,005	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	87,005
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	2,755
98,900	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.340%, 12/07/10	98,900
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	8,000
	New York State Housing Finance Agency, 150 East 44th Street,
37,200	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	37,200
4,100	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	4,100
65,800	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.370%, 12/07/10	65,800
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.270%, 12/07/10	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 12/07/10	30,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 12/07/10	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	3,200

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
New York — Continued
9,600	New York State Housing Finance Agency, 455 West 37th Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 12/07/10	9,600
50,000	New York State Housing Finance Agency, 600 West 42nd Street Housing, Series A, Rev., VRDO, LOC: Bank of New York, 0.300%, 12/07/10	50,000
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	9,550
39,000	New York State Housing Finance Agency, East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	39,000
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.370%, 12/07/10	45,900
24,300	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 12/07/10	24,300
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	7,050
22,480	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.360%, 12/07/10	22,480
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.300%, 12/07/10	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 12/07/10	11,300
30,800	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 12/07/10	30,800
4,850	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 12/07/10	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 12/07/10	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/07/10	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	100
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 12/07/10	5,500
16,275	New York State Urban Development Corp., Series 2008-053, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.370%, 12/07/10	16,275
31,000	Nuveen New York Select Quality Municipal Fund, Inc., VRDO, LIQ: Citibank N.A., 0.550%, 12/07/10	31,000
19,500	Port Authority of New York & New Jersey, Versatile Structure Obligation, Series 4, Rev., VRDO, 0.290%, 12/01/10	19,500
33,905	Sales Tax Asset Receivable Corp., Series ROCS-RR-II-R-10395, Rev., VRDO, AGM-CR, MBIA, 0.300%, 12/07/10 (e)	33,905
15,000	South Lewis Central School District, GO, BAN, 1.500%, 02/25/11	15,031
	Triborough Bridge & Tunnel Authority,
7,685	Subseries B-3, Rev., VRDO, 0.280%, 12/07/10	7,685
84,840	Subseries B-4, Rev., VRDO, 0.310%, 12/07/10	84,840
25,600	Subseries CD, Rev., VRDO, AGM, 0.290%, 12/07/10	25,600
	Trust for Cultural Resources, Lincoln Center,
23,630	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	23,630
6,450	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/01/10	6,450
17,890	Wells Fargo Stage Trust, Series 2009- 12C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.300%, 12/07/10 (e)	17,890

		4,244,468

North Carolina — 3.4%
27,380	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.410%, 12/07/10	27,380
	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare,
2,550	Series D, Rev., VRDO, 0.330%, 12/01/10	2,550

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
North Carolina — Continued
48,825	Series G, Rev., VRDO, AGM, LOC: Bank of America N.A., 0.330%, 12/07/10	48,825
23,420	Series H, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.260%, 12/01/10	23,420
29,950	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 12/07/10	29,950
4,590	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.350%, 12/07/10	4,590
1,000	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.300%, 12/07/10	1,000
	City of Greensboro, Combined Enterprise System,
22,690	Series B, Rev., VRDO, 0.460%, 12/07/10	22,690
53,700	City of Raleigh, Downtown Improvement Project, Series 2004 A, COP, VRDO, 0.270%, 12/07/10	53,700
29,460	Mecklenburg County, Series D, GO, VRDO, 0.400%, 06/28/11 (f) (i)	29,460
23,690	New Hanover County, Hospital, New Hanover Regional Medical, Rev., VRDO, AGM, 0.350%, 12/07/10	23,690
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10	48,000
4,355	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	4,355
18,045	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	18,045
11,350	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	11,350
16,260	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	16,260
6,645	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	6,645
4,160	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.400%, 12/07/10	4,160
19,030	North Carolina Medical Care Commission, Cleveland County Health, Rev., VRDO, LOC: Bank of America N.A., 0.340%, 12/01/10	19,030
28,900	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.300%, 12/07/10	28,900
44,610	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	44,610
14,570	North Carolina Medical Care Commission, Iredell Memorial Hospital, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 12/01/10	14,570
	North Carolina Medical Care Commission, Moses Cone Health System,
17,000	Rev., VRDO, 0.310%, 12/01/10	17,000
34,350	Series A, Rev., VRDO, 0.320%, 12/07/10	34,350
32,300	Series B, Rev., VRDO, 0.320%, 12/07/10	32,300
4,800	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	4,800
29,775	North Carolina State Education Assistance Authority, Student Loan, Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.310%, 12/07/10	29,775
	North Carolina State University at Raleigh,
42,605	Series A, Rev., VRDO, 0.290%, 12/07/10	42,605
38,135	Series B, Rev., VRDO, 0.270%, 12/07/10	38,135
20,000	Orange Water & Sewer Authority, Series B, Rev., VRDO, 0.270%, 12/07/10	20,000
16,625	Person County Industrial Facilities & Pollution Control Financing Authority, Certainteed Gypsum, Inc., Rev, VRDO, LOC: Credit Industriel et Commercial, 0.330%, 12/07/10	16,625
5,560	State of North Carolina, Public Improvement, Series D, GO, VRDO, 0.330%, 12/07/10	5,560
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006- 0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10	19,800
	University of North Carolina at Chapel Hill, University Hospital,
45,390	Series A, Rev., VRDO, 0.280%, 12/01/10	45,390
10,000	Series A, Rev., VRDO, 0.310%, 12/07/10	10,000
28,010	Series A, Rev., VRDO, 0.330%, 12/07/10	28,010

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
North Carolina — Continued
19,000	Series B, Rev., VRDO, 0.330%, 12/01/10	19,000
	Wake County, School,
18,100	Series A, GO, VRDO, 0.330%, 12/07/10	18,100
10,700	Series B, GO, VRDO, 0.330%, 12/07/10	10,700

		875,330

North Dakota — 0.1%
11,685	City of Grand Forks, The United Hospital Obligation Group, Series A, Rev., VRDO, LOC: Lasalle National Bank, 0.300%, 12/01/10	11,685
	North Dakota State Housing Finance Agency, Home Mortgage,
2,000	Series A, Rev., VRDO, 0.300%, 12/07/10	2,000
7,490	Series A, Rev., VRDO, 0.320%, 12/07/10	7,490
9,205	Series B, Rev., VRDO, 0.320%, 12/07/10	9,205

		30,380

Ohio — 2.4%
690	Akron University, Series C-2, Rev., VRDO, AGC, 0.340%, 12/07/10	690
	Allen County, Catholic Healthcare,
33,290	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	33,290
350	Series C, Rev., VRDO, LOC: Bank of Nova Scotia, 0.290%, 12/01/10	350
7,909	Austin Trust Various States, Series 2008-3308, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Bank of America N.A., 0.390%, 12/07/10	7,909
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.320%, 12/07/10	1,375
3,070	County of Hamilton, Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.370%, 12/07/10	3,070
11,445	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	11,445
5,875	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	5,875
3,800	Franklin County, Holy Cross Health System Corp., Rev., VRDO, 0.240%, 12/07/10	3,800
66,800	Franklin County, Ohio Health Corp. Hospital Facilities, Series A, Rev., VRDO, 0.330%, 12/07/10	66,800
5,300	Ohio Housing Finance Agency, Residential Mortgage, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.390%, 12/07/10	5,300
20,175	Ohio Housing Finance Agency, Residential Mortgage, Mortgage- Backed Securities Program, Series M, Rev., VRDO, AMT, GNMA/FNMA, 0.300%, 12/07/10	20,175
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
19,100	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.350%, 12/07/10	19,100
28,070	Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.300%, 12/07/10	28,070
32,200	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.300%, 12/07/10	32,200
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
12,615	Series A, Rev., VRDO, 0.340%, 12/01/10	12,615
13,235	Series A, Rev., VRDO, 0.340%, 12/01/10	13,235
900	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 12/01/10	900
7,535	Ohio State Turnpike Commission, Series PT-3839, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.480%, 12/07/10	7,535
39,900	Ohio State University (The), General Reciept, Rev., VRDO, 0.260%, 12/07/10	39,900
43,935	Ohio State Water Development Authority, Pollution Control Facility, First Energy Generation Corp. Project, Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.240%, 12/01/10	43,935
23,050	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.340%, 12/07/10	23,050
	Puttable Floating Option Tax-Exempt Receipts,
44,350	Rev., VRDO, LIQ: Bank of America N.A., 0.370%, 12/07/10 (e)	44,350
42,845	Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 12/07/10	42,845
39,170	Series MT-567, Rev., VRDO, NATL- RE, LIQ: Merrill Lynch International Bank Ltd., 0.420%, 12/07/10	39,170

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Ohio — Continued
52,085	Series MT-667, Rev., VRDO, LIQ: Bank of America N.A., 0.500%, 12/07/10 (e)	52,085
51,730	Series MT-670, Rev., VRDO, AMBAC, LIQ: Bank of America N.A., 0.500%, 12/07/10 (e)	51,730
8,145	Series PT-4481, Rev., VRDO, LIQ: Dexia Credit Local, LOC: Dexia Credit Local, 0.440%, 12/07/10	8,145

		618,944

Oklahoma — 0.3%
15,305	Oklahoma State Capital Improvement Authority, Higher Education, Series D1, Rev., VRDO, 0.300%, 12/01/10	15,305
	Oklahoma Turnpike Authority, Second Series,
16,560	Series B, Rev., VRDO, 0.280%, 12/01/10	16,560
12,650	Series D, Rev., VRDO, 0.280%, 12/07/10	12,650
14,665	Oklahoma University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/10	14,665
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	10,490

		69,670

Oregon — 1.0%
7,800	City of Portland, Housing Authority, Multi-Family Housing, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.400%, 12/07/10	7,800
13,700	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 12/07/10	13,700
7,115	Oregon State Housing & Community Services Department, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.320%, 12/07/10	7,115
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
13,685	Series F, Rev., VRDO, AMT, 0.290%, 12/07/10	13,685
35,000	Series F, Rev., VRDO, AMT, 0.420%, 12/07/10	35,000
30,000	Series H, Rev., VRDO, AMT, 0.300%, 12/07/10	30,000
17,300	Port of Portland, Horizon Air Insurance, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/01/10	17,300
57,800	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.340%, 12/07/10	57,800
64,040	Port of Portland, Portland International Airport, Series 18, Subseries 18B, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.330%, 12/07/10	64,040

		246,440

Other Territories — 4.2%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 12/07/10	7,500
	Deutsche Bank Spears/Lifers Trust Various States,
20,940	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	20,940
8,445	Series DB-295, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	8,445
10,240	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	10,240
14,110	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	14,110
70,130	Series DB-331, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	70,130
16,635	Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	16,635
11,980	Series DB-343, Rev., VRDO, NATL- RE, LIQ: Deutsche Bank AG, 0.310%, 12/07/10	11,980
28,685	Eagle Tax-Exempt Trust, Rev., VRDO, FHLMC COLL, LIQ: FHLB, 0.370%, 12/07/10	28,685
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
19,140	Rev., VRDO, LIQ: FHLMC, 0.350%, 12/07/10	19,140
94,250	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 12/07/10	94,250
19,050	Series M019, Class A, Rev., VRDO, FHLMC, 0.350%, 12/07/10	19,050
27,042	Series M020, Class A, Rev., VRDO, FHLMC, 0.350%, 12/07/10	27,042
19,865	Series M023, Class A, Rev., VRDO, FHLMC, 0.350%, 12/07/10	19,865
74,500	Nuveen Municipal Market Opportunity Fund, Inc., VRDO, LIQ: Deutsche Bank AG, 0.510%, 12/07/10 (e)	74,500
	Puttable Floating Option Tax-Exempt Receipts,
20,000	Series MT-387, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.390%, 12/07/10	20,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Other Territories — Continued
51,850	Series MT-389, Rev., VRDO, NATL- RE, LIQ: Merrill Lynch International Bank Ltd., 0.390%, 12/07/10	51,850
38,620	Series PPT-34, Class A, FHLMC, LIQ: FHLMC, 0.400%, 12/07/10	38,620
93,025	Series PPT-1001, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 12/07/10	93,025
171,315	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.400%, 12/07/10	171,315
221,205	Series PPT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 0.330%, 12/07/10	221,205
27,045	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., LIQ: FHLMC, 0.450%, 12/07/10	27,045
8,450	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.370%, 12/07/10	8,450

		1,074,022

Pennsylvania — 3.0%
51,975	Allegheny County Higher Education Building Authority, Carnegie Mellon University, Rev., VRDO, 0.280%, 12/01/10	51,975
15,400	Beaver County IDA, Firstenergy Generation, Pollution Control, Rev., VRDO, LOC: Barclays Bank plc, 0.290%, 12/01/10	15,400
12,600	Beaver County IDA, Firstenergy Nuclear, Pollution Control, Series B, Rev., VRDO, LOC: Citibank N.A., 0.270%, 12/07/10	12,600
8,395	Bucks County IDA, Grand View Hospital, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.250%, 12/07/10	8,395
64,000	City of Philadelphia, Series A, GO, TRAN, 2.000%, 06/30/11	64,478
31,000	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	31,000
47,415	City of Philadelphia, Water & Wastewater Revenue Refunding, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	47,415
33,000	Dallastown Area School District, GO, VAR, 1.527%, 04/15/11	33,115
67,800	Delaware County IDA, United Parcel Service Project, Rev., VRDO, 0.240%, 12/01/10	67,800
42,305	Delaware River Port Authority, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.250%, 12/07/10	42,305
16,390	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series SGC-20, Class A, Rev., VRDO, LIQ: Societe Generale, 0.300%, 12/07/10	16,390
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.260%, 12/07/10	11,700
8,515	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.340%, 12/01/10	8,515
29,775	Montgomery County IDA, Philadelphia Presbyterian Homes, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	29,775
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	4,710
2,205	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.300%, 12/07/10	2,205
16,780	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	16,780
17,500	Nuveen Pennsylvania Investment Quality Municipal Fund, VRDO, LIQ: Citibank N.A., 0.550%, 12/07/10	17,500
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.300%, 12/07/10	21,530
1,435	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.310%, 12/07/10	1,435
22,500	Pennsylvania Higher Educational Facilties Authority, Drexel University, Second Series, Rev., VRDO, LOC: Landesbank Hessen- Thuringen, 0.270%, 12/07/10	22,500
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.300%, 12/07/10	1,835
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
25,000	Series 82-C, Rev., VRDO, AMT, 0.350%, 12/07/10	25,000
21,800	Series 83-C, Rev., VRDO, AMT, LOC: FNMA, 0.300%, 12/07/10	21,800
15,000	Series 85-B, Rev., VRDO, 0.300%, 12/07/10	15,000
27,425	Series 90C, Rev., VRDO, AMT, 0.300%, 12/07/10	27,425
26,100	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	26,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Pennsylvania — Continued
1,400	Pennsylvania Turnpike Commission, Series B-3, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	1,400
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.310%, 12/07/10	10,400
	RBC Municipal Products, Inc. Trust, Floater Certificates,
19,800	Series E-15, Rev., VRDO, LIQ: Royal Bank of Canada, 0.310%, 12/07/10 (e)	19,800
30,000	Series E-16, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.300%, 12/07/10 (e)	30,000
40,800	Southcentral General Authority, Wellspan Health Obligation Group, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.260%, 12/07/10	40,800
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	14,000
14,135	Wells Fargo Stage Trust, Series 2008- 1C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.300%, 12/07/10 (e)	14,135

		775,218

Puerto Rico — 0.1%
26,950	Austin Trust Various States, Series 2008-355, Rev., VRDO, LOC: Bank of America N.A., 0.430%, 12/07/10	26,950

Rhode Island — 0.4%
9,770	Puttable Floating Option Tax-Exempt Receipts, Series PT-4670, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.390%, 12/07/10 (e)	9,770
23,380	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 0.320%, 12/07/10	23,380
2,080	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.610%, 12/07/10	2,080
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
11,100	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/10	11,100
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 12/07/10	6,650
13,400	Rhode Island Health & Educational Building Corp., St. George’s School, Rev., VRDO, LIQ: Bank of America N.A., 0.510%, 12/07/10	13,400
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.360%, 12/07/10	7,000
21,900	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.360%, 12/07/10	21,900
13,000	Rhode Island Student Loan Authority, Loan amount Program, Series B-4, Rev., VRDO, AMT, LOC: State Street Bank & Trust Co., 0.280%, 12/07/10	13,000

		108,280

South Carolina — 1.0%
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	3,000
17,760	City of Charleston, Waterworks & Sewers, Capital Improvements, Series B, Rev., VRDO, 0.320%, 12/07/10	17,760
12,130	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	12,130
16,370	Clarendon Hospital District, Health Care Facilities, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	16,370
14,680	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	14,680
19,400	Greenville Hospital System Board, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	19,400
124,734	South Carolina Association of Governmental Organizations, COP, TAN, SCSDE, 2.000%, 04/15/11	125,483
9,460	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.280%, 12/01/10	9,460
900	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 12/07/10	900
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	18,000
1,585	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	1,585
3,765	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.610%, 12/07/10	3,765
10,000	South Carolina State Public Service Authority, EAGLE, Series 2006- 0007, Class A, Rev., VRDO, NATL- RE, LIQ: Citibank N.A., 0.310%, 12/07/10	10,000

		252,533

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
South Dakota — 0.6%
16,960	South Dakota Health & Educational Facilities Authority, Series 3109, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (e)	16,960
28,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/01/10	28,000
	South Dakota Housing Development Authority, Home Ownership Mortgage,
14,525	Series A, Rev., VRDO, 0.270%, 12/07/10	14,525
45,000	Series C, Rev., VRDO, 0.340%, 12/07/10	45,000
12,000	Series C, Rev., VRDO, AMT, 0.350%, 12/07/10	12,000
19,200	Series C-1, Rev., VRDO, 0.300%, 12/07/10	19,200
10,300	Series D, Rev., VRDO, 0.370%, 12/07/10	10,300
5,000	Series F, Rev., VRDO, 0.330%, 12/07/10	5,000
5,000	Series G, Rev., VRDO, 0.290%, 12/07/10	5,000

		155,985

Tennessee — 1.5%
	Blount County Public Building Authority, Local Government Public Improvement,
20,165	Series E-3-B, Rev., VRDO, LOC: KBC Bank N.V., 0.310%, 12/01/10	20,165
14,125	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 0.310%, 12/01/10	14,125
2,800	Series E-3-D, Rev., VRDO, LOC: KBC Bank N.V., 0.310%, 12/01/10	2,800
8,555	Series E-3-E, Rev., VRDO, LOC: KBC Bank N.V., 0.310%, 12/01/10	8,555
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 0.310%, 12/01/10	10,100
19,110	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 0.310%, 12/07/10	19,110
10,070	Chattanooga Health Educational & Housing Facility Board, Hospital Siskin Rehabilitation Project, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/01/10	10,070
17,600	Clarksville Public Building Authority, Morristown Loans, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	17,600
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
12,965	Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	12,965
2,630	Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/07/10	2,630
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 12/07/10	3,000
14,575	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 12/07/10	14,575
	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University,
6,405	Series A, Rev., VRDO, 0.230%, 12/07/10	6,405
38,400	Series A-2, Rev., VRDO, 0.310%, 12/07/10	38,400
12,290	Metropolitan Government Nashville & Davidson County, Industrial Development Board, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.460%, 12/07/10	12,290
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
139,175	Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	139,175
5,760	Rev., VRDO, LOC: Bank of America N.A., 0.370%, 12/07/10	5,760
	Sevier County Public Building Authority, Local Government Public Improvement,
16,150	Series A-1, Rev., VRDO, LOC: KBC Bank N.V., 0.310%, 12/01/10	16,150
9,725	Series A-2, Rev., VRDO, LOC: KBC Bank N.V., 0.310%, 12/01/10	9,725
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 0.310%, 12/01/10	10,095
7,140	Series E-1, Rev., VRDO, LOC: KBC Bank N.V., 0.300%, 12/07/10	7,140
4,735	Series M-1, Rev., VRDO, 0.510%, 12/07/10	4,735
4,625	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	4,625

		390,195

Texas — 9.2%
	Austin Trust Various States,
5,000	Series 2008-1147, GO, VRDO, LIQ: Bank of America N.A., 0.320%, 12/07/10	5,000
5,605	Series 2008-3023X, Rev, VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 12/07/10	5,605
9,335	Series 2008-3315, Rev, VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 12/07/10 (e)	9,335

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Texas — Continued
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 12/07/10	9,100
1,200	Calhoun County Port Authority, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	1,200
40,000	City of Houston, First Lien, Series B1, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/10	40,000
64,665	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.300%, 12/07/10 (e)	64,665
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 0.300%, 12/07/10 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 0.300%, 12/07/10 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.300%, 12/07/10	11,000
	City of San Antonio, Water Revenue,
12,500	Series 1237, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	12,500
6,435	Series SG-159, Rev., VRDO, AGM, 0.300%, 12/07/10	6,435
48,500	County of Harris, Toll Road, Senior Lien, Series A-2, Rev., VAR, 2.000%, 08/15/11	49,062
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.280%, 12/07/10	19,040
6,800	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	6,800
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.330%, 12/07/10	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
24,990	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	24,990
9,700	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.300%, 12/07/10	9,700
13,490	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.320%, 12/07/10	13,490
10,840	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	10,840
15,845	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	15,845
5,600	Eclipse Funding Trust, Solar Eclipse, North East Independent School District, Series 2006-0058, GO, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	5,600
19,210	Eclipse Funding Trust, Solar Eclipse, Texas, Series 2006-0088, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.280%, 12/07/10	19,210
10,160	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	10,160
5,740	El Paso Independent School District, MERLOTS, Series K02, GO, VRDO, PSF-GTD, 0.300%, 12/07/10	5,740
25,019	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	25,019
	Gulf Coast Waste Disposal Authority, Exxon Mobil Project,
49,800	Rev., VRDO, 0.230%, 12/01/10	49,800
13,500	Rev., VRDO, 0.250%, 12/01/10	13,500
650	Series A, Rev., VRDO, 0.250%, 12/01/10	650
24,150	Gulf Coast Waste Disposal Authority, Exxon Project, Rev., VRDO, 0.210%, 12/01/10	24,150
35,000	Harris County Cultural Education Facilities Finance Corp., Hermann Memorial Hospital, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.290%, 12/07/10	35,000
50,600	Harris County Flood Control District, Series ROCS-RR-II-R-10396, GO, VRDO, 0.300%, 12/07/10 (e)	50,600
	Harris County Industrial Development Corp.,
45,400	Rev., VRDO, 0.210%, 12/01/10	45,400
15,300	Harris County Industrial Development Corp., Exxon Project, Rev., VRDO, 0.250%, 12/01/10	15,300
20,000	Harris County Industrial Development Corp., HFOTCO LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 12/07/10	20,000
30,000	Harris County, EAGLE, Series 2007- 0078, Class A, Rev., VRDO, BHAC- CR, NATL-RE, LIQ: Citibank N.A., 0.310%, 12/07/10	30,000
27,600	Houston Higher Education Finance Corp., Rice University Project, Series A, Rev., VRDO, 0.260%, 12/01/10	27,600
19,185	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 0.300%, 12/07/10	19,185
	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project,

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Texas — Continued
20,000	Series A, Rev., VRDO, 0.230%, 12/01/10	20,000
100	Series A-2, Rev., VRDO, 0.230%, 12/01/10	100
32,780	Subseries B-2, Rev., VRDO, 0.250%, 12/01/10	32,780
8,800	Subseries B-4, Rev., VRDO, 0.250%, 12/01/10	8,800
16,900	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp. Project, Rev., VRDO, 0.230%, 12/01/10	16,900
24,480	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.300%, 12/07/10	24,480
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.290%, 12/07/10 (e)	5,455
55,735	North Texas Health Facility Development Corp., Baylor Health Care System Project, Series C, Rev., VRDO, AGM, 0.320%, 12/07/10	55,735
10,000	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.340%, 12/07/10	10,000
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10	36,280
16,125	Pasadena Independent School District, Series A, GO, VRDO, PSF- GTD, 0.280%, 12/07/10	16,125
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.300%, 12/01/10	600
	Puttable Floating Option Tax-Exempt Receipts,
15,335	Series MT-635, Rev., VRDO, NATL- RE, LIQ: Bank of America N.A., 0.370%, 12/07/10 (e)	15,335
25,090	Series MT-641, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.370%, 12/07/10 (e)	25,090
13,330	Series PT-4651, GO, VRDO, LIQ: Merrill Lynch Capital Services, 0.320%, 12/07/10 (e)	13,330
20,000	RBC Municipal Products, Inc. Trust, Floater Certificates, Series E-14, Rev., VRDO, LIQ: Royal Bank of Canada, LOC: Royal Bank of Canada, 0.300%, 12/07/10 (e)	20,000
9,300	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 12/07/10	9,300
893,700	State of Texas, Rev., TRAN, 2.000%, 08/31/11	904,609
23,000	State of Texas, College Student Loan, GO, VRDO, 0.330%, 12/07/10	23,000
37,600	State of Texas, EAGLE, Series 2006- 0126, Class A, GO, VRDO, LIQ: Citibank N.A., 0.300%, 12/07/10	37,600
	State of Texas, Veterans Housing Assistance Fund,
6,800	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 0.280%, 12/07/10	6,800
6,860	Series II-A, GO, VRDO, 0.320%, 12/07/10	6,860
17,285	Series II-B, GO, VRDO, VA GTD, 0.270%, 12/07/10	17,285
15,490	State of Texas, Veterans Land, GO, VRDO, LOC: Sumitomo Mitsui Banking, 0.350%, 12/07/10	15,490
9,875	Tarrant County Cultural Education Facilities Finance Corp., Series 1760, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10	9,875
23,335	Tarrant County Health Facilities Development Corp., Cook Children’s Medical Center, Series C, Rev., VRDO, 0.310%, 12/07/10	23,335
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 12/07/10	8,700
9,650	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading Pond Apartments, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 12/07/10	9,650
1,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.320%, 12/07/10	1,000
18,125	Texas Municipal Gas Acquisition & Supply Corp. I, Series MT-365, Rev., VRDO, 0.520%, 12/07/10	18,125
104,230	University of Texas System, Series A, Rev., VRDO, 0.240%, 12/07/10	104,230
97,275	University of Texas, Financing System, Series B, Rev., VRDO, LIQ: University of Texas System Board Regulations, 0.240%, 12/07/10	97,275
9,705	Waco Health Facilities Development Corp., Series 2919, Rev., VRDO, NATL-RE, FHA, LIQ: Morgan Stanley Bank, 0.310%, 12/07/10	9,705

		2,348,765

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Utah — 1.0%
4,910	Austin Trust Various States, Series 2008-3300, Rev, VRDO, LIQ: Bank of America N.A., 0.390%, 12/07/10	4,910
	Central Utah Water Conservancy District,
49,405	Series A, Rev., VRDO, 0.320%, 12/07/10	49,405
13,400	Series B, GO, VRDO, 0.320%, 12/07/10	13,400
31,285	Central Utah Water Conservancy District, Limited Tax, Series B, GO, VRDO, LIQ: Helaba, 0.320%, 12/07/10	31,285
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Series U, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	10,080
11,100	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	11,100
	Utah Housing Corp., Single Family Mortgage,
14,000	Series A, Class I, Rev., VRDO, 0.290%, 12/07/10	14,000
5,430	Series A, Class I, Rev., VRDO, 0.310%, 12/07/10	5,430
16,000	Series B, Class I, Rev., VRDO, 0.290%, 12/07/10	16,000
7,120	Series E-1, Class I, Rev., VRDO, 0.310%, 12/07/10	7,120
12,355	Series I, Rev., VRDO, 0.320%, 12/07/10	12,355
	Utah Housing Finance Agency, Single Family Mortgage,
3,485	Series C-1, Class I, Rev., VRDO, 0.310%, 12/07/10	3,485
7,470	Series D-1, Rev., VRDO, AMT, 0.310%, 12/07/10	7,470
7,595	Series E-1, Rev., VRDO, AMT, 0.310%, 12/07/10	7,595
6,725	Series F-2, Class I, Rev., VRDO, 0.350%, 12/07/10	6,725
	Utah Transit Authority, Sales Tax Revenue,
13,500	Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (e)	13,500
1,000	Subseries B, Rev., VRDO, LOC: Fortis Bank S.A., 0.290%, 12/01/10	1,000
13,395	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.410%, 12/07/10	13,395
6,000	Weber County, IHC Health Care Services, Series A, Rev., VRDO, 0.280%, 12/01/10	6,000

		259,255

Vermont — 0.2%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.310%, 12/07/10	15,475
28,945	Vermont Educational & Health Buildings Financing Agency, Norwich University Project, Rev, VRDO, LOC: TD Bank N.A., 0.250%, 12/07/10	28,945

		44,420

Virginia — 1.0%
6,900	Albermarle County EDA, Health Services Foundation, Rev, VRDO, LOC: Bank of America N.A., 0.330%, 12/01/10	6,900
5,835	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	5,835
4,400	Fairfax County EDA, Public Broadcasting Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 12/07/10	4,400
24,685	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 12/07/10	24,685
25,020	Fairfax County IDA, Inova Health System Project, Series A-1, Rev., VRDO, 0.260%, 12/07/10	25,020
21,180	James City County EDA, United Methodist Homes, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.350%, 12/07/10	21,180
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 12/07/10	9,500
16,030	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.300%, 12/07/10	16,030
	Loudoun County IDA, Howard Hughes Medical Center,
23,000	Series B, Rev., VRDO, 0.300%, 12/07/10	23,000
17,595	Series C, Rev., VRDO, 0.300%, 12/07/10	17,595
16,590	Series D, Rev., VRDO, 0.300%, 12/07/10	16,590
4,100	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.280%, 12/01/10	4,100

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Virginia — Continued
800	Virginia College Building Authority, Shenandoah University Project, Rev., VRDO, LOC: Branch Banking & Trust, 0.260%, 12/01/10	800
	Virginia College Building Authority, University of Richmond Project,
27,245	Rev., VRDO, 0.280%, 12/01/10	27,245
31,100	Rev., VRDO, 0.320%, 12/07/10	31,100
20,525	Virginia Commonwealth University, Series B, Rev., VRDO, AMBAC, LOC: Wachovia Bank N.A., 0.280%, 12/01/10	20,525
13,680	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/01/10	13,680

		268,185

Washington — 2.1%
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 0.300%, 12/07/10	4,000
8,915	Eagle Tax-Exempt Trust, Series 2009- 0049, Class A, Rev., VRDO, AGM- CR, NATL-RE, LIQ: Citibank N.A., 0.300%, 12/07/10 (e)	8,915
35,950	Eclipse Funding Trust, Solar Eclipse, Port Seattle, Series 2006-0063, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10 (e)	35,950
10,750	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 12/07/10	10,750
5,305	Port of Seattle, Series PT-3475, Rev., VRDO, AGM, LIQ: Dexia Credit Local, 0.550%, 12/07/10	5,305
114,500	Port of Tacoma, Sub Lien, Series B, Rev, VRDO, LOC: Bank of America N.A., 0.260%, 12/07/10	114,500
760	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.310%, 12/07/10	760
10,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.A., 0.560%, 12/07/10	10,000
26,100	State of Washington, Series VR-96A, GO, VRDO, 0.320%, 12/07/10	26,100
	State of Washington, MERLOTS,
21,530	Series B-22, GO, VRDO, AGM, 0.300%, 12/07/10	21,530
28,995	Series B-22, GO, VRDO, FGIC, MBIA, 0.300%, 12/07/10	28,995
33,160	Series B-23, GO, VRDO, NATL-RE, 0.300%, 12/07/10	33,160
4,900	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.450%, 12/07/10	4,900
46,400	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, AGM, 0.280%, 12/01/10	46,400
6,770	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 12/07/10	6,770
	Washington Health Care Facilities Authority, Swedish Health Services,
28,000	Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 12/07/10	28,000
12,000	Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 12/07/10	12,000
11,265	Washington State Housing Finance Commission, Series PA-1430-R, Rev., VRDO, GNMA/FNMA/FHLMC, 0.390%, 12/07/10	11,265
9,600	Washington State Housing Finance Commission, Bush School Project, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 12/07/10	9,600
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Living Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.320%, 12/07/10	2,545
280	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 12/01/10	280
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 12/07/10	13,600
29,240	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	29,240
10,600	Washington State Housing Finance Commission, Seattle County Day School, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 12/07/10	10,600
4,690	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.510%, 12/07/10	4,690
25,000	Washington State Housing Finance Commission, YMCA Greater Seattle, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 12/07/10	25,000

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Washington — Continued
14,745	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 12/01/10	14,745
20,475	Wells Fargo Stage Trust, Series 35-C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.300%, 12/07/10 (e)	20,475

		540,075

West Virginia — 0.2%
19,315	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 12/07/10	19,315
39,600	West Virginia State Parkways Economic Development & Tourism Authority, Rev, VRDO, 0.330%, 12/07/10	39,600

		58,915

Wisconsin — 2.6%
32,500	City of Milwaukee, Rev, RAN, 2.000%, 06/27/11	32,805
64,000	Madison Metropolitan School District, Rev, TRAN, 1.500%, 09/02/11	64,528
91,200	Puttable Floating Option Tax-Exempt Receipts, Series MT-628, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.420%, 12/07/10 (e)	91,200
28,300	Racine Unified School District, GO, TRAN, 2.000%, 07/18/11	28,570
171,500	State of Wisconsin, Rev., TAN, 2.000%, 06/15/11	172,883
19,940	Wells Fargo Stage Trust, Series 2009- 10C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.400%, 12/07/10 (e)	19,940
	Wisconsin Health & Educational Facilities Authority,
19,260	Series 3114, Rev, VRDO, LIQ: Morgan Stanley Bank, 0.300%, 12/07/10 (e)	19,260
24,715	Series PT-761, Rev., VRDO, NATL- RE, 0.370%, 12/07/10	24,715
15,000	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 12/07/10	15,000
25,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister’s Services, Inc., Series B-1, Rev., VRDO, AGM, 0.360%, 12/07/10	25,650
29,240	Wisconsin Health & Educational Facilities Authority, Meriter Hospital, Inc., Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 12/01/10	29,240
23,900	Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 12/07/10	23,900
	Wisconsin Housing & EDA,
35,825	Series A, Rev., VRDO, 0.350%, 12/07/10	35,825
67,400	Series D, Rev., VRDO, LOC: FNMA, 0.340%, 12/07/10	67,400
560	Series E, Rev., VRDO, 0.300%, 12/07/10	560

		651,476

Wyoming — 0.6%
21,970	City of Kemmerer, PCR, Exxon Project, Series 1984, Rev., VRDO, 0.210%, 12/01/10	21,970
	Lincoln County, PCR, Exxon Project,
30,145	Series A, Rev., VRDO, 0.210%, 12/01/10	30,145
29,155	Series B, Rev., VRDO, 0.210%, 12/01/10	29,155
16,970	Series C, Rev., VRDO, 0.210%, 12/01/10	16,970
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.500%, 12/01/10	10,600
	Sublette County, PCR, Exxon Project,
11,500	Series A, Rev., VRDO, 0.250%, 12/01/10	11,500
11,000	Series B, Rev., VRDO, 0.250%, 12/01/10	11,000
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.390%, 12/07/10	4,955
10,000	Wyoming Community Development Authority, Single-Family Mortgage, Series A, Rev., VRDO, 0.320%, 12/07/10	10,000

		146,295

	Total Municipal Bonds (Cost $24,585,727)	24,585,727

Municipal Commerical Paper — 3.5% (n)

California — 0.1%
22,500	California Statewide Communities Development Authority, 0.370%, 06/09/11	22,500

Florida — 0.1%
25,000	Alachua County Health Facilities Authority, 0.300%, 12/01/10	25,000

Hawaii — 0.2%
46,500	City & County of Honolulu, 0.280%, 12/14/10	46,500

Maryland — 0.4%
21,400	Baltimore County, 0.290%, 01/07/11	21,400
	Maryland Health & Higher Educational Facilities Authority,

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Maryland — Continued
59,150	0.290%, 12/01/10	59,150
21,370	0.310%, 12/01/10	21,370

		101,920

Massachusetts — 0.2%
45,600	Massachusetts Water Resources Authority, 0.340%, 02/09/11	45,600

Michigan — 0.2%
30,710	Rutgers University, 0.250%, 12/06/10	30,710
20,000	University of Michigan, 0.300%, 01/03/11	20,000

		50,710

Minnesota — 0.5%
50,000	City of Rochester, 0.300%, 01/18/11	50,000
30,000	Regents of the University of Minnesota, 0.300%, 12/08/10	30,000
50,600	Rochester, Minnesota Health Care Facilities, 0.300%, 01/10/11	50,600

		130,600

Nevada — 0.3%
	Las Vegas Valley Water District,
42,400	0.300%, 12/02/10	42,400
25,000	0.330%, 01/03/11	25,000

		67,400

Ohio — 0.2%
	City of Cleveland,
27,000	0.280%, 12/02/10	27,000
21,000	0.300%, 01/03/11	21,000

		48,000

Tennessee — 0.5%
	Metropolitan Government Nashville & Davidson County,
49,205	0.340%, 06/01/11	49,205
50,000	0.350%, 04/05/11	50,000
24,000	State of Tennessee, 0.330%, 12/08/10	24,000

		123,205

Texas — 0.3%
25,000	Board of Regents, 0.260%, 02/11/11	25,000
32,000	City of Garland, 0.300%, 12/07/10	32,000
	Texas Municipal Power Agency,
12,000	0.340%, 12/02/10	12,000
5,000	0.350%, 12/02/10	5,000
15,016	University of Texas, 0.320%, 01/03/11	15,016

		89,016

Washington — 0.2%
31,650	Port of Seattle, 0.310%, 01/03/11	31,650
28,000	University of Washington, 0.270%, 02/02/11	28,000

		59,650

Wisconsin — 0.3%
	State of Wisconsin,
28,900	0.280%, 12/07/10	28,900
31,816	0.280%, 12/08/10	31,816
29,275	0.290%, 02/02/11	29,275
2,500	0.300%, 12/08/10	2,500

		92,491

	Total Municipal Commercial Paper (Cost $902,592)	902,592

	Total Investments — 99.9% (Cost $25,488,319) *	25,488,319

	Other Assets in Excess of Liabilities — 0.1%	16,683

	NET ASSETS — 100.0%	$25,505,002

Percentages indicated are based on net assets.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CCRC	—	Congregate Care Retirement Center
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLB	—	Federal Home Loan Bank
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bank
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
ROCS	—	Reset Option Certificates
SCSDE	—	South Carolina School District Enhancement
TAN	—	Tax Anticipation Note
TRAN	—	Tax & Revenue Anticipation Note
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of November 30, 2010.
XLCA	—	Insured by XL Capital Assurance

(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $29,460,000 which amounts to 0.1% of total investments.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next demand date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of November 30, 2010, in valuing the Fund’s assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama	$—	$71,550	$—	$71,550
Alaska	—	317,010	—	317,010
Arizona	—	118,545	—	118,545
California	—	1,460,570	—	1,460,570
Colorado	—	349,395	—	349,395
Connecticut	—	197,934	—	197,934
Delaware	—	38,875	—	38,875
District of Columbia	—	537,535	—	537,535
Florida	—	1,392,809	—	1,392,809
Georgia	—	227,215	—	227,215
Hawaii	—	53,672	—	53,672
Idaho	—	124,191	—	124,191
Illinois	—	963,201	—	963,201
Indiana	—	505,155	—	505,155
Iowa	—	84,385	—	84,385
Kansas	—	98,415	—	98,415
Kentucky	—	614,227	—	614,227
Louisiana	—	311,875	—	311,875
Maine	—	80,730	—	80,730
Maryland	—	469,705	—	469,705
Massachusetts	—	790,419	—	790,419
Michigan	—	325,840	—	325,840
Minnesota	—	376,253	—	376,253
Mississippi	—	549,720	—	549,720
Missouri	—	141,335	—	141,335
Montana	—	32,900	—	32,900
Nebraska	—	49,790	—	49,790
Nevada	—	272,605	—	272,605
New Hampshire	—	76,865	—	76,865
New Jersey	—	746,105	—	746,105
New Mexico	—	21,100	—	21,100
New York	—	4,244,468	—	4,244,468
North Carolina	—	845,870	29,460	875,330
North Dakota	—	30,380	—	30,380
Ohio	—	618,944	—	618,944
Oklahoma	—	69,670	—	69,670
Oregon	—	246,440	—	246,440
Other Territories	—	1,074,022	—	1,074,022
Pennsylvania	—	775,218	—	775,218

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Puerto Rico	—	26,950	—	26,950
Rhode Island	—	108,280	—	108,280
South Carolina	—	252,533	—	252,533
South Dakota	—	155,985	—	155,985
Tennessee	—	390,195	—	390,195
Texas	—	2,348,765	—	2,348,765
Utah	—	259,255	—	259,255
Vermont	—	44,420	—	44,420
Virginia	—	268,185	—	268,185
Washington	—	540,075	—	540,075
West Virginia	—	58,915	—	58,915
Wisconsin	—	651,476	—	651,476
Wyoming	—	146,295	—	146,295

Total Municipal Bonds	—	24,556,267	29,460	24,585,727

Municipal Commercial Paper
California	—	22,500	—	22,500
Florida	—	25,000	—	25,000
Hawaii	—	46,500	—	46,500
Maryland	—	101,920	—	101,920
Massachusetts	—	45,600	—	45,600
Michigan	—	50,710	—	50,710
Minnesota	—	130,600	—	130,600
Nevada	—	67,400	—	67,400
Ohio	—	48,000	—	48,000
Tennessee	—	123,205	—	123,205
Texas	—	89,016	—	89,016
Washington	—	59,650	—	59,650
Wisconsin	—	92,491	—	92,491

Total Municipal Commercial Paper	—	902,592	—	902,592

Total Investments in Securities	$—	$25,458,859	$29,460	$25,488,319

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

JPMorgan Tax Free Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Municipal Bonds - North Carolina	$—	$—	$—	$—	$—	$29,460	$—	$29,460

Total	$—	$—	$—	$—	$—	$29,460	$—	$29,460

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Asset-Backed Securities — 7.2%
292	AH Mortgage Advance Trust, Series 2010-ADV2, Class A1, 4.210%, 05/10/41 (e) (m)	292
3,970	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	3,718
	Countrywide Asset-Backed Certificates,
1,037	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	722
10	Series 2004-1, Class 3A, VAR, 0.533%, 04/25/34 (m)	8
730	Series 2004-1, Class M1, VAR, 0.753%, 03/25/34 (m)	592
600	Series 2004-1, Class M2, VAR, 0.803%, 03/25/34 (m)	509
938	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	934
	Countrywide Home Equity Loan Trust,
101	Series 2004-I, Class A, VAR, 0.543%, 02/15/34 (m)	54
124	Series 2004-K, Class 2A, VAR, 0.553%, 02/15/34 (m)	59
7,430	GSAA Trust, Series 2006-11, Class 2A2, VAR, 0.413%, 07/25/36	3,843
27	GSAMP Trust, Series 2005- WMC2, Class A2B, VAR, 0.513%, 11/25/35	27
3,027	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.433%, 07/25/36	2,917
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 1.003%, 02/25/34	961
750	Series 2004-1, Class M2, VAR, 1.078%, 02/25/34	667
4,220	Series 2004-3, Class M1, VAR, 0.823%, 07/25/34	3,524
740	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.703%, 03/25/35	637
175	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.093%, 02/25/33	144
800	Park Place Securities, Inc., Series 2005-WHQ3, Class M2, VAR, 0.703%, 06/25/35	617
1,460	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	1,589
	Residential Asset Mortgage Products, Inc.,
1,088	Series 2006-EFC1, Class A2, VAR, 0.453%, 02/25/36	1,033
435	Series 2006-RS1, Class AI2, VAR, 0.483%, 01/25/36	325
	Residential Asset Securities Corp.,
1,679	Series 2006-KS1, Class A4, VAR, 0.553%, 02/25/36	1,175
2,980	Series 2006-KS2, Class A3, VAR, 0.443%, 03/25/36	2,841

	Total Asset-Backed Securities (Cost $24,873)	27,188

Collateralized Mortgage Obligations — 8.5%
	Agency CMO — 1.8%
	Federal Home Loan Mortgage Corp. REMICS,
2,022	Series 2701, Class ST, IF, IO, 6.747%, 08/15/21 (m)	106
1,427	Series 2779, Class SM, IF, IO, 6.897%, 10/15/18 (m)	112
781	Series 2931, Class GA, 5.000%, 11/15/28 (m)	803
2,311	Series 2975, Class SJ, IF, IO, 6.397%, 05/15/35 (m)	355
185	Series 2980, Class QB, 6.500%, 05/15/35 (m)	207
3,333	Series 3370, Class SH, IF, IO, 6.197%, 10/15/37 (m)	449
	Federal National Mortgage Association REMICS,
3,375	Series 2004-17, Class DS, IF, IO, 6.897%, 11/25/32 (m)	385
691	Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	28
7,374	Series 2007-109, Class GI, IF, IO, 5.817%, 12/25/37 (m)	986
1,502	Series 2008-17, Class KS, IF, IO, 6.097%, 11/25/37 (m)	199
13,886	Series 2008-61, Class S, IF, IO, 5.847%, 07/25/38 (m)	1,973
1,937	Series 2008-71, Class SB, IF, IO, 6.231%, 10/25/29 (m)	176
1,990	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	308
	Federal National Mortgage Association STRIPS,
340	Series 366, Class 18, IO, 4.000%, 10/01/35 (m)	34
1,745	Series 390, Class C7, IO, 4.000%, 07/25/23 (m)	185
2,588	Series 390, Class C8, IO, 4.500%, 07/25/23 (m)	305
61	Federal National Mortgage Association Whole Loan, Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	67

		6,678

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Collateralized Mortgage Obligations — Continued
	Non-Agency CMO — 6.7%
324	Banc of America Mortgage Securities, Inc., Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	317
343	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.500%, 09/25/35 (m)	344
8,370	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.000%, 11/25/36 (m)	7,128
	Countrywide Alternative Loan Trust,
3,797	Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	3,695
4,955	Series 2006-24CB, Class A1, 6.000%, 06/25/36 (m)	4,325
	CS First Boston Mortgage Securities Corp.,
186	Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	192
463	Series 2004-5, Class 4A1, 6.000%, 09/25/34 (m)	468
562	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2005- 1, Class 2A1, VAR, 5.686%, 02/25/20 (m)	563
1,677	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35	1,610
882	Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 0.293%, 12/20/54	817
514	Lehman Mortgage Trust, Series 2006-4, Class 3A1, 5.000%, 08/25/21	485
408	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	381
	RESI Finance LP, (Cayman Islands),
2,369	Series 2003-C, Class B3, VAR, 1.653%, 09/10/35 (e)	1,787
521	Series 2003-D, Class B3, VAR, 1.553%, 12/10/35 (e)	365
	Residential Accredit Loans, Inc.,
2,428	Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,601
209	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	195
	Wells Fargo Mortgage-Backed Securities Trust,
412	Series 2006-11, Class A8, 6.000%, 09/25/36	388
742	Series 2007-3, Class 3A1, 5.500%, 04/25/22	766

		25,427

	Total Collateralized Mortgage Obligations (Cost $27,945)	32,105

Commercial Mortgage-Backed Securities — 3.9%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,743
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,472
1,390	Series 2005-T20, Class A4A, VAR, 5.298%, 10/12/42 (m)	1,516
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	3,173
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,288
897	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.373%, 09/15/21 (e)	865
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.838%, 05/12/39	1,562
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,025
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	214

	Total Commercial Mortgage- Backed Securities (Cost $13,174)	14,858

Corporate Bonds — 34.9%
	Consumer Discretionary — 4.0%
	Auto Components — 0.0% (g)
135	TRW Automotive, Inc., 7.000%, 03/15/14 (e)	145

	Diversified Consumer Services — 0.0% (g)
130	Service Corp. International, 7.375%, 10/01/14	142

	Hotels, Restaurants & Leisure — 0.7%
405	Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	445
710	Harrah’s Operating Co., Inc., 11.250%, 06/01/17	774
225	Host Hotels & Resorts LP, 6.375%, 03/15/15	229
	MGM Resorts International,
130	5.875%, 02/27/14	113
830	6.750%, 04/01/13	791

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
205	Vail Resorts, Inc., 6.750%, 02/15/14	208
Hotels, Restaurants & Leisure — Continued
65	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20	69

		2,629

	Household Durables — 0.6%
1,040	Sealy Mattress Co., 8.250%, 06/15/14	1,051
970	Simmons Bedding Co., 11.250%, 07/15/15 (e)	1,045

		2,096

	Leisure Equipment & Products — 0.2%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (m)	283
550	Steinway Musical Instruments, Inc., 7.000%, 03/01/14 (e)	549

		832

	Media — 2.3%
350	CBS Corp., 5.900%, 10/15/40 (m)	333
265	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	272
15	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e) (m)	16
375	Clear Channel Worldwide Holdings, Inc., 9.250%, 12/15/17 (m)	400
	Comcast Corp.,
1,045	5.150%, 03/01/20 (m)	1,125
975	6.500%, 01/15/17 (m)	1,154
1,130	DISH DBS Corp., 7.125%, 02/01/16 (m)	1,161
	Intelsat Jackson Holdings S.A., (Luxembourg),
465	9.500%, 06/15/16	491
280	11.250%, 06/15/16	299
75	Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15 (e)	77
1,065	NBC Universal, Inc., 4.375%, 04/01/21 (e)	1,069
	News America, Inc.,
525	6.400%, 12/15/35	568
220	6.900%, 08/15/39	251
585	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	603
770	Time Warner Cable, Inc., 7.500%, 04/01/14	896
75	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	82

		8,797

	Multiline Retail — 0.1%
202	Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	210

	Specialty Retail — 0.1%
225	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	234

	Textiles, Apparel & Luxury Goods — 0.0% (g)
105	Hanesbrands, Inc., 8.000%, 12/15/16	112

	Total Consumer Discretionary	15,197

Consumer Staples — 3.6%
	Beverages — 0.7%
	Anheuser-Busch InBev Worldwide, Inc.,
700	6.875%, 11/15/19 (e) (m)	862
1,300	7.200%, 01/15/14 (e) (m)	1,513
420	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	450

		2,825

	Food & Staples Retailing — 1.0%
1,572	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,654
755	Delhaize Group S.A., (Belgium), 5.700%, 10/01/40 (e) (m)	744
360	Rite Aid Corp., 7.500%, 03/01/17	339
450	SUPERVALU, Inc., 8.000%, 05/01/16	442
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	763

		3,942

	Food Products — 0.7%
65	B&G Foods, Inc., 7.625%, 01/15/18 (m)	67
140	Bumble Bee Foods LLC, 7.750%, 12/15/15 (m)	160
495	Grupo Bimbo S.A.B. de C.V., (Mexico), 4.875%, 06/30/20 (e)	511
	Kraft Foods, Inc.,
950	5.375%, 02/10/20	1,058
485	6.125%, 02/01/18	571
165	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 9.250%, 04/01/15	170

		2,537

	Household Products — 0.3%
250	Diversey, Inc., 8.250%, 11/15/19 (m)	270
275	Jarden Corp., 7.500%, 05/01/17	288
348	Spectrum Brands Holdings, Inc., PIK, 12.000%, 08/28/19	387

		945

	Tobacco — 0.9%
1,465	Altria Group, Inc., 9.700%, 11/10/18 (m)	1,970

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
1,235	Philip Morris International, Inc., 5.650%, 05/16/18	1,444

		3,414

	Total Consumer Staples	13,663

Energy — 2.0%
	Energy Equipment & Services — 0.1%
550	Weatherford International Ltd., (Bermuda), 6.750%, 09/15/40	574

	Oil, Gas & Consumable Fuels — 1.9%
	Atlas Energy Operating Co.
	LLC/Atlas Energy Finance Corp.,
250	10.750%, 02/01/18 (m)	305
100	12.125%, 08/01/17 (m)	131
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (m)	1,190
475	ConocoPhillips, 6.500%, 02/01/39 (m)	576
310	Denbury Resources, Inc., 9.750%, 03/01/16 (m)	343
45	Forest Oil Corp., 8.500%, 02/15/14	49
60	Linn Energy LLC/Linn Energy Finance Corp., 11.750%, 05/15/17	68
385	Nexen, Inc., (Canada), 6.400%, 05/15/37	413
1,315	ONEOK Partners LP, 5.900%, 04/01/12	1,396
115	OPTI Canada, Inc., (Canada), 8.250%, 12/15/14	80
310	Petrohawk Energy Corp., 7.875%, 06/01/15	319
635	Shell International Finance B.V., (Netherlands), 3.100%, 06/28/15	666
1,445	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,681

		7,217

	Total Energy	7,791

Financials — 11.3%
	Capital Markets — 1.9%
1,660	Credit Suisse, (Switzerland), VAR, 0.976%, 05/15/17 (m) (x)	1,237
	Goldman Sachs Group, Inc. (The),
80	3.700%, 08/01/15	82
890	5.950%, 01/18/18	966
530	6.150%, 04/01/18	580
3,795	Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (f) (i) (x)	–	(h)
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 08/21/09 (d)	290
850	0.000%, 05/25/10 (d)	183
1,240	Merrill Lynch & Co., Inc., VAR, 0.487%, 11/01/11 (m)	1,237
	Morgan Stanley,
885	3.450%, 11/02/15	869
395	5.500%, 01/26/20	398
560	6.625%, 04/01/18	612
630	UBS AG, (Switzerland), 5.875%, 12/20/17	704

		7,158

	Commercial Banks — 1.2%
1,410	Credit Suisse, (Switzerland), 5.000%, 05/15/13 (m)	1,525
690	Discover Bank, 8.700%, 11/18/19 (m)	824
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,142

		4,491

	Consumer Finance — 0.9%
590	Ally Financial, Inc., 6.750%, 12/01/14	603
700	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	871
	Ford Motor Credit Co. LLC,
185	7.000%, 04/15/15	196
295	8.700%, 10/01/14	328
1,325	HSBC Finance Corp., 5.000%, 06/30/15	1,434

		3,432

	Diversified Financial Services — 1.5%
930	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	977
	Bank of America Corp.,
430	4.500%, 04/01/15 (m)	441
740	5.650%, 05/01/18 (m)	759
690	6.500%, 08/01/16 (m)	749
	Citigroup, Inc.,
435	5.375%, 08/09/20 (m)	445
400	5.500%, 10/15/14 (m)	434
665	6.000%, 08/15/17 (m)	719
50	8.500%, 05/22/19 (m)	61
1,145	General Electric Capital Corp., 5.875%, 01/14/38	1,121

		5,706

	FDIC Guaranteed Securities — 2.7% (~)
3,335	Bank of America Corp., 3.125%, 06/15/12 (m)	3,467
3,335	Citigroup, Inc., 2.875%, 12/09/11 (m)	3,418
3,300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	3,438

		10,323

	Insurance — 2.7%
2,000	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,106
875	MetLife, Inc., 6.750%, 06/01/16	1,027

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Insurance — Continued
1,500	Metropolitan Life Global Funding I, 5.125%, 06/10/14 (e)	1,663
	Pricoa Global Funding I,
3,805	5.400%, 10/18/12 (e)	4,059
1,000	VAR, 0.419%, 06/26/12 (e)	992
305	Prudential Financial, Inc., 6.200%, 11/15/40	312

		10,159

	Real Estate Investment Trusts (REITs) — 0.2%
625	Health Care REIT, Inc., 4.700%, 09/15/17	642

	Thrifts & Mortgage Finance — 0.2%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	908

	Total Financials	42,819

Health Care — 1.7%
	Health Care Equipment & Supplies — 0.5%
1,150	Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	1,254
295	Cooper Cos., Inc. (The), 7.125%, 02/15/15 (m)	302
260	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14 (m)	283

		1,839

	Health Care Providers & Services — 1.0%
80	Bausch & Lomb, Inc., 9.875%, 11/01/15 (m)	84
235	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	246
1,229	HCA, Inc., PIK, 9.625%, 11/15/16	1,313
290	Health Management Associates, Inc., 6.125%, 04/15/16	293
250	Tenet Healthcare Corp., 9.250%, 02/01/15	266
245	United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17	253
670	UnitedHealth Group, Inc., 5.700%, 10/15/40	675
295	US Oncology, Inc., 9.125%, 08/15/17	355
370	WellPoint, Inc., 5.800%, 08/15/40	378

		3,863

	Pharmaceuticals — 0.2%
	Mylan, Inc.,
40	7.625%, 07/15/17 (e)	42
120	7.875%, 07/15/20 (e)	128
505	Watson Pharmaceuticals, Inc., 6.125%, 08/15/19	580

		750

	Total Health Care	6,452

Industrials — 1.8%
	Aerospace & Defense — 0.2%
185	Alliant Techsystems, Inc., 6.750%, 04/01/16 (m)	188
165	Sequa Corp., 11.750%, 12/01/15 (e)	176
200	Spirit Aerosystems, Inc., 7.500%, 10/01/17	208
30	Triumph Group, Inc., 8.000%, 11/15/17	31

		603

	Commercial Services & Supplies — 0.3%
	ACCO Brands Corp.,
100	7.625%, 08/15/15 (m)	99
135	10.625%, 03/15/15 (m)	150
215	Geo Group, Inc. (The), 7.750%, 10/15/17	228
460	Iron Mountain, Inc., 6.625%, 01/01/16	461
200	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	215

		1,153

	Construction & Engineering — 0.0% (g)
	Esco Corp.,
30	8.625%, 12/15/13 (e)	31
60	VAR, 4.167%, 12/15/13 (e)	60

		91

	Industrial Conglomerates — 0.8%
960	General Electric Co., 5.250%, 12/06/17	1,050
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,107
630	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	825

		2,982

	Industrial Machinery — 0.1%
250	General Cable Corp., 7.125%, 04/01/17	256

	Machinery — 0.0% (g)
130	Terex Corp., 8.000%, 11/15/17	128

	Road & Rail — 0.4%
100	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	104
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	925
110	Hertz Corp. (The), 8.875%, 01/01/14	112
196	RailAmerica, Inc., 9.250%, 07/01/17	214
225	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	232
125	United Rentals North America, Inc., 9.250%, 12/15/19	136

		1,723

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Total Industrials	6,936

Information Technology — 1.4%
	Communications Equipment — 0.3%
	Avaya, Inc.,
250	9.750%, 11/01/15 (m)	248
142	PIK, 10.875%, 11/01/15 (m)	141
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	686

		1,075

	Electronic Equipment, Instruments & Components — 0.2%
315	Aeroflex, Inc., 11.750%, 02/15/15 (m)	344
	NXP B.V./NXP Funding LLC, (Netherlands),
260	9.750%, 08/01/18 (e)	281
157	10.000%, 07/15/13 (e)	174

		799

	Internet Software & Services — 0.0% (g)
115	GXS Worldwide, Inc., 9.750%, 06/15/15	114

	IT Services — 0.5%
	First Data Corp.,
690	9.875%, 09/24/15	586
510	PIK, 10.550%, 09/24/15	440
755	SunGard Data Systems, Inc., 10.250%, 08/15/15	784

		1,810

	Semiconductors & Semiconductor Equipment — 0.1%
265	Amkor Technology, Inc., 9.250%, 06/01/16 (m)	281
100	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e)	108

		389

	Software — 0.3%
250	JDA Software Group, Inc., 8.000%, 12/15/14 (e)	266
710	Oracle Corp., 6.125%, 07/08/39	811

		1,077

	Total Information Technology	5,264

Materials — 1.2%
	Chemicals — 0.2%
	Huntsman International LLC,
240	5.500%, 06/30/16	232
80	7.375%, 01/01/15	81
365	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	326
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	47

		686

	Containers & Packaging — 0.1%
	Graham Packaging Co. LP/GPC Capital Corp. I,
40	8.250%, 01/01/17 (e)	41
140	9.875%, 10/15/14	145
105	Solo Cup Co., 8.500%, 02/15/14	93

		279

	Metals & Mining — 0.6%
100	Arch Coal, Inc., 8.750%, 08/01/16 (m)	110
170	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (m)	185
1,005	Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/20 (e)	975
145	Novelis, Inc., (Canada), 7.250%, 02/15/15	149
450	Vale Overseas Ltd., (Cayman Islands), 6.875%, 11/21/36	499
400	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	452

		2,370

	Paper & Forest Products — 0.3%
	Georgia-Pacific LLC,
120	7.000%, 01/15/15 (e)	123
195	7.125%, 01/15/17 (e)	206
385	International Paper Co., 7.300%, 11/15/39	431
110	NewPage Corp., 11.375%, 12/31/14	100
270	P.H. Glatfelter Co., 7.125%, 05/01/16	279

		1,139

	Total Materials	4,474

Telecommunication Services — 4.5%
	Diversified Telecommunication Services — 3.8%
3,230	AT&T, Inc., 6.700%, 11/15/13 (m)	3,713
765	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	845
175	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e) (m)	186
310	GCI, Inc., 8.625%, 11/15/19	337
	PAETEC Holding Corp.,
110	8.875%, 06/30/17	115
70	9.500%, 07/15/15	71
	Qwest Communications International, Inc.,
120	7.125%, 04/01/18 (e)	125
350	7.500%, 02/15/14	353
	Telefonica Emisiones S.A.U., (Spain),
1,990	5.855%, 02/04/13	2,136
3,940	5.984%, 06/20/11 (m)	4,049
	Verizon Communications, Inc.,
365	7.350%, 04/01/39	450
670	8.750%, 11/01/18	904

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Corporate Bonds — Continued
	Diversified Telecommunication Services — Continued
435	Wind Acquisition Finance S.A., (Luxembourg), 12.000%, 12/01/15 (e)	460
430	Windstream Corp., 8.625%, 08/01/16	446

		14,190

	Wireless Telecommunication Services — 0.7%
1,675	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (m)	1,785
120	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e) (m)	132
300	iPCS, Inc., PIK, 3.537%, 05/01/14	283
	Sprint Capital Corp.,
165	6.900%, 05/01/19	158
465	8.750%, 03/15/32	460

		2,818

	Total Telecommunication Services	17,008

Utilities — 3.4%
	Electric Utilities — 1.5%
630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	707
212	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.000%, 12/01/20 (m)	217
535	Entergy Arkansas, Inc., 3.750%, 02/15/21 (m)	529
450	LG&E and KU Energy LLC, 3.750%, 11/15/20 (e)	440
1,010	Nevada Power Co., 7.125%, 03/15/19	1,229
630	Nisource Finance Corp., 6.800%, 01/15/19	733
420	Oncor Electric Delivery Co. LLC, 5.250%, 09/30/40 (e)	409
440	Pacific Gas & Electric Co., 5.400%, 01/15/40	448
165	Progress Energy, Inc., 6.000%, 12/01/39	180
560	Teco Finance, Inc. 5.150%, 03/15/20	600

		5,492

	Gas Utilities — 1.3%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,114
860	Enterprise Products Operating LP, 7.550%, 04/15/38 (m)	1,033
1,595	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 09/15/15	1,668
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	763
390	Williams Partners LP, 6.300%, 04/15/40	414

		4,992

	Independent Power Producers & Energy Traders — 0.2%
80	AES Corp. (The), 8.000%, 10/15/17 (m)	83
300	Dynegy Holdings, Inc., 7.625%, 10/15/26	180
220	Energy Future Holdings Corp., 10.000%, 01/15/20 (e) (m)	225
320	NRG Energy, Inc., 7.375%, 02/01/16	322

		810

	Multi-Utilities — 0.4%
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	447
130	Mirant North America LLC, 7.375%, 12/31/13	132
730	Xcel Energy, Inc., 4.700%, 05/15/20	788

		1,367

	Total Utilities	12,661

	Total Corporate Bonds (Cost $125,521)	132,265

Mortgage Pass-Through Securities — 34.0%
	Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
6	6.000%, 02/01/11 - 04/01/11 (m)	6
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
10,100	TBA, 4.500%, 12/15/40	10,486
8,185	TBA, 5.000%, 12/15/40	8,652
5,500	TBA, 5.500%, 12/15/40	5,892
3,715	TBA, 6.000%, 12/15/40	4,028
1,300	TBA, 6.500%, 12/15/40	1,440
98	6.000%, 01/01/35 (m)	107
21	7.000%, 12/01/25 - 02/01/26 (m)	24
65	7.500%, 10/01/26 - 02/01/27 (m)	75
45	8.000%, 04/01/26 - 07/01/26 (m)	53
	Federal National Mortgage Association, 15 Year, Single Family,
5,450	TBA, 3.500%, 12/25/25	5,574
5,260	TBA, 4.000%, 12/25/25	5,470
4,035	TBA, 5.000%, 12/25/25	4,295
	Federal National Mortgage Association, 30 Year, Single Family,
2,867	TBA, 3.500%, 01/25/40	2,811
9,020	4.000%, 01/25/40 - 12/25/40	9,148
1,810	4.500%, 01/25/40 - 12/25/40	1,882
10,020	TBA, 5.000%, 12/25/40	10,624
16,305	TBA, 5.500%, 12/25/40	17,525
6,480	TBA, 6.000%, 12/25/40	7,051
1,185	TBA, 6.500%, 12/25/40	1,315
543	6.500%, 04/01/29 - 03/01/35 (m)	607
152	7.000%, 02/01/35 - 03/01/35	173
20	7.500%, 03/01/35	23

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE ($)
Mortgage Pass-Through Securities — Continued
	Government National Mortgage Association, 30 Year, Single Family,
11,235	TBA, 4.000%, 12/15/40	11,518
8,500	TBA, 4.500%, 12/15/40	8,928
7,300	TBA, 5.000%, 12/15/40	7,820
2,400	TBA, 6.000%, 12/15/40	2,645
438	7.000%, 09/15/31	506

	Total Mortgage Pass-Through Securities (Cost $129,089)	128,678

Supranational — 0.8%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,800)	3,170

U.S. Government Agency Securities — 6.2%
1,800	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16 (m)	2,105
	Federal National Mortgage Association,
18,790	1.250%, 08/20/13 (m)	18,999
2,140	4.875%, 12/15/16 (m)	2,480

	Total U.S. Government Agency Securities (Cost $22,786)	23,584

U.S. Treasury Obligations — 10.8%
	U.S. Treasury Bonds,
1,530	3.500%, 02/15/39 (m)	1,375
170	4.500%, 08/15/39 (m)	182
1,160	4.625%, 02/15/40 (m)	1,267
500	5.000%, 05/15/37 (m)	582
1,097	8.750%, 08/15/20 (m)	1,667
	U.S. Treasury Notes,
460	0.750%, 09/15/13 (m)	461
2,445	1.250%, 09/30/15 (m)	2,428
10,220	1.250%, 10/31/15 (m)	10,130
2,745	1.375%, 01/15/13 (m)	2,796
1,115	2.125%, 11/30/14 (m)	1,160
720	2.250%, 01/31/15 (m)	752
1,245	2.500%, 03/31/15 (m)	1,313
725	2.500%, 04/30/15 (m)	764
3,900	2.625%, 07/31/14 (m)	4,132
775	2.625%, 12/31/14 (m)	822
160	2.625%, 08/15/20 (m)	158
1,130	2.625%, 11/15/20 (m)	1,113
118	3.000%, 09/30/16 (m)	126
416	3.250%, 12/31/16 (m)	450
4,025	3.375%, 11/15/19 (m)	4,276
1,305	3.500%, 05/15/20 (m)	1,393
3,095	3.625%, 02/15/20 (m)	3,344

	Total U.S. Treasury Obligations (Cost $39,252)	40,691

SHARES
Common Stock — 0.0% (g)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Consumer Discretionary — 0.0% (g)
	Media — 0.0% (g)
13	Dex One Corp. (a) (Cost $764)	61

NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Call Option Purchased — 0.0% (g)
17	10 Year U.S. Treasury Note, Expiring 02/18/11 @ $127.50, American Style	2
19	10 Year U.S. Treasury Note, Expiring 12/23/10 @ $125.00, American Style	12

NOTIONAL AMOUNT ($)
	Receiver/Payer Straddles on Interest Rate Swaps:
382	Expiring 08/26/11. If exercised the Fund pays/receives semi-annually 2.873% and receives/pays quarterly floating 3 month LIBOR terminating 08/31/21, European Style. Counterparty: Citibank, N.A. (r)	26

	Total Call Option Purchased (Cost $45)	40

NUMBER OF CONTRACTS
	Put Option Purchased — 0.0% (g)
	Payer Options Purchased on Interest Rate Swaps:
1,436	Expiring 12/01/10. If exercised the Fund pays semi-annually 2.890% and receives quarterly floating 3 month LIBOR terminating 12/03/20, European Style. Counterparty: Morgan Stanley Capital Services (r)	9
	Total Options Purchased (Cost $62)	49

PRINCIPAL AMOUNT ($)
Short-Term Investments — 28.7%
U.S. Treasury Obligation — 0.4%
1,380	U.S. Treasury Bill, 0.154%,
	01/13/11 (k) (m) (n)	1,380

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investments — Continued

Investment Company — 28.3%
107,159	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% † (b) (l) (m) (Cost $107,159)	107,159

	Total Short-Term Investments (Cost $108,538)	108,539

	Total Investments —135.0% (Cost $494,804)	511,188
	Liabilities in Excess of Other
	Assets — (35.0)%	(132,591)

	NET ASSETS — 100.0%	$378,597

Percentages indicated are based on net assets.

Futures Contracts (Amounts in thousands, except number of contracts)
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 11/30/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
129	10 Year U.S. Treasury Note	03/22/11	$16,010	$33
141	30 Year U.S. Treasury Bond	03/22/11	17,946	67
18	2 Year U.S. Treasury Note	03/31/11	3,949	6
22	5 Year U.S. Treasury Note	03/31/11	2,637	— (h)
58	Eurodollar	03/31/11	24,123	(5)
67	Eurodollar	03/19/12	16,602	4
19	Eurodollar	09/17/12	4,696	(4)
	Short Futures Outstanding
(62)	10 Year U.S. Treasury Note	03/22/11	(7,695)	(19)
(46)	2 Year U.S. Treasury Note	03/31/11	(10,091)	(13)
(94)	5 Year U.S. Treasury Note	03/31/11	(11,266)	(21)

				$48

OPTIONS WRITTEN

Put Options Written

Payer Options Written on Interest Rate Swaps*

COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	3.395% semi-annually	08/26/11	08/31/21	$382	$(11)
Deutsche Bank AG, New York	2.000% semi-annually	03/14/11	03/16/12	11,818	— (h)
Deutsche Bank AG, New York	2.000% semi-annually	05/17/11	05/19/12	20,751	(1)

(Premiums received of $92.)					$(12)

*	European Style
**	The Fund would pay quarterly a floating rate based on 3 month LIBOR, if exercised.

Credit Default Swaps - Buy Protection [1]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.366%	$110	$5	$(7)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.520	640	7	(6)
Citibank, N.A.:
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.545	300	(7)	4
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	06/20/15	2.641	250	16	(10)
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.560	900	(18)	31
TJX Cos., Inc., 6.950%, 04/15/19	1.000% quarterly	09/20/15	0.561	200	(4)	3
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.459	350	7	(21)
Credit Suisse International:
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.110	450	19	(13)
Kingdom of Belgium, 5.750%, 09/28/10	1.000% quarterly	03/20/15	1.975	310	11	10
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	1.920	1,500	(171)	(60)
Deutsche Bank AG, New York:
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	09/20/15	6.476	200	10	(21)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/15	6.060	128	4	(12)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.110	450	19	(13)
Kingdom of the Netherlands, 3.250%, 07/15/15	0.250% quarterly	03/20/15	0.554	340	4	(3)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	1.920	3,000	(343)	(27)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	1.920	3,000	(343)	65
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	09/20/14	1.990	1,800	(213)	112
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.051	450	17	(13)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	1.277	290	3	(5)
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	12/20/15	1.246	250	3	1
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.459	250	5	(13)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	12/20/15	1.495	290	6	(8)
Morgan Stanley Capital Services:
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	09/20/15	1.211	200	2	(1)
Federal Republic of Brazil, 12.250%, 03/06/30	1.000% quarterly	12/20/15	1.234	260	2	(2)
Macy’s Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	09/20/15	1.589	130	3	(7)
TJX Cos., Inc., 6.950%, 04/15/19	1.000% quarterly	09/20/15	1.246	200	(4)	3
United Mexican States, 7.500%, 04/08/33	1.000% quarterly	09/20/15	0.561	200	2	(1)
Royal Bank of Scotland:
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.496	800	8	— (h)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.496	850	8	(9)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.496	850	8	(7)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	03/20/15	1.406	400	6	(1)
Union Bank of Switzerland AG:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.718	290	(4)	4
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	09/20/15	0.718	300	(5)	4
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.366	110	5	(10)
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.366	110	5	(9)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.520	450	5	(2)
Eastman Chemical Co., 7.600%, 02/01/27	1.000% quarterly	09/20/15	1.039	350	— (h)	4
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/13	5.120	100	(1)	(5)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.110	450	19	(11)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	2.110	450	19	(21)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.545	130	(3)	2
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/15	0.545	290	(7)	4
Kohl’s Corp., 6.250%, 12/15/17	1.000% quarterly	09/20/15	0.754	130	(2)	— (h)
Limited Brands, Inc., 6.900%, 07/15/17	1.000% quarterly	12/20/15	1.722	620	20	(25)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.118	450	19	(19)
Lowe’s Cos., Inc., 5.400%, 10/15/16	1.000% quarterly	09/20/15	0.562	130	(3)	2
Nordstrom, Inc., 6.950%, 03/15/28	1.000% quarterly	09/20/15	1.072	600	1	(8)
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.560	400	(8)	14
Staples, Inc., 9.750%, 01/15/14	1.000% quarterly	09/20/15	0.900	200	(1)	(3)
Target Corp., 5.375%, 05/01/17	1.000% quarterly	12/20/15	0.512	400	(10)	8
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.459	300	6	(11)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	09/20/15	1.459	300	6	(12)
XL Group plc, 5.250%, 09/15/14	1.000% quarterly	12/20/15	1.495	650	14	(13)

					$(853)	$(138)

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CDX.EM.14.1	5.000% quarterly	12/20/15	2.437%	$310	$(40)	$40
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	12.859	260	135	(148)
BNP Paribas:
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	1,300	(4)	4
Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	26.432	3,400	500	(897)
CDX.EM.14.1	5.000% quarterly	12/20/15	2.437	630	(80)	92
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	150	44	(78)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	5.591	450	114	(204)
CMBX.NA.BBB.1.1	1.340% monthly	10/12/52	25.917	140	101	(103)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.903	180	146	(153)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.903	210	170	(168)
Credit Suisse International:
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	1,500	41	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	2,500	68	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	3,500	96	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	5,000	137	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.335	900	101	(265)
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	41.053	180	146	(153)
Deutsche Bank AG, New York:
CDX.EM.14.1	5.000% quarterly	12/20/15	2.437	250	(32)	34
CDX.EM.14.1	5.000% quarterly	12/20/15	2.437	1,000	(127)	141
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	130	38	(53)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	0.700	5,000	137	(962)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	32.124	340	276	(283)
Morgan Stanley Capital Services:
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	1,300	(4)	4
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	150	44	(78)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	150	44	(75)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	6.408	260	76	(103)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	12.859	140	73	(81)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	3.335	260	29	(33)
CMBX.NA.AJ.2.1	1.090% monthly	03/15/49	4.290	310	49	(39)
Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	26.432	5,500	808	(1,875)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	26.432	11,375	1,672	(2,098)
Union Bank of Switzerland AG:
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	1,300	(4)	6
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	1,300	(4)	4

					$4,750	$(10,389)

Credit Default Swaps - Sell Protection [2]

Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	9.856%	$130	$(13)	$17
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	06/20/13	9.856	180	(18)	21
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	30	— (h)	1
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	50	— (h)	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	130	(1)	— (h)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	130	(1)	(1)
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/13	7.691	260	(16)	15
Freescale Semiconductor, Inc., 8.875%, 12/15/14	5.000% quarterly	12/20/12	5.326	130	— (h)	2
Freescale Semiconductor, Inc., 8.875%, 12/15/14	5.000% quarterly	12/20/12	5.326	130	— (h)	1
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	180	(25)	25
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/12	6.698	50	(1)	1
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	6.475	50	(1)	1
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	06/20/13	7.228	50	(2)	2
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	30	(2)	2
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	09/20/12	7.037	50	$(1)	$1
BNP Paribas:
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	50	(2)	1
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	50	(2)	1
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	130	(4)	4
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.182	50	(4)	3
Citibank, N.A.:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.420	350	(6)	17
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	50	(3)	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	130	(7)	5
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.633	130	(8)	6
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	50	— (h)	2
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.943	130	(3)	4
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	06/20/11	24.354	130	(1)	— (h)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	30.522	130	(6)	21
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	70	(29)	34
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	6.475	110	(46)	62
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	9.403	50	(1)	1
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	130	(9)	7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	130	(9)	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	11.004	150	(11)	9
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	2.676	130	(18)	16
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	7.182	130	(10)	6
Credit Suisse International:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.348	450	(6)	10
Harrah’s Operating Co., Inc., 5.625%, 06/01/15	5.000% quarterly	12/20/12	6.943	100	(3)	3
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/10	24.357	130	— (h)	— (h)
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	140	(62)	80
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	210	(93)	119
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	175	(98)	104
Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	12/20/14	1.306	450	(4)	9
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.348	450	(6)	10
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	12/20/15	1.450	290	(6)	10
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/15	2.317	620	(36)	50
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	09/20/12	12.767	50	(6)	7
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	09/20/12	12.767	50	(6)	7
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	50	(1)	1
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	130	(3)	3
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/13	8.015	130	(9)	8
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/13	8.015	130	(9)	7
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/11	24.354	130	(6)	29
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/11	24.356	130	(12)	33
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/12	29.048	130	(45)	44
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	70	(29)	25
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	70	(29)	37
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	110	(46)	55
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	110	(46)	57
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	130	(54)	45
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	130	(54)	70
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	70	(31)	40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	80	(45)	45
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	80	(45)	40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	90	(50)	53
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	225	(126)	123
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	33.523	70	(40)	31
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	33.523	70	(40)	40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	33.523	110	(63)	64
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	1.867	3,000	348	(59)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	1.867	3,000	348	(115)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	09/20/14	1.944	1,800	216	(124)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	2.983	150	14	(2)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	2.983	170	15	(2)
Prudential Financial, Inc., 4.500%, 07/15/13	5.000% quarterly	06/20/14	1.892	2,000	230	330
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	130	(9)	9
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	130	(4)	2
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/13	8.745	130	(12)	11
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	7.182	130	(10)	6
HSBC Bank, N.A.:
Hellenic Republic, 5.900%, 10/22/22	5.000% quarterly	06/20/11	8.761	320	(3)	13
Morgan Stanley Capital Services:
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	50	(3)	4
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	50	(3)	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	130	(7)	8
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	130	(7)	7
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	130	(7)	5
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	130	(7)	3
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	130	(7)	2
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	180	(10)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.633	180	(11)	8
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	50	(7)	8
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	50	(1)	— (h)
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	50	(1)	— (h)
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/13	8.015	200	(14)	10
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	12/20/10	24.357	190	— (h)	(1)
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	130	(9)	8
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	130	(9)	6
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	11.004	130	(18)	17
Royal Bank of Scotland:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.348	400	(5)	1
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	130	(4)	2
Union Bank of Switzerland AG:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.348	450	(6)	8
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.420	250	(4)	12
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.420	300	(5)	10
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	09/20/15	1.420	300	(5)	11
Clear Channel Communications, Inc., 6.875%, 06/15/18	5.000% quarterly	12/20/12	8.365	50	(3)	4
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	12/20/13	7.633	130	(8)	6
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	9.077	80	(10)	11
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	9.077	250	(32)	29
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	130	(1)	2
First Data Corp., 9.875%, 09/24/15	5.000% quarterly	12/20/12	5.944	500	(4)	5
Freescale Semiconductor, Inc., 8.875%, 12/15/14	5.000% quarterly	12/20/13	6.650	50	(2)	2
Freescale Semiconductor, Inc., 8.875%, 12/15/14	5.000% quarterly	12/20/13	6.650	410	(14)	8
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	09/20/12	12.767	50	(6)	8
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	50	(7)	7
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	130	(18)	17
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	260	(36)	38
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	260	(36)	32
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	12/20/12	13.401	360	(50)	50
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	15.596	110	(33)	23
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	15.596	110	(33)	23
Knight Ridder, Inc., 5.750%, 09/01/17	5.000% quarterly	12/20/12	6.551	50	(1)	1
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/13	7.459	50	(2)	3
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	03/20/13	7.459	50	(2)	3
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	8.072	130	(8)	11
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	8.072	130	(8)	8
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	06/20/13	8.072	390	(24)	32
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	8.967	130	(12)	16
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	8.967	130	(12)	15
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	8.967	180	(17)	12
Level 3 Communications, Inc., 9.000%, 10/15/13	5.000% quarterly	12/20/13	8.967	260	(25)	16
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	80	(33)	41
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	80	(33)	40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	120	(50)	60
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	130	(54)	42
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	30.522	350	(145)	177
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	80	(35)	44
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	130	(57)	72
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	09/20/13	31.029	130	(57)	66
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	33.291	225	(126)	124
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	33.523	80	(46)	48
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	2.070	400	(16)	14
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	6.475	130	(2)	1
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	6.475	180	(3)	2
MGM Resorts International, 5.875%, 02/27/14	5.000% quarterly	12/20/12	6.475	260	(5)	2
Prudential Financial, Inc., 4.500%, 07/15/13	1.000% quarterly	12/20/15	2.159	650	(33)	33
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/11	8.406	130	(3)	5
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/12	9.403	130	(9)	7
Realogy Corp., 10.500%, 04/15/14	5.000% quarterly	12/20/13	11.004	130	(18)	17
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	50	(2)	1
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	130	(4)	3
Rite Aid Corp., 7.700%, 02/15/27	5.000% quarterly	12/20/12	7.308	130	(4)	2
SUPERVALU, Inc., 7.500%, 05/15/12	5.000% quarterly	12/20/15	7.182	130	(10)	6
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.182	130	(10)	5
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.182	130	(10)	7
SUPERVALU, Inc., 8.000%, 05/01/16	5.000% quarterly	12/20/15	7.182	310	(24)	17

					$(1,579)	$2,982

Credit Indices:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 11/30/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/ RECEIVED [5]
Bank of America:
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.123%	$4,000	$31	$116
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	18.474	260	(166)	181
Citibank, N.A.:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	10.858	280	(123)	132
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	6.961	350	(107)	113
Credit Suisse International:
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.123	2,000	15	75
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.353	900	(54)	211
Deutsche Bank AG, New York:
CDX.NA.IG.14.01	1.000% quarterly	06/20/15	0.918	290	2	1
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	250	1	(2)
CMBX.NA.BBB.2.1	0.250% monthly	03/15/49	10.858	260	(115)	131
Morgan Stanley Capital Services:
CDX.NA.IG.14.01	1.000% quarterly	06/20/15	0.918	400	2	2
CDX.NA.IG.15.01	1.000% quarterly	12/20/15	0.981	260	1	1
CMBX.NA.A.3.1	0.620% monthly	12/13/49	18.474	140	(90)	98
CMBX.NA.AAA.4	0.350% monthly	02/17/51	1.353	260	(15)	23
CMBX.NA.AM.4.1	0.500% monthly	02/17/51	3.018	260	(38)	42
CMBX.NA.AM.4.1	0.500% monthly	02/17/51	3.018	260	(38)	48
CMBX.NA.BBB.2.1	0.250% monthly	03/15/49	10.858	260	(115)	131
MCDX.NA.15	1.000% quarterly	12/20/15	1.980	350	(13)	12
MCDX.NA.15	1.000% quarterly	12/20/15	1.980	350	(13)	12
Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	32.273	3,300	(1,739)	3,625
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	32.273	11,375	(5,994)	6,126
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	6.961	450	(138)	229

					$(8,706)	$11,307

[1]	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2]	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3]	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4]	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*	The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.

Interest Rate Swaps

	RATE TYPE (r)					UPFRONT PREMIUMS (PAID)/ RECEIVED [1]
SWAP COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Barclays Bank plc	1.710% semi-annually	3 month LIBOR quarterly	11/19/15	$3,431	$1	—
Barclays Bank plc	1.980% semi-annually	3 month LIBOR quarterly	02/22/16	4,229	(18)	—
Barclays Bank plc	3 month LIBOR quarterly	3.200% semi-annually	02/22/21	4,609	60	—
Barclays Bank plc	4.028% semi-annually	3 month LIBOR quarterly	02/22/41	1,134	(37)	—
Citibank, N.A.	1.570% semi-annually	3 month LIBOR quarterly	01/19/16	2,668	33	—
Citibank, N.A.	3.047% semi-annually	3 month LIBOR quarterly	11/17/20	2,277	(23)	—
Citibank, N.A.	3 month LIBOR quarterly	2.730% semi-annually	01/19/21	2,863	(71)	—
Citibank, N.A.	3.676% semi-annually	3 month LIBOR quarterly	01/19/41	678	19	—
Deutsche Bank AG, New York	1.585% semi-annually	3 month LIBOR quarterly	10/27/15	8,640	39	—
Deutsche Bank AG, New York	3 month LIBOR quarterly	3.382% semi-annually	10/27/40	2,157	(161)	—
Morgan Stanley Capital Services	3 month LIBOR quarterly	3.000% semi-annually	12/03/20	1,436	6	—

					$(152)	$—

[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Price Locks

SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [1]
Citibank, N.A. (†)	U.S. Treasury Note, 2.625%, 11/15/20	$97.24	12/15/10	$2,386	$29	$—

(†)	If the market price exceeds the price lock at termination, the Fund receives the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund pays the difference between the price lock and the market price.
[1]	Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

1. Derivatives — The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Fund can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures; and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the

The Fund may be subject to various risks from the use of derivatives including risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); anddocumentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

1A. Options — The Fund purchase and sell (“write”) put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Purchased Options — The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — The amount of the liability is adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation. Premiums received from written options that expire are treated as realized gains. The Fund record loss on a realized gain or written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subject the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

1B. Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts.

Use of long futures contracts subjects the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

1C. Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding swap contracts with the counterparty in the form of cash or securities. These amounts are held in segregated accounts with the fund’s or counterparty’s custodial bank, as applicable.

The Fund’s swap contracts at net value and collateral posted by counterparty as of November 30, 2010 is as follows (amounts in thousands):

Counterparty	Value of swap contracts	Collateral Amount
Deutsche Bank AG, New York	$(359)	$580
Royal Bank of Scotland	(5,370)	5,270
Union Bank of Switzerland AG	(1,146)	1,050

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Funds enter into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

Price Locks

The Fund enters into price locks to hedge interest rate exposures within their respective portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :

CMO	—	Collateralized Mortgage Obligation
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2010. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of November 30, 2010.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of November 30, 2010.

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

(~)	Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.
†	Approximately $6,900,000 of the Fund is restricted as collateral to various brokers.
(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.0% of total investments.
(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of November 30, 2010.
(m)	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.
(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described. (x) Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2010.

As of November 30, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$16,396
Aggregate gross unrealized depreciation	(12)

Net unrealized appreciation/depreciation	$16,384

Federal income tax cost of investments	$494,804

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited)

(Amounts in thousands)

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stock
Consumer Discretionary	$61	$—	$—		$61
Debt Securities
Asset-Backed Securities	—	27,188	—		27,188
Collateralized Mortgage
Obligations	—	32,105	—		32,105
Commercial Mortgage-Backed
Securities	—	14,858	—		14,858
Corporate Bonds
Consumer Discretionary	—	15,197	—		15,197
Consumer Staples	—	13,663	—		13,663
Energy	—	7,791	—		7,791
Financials	—	42,819	—	(h)	42,819
Health Care	—	6,452	—		6,452
Industrials	—	6,936	—		6,936
Information Technology	—	5,264	—		5,264
Materials	—	4,474	—		4,474
Telecommunication Services	—	17,008	—		17,008
Utilities	—	12,661	—		12,661

Total	—	132,265	—	(h)	132,265

Mortgage Pass-Through Securities	—	128,678	—		128,678
Supranational	—	3,170	—		3,170
U.S. Government Agency
Securities	—	23,584	—		23,584
U.S. Treasury Obligations	—	40,691	—		40,691
Options Purchased
Call Options Purchased	14	—	—		14
Payer Options Purchased on
Interest Rate Swaps	—	9	—		9
Receiver/Payer Straddles on
Interest Rate Swaps	—	26	—		26
Short-Term Investments
Investment Company	107,159	—	—		107,159
U.S. Treasury Obligation	—	1,380	—		1,380

Total Investments in Securities	$107,234	$403,954	$—	(h)	$511,188

Liabilities
Options Written
Payer Options Written on Interest
Rate Swaps	$—	$(12)	$—		$(12)

Total Liabilities	$—	$(12)	$—		$(12)

JPMorgan Total Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2010 (Unaudited) (continued)

(Amounts in thousands)

Appreciation in Other Financial Instruments
Futures Contracts	$110	$—	$—	$110
Swaps	—	4,349	—	4,349

Total Appreciation in Other Financial Instruments	$110	$4,349	$—	$4,459

Depreciation in Other Financial Instruments
Futures Contracts	$(62)	$—	$—	$(62)
Swaps	—	(6,975)	—	(6,975)

Total Depreciation in Other Financial Instruments	$(62)	$(6,975)	$—	$(7,037)

There were no significant transfers between Levels 1 and 2 during the period ended November 30, 2010.

(h)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 11/30/10
Investments in Securities
Asset-Backed Securities	$8,948	$—	$—	$—	$—	$—	$(8,948)	$—
Corporate Bonds - Financials	9	—	(9)	—	—	—	—	—	(a)

Total	$8,957	$—	$(9)	$—	$—	$—	$(8,948)	$—

(a)	Amount rounds to less than $1,000.

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.

Transfers from Level 2 to Level 3 or from Level 3 to 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at November 30, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(9,000).

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/
Patricia A. Maleski
President and Principal Executive Officer
January 28, 2011

By:	/s/
Joy C. Dowd
Treasurer and Principal Financial Officer
January 28, 2011